    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 1996

                                                                File No. 2-89729
                                                               File No. 811-3980

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                       POST-EFFECTIVE AMENDMENT NO. 41                      [x]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                              AMENDMENT NO. 44                              [x]

                                    MAS FUNDS
                           --------------------------
                           (Exact Name of Registrant)

            c/o Miller Anderson & Sherrerd, LLP
                     One Tower Bridge
                       P.O. Box 868
                   West Conshohocken, PA               19428-068
         ----------------------------------------      ----------
         (Address of Principal Executive Offices)      (Zip Code)


       Registrant's Telephone Number, including Area Code: (610) 940-5065

                               Ms. Lorraine Truten
                                One Tower Bridge
                         West Conshohocken, PA 19428-068
                     ---------------------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:

                           John H. Grady, Jr. Esquire
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036

-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

    X Immediately upon filing pursuant to paragraph (b), or On [date] pursuant to paragraph (b), or 60 days after filing pursuant to paragraph (a), or On [date] pursuant to paragraph (a) of Rule 485, or 75 days after filing pursuant to paragraph (a) of Rule 485.

-------------------------------------------------------------------------------

   DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has elected to register an indefinite amount of securities. Registrant filed a Rule 24f-2 Notice on November 28, 1995 for the Registrant's fiscal year ending September 30, 1995.

                                    MAS FUNDS

                         POST-EFFECTIVE AMENDMENT NO. 41
                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                     LOCATION
==============================================================================
PART A

 Item 1.   Cover Page                                    Cover Page
 Item 2.   Synopsis                                      Prospectus Summary
 Item 3.   Condensed Financial Information               Financial Highlights
 Item 4.   General Description of Registrant             Investment Limitations; Portfolio
                                                         Summaries; Equity Investments;
                                                         Fixed Income Investments;
                                                         Prospectus Glossary: Strategies and
                                                         Investments; Risk Factors; Fund
                                                         Expenses; General Information;
                                                         Other Information
 Item 5.   Management of the Fund                        Investment Advisor; Administrative
                                                         Services; Shareholder Services;
                                                         General Distribution Agent; Portfolio
                                                         Management; Trustees and Officers;
                                                         Other Information
 Item 6.   Capital Stock and Other Securities            Dividends, Capital Gains,
                                                         Distributions and Taxes; Valuation of
                                                         Shares; Portfolio Transactions; Other
                                                         Information
 Item 7.   Purchase of Securities Being Offered          Purchase of Shares; Redemption of
                                                         Shares
 Item 8.   Redemption or Repurchase                      Purchase of Shares; Redemption of
                                                         Shares
 Item 9.   Pending Legal Proceedings                     Litigation

PART B

 Item 10.   Cover Page                                   Cover Page
 Item 11.   Table of Contents                            Table of Contents
 Item 12.   General Information and History              Business History
 Item 13.   Investment Objectives and Policies           Investment Objectives and Policies;
                                                         Investment Limitations; Appendix:
                                                         Description of Securities and Ratings

                                       -i-


N-1A ITEM NO.                                                     LOCATION
===============================================================================
 Item 14.   Management of the Registrant                 Management of the Fund
 Item 15.   Control Persons and Principal
               Holders of Securities                     Management of the Fund
 Item 16.   Investment Advisory and Other
               Services                                  Investment Advisor; Shareholder
                                                         Services; Distributor For Fund;
 Item 17.   Brokerage Allocation                         Portfolio Transactions
 Item 18.   Capital Stock and Other Securities           General Information - Description of
                                                         Shares and Voting Rights
 Item 19.   Purchase, Redemption, and Pricing
               of Securities Being Offered               Purchase of Shares; Redemption of
                                                         Shares
 Item 20.   Tax Status                                   Tax Considerations
 Item 21.   Underwriters                                 Distributor for Funds
 Item 22.   Calculation of Yield Quotations              Computation of Yield and Calculation
                                                         of Total Return; Performance
                                                         Information

 Item 23.   Financial Statements                         Financial Statements

Part C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Client Services:  1-800-354-8185      Prices and Investment Results:  1-800-
522-1525




MAS Funds (the Fund) is a no-load mutual fund consisting of twenty-six portfolios, twenty-four of which are described in this Prospectus. Each portfolio in this Prospectus operates as a separate diversified investment company except the Global Fixed Income, International Fixed Income, and Emerging Markets Portfolios which are non-diversified investment companies. The investment objective of each portfolio is described with a summary of investment policies as referenced below. The Fund's Select Equity and Small Cap Value Portfolios are not currently being offered to new investors. This Prospectus offers the Institutional Class Shares of the Fund. The Fund also offers
Adviser Class Shares and Investment Class Shares.


Shares of the Cash Reserves Portfolio are neither insured nor guaranteed by the U.S. Government. The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.


The High Yield Portfolio will invest primarily, and certain other portfolios of the Fund may invest to varying degrees, in high yield, high risk securities which are speculative with regard to payment of interest and return of principal (commonly referred to as junk bonds); therefore, investments in these portfolios may not be suitable for all investors. See High Yield Investing in the Glossary of Strategies for additional information regarding certain risks associated with investment in such securities.


                            PORTFOLIO PAGE REFERENCE
                            ------------------------


How to Use This Prospectus:       3
--------------------------

Portfolio Summaries:
--------------------
Equity:
-------
  Emerging Markets              17
  Equity                        17
  Growth                        18
  International Equity          18
  Mid Cap Growth                19
  Mid Cap Value                 19
  Small Cap Value               20
  Value                         20


Fixed Income:
-------------
  Cash Reserves                 21
  Domestic Fixed Income         22
  Fixed Income                  23
  Fixed Income II               24
  Global Fixed Income           25
  High Yield                    26
  Intermediate Duration         27
  International Fixed Income    28
  Limited Duration              29
  Mortgage-Backed Securities    30
  Municipal                     31
  PA Municipal                  32
  Special Purpose Fixed Income  33

Balanced:                       34
---------
Multi-Asset-Class:              35
-----------------

Select Equity Portfolio:        6
-----------------------

Prospectus Glossary:
-------------------
  Strategies                   36
  Investments                  41

Other Information:             52
------------------
Table of Contents:      Back Cover
-----------------

This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 30, 1996 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.



          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
               THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                          ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY
---------------

INSTITUTIONAL CLASS SHARES
----------------------------

The following tables illustrate the various expenses and fees that a shareholder for that portfolio will incur either directly or indirectly. The expenses and fees set forth below are based on each portfolio's operations during the fiscal year ended September 30, 1995, except portfolios whose Total Operating Expenses have been capped. An estimate has been provided for portfolios with less than 10 months of operations.



        Shareholder Transaction Expenses:
        Sales Load Imposed on Purchases                              None
        Sales Load Imposed on Reinvested Dividends                   None
        Redemption Fees                                              None
        Exchange Fees                                                None

        Annual Fund Operating Expenses:
       (as a percentage of average net assets after fee waivers)
       12b-1 Fees                                                    None



                                                Investment                                       Total
                                                 Advisory                 Other                Operating
Portfolio                                           Fees                Expenses               Expenses
Emerging Markets                                   0.750%
Equity                                             0.500




Growth
International Equity
Mid Cap Growth
Mid Cap Value
Small Cap Value
Value
Cash Reserves
Domestic Fixed Income
Fixed Income
Fixed Income II
Global Fixed Income
High Yield
Intermediate Duration
International Fixed Income
Limited Duration
Mortgage-Backed Securities
Municipal
PA Municipal
Special Purpose Fixed Income
Balanced
Multi-Asset-Class
Select Equity

*After fee waivers and reimbursements.

Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively. Absent fee waivers and reimbursements by the Adviser, Total Operating Expenses would be _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, and _____% for
the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Intermediate Duration, International Fixed Income, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios, respectively.

EXAMPLE



The purpose of this table is to assist in understanding the various expenses that a shareholder in a portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. For portfolios with less than 10 months of operations, only the 1 and 3 year examples are shown.



Portfolio
                                        1 year           3 year           5 year          10 year
Emerging Markets                        $                $                $               $
Equity
Growth
International Equity
Mid Cap Growth
Mid Cap Value
Small Cap Value
Value
Cash Reserves
Domestic Fixed Income
Fixed Income
Fixed Income II
Global Fixed Income
High Yield
Intermediate Duration
International Fixed Income
Limited Duration



Mortgage-Backed Securities
Municipal
PA Municipal
Special Purpose Fixed Income
Balanced
Multi-Asset-Class
Select Equity


                           HOW TO USE THIS PROSPECTUS


A PROSPECTUS SUMMARY begins on page __;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page __;

GENERAL INFORMATION including INVESTMENT LIMITATIONS pertinent to all portfolios begins on page __;

SUMMARY PAGES for each portfolio's Objective, Policies and Strategies begin on page __;


The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page __;

OTHER INFORMATION including SHAREHOLDER SERVICES begins on page __.

PROSPECTUS SUMMARY

EQUITY PORTFOLIOS

Emerging Markets - seeks to achieve long-term capital growth by investing primarily in Common Stocks of Emerging Market Issuers.

Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks of companies which are deemed by the Adviser to have earnings growth potential greater than the economy in general and greater than the expected rate of inflation.

Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of larger size companies that are deemed by the Adviser to offer long-term growth potential.

International Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Foreign Equities.

Mid Cap Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of smaller companies that are deemed by the Adviser to offer long-term growth potential.

Mid Cap Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in Common Stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.

Small Cap Value - (not currently offered to new investors) seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks with equity capitalizations in the range of companies represented in the Russell 2000 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit lower price/earnings and price/book value ratios than the Russell 2000.

Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/earnings ratios and price/book ratios.

FIXED-INCOME PORTFOLIOS

Cash Reserves - seeks to realize maximum current income, consistent with preservation of capital and liquidity, by investing in a diversified portfolio of money-market instruments, Cash Equivalents and other short-term securities having expected maturities of thirteen months or less. The portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.


Domestic Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Governments, Corporates rated "A" or higher, Mortgage Securities, other Fixed-Income Securities rated "A" or higher of domestic issuers and Derivatives. The portfolio's average weighted maturity will ordinarily be greater than five years.

Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Fixed Income II - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, investment grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities (rated A or higher) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Global Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Fixed-Income Securities, Foreign Bonds and Derivatives representing securities of United States and foreign issuers. The portfolio's average weighted maturity will ordinarily exceed five years.


High Yield - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of High Yield Securities, Corporates and other Fixed-Income Securities (including bonds rated below investment grade) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Intermediate Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments and investment-grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio will maintain an average duration of between two and five years.


International Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Foreign Bonds and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.


Limited Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Mortgage Securities, investment-grade Corporates and other Fixed-Income Securities. The portfolio will maintain an average duration of between one and three years.


Mortgage-Backed Securities - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Mortgage Securities and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed seven years.

Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with conservation of capital and the realization of current income which is exempt from federal income tax, by investing primarily in a diversified portfolio of Municipals and other Fixed-Income Securities and Derivatives, including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

PA Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax and Pennsylvania personal income tax by investing in a diversified portfolio of PA Municipals and other Fixed-Income Securities and Derivatives including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

Special Purpose Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio is structured to complement an investment in one or more of the Fund's Equity Portfolios for investors seeking a balanced investment. The portfolio's average weighted maturity will ordinarily exceed five years.

BALANCED INVESTING


Balanced Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of Equity Securities, Fixed-Income Securities and Derivatives. When the Adviser judges the relative outlook for the equity and fixed-income markets to be neutral, the portfolio will be invested 60% in equity securities and 40% in fixed-income securities. The asset mix is actively managed by the Adviser, with equity securities ordinarily representing between 45% and 75% of the total investment. The average weighted maturity of the fixed-income portion of the portfolio will ordinarily be greater than five years.

Multi-Asset-Class Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Equity Securities, Fixed-Income Securities and High Yield Securities of United States and foreign issuers and Derivatives. The asset mix is actively managed by the Adviser.

Balanced Investing and the Balanced Investment Program - MAS offers a balanced investing option allowing clients to combine investments in two or more portfolios of the Fund. Clients can authorize MAS to manage the mix of assets among the portfolios according to their individual objectives and specifications. If client objectives are consistent with active management of investments in the Equity and Special Purpose Fixed Income Portfolios around a 60/40 asset mix, the account will be managed in the same manner as the Adviser's fully-discretionary, Balanced Investment Program. When client objectives require use of different portfolios, a different neutral asset mix or specific limitations, a balanced program is managed according to those specifications.



SELECT EQUITY PORTFOLIO (Not currently offered to new investors)

The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having direct investment or employees in South Africa. The Portfolio is not currently accepting new investors.


RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to each Portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in bold type:


o Each portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

o Each portfolio may participate in a Securities Lending program which entails a risk of loss should a borrower fail financially;

o Fixed-Income Securities will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by a portfolio. The value of fixed-income securities can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa;

o Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Portfolio's net asset value.

o Securities purchased on a When-Issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

o Each portfolio (except the Cash Reserves Portfolio) may invest a portion of its assets in Derivatives including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so;

o Investments in floating rate securities (Floaters) and inverse floating rate securities (Inverse Floaters) and mortgage-backed securities (Mortgage Securities), including principal-only and interest-only Stripped Mortgage-Backed Securities (SMBS), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets);

o From time to time Congress has considered proposals to restrict or eliminate the tax-exempt status of Municipals. If such proposals were enacted in the future, the Municipal Portfolio and the PA Municipal Portfolio would reconsider their investment objectives and policies;

o Investments in securities rated below investment grade, generally referred to as High Yield, high risk or junk bonds, carry a high degree of credit risk and are considered speculative by the major rating agencies;

o Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. See Foreign Investing. The portfolios investing in foreign securities may also engage in foreign currency exchange transactions. See Forwards, Futures & Options, and Swaps; and,

o The Emerging Markets, Global Fixed Income, and International Fixed Income Portfolios are Non-Diversified for purposes of the Investment Company Act of 1940, as amended, meaning that they may invest a greater percentage of assets in the securities of one issuer than the other portfolios.


HOW TO INVEST: Institutional Class Shares of each portfolio are available to clients of the Adviser with combined investments of at least $5,00,000 and accounts managed by the Adviser and Shareholder Organizations who have a contractual arrangement with the Fund, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Shares are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The Fund also offers Investment and Adviser Class Shares which differ from the Institutional Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.


HOW TO REDEEM: Shares of each portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price, except ordinarily in the case of the Cash Reserves Portfolio which seeks to maintain, but does not guarantee, a constant net asset value per share of $1.00. See Redemption of Shares and Shareholder Services.


THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser" or "MAS") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of the Morgan Stanley Group, Inc. and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of the date of this Prospectus had in excess of $35 billion in assets under management.


THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

ADMINISTRATIVE SERVICES: The Adviser provides the Fund directly, or through third parties, with fund administration services. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., serves as Transfer Agent to the Fund. See Administrative Services.

             Financial Highlights - Fiscal Years Ended September 30

                       Selected per share data and ratios
                 for a share outstanding throughout each period


The following information should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders incorporated by reference in the Statement of Additional Information. The Fund's financial statements for the year ended September 30, 1995 have been examined by Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information.


(Adjusted to reflect a 2.5 for 1 share split as of August 13, 1993 except for the Emerging Markets, Mid Cap Value, Cash Reserves, Global Fixed Income, Intermediate Duration, International Fixed Income and Multi-Asset-Class Portfolios)

Emerging Markets Portfolio (Commencement of Operations 2/28/95)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.10         $1.53           $1.63            --                --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $11.63      16.30%     $ 42,459        1.18%*++        2.04%*         63%

Equity Portfolio (Commencement of Operations 11/14/84)


                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $21.05      $0.52         $4.55           $5.07        ($0.52)           ($1.17)                --          ($1.69)
1994       22.82       0.44          0.41            0.85         (0.41)            (2.21)                --           (2.62)
1993       22.04       0.41          1.95            2.36         (0.43)            (1.15)                --           (1.58)
1992       20.78       0.43          1.86            2.29         (0.42)            (0.61)                --           (1.03)
1991       15.86       0.44          5.64            6.08         (0.44)            (0.72)                --           (1.16)
1990       18.65       0.48         (2.57)          (2.09)        (0.54)            (0.16)                --           (0.70)
1989       14.48       0.51          4.15            4.66         (0.46)            (0.03)                --           (0.49)
1988       17.14       0.40         (1.93)          (1.53)        (0.32)            (0.81)                --           (1.13)
1987       14.09       0.43          3.67            4.10         (0.41)            (0.64)                --           (1.05)
1986       10.83       0.45          3.49            3.94         (0.49)            (0.19)                --           (0.68)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $24.43      26.15%    $1,597,632         0.61%           2.39%        67%
1994       21.05       4.11      1,193,017         0.60            2.10         41
1993       22.82      11.05      1,098,003         0.59            1.86         51
1992       22.04      11.55        918,989         0.59            2.03         21
1991       20.78      40.18        675,487         0.60            2.36         33
1990       15.86     (11.67)       473,261         0.59            2.66         44
1989       18.65      32.95        602,261         0.59            3.29         29
1988       14.48      (8.41)       385,864         0.62            2.99         51
1987       17.14      30.89        322,803         0.66            2.88         66
1986       14.09      37.60        108,367         0.68            3.17         52

International Equity Portfolio (Commencement of Operations 11/25/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $14.52      $0.19        ($0.75)         ($0.56)             --            ($1.35)          ($0.10)+        ($1.45)
1994       13.18       0.12          1.63            1.75           (0.16)            (0.25)              --           (0.41)
1993       11.03       0.21          2.14            2.35           (0.20)               --               --           (0.20)
1992       11.56       0.36         (0.33)           0.03           (0.56)               --               --           (0.56)
1991        9.83       0.22          1.83            2.05           (0.23)            (0.09)              --           (0.32)
1990       11.86       0.26         (1.90)          (1.64)          (0.31)            (0.08)              --           (0.39)
1989       10.00       0.26          1.75            2.01           (0.15)              --                --           (0.15)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $12.51     (3.36%)    $1,160,986        0.70%           1.90%        112%
1994       14.52     13.33       1,132,867        0.64            0.89          69
1993       13.18     21.64         891,675        0.66            1.23          43
1992       11.03      0.37         512,127        0.70            1.41          42
1991       11.56     21.22         274,295        0.67            2.08          51
1990        9.83    (14.38)        126,035        0.65            2.40          45
1989       11.86     20.36          87,083        0.63*           3.05*          4


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of net realized gains.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Emerging Markets Portfolio from exceeding 1.18%. Voluntarily waived fees and reimbursed expenses totalled 0.29%* for the period ended September 30, 1995.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Emerging Markets Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Equity and International Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.66%, respectively.

Mid Cap Growth Portfolio (Commencement of Operations 3/30/90)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $16.29       $0.03         $4.21           $4.24        ($0.03)            ($1.90)              --            ($1.93)
1994       18.56        0.02         (0.58)          (0.56)        (0.01)             (1.70)              --             (1.71)
1993       14.51        0.01          4.80            4.81            --              (0.76)              --             (0.76)
1992       14.92        0.01          0.44            0.45         (0.03)             (0.83)              --             (0.86)
1991        9.00        0.04          5.91            5.95         (0.03)                --               --             (0.03)
1990       10.00        0.02         (1.01)          (0.99)        (0.01)                --               --             (0.01)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $18.60      30.56%      $373,547         0.61%           0.21%         129%
1994      16.29      (3.28)       302,995         0.60            0.12           55
1993      18.56      33.92        309,459         0.59            0.07           69
1992      14.51       2.87        192,817         0.60            0.05           39
1991      14.92      66.26        171,163         0.60            0.29           46
1990       9.00      (9.98)        76,398         0.64*           0.34*          23


Mid Cap Value Portfolio (Commencement of Operations 12/30/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995     $10.00       $0.55o         $2.90           $3.45           --                 --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $13.45      34.50%      $  4,507        0.93%*++         10.13%*o     639%o


Small Cap Value Portfolio (Commencement of Operations 7/01/86)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.67      $0.19          $2.49           $2.68         ($0.14)          ($1.93)               --            ($2.07)
1994       17.55       0.16           1.14            1.30          (0.24)           (0.94)               --             (1.18)
1993       12.84       0.18           4.64            4.82          (0.11)              --                --             (0.11)
1992       11.45       0.10           1.48            1.58          (0.19)              --                --             (0.19)
1991        7.20       0.23           4.21            4.44          (0.19)              --                --             (0.19)
1990       10.42       0.28          (3.05)          (2.77)         (0.45)              --                --             (0.45)
1989        8.54       0.34           1.74            2.08          (0.20)              --                --             (0.20)
1988       10.24       0.18          (1.42)          (1.24)         (0.14)           (0.32)               --             (0.46)
1987        9.35       0.13           0.84            0.97          (0.08)              --                --             (0.08)
1986       10.00       0.08          (0.73)          (0.65)            --               --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $18.28      18.39%      $430,368         0.87%           1.20%         119%
1994      17.67       8.04        308,156         0.88            0.91          162
1993      17.55      37.72        175,029         0.88            1.33           93
1992      12.84      14.12        105,886         0.86            1.06           50
1991      11.45      63.07         52,182         0.88            1.70           53
1990       7.20     (27.63)       100,848         0.85            1.77           59
1989      10.42      24.85        189,223         0.85            3.48           36
1988       8.54     (11.50)       202,500         0.86            2.32           41
1987      10.24      10.53        201,621         0.92            1.67           38
1986       9.35      (6.52)        87,755         0.902           2.274*          0


Value Portfolio (Commencement of Operations 11/05/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.63       $0.31         $3.34           $3.65         ($0.31)           ($1.08)              --           ($1.39)
1994       12.76        0.30          0.59            0.89          (0.29)            (0.73)              --            (1.02)
1993       12.67        0.30          1.92            2.22          (0.31)            (1.82)              --            (2.13)
1992       12.92        0.35          1.05            1.40          (0.38)            (1.27)              --            (1.65)
1991       10.29        0.44          3.79            4.23          (0.44)            (1.16)              --            (1.60)
1990       14.56        0.52         (3.14)          (2.62)         (0.62)            (1.03)              --            (1.65)
1989       12.42        0.54          2.73            3.27          (0.47)            (0.66)              --            (1.13)
1988       15.81        0.48         (1.68)          (1.20)         (0.46)            (1.73)              --            (2.19)
1987       14.26        0.55          2.47            3.02          (0.53)            (0.94)              --            (1.47)
1986       10.78        0.57          3.89            4.46          (0.58)            (0.40)              --            (0.98)


*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary in order to keep the total annual operating expenses for the Mid Cap Value Portfolio from exceeding 0.88%. Voluntarily waived and reimbursed expenses totalled 2.13%* for the period ended September 30, 1995.
# Formerly Emerging Growth Portfolio (through May 17, 1995) and Small Capitalization Value Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average
   Net Assets for the Mid Cap Growth and Mid Cap Value Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.88%*, respectively. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Small Cap Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
o Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $14.89      32.58%     $1,271,586        0.60%           2.43%          56%
1994      12.63       7.45         981,337        0.61            2.40           54
1993      12.76      19.67         762,175        0.59            2.48           43
1992      12.67      12.83         448,329        0.60            2.87           55
1991      12.92      45.54         458,117        0.60            3.67           64
1990      10.29     (19.88)        369,044        0.59            3.87           51
1989      14.56      28.49         726,776        0.59            4.05           35
1988      12.42      (5.40)        619,287        0.59            3.96           47
1987      15.81      22.99         700,538        0.62            3.68           28
1986      14.26      43.65         636,805        0.66            4.26           33


Cash Reserves Portfolio (Commencement of Operations 8/29/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $1.000       $.055           --            $.055        ($.055)               --               --             ($.055)
1994       1.000        .034           --             .034         (.034)               --               --              (.034)
1993       1.000        .028           --             .028         (.028)               --               --              (.028)
1992       1.000        .038           --             .038         (.038)               --               --              (.038)
1991       1.000        .064           --             .064         (.064)               --               --              (.064)
1990       1.000        .007           --             .007         (.007)               --               --              (.007)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $1.000      5.57%       $44,624         0.33%++          5.45%         N/A
1994      1.000      3.40         37,933         0.32++           3.70          N/A
1993      1.000      2.81         10,717         0.32++           2.78          N/A
1992      1.000      3.89         12,935         0.32++           3.95          N/A
1991      1.000      6.63         24,163         0.32++           6.57          N/A
1990      1.000      0.74         23,285         0.48*            8.31*         N/A


Domestic Fixed Income Portfolio (Commencement of Operations 9/30/87)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.87       $0.52         $0.87           $1.39         ($0.23)               --                --           ($0.23)
1994       11.99        0.94         (1.23)          (0.29)         (0.95)           ($0.73)           ($0.15)+          (1.83)
1993       11.80        0.84          0.66            1.50          (0.78)            (0.53)               --            (1.31)
1992       11.34        0.87          0.76            1.63          (1.00)            (0.17)               --            (1.17)
1991       10.26        0.92          1.10            2.02          (0.94)               --                --            (0.94)
1990       10.90        0.87         (0.45)           0.42          (0.96)            (0.10)               --            (1.06)
1989       10.78        0.86          0.08            0.94          (0.78)            (0.04)               --            (0.82)
1988        9.99        0.73          0.52            1.25          (0.45)            (0.01)               --            (0.46)
1987       10.00          --         (0.01)          (0.01)            --                --                --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.03     14.33%       $36,147         0.51%++         6.80%         313%
1994        9.87     (2.87)        36,521         0.50++          7.65           78
1993       11.99     14.08         90,350         0.50            7.15           96
1992       11.80     15.41         98,130         0.47            7.67          136
1991       11.34     20.99         83,200         0.48            8.18          131
1990       10.26      3.90         77,622         0.48            8.35          181
1989       10.90      9.14         68,855         0.49            8.24          219
1988       10.78     12.63         53,236         0.50            8.62          224
1987        9.99     (0.10)        14,981         N/A             N/A           N/A

*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Cash Reserves and Domestic Fixed Income Portfolios from exceeding 0.32% and 0.50% respectively for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.05%, 0.08%, 0.24%, 0.14% and 0.11% for the years 1991, 1992, 1993, 1994 and 1995, respectively, for the Cash Reserves Portfolio. For 1994 and 1995, such fees and expenses were 0.03% and 0.09%, respectively, for the Domestic Fixed Income Portfolio.
#  Formerly Select Fixed Income Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Cash Reserves and Domestic Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.32% and 0.50%, respectively.

Fixed Income Portfolio (Commencement of Operations 11/14/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.93       $0.80         $0.69           $1.49        ($0.60)               --                 --          ($0.60)
1994       12.86        0.77         (1.28)          (0.51)        (0.82)            ($0.47)           ($0.13)+         (1.42)
1993       12.67        0.88          0.75            1.63         (0.83)             (0.61)               --           (1.44)
1992       12.20        0.90          0.74            1.64         (1.02)             (0.15)               --           (1.17)
1991       10.94        0.94          1.25            2.19         (0.93)                --                --           (0.93)
1990       11.64        0.92         (0.49)           0.43         (1.03)             (0.10)               --           (1.13)
1989       11.40        0.90          0.11            1.01         (0.76)             (0.01)               --           (0.77)
1988       10.86        0.97          0.43            1.40         (0.86)                --                --           (0.86)
1987       11.95        0.93         (0.61)           0.32         (0.91)             (0.50)               --           (1.41)
1986       10.92        0.99          1.20            2.19         (1.02)             (0.14)               --           (1.16)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.82      14.19%    $1,487,409        0.49%           7.28%         140%
1994       10.93      (4.43)     1,194,957        0.49            6.79          100
1993       12.86      14.26        909,738        0.47            7.06          144
1992       12.67      14.35        859,712        0.47            7.50          137
1991       12.20      21.12        831,547        0.47            8.25          143
1990       10.94       3.79        666,736        0.46            8.43          209
1989       11.64       9.25        559,995        0.47            8.36          100
1988       11.40      13.43        405,385        0.49            8.91          168
1987       10.86       2.55        290,824        0.52            8.54          202
1986       11.95      21.27         95,898        0.55            8.39          169


Fixed Income Portfolio II (Commencement of Operations 8/31/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.42       $0.71         $0.71           $1.42         ($0.51)                --               --           ($0.51)
1994       11.97        0.63         (1.16)          (0.53)         (0.67)            ($0.21)          ($0.14)+          (1.02)
1993       11.67        0.69          0.77            1.46          (0.61)             (0.55)              --            (1.16)
1992       11.34        0.77          0.61            1.38          (0.81)             (0.24)              --            (1.05)
1991       10.09        0.81          1.10            1.91          (0.66)                --               --            (0.66)
1990       10.00        0.04          0.05            0.09            --                  --               --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.33     14.13%      $176,945         0.51%          6.75%         153%
1994       10.42     (4.76)       129,902         0.51            6.07          137
1993       11.97     13.53         94,836         0.51            6.17          101
1992       11.67     13.02         78,302         0.49            7.05          182
1991       11.34     19.59         42,881         0.49            7.76          190
1990       10.09      0.88         20,729         0.52*           8.00*           7


Global Fixed Income Portfolio (Commencement of Operations 4/30/93)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.20       $0.71         $0.81           $1.52         ($0.67)              --               --            ($0.67)
1994       10.67        0.58         (0.61)          (0.03)         (0.41)           (0.03)              --             (0.44)
1993       10.00        0.13          0.61            0.74          (0.07)              --               --             (0.07)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.05     15.54%       $55,147         0.58%           6.34%         118%
1994       10.20     (0.29)        43,066         0.57            5.48           117
1993       10.67      7.43         53,164         0.58*++         5.08*           30


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Global Fixed Income Portfolio from exceeding 0.58%. Voluntarily waived fees and reimbursed expenses totalled 0.18%* for the Global Fixed Income Portfolio in 1993.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Fixed Income, Fixed Income II and Global Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%, 0.49% and 0.56%, respectively.

High Yield Portfolio (Commencement of Operations 2/28/89)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995       $8.97       $0.90          $0.19          $1.09        ($0.85)           ($0.08)            ($0.05)+         ($0.98)
1994        9.49        0.75          (0.42)          0.33         (0.69)            (0.16)                --            (0.85)
1993        8.58        0.73           0.90           1.63         (0.72)               --                 --            (0.72)
1992        7.80        0.74           0.89           1.63         (0.85)               --                 --            (0.85)
1991        7.07        1.42           0.82           2.24         (1.51)               --                 --            (1.51)
1990        9.98        1.36          (2.82)         (1.46)        (1.42)            (0.03)                --            (1.45)
1989       10.00        0.55          (0.44)          0.11         (0.13)               --                 --            (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $9.08      13.58%      $220,785          0.50%          10.68%        96%
1994       8.97       3.57        182,969          0.50            9.01        112
1993       9.49      20.12         50,396          0.53++          8.94         99
1992       8.58      22.49         20,491          0.53++          9.74        148
1991       7.80      36.70          6,453          0.76           19.45        106
1990       7.07     (16.26)         4,820          0.82           16.93         65
1989       9.98       0.91          3,479          0.73*          11.66*        17


Intermediate Duration Portfolio (Commencement of Operations 10/3/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.69         $0.42           $1.11         ($0.43)              --               --             ($0.43)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.68     11.39%      $ 19,237        0.52%*++         6.56%*        168%

International Fixed Income Portfolio (Commencement of Operations 4/29/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.05       $0.67        $0.92            $1.59         ($0.63)              --                --           ($0.63)
1994       10.00        0.21        (0.11)            0.10          (0.05)              --                --            (0.05)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.01     16.36%      $127,882        0.54%            6.35%*        140%
1994       10.05      1.01         66,879        0.60*++          5.83*          31

Limited Duration Portfolio (Commencement of Operations 3/31/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.19       $0.56        $0.22           $0.78         ($0.55)               --              ($0.01)+       ($0.56)
1994       10.72        0.56        (0.52)           0.04          (0.51)            (0.04)             ($0.02)+        (0.57)
1993       10.58        0.32         0.22            0.54          (0.32)            (0.08)                 --          (0.40)
1992       10.00        0.19         0.49            0.68          (0.10)               --                  --          (0.10)


         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.41      7.95%     $100,186         0.43%++          5.96%         119%
1994       10.19      0.40        62,775         0.41             4.16          192
1993       10.72      5.33       128,991         0.42++           3.92          217
1992       10.58      6.90        13,065         0.49*            4.99*         159

*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the High Yield, Intermediate Duration, International Fixed Income and Limited Duration Portfolios from exceeding 0.525%, 0.52%, 0.60%, and 0.42%, respectively. Voluntarily waived fees and reimbursed expenses totalled 0.22% and 0.09% in 1992 and 1993 for the High Yield Portfolio; 0.08%* for the period ended September 30, 1995 for the Intermediate Duration Portfolio; 0.11%* in 1994 for the International Fixed Income Portfolio; and 0.03% and 0.02% for the years ended September 30, 1993 and 1995, respectively.
# Formerly High Yield Securities Portfolio and Intermediate Duration Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Intermediate Duration and International Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the High Yield and Limited Duration Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.49% and 0.42%, respectively.

Mortgage-Backed Securities Portfolio (Commencement of Operations 1/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.95       $0.72         $0.47            $1.19        ($0.65)              --                --            ($0.65)
1994       10.95        0.52         (0.83)           (0.31)        (0.45)          ($0.21)           ($0.03)+           (0.69)
1993       10.44        0.63          0.48             1.11         (0.60)              --                --             (0.60)
1992       10.00        0.29          0.28             0.57         (0.13)              --                --             (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.49     12.52%       $ 49,766       0.50%++          6.35%         107%
1994        9.95     (2.95)        119,518       0.50++           5.30          220
1993       10.95     11.03          50,249       0.50++           6.92           93
1992       10.44      5.75          13,601       0.50*++          8.11*         133


Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.04       $0.59         $0.71           $1.30         ($0.59)              --                --           ($0.59)
1994       11.15        0.51         (1.01)          (0.50)         (0.54)              --            ($0.07)+          (0.61)
1993       10.00        0.37          1.04            1.41          (0.26)              --                --            (0.26)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.75      13.37%      $36,040         0.50%++         5.64%         58%
1994       10.04      (4.64)       38,549         0.50++          4.98          34
1993       11.15      14.20        26,914         0.50*++         4.65*         66


PA Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.13       $0.58         $0.77           $1.35         ($0.57)               --              --             ($0.57)
1994       11.26        0.56         (1.00)          (0.44)         (0.64)           ($0.05)             --              (0.69)
1993       10.00        0.39          1.17            1.56          (0.30)               --              --              (0.30)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.91     13.74%      $15,734         0.50%++          5.56%         57%
1994       10.13     (4.08)       23,515         0.50++           5.39          69
1993       11.26     15.81        15,633         0.50*++          4.74*         94

Special Purpose Fixed Income Portfolio (Commencement of Operations 3/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995o     $11.52       $0.91         $0.75            $1.66        ($0.65)              --                 --           ($0.65)
1994       13.40        0.80         (1.28)           (0.48)        (0.78)          ($0.53)            ($0.09)+          (1.40)
1993       12.72        0.88          0.92             1.80         (0.82)           (0.30)                --            (1.12)
1992       11.80        0.39          0.72             1.11         (0.19)              --                 --            (0.19)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.53     14.97%      $390,258         0.49%           7.33%         143%
1994       11.52     (4.00)       384,731         0.50            6.66          100
1993       13.40     15.19        300,185         0.48            6.84          124
1992       12.72      9.47        274,195         0.53*           6.94*         138


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Mortgage-Backed Securities, Municipal and PA Municipal Portfolios from exceeding 0.50%, 0.50% and 0.50%, respectively, for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.30%*, 0.06%, 0.01% and 0.01% for the period ended September 30, 1992, and the years ended 1993, 1994 and 1995, respectively, for the Mortgage-Backed Securities Portfolio; 0.20%*, 0.06% and 0.09% in 1993, 1994 and 1995 for the Municipal Portfolio; and 0.25%*, 0.09% and 0.19%* for 1993, 1994 and 1995, respectively, for the PA Municipal Portfolio.
+  Represents distributions in excess of net investment income.
# Formerly Municipal Fixed Income Portfolio and Pennsylvania Municipal Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Mortgage-Backed Securities and the Municipal Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. The PA Municipal Portfolio had no such expense offsets. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Special Purpose Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%.

Balanced Portfolio (Commencement of Operations 12/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.28       $0.54         $1.78           $2.32         ($0.47)           ($0.07)             --             ($0.54)
1994       11.84        0.47         (0.45)           0.02          (0.43)            (0.15)             --              (0.58)
1993       11.06        0.25          0.66            0.91          (0.13)               --              --              (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $13.06     21.37%      $334,630         0.58%           4.55%          95%
1994       11.28      0.19        309,596         0.58            4.06           75
1993       11.84      8.31        291,762         0.58*           3.99*          62

Multi-Asset-Class Portfolio (Commencement of Operations 7/29/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.97       $0.44        $1.33            $1.77         ($0.40)              --                --            ($0.40)
1994       10.00        0.07        (0.10)           (0.03)         --                  --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.34     18.28%      $96,839         0.58%++          4.56%         112%
1994        9.97     (0.30)       51,877         0.58*++          4.39*          20

Select Equity Portfolio (Commencement of Operations 2/26/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.29       $0.27         $2.07           $2.34         ($0.30)           ($7.53)              --           ($7.83)
1994       18.41        0.71          0.06            0.77          (0.70)            (1.19)              --            (1.89)
1993       17.65        0.31          1.49            1.80          (0.32)            (0.72)              --            (1.04)
1992       16.09        0.32          1.76            2.08          (0.31)            (0.21)              --            (0.52)
1991       11.86        0.34          4.26            4.60          (0.33)            (0.04)              --            (0.37)
1990       13.69        0.30         (1.63)          (1.33)         (0.34)            (0.16)              --            (0.50)
1989       10.90        0.38          2.82            3.20          (0.34)            (0.07)              --            (0.41)
1988       10.00        0.19          0.82            1.01          (0.11)               --               --            (0.11)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.80     26.22%       $29,581        0.62%++          2.48%          73%
1994       17.29      4.50         29,155        0.62++           1.75           27
1993       18.41     10.46        295,050        0.60             1.78           33
1992       17.65     13.26        205,264        0.60             1.89           19
1991       16.09     39.48        118,557        0.60             2.41           29
1990       11.86    (10.07)        71,481        0.61             2.75           39
1989       13.69     30.20         34,415        0.64             3.29           35
1988       10.90     10.13         20,541        0.70*            3.13*          16



*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Multi-Asset-Class and the Select Equity Portfolios from exceeding 0.58% and 0.61%, respectively. Voluntarily waived fees for 1994 and 1995 were 0.26% and 0.14%, respectively, for the Multi-Asset-Class Portfolio; for the Select Equity Portfolio, such fees were less than 0.01% and 0.13%* for 1994 and 1995, respectively.
#  Formerly known as Global Balanced Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Multi-Asset-Class Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Balanced and Select Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.57% and 0.61%, respectively.

YIELD AND TOTAL RETURN:


From time to time each portfolio of the Fund advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of a portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations). When considering average total return figures for periods longer than one year, it is important to note that a portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.

In addition to average annual total return, a portfolio may also quote an aggregate total return for various periods representing the cumulative change in value of an investment in a portfolio for a specific period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types).



The yield of a portfolio (other than the Cash Reserves Portfolio) is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period stated in the advertisement by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the portfolio's reports to shareholders. A portfolio may also advertise or quote a yield which is gross of expenses.

The Municipal and PA Municipal Portfolios may also advertise or quote tax-equivalent yields and after-tax total returns. A tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the portfolio's tax-free yield. This is done by increasing the portfolio's yield (computed as above) by the amount necessary to reflect the payment of Federal income tax (and Pennsylvania income tax, in the case of the PA Municipal Portfolio) at a tax rate stated in the advertisement or quote. An after-tax return reflects the average annual or cumulative change in value over the measuring period after the deduction of taxes at rates stated in the advertisement or quote.

From time to time the Cash Reserves Portfolio may advertise or quote its yield and effective yield. The yield of the Cash Reserves Portfolio refers to the income generated by an investment in the portfolio over a stated seven day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the income earned over the seven day period by an investment in the portfolio is assumed to be reinvested when the return is annualized. The "effective yield" will be higher than the yield because of the compounding effect of this assumed reinvestment.

The performance of a portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.


The performance of Institutional Class Shares, Investment Class Shares and Adviser Class Shares differ because of any class specific expenses paid by each class and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.


The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION:

The following information relates to each portfolio of the Fund and should be read in conjunction with the specific information about each portfolio.

Objectives: Each portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by a portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. Fixed-Income Portfolios will seek to produce total return by actively trading portfolio securities. The objective of each portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of each portfolio. The achievement of any portfolio's objective cannot be assured.

Suitability: The Fund's portfolios are designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and are not meant to provide a vehicle for playing short-term swings in the market. The Fund's portfolios are designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for all portfolios except the Municipal and PA Municipal Portfolios will not be influenced by the different tax treatment of long-term capital gains, short-term capital gains, and dividend income under the Internal Revenue Code. Investments in the Municipal and PA Municipal Portfolios are suitable for taxable investors who would benefit from the portfolios' tax-exempt income.

Securities Lending: Each portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, a portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

Illiquid Securities/Restricted Securities: Each of the portfolios may invest up to 15% of its net assets (except the Cash Reserves Portfolio, which may invest up to 10% of its net assets) in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

Turnover: The Adviser manages the portfolios generally without regard to restrictions on portfolio Turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the portfolios will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.


Portfolio turnover rates for certain portfolios are as follows: International Equity - 112%, Mid Cap Growth - 129%, Mid Cap Value - 639%, Domestic Fixed Income - 313%, Fixed Income - 140%, Fixed Income II - 153%, Global Fixed Income
- 118%, Intermediate Duration - 168%, International Fixed Income - 140%, Limited Duration - 119%, Mortgage-Backed Securities - 107%, Special Purpose Fixed Income - 143% and Multi-Asset-Class 112%.

The larger than expected turnover rate for the Mid Cap Value Portfolio was due to the small size of the portfolio and the fact that it commenced operations during the fiscal year. In addition, the portfolio entered into various transactions which increased the turnover rate in order to qualify under certain tax rules. With respect to the Fixed Income Portfolios and the fixed-income portion of the Balanced Portfolio, the annual turnover rate may exceed 100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities.


High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a portfolio. Trading in Fixed-Income Securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.


Cash Equivalents/Temporary Defensive Investing: Although each portfolio intends to remain substantially fully invested, a small percentage of a portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of each portfolio. In addition, any portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in cash equivalents or the Fixed-Income Securities listed for that portfolio without limit. In addition, the Adviser may, for temporary defensive purposes, increase or decrease the average weighted maturity or duration of any Fixed-Income portfolio without regard to that portfolio's usual average weighted maturity.


Concentration: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in a portfolio's specific investment policies, a portfolio will not concentrate investments in any one industry.

Select Equity Portfolio: The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it will not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having any direct investment or employees in South Africa. The Select Equity Portfolio is not currently accepting new investors. The Investor Responsibility Research Center (IRRC) is an independent, not-for-profit corporation that conducts research and publishes impartial reports on contemporary social and public policy issues and the impact of those issues on major corporations and institutional investors. In May 1986 the IRRC's South Africa Review Section first published a comprehensive directory of U.S. and Canadian companies which do business in South Africa.

Investment Limitations: Each portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, a portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(b) with respect to 75% of its assets, a Portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(c) a portfolio will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;

(d) a portfolio will not acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the portfolio's total assets would be invested in securities of companies within such industry; provided, however, that (1) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ; (2) the Cash Reserves Portfolio may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (3) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (4) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (5) asset-backed securities will be classified according to the underlying assets securing such securities, and (6) the Mortgage-Backed Securities Portfolio will concentrate in mortgage-backed securities.

(e) a portfolio will not make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into Repurchase Agreements, (ii) by lending its portfolio securities and (iii) by lending portfolio assets to other portfolios of the Fund, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;


(f) a portfolio will not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);


(g) a portfolio will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value; and

(h) a portfolio will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the Investment Company Act of 1940, as amended.

Limitations (a), (b), (d), (e) and (f),and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of each portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.



Emerging Markets Portfolio - (a non-diversified portfolio)

Objective:             To achieve long-term capital growth by investing primarily in common stocks of emerging markets issuers.
Approach:              The Adviser evaluates both short-term and long-term international economic trends and relative attractiveness of emerging markets and individual emerging market securities.
Policies:              Generally at least 65% invested in Equity Securities of Emerging Markets Issuers
                       Derivatives may be used to pursue portfolio strategy
Allowable Investments: Emerging Markets Issuers                   Foreign Equities       ADRs               Eastern European Issuers
                       Investment Funds                           Foreign Currency       Forwards           Cash Equivalents
                       Repurchase Agreements                      Common Stocks          Preferred Stock    Convertibles
                       U.S. Governments                           Zero Coupons           Agencies           Corporates
                       High Yield                                 Foreign Bonds          Futures & Options  Swaps
                       Investment Companies                       When Issued            Rights             Warrants
                       Brady Bonds                                Loan Participations    Structured Investments
                                                                                         Structured Notes


Comparative Index:     MSCI Emerging Markets Free Index
Strategies:            Emerging Markets Investing
                       Foreign Investing
                       Non-Diversified Status


Equity Portfolio

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing primarily in dividend-paying common stocks
                       of companies which are deemed by the Adviser to
                       demonstrate long-term earnings growth that is greater
                       than the economy in general and greater than the expected
                       rate of inflation.
Approach:              The Adviser evaluates both short-term and long-term
                       economic trends and their impact on corporate profits and
                       the relative value offered by different sectors and
                       securities within the equity markets. Individual
                       securities are selected based on fundamental business and
                       financial factors (such as earnings growth, financial
                       position, price volatility, and dividend payment records)
                       and the measurement of those factors relative to the
                       current market price of the security.
Policies:              Generally at least 65% invested in Equity Securities
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy

Capitalization Range:  Generally  greater than $1 billion

Allowable Investments: Common Stock              Preferred Stock            Convertibles                 ADRs
                       Cash Equivalents          Repurchase Agreements      Foreign Equities             Rights
                       Warrants                  Futures & Options          Swaps                        Foreign Currency
                       Forwards                  U.S. Governments           Zero Coupons                 Agencies
                       Corporates                Foreign Bonds              Investment Companies         When Issued

Comparative Index:     S&P 500 Index
Strategies:            Core Equity Investing


Growth Portfolio

Objective:             To achieve long-term capital growth by investing primarily in common stocks of large size companies which the Adviser believes offer long-term growth potential.
Approach:              The Adviser selects common stocks which meet certain criteria which the Adviser believes are related to the stability and growth of the fundamental characteristics of the company.
Policies:              Generally at least 65% invested in Equity Securities of companies offering long-term growth potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $1 billion

Allowable Investments: Common Stock              Preferred Stock            Convertibles                 ADRs
                       Cash Equivalents          Repurchase Agreements      Foreign Equities             Rights
                       Warrants                  Futures & Options          Swaps                        Foreign Currency
                       Forwards                  U.S. Governments           Zero Coupons                 Agencies
                       Corporates                Foreign Bonds              Investment Companies         When Issued

Comparative Index:     S&P 500 Index
Strategy:              Growth Stock Investing

International Equity Portfolio
Objective:        To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks of companies based outside of the United States.
Approach:         The Adviser evaluates both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.
Policies:         Generally at least 65% invested in Foreign Equities of issuers in at least 3 countries other than the U.S.
                  Derivatives may be used to pursue portfolio strategy

Allowable         Foreign Equities               ADRs                       Emerging Markets Issuers     Eastern European Issuers

Investments:      Investment Funds               Foreign Currency           Forwards                      Cash Equivalents


                  Repurchase Agreements                                     Common Stock                  Preferred Stock
                  Convertibles
                  U.S. Governments               Zero Coupons               Agencies                      Corporates
                  Foreign Bonds                  Futures & Options          Swaps                         Investment Companies
                  When Issued                    Rights                     Warrants                      Brady Bonds
                  Loan Participations            Structured Investments
                                                 Structured Notes

Comparative
Index:            MSCI World Ex-U.S. Index

Strategies:       International Equity Investing
                  Emerging Markets Investing
                  Foreign Investing


Mid Cap Growth Portfolio

Objective:             To achieve long-term capital growth by investing primarily in common stocks of smaller and medium size companies which are deemed by the Adviser to offer long-term growth potential. Due to its emphasis on long-term capital growth, dividend income will be lower than for the Equity and Value Portfolios.
Approach:              MAS screens a universe of about 900 companies to find a relatively small number of high quality companies that it believes have passed the earliest and riskiest stages of growth. MAS selects individual stocks by fundamental business and financial factors relative to the current market price. The fund will purchase shares of companies that MAS believes are capable of sustaining short-term and long-term earnings growth and that are capable of producing positive earnings surprises relative to consensus earnings estimates.

Policies:              Generally at least 65% invested in Equity Securities of mid-cap companies offering long-term growth potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally $300 million to $3 billion
Allowable Investments: Common Stock            Preferred Stock           Convertibles                  ADRs
                       Cash Equivalents        Repurchase Agreements     Foreign Equities              Rights
                       Warrants                Futures & Options         Swaps                         Foreign Currency
                       Forwards                U.S. Governments          Zero Coupons                  Agencies
                       Corporates              Foreign Bonds             Investment Companies          When Issued

Comparative Index:     S&P MidCap 400 Index

Strategies:            Growth Stock Investing

Mid Cap Value Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The Portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.
Approach:               The Adviser selects common stocks which are deemed to be undervalued at the time of purchase, based on proprietary measures of value. The Portfolio will be structured taking into account the economic sector weights of the S&P MidCap 400 Index, with sector weights normally being within 5% of the sector weights of the Index.
Policies:               Generally at least 65% invested in Equity Securities of mid-cap companies deemed to be undervalued
                        Up to 5% invested in Foreign Equities (excluding ADRs)
                        Derivatives may be used to pursue portfolio strategy

Capitalization
Range:                  Generally matching the S&P MidCap 400 Index (currently $500 million to $3 billion)

Allowable               Common Stock           Preferred Stock        Convertibles              ADRs
Investments:            Cash Equivalents       Repurchase Agreements  Foreign Equities          Rights
                        Warrants               Futures & Options      Swaps                     Foreign Currency
                        Forwards               U.S. Governments       Zero Coupons              Agencies
                        Corporates             Foreign Bonds          Investment Companies      When Issued

Comparative
Index:                  S&P MidCap 400 Index


Strategies:             Value Stock Investing
Small Cap Value Portfolio (not currently being offered to new investors)

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations in the range of the companies represented in the Russell 2000 Small Stock Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The Portfolio will typically exhibit lower price/earnings and price/book value ratios than the Russell 2000. Dividend income will typically be lower than for the Equity and Value Portfolios.

 Approach:              The Adviser selects common stocks which are deemed to be undervalued at the time of purchase, based on proprietary measures of value. The Portfolio will be structured taking into account the economic sector weights of the Russell 2000 Index, with the portfolio's sector weights normally being within 5% of the sector weights for the Index.

Policies:               Generally at least 65% invested in Equity Securities of small-cap companies deemed to be undervalued
                        Up to 5% invested in Foreign Equities (excluding ADRs) Derivatives may be used to pursue portfolio strategy
Capitalization Range:   Generally matching the Russell 2000 size distribution (currently $50 million to $800 million)
Allowable Investments:  Common Stock               Preferred Stock            Convertibles              ADRs
                        Cash Equivalents           Repurchase Agreements      Foreign Equities          Rights
                        Warrants                   Futures & Options          Swaps                     Foreign Currency
                        Forwards                   U.S. Governments           Zero Coupons              Agencies
                        Corporates                 Foreign Bonds              Investment Companies      When Issued

Comparative Index:     Russell 2000 Index

Strategies:            Value Stock Investing


Value Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations usually greater than $300 million which are deemed by the Adviser to be relatively undervalued, based on various measures such as price/earnings ratios and price/book ratios.  While capital return will be emphasized somewhat more than income return, the Portfolio's total return will consist of both capital and income returns.  It is expected that income return will be higher than that of the Equity Portfolio because stocks which are deemed to be undervalued in the marketplace have, under most market conditions, provided higher dividend income returns than stocks which are deemed to have long-term earnings growth potential which normally sell at higher price/earnings ratios.
Approach:              The Adviser selects common stocks which are deemed to be undervalued relative to the stock market in general as measured by the Standard & Poor's 500 Index, based on the value measures such as price/earnings ratios and price/book ratios, as well as fundamental research.
Policies:              Generally at least 65% invested in Equity Securities deemed to be undervalued
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $300 million
Allowable Investments: Common Stock               Preferred Stock            Convertibles              ADRs
                       Cash Equivalents           Repurchase Agreements      Foreign Equities          Rights
                       Warrants                   Futures & Options          Swaps                     Foreign Currency
                       Forwards                   U.S. Governments           Zero Coupons              Agencies
                       Corporates                 Foreign Bonds              Investment Companies      When Issued

Comparative Index:     S&P 500 Index
Strategy:              Value Stock Investing

Cash Reserves Portfolio

Objective:              To realize maximum current income, consistent with the preservation of capital and liquidity, by investing in money market instruments and other short-term securities having expected maturities of thirteen months or less. The Portfolio's average weighted maturity will not exceed 90 days. The securities in which the
                        Portfolio will invest may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. The
                        Portfolio is designed to provide maximum principal stability for investors seeking to invest funds for the short term, or, for investors seeking to combine a long-term investment program in other portfolios of the
                        Fund with an investment in money market instruments. The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.
Approach:               The Adviser selects a diversified portfolio of money market securities of government and corporate issuers, any of which may be variable or floating rate, and which have remaining maturities of thirteen months or less from the date of purchase. For the purpose of determining remaining maturity on Floaters, demand features and interest reset dates will be taken into consideration.
Policies:               The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.
Quality Specifications: 100% of Commercial Paper Rated in Top Tier
Maturity and Duration:  Dollar weighted average maturity less than 90 days
                        Individual maturities 13 months or less


Allowable Investments:  Cash Equivalents    Repurchase Agreements     U.S. Governments          Zero Coupons
                        Corporates          Agencies                  Asset-Backeds             Floaters
                                                                                                Investment Companies
Comparative Index:      Lipper Money Market Index
Strategy:               Money Market Investing

Domestic Fixed Income Portfolio


Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds rated A or higher, and other fixed-income securities rated A or higher of domestic issuers. The
                        Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        U.S. Fixed-Income Securities (rated as A or higher at the time of purchase) in all market sectors.



Policies:               Generally at least 65% invested in Fixed-Income Securities
                        100% invested in domestic issuers
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 100% of securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years
Allowable Investments:  U.S. Governments                   Zero Coupons               Agencies         Corporates
                        Mortgage Securities                SMBS                       CMOs             Asset-Backeds
                        When Issued                        Convertibles               Floaters         Inverse Floaters
                        Structured Notes                   Futures & Options          Swaps            Cash Equivalents
                        Repurchase Agreements              Municipals                 Preferred Stock  Investment Companies

Comparative Index:     Salomon Broad Investment Grade
                       Lehman Brothers Aggregate

Strategies:            Maturity and Duration Management
                       Value Investing
                       Mortgage Investing

Fixed Income Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds
                        (including bonds rated below investment grade, commonly referred to as junk bonds), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The
                        Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration structure of the Portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        Fixed-Income Securities in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield
Maturity and Duration:  Average weighted maturity generally greater than 5 years
Allowable Investments:  U.S. Governments         Zero Coupons               Agencies             Corporates
                        High Yield               Mortgage Securities        SMBS                 CMOs
                        Asset-Backeds            When Issued                Convertibles         Foreign Bonds
                        Brady Bonds              Foreign Currency           Forwards             Floaters
                        Inverse Floaters         Structured Notes           Futures & Options    Swaps
                        Cash Equivalents         Repurchase Agreements      Municipals           Preferred Stock
                        Investment Companies     Loan Participations

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Fixed Income Portfolio II

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, investment grade corporate bonds and other fixed-income securities (rated A or higher). The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. (Investments are diversified among a wide variety of
                        Fixed-Income Securities rated A or higher at the time of purchase in all market sectors).
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy

Quality Specifications: Individual securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years
Allowable Investments:  U.S. Governments         Zero Coupons           Agencies         Corporates
                        Mortgage Securities      SMBS                   CMOs             Asset-Backeds
                        When Issued              Convertibles           Foreign Bonds    Brady Bonds
                        Foreign Currency         Forwards               Floaters         Inverse Floaters
                        Structured Notes         Futures & Options      Swaps            Cash Equivalents
                        Repurchase Agreements    Municipals             Preferred Stock  Investment Companies

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Global Fixed Income Portfolio - (a non-diversified portfolio)

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in high grade fixed-income securities of United States and foreign issuers.
                        Total return is the combination of income and changes in value. The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser manages the duration, country, and currency exposure of the Portfolio by combining fundamental research on relative values with analyses of economic, interest-rate, and exchange-rate trends. MAS will invest in mortgage and corporate bonds when it believes they offer the most value, although most foreign currency denominated investments are in government and supranational securities.
Policies:               Generally at least 65% invested in Fixed-Income Securities of issuers in at least 3 countries, one of which may be the U.S.
                        Derivatives may be used to represent country investments, and otherwise pursue portfolio strategy
Quality
Specifications:         95% Investment Grade Securities
Maturity and
Duration:               Average weighted maturity generally greater than 5 years
Allowable               Foreign Bonds               Foreign Currency               Forwards                U.S. Governments
Investments:            Zero Coupons                Agencies                       Corporates              Mortgage Securities
                        CMOs                        SMBS                           Asset-Backeds           Floaters
                        Futures & Options           Swaps                          Cash Equivalents        Emerging Markets Issuers
                        Eastern European Issuers    Convertibles                   When Issued             Brady Bonds
                        Inverse Floaters            Structured Notes               Repurchase Agreements   Municipals
                        Preferred Stock             Investment Companies

Comparative
Index:                 Salomon World Government Bond Index
Strategies:            Foreign Fixed Income Investing
                       Maturity and Duration Management
                       Value Investing
                       Foreign Investing
                       Non-Diversified Status
                       Emerging Markets Investing
                       Mortgage Investing

                                       22


High Yield Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in high yielding corporate fixed-income securities (including bonds rated below investment grade, commonly referred to as junk bonds). The Portfolio may also invest in U.S.
                        Government securities, mortgage-backed securities, investment grade corporate bonds and in short-term fixed-income securities, such as certificates of deposit, treasury bills, and commercial paper. The
                        Portfolio expects to achieve its objective through maximizing current income, although the Portfolio may seek capital growth opportunities when consistent with its objective. The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine portfolio structure. Individual securities are selected, and monitored, by fixed-income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.
Policies:               Generally at least 65% invested in High Yield (including bonds rated below investment grade, commonly referred to as junk bonds)
                        Derivatives may be used to pursue portfolio strategy
Quality
Specifications:         None
Maturity and
Duration:               Average weighted maturity generally greater than 5 years
Allowable               High Yield              Corporates                U.S. Governments           Zero Coupons
Investments:            Agencies                Mortgage Securities       SMBS                       CMOs
                        Asset-Backeds           When Issued               Convertibles               Foreign Bonds
                        Brady Bonds             Foreign Currency          Forwards                   Floaters
                        Inverse Floaters        Structured Notes          Futures & Options          Swaps
                        Cash Equivalents        Repurchase Agreements     Municipals                 Preferred Stock
                        Investment Companies    Loan Participations       Eastern European Issuers   Emerging Markets Issuers
                        Foreign Equities

Comparative
Index:                 Salomon High Yield Index

Strategies:            High Yield Investing
                       Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       Foreign Fixed Income Investing
                       Foreign Investing
                       Emerging Markets Investing

                                       23

Intermediate Duration Portfolio


Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities and investment grade corporate, foreign and other investment grade fixed-income securities. The Portfolio will maintain an average duration of between two and five years.
Approach:               The Adviser constructs a portfolio with a duration between two and five years by actively managing the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of investment grade Fixed-Income Securities in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        Derivatives may be used to pursue portfolio strategy
                        May invest greater than 50% in Mortgage Securities
Quality Specifications: 100% Investment Grade Securities
Maturity and Duration:  Average duration between two and five years
Allowable Investments:  U.S. Governments           Zero Coupons        Agencies         Corporates
                        Mortgage Securities        SMBS                CMOs             Asset-Backeds
                        When Issued                Convertibles        Foreign Bonds    Brady Bonds
                        Foreign Currency           Forwards            Floaters         Inverse Floaters
                        Structured Notes           Futures & Options   Swaps            Cash Equivalents
                        Repurchase Agreements      Municipals          Preferred Stock  Investment Companies


Comparative Index:      Lehman Brothers Intermediate Government/Corporate Index
Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

                                       24

International Fixed Income Portfolio - (a non-diversified portfolio)

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade fixed-income securities of foreign issuers.
Approach:               The Adviser manages the duration, country, and currency exposure of the portfolio by combining fundamental research on relative values with analyses of economic, interest-rate, and exchange-rate trends. MAS will invest in mortgage and corporate bonds when it believes they offer the most value, although most foreign currency denominated investments are in government and supranational securities.
Policies:               Generally at least 80% invested in Fixed-Income Securities of issuers in at least 3 countries other than the U.S.
                        Derivatives may be used to represent country investments, and otherwise pursue portfolio strategy


Quality
Specifications:         95% Investment Grade Securities
Maturity and
Duration:               Average weighted maturity generally greater than 5 years
Allowable               Foreign Bonds              Foreign Currency      Forwards               Floaters
Investments:            Futures & Options          Swaps                 Cash Equivalents       U.S. Governments
                        Zero Coupons               Agencies              Corporates             Mortgage Securities
                        CMOs                       SMBS                  Asset-Backeds          Emerging Markets Issuers
                        Eastern European Issuers   Convertibles          When Issued            Brady Bonds
                        Inverse Floaters           Structured Notes      Repurchase Agreements  Municipals
                        Preferred Stock            Investment Companies

Comparative
Index:                  Salomon World Government Bond Index Except U.S.
Strategies:             Foreign Fixed Income Investing
                        Maturity and Duration Management
                        Value Investing
                        Foreign Investing
                        Non-Diversified Status
                        Emerging Markets Investing
                        Mortgage Investing

                                       25

Limited Duration Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, investment-grade corporate bonds and other fixed-income securities. The portfolio will maintain an average duration of between one and three years. Duration is a measure of the life of the portfolio's debt securities on a present-value basis and is indicative of a security's price volatility relative to interest rate changes.

Approach:               The Adviser manages the duration of the overall portfolio as a more effective way to control interest-rate risk than limiting the maturity of individual securities within the portfolio. In this way investors can benefit from opportunities across the entire yield curve as well as in various market sectors, and at the same time limit the volatility of investment returns. MAS establishes the duration target through the use of its top-down view of the economy and analysis of the current level of interest rates, and the shape of the yield curve. MAS then strives to purchase the most attractively priced portfolio that meets our duration and investment objectives. When purchasing securities other than U.S. Governments, MAS evaluates credit, liquidity, and option risk. When MAS believes the portfolio is compensated for these risks, it includes agency, mortgage, and investment-grade corporate securities which meet the Portfolio's quality specifications.

Policies:               Generally at least 65% invested in Fixed-Income Securities
                        Derivatives may be used to pursue portfolio strategy

Quality Specifications: 100% Investment Grade Securities

Maturity and Duration:  Average duration between 1 and 3 years

Allowable Investments:  U.S. Governments        Zero Coupons          Agencies                 Corporates
                        Mortgage Securities     CMOs                  Asset-Backeds            When Issued
                        Convertibles            Floaters              Structured Notes         Futures & Options
                        Swaps                   Cash Equivalents      Repurchase Agreements    Investment Companies

Comparative Index:      Salomon 1-3 Year Index

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing


Mortgage-Backed Securities Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily (at least 65% of its assets under normal circumstances) in mortgage-backed securities. In addition, the portfolio may also invest in U.S. government securities and in short-term fixed-income securities such as certificates of deposit, treasury bills, and commercial paper. The portfolio's average weighted maturity will ordinarily be greater than seven years.


Approach:               The Adviser sets three portfolio targets: (1) interest-rate sensitivity; (2) yield-curve sensitivity; and
                        (3) prepayment sensitivity. The Adviser increases the sensitivity of the portfolio to changes in interest rates when bonds offer greater value on the basis of inflation- adjusted interest rates. Similarly, the
                        Adviser increases yield-curve sensitivity when long- maturity interest rates offer exceptional value relative to short-maturity interest rates. Finally, the Adviser increases prepayment exposure when mortgage yields, adjusted for probable prepayments, indicate unusual value in mortgage-backed securities.


Policies:               Generally at least 65% invested in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: Securities not guaranteed by the U.S. Government or a private organization will be rated
                        Investment Grade Securities
Maturity and Duration:  Average weighted maturity generally greater than 7 years
                        Duration generally between 2 and 7 years
Allowable Investments:  Mortgage Securities     CMOs                   Asset-Backeds             SMBS
                        U.S. Governments        Zero Coupons           Agencies                  When Issued
                        Floaters                Inverse Floaters       Structured Notes          Futures & Options
                        Cash Equivalents        Repurchase Agreements  Municipals                Investment Companies
                        Swaps


Comparative Index:      Lehman Mortgage Index
Strategies:             Mortgage Investing
                        Maturity and Duration Management
                        Value Investing

Municipal Portfolio

Objective:              To realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax, by investing in a diversified portfolio of investment grade and short-term municipal debt securities, other investment grade fixed-income securities and a limited percentage of bonds rated below investment grade
                        (commonly referred to as junk bonds). The portfolio's average weighted maturity will ordinarily be between ten and thirty years.
Approach:               The Adviser varies portfolio structure--the average duration and maturity and the amount of the portfolio invested in various types of bonds--according to its outlook for interest rates and its analysis of the risks and rewards offered by different classes of bonds. The portfolio will invest in taxable bonds only in cases where MAS believes they improve the risk/reward profile of the portfolio on an after-tax basis.
Policies:               Generally at least 80% invested in Municipals
                        Derivatives may be used to pursue portfolio strategy
Quality
Specifications:         80% Investment Grade Securities
                        Up to 20% High Yield
Maturity
and Duration:           Average weighted maturity generally between 10 and 30 years
Allowable               Municipals              Taxable Investments                U.S. Governments                Agencies
Investments:            Corporates              Mortgage Securities                SMBS                            CMOs
                        Asset-Backeds           When Issued                        Convertibles                    Floaters
                        Inverse Floaters        Structured Notes                   Futures & Options               Swaps
                        Cash Equivalents        Repurchase Agreements              Preferred Stock                 Investment
                                                                                                                     Companies
                        High Yield              Zero Coupons                       Foreign Bonds                   Forwards
                        Foreign Currency        Brady Bonds                        Emerging Markets Issuers        Eastern European
                                                                                                                     Issuers

Comparative
Index:                  Lehman Long-Term Municipal Bond Index

Strategies:             Municipals Management
                        Maturity and Duration Management
                        Value Investing
                        High Yield Investing
                        Mortgage Investing

                                       28

PA Municipal Portfolio

Objective:              To realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax and Pennsylvania personal income tax by investing in a diversified portfolio of investment grade and short-term municipal debt securities, other investment grade fixed-income securities and a limited percentage of bonds rated below investment grade (commonly referred to as junk bonds). The Portfolio's average weighted maturity will ordinarily be between ten and thirty years.
Approach:               The Adviser varies portfolio structure--the average duration and maturity and the amount of the portfolio invested in various types of bonds--according to its outlook for interest rates and its analysis of the risks and rewards offered by different classes of bonds. The portfolio will invest in federally or
                        Pennsylvania State taxable bonds only in cases where MAS believes they improve the risk/reward profile of the portfolio on an after-tax basis for Pennsylvania residents.
Policies:               Generally at least 80% invested in Municipal Securities
                        Generally at least 65% invested in PA Municipal Securities
                        Derivatives may be used to pursue portfolio strategy

Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield

Maturity and Duration: Average weighted maturity generally between 10 and 30 years
Allowable Investments: PA Municipals            Municipals                      Taxable Investments       U.S. Governments
                       Agencies                 Corporates                      Mortgage Securities       SMBS
                       CMOs                     Asset-Backeds                   When Issued               Convertibles
                       Floaters                 Inverse Floaters                Structured Notes          Futures & Options
                       Swaps                    Cash Equivalents                Repurchase Agreements     Preferred Stock
                       Investment Companies     High Yield                      Foreign Bonds             Forwards
                       Foreign Currency         Zero Coupons                    Brady Bonds               Emerging Markets Issuers
                       Eastern European Issuers

Comparative Index:     Lehman Long-Term Municipal Bond Index
Strategies:            Municipals Management
                       Maturity and Duration Management
                       Value Investing
                       High Yield Investing
                       Mortgage Investing


Special Purpose Fixed Income Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds
                        (including bonds rated below investment grade, commonly referred to as junk bonds), foreign fixed-income securities and mortgage-backed securities and other fixed-income securities. The portfolio is structured to complement an investment in one or more of the Fund's equity portfolios for investors seeking a balanced investment.
Approach:               The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        Fixed-Income Securities in all market sectors. Both duration/maturity strategy and sector allocation are determined based on the presumption that investors are combining an investment in the portfolio with an equity investment.
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy

Quality Specifications: None

Maturity and Duration: Average weighted maturity generally greater than 5 years

Allowable Investments: U.S. Governments        Zero Coupons             Agencies          Corporates
                       High Yield              Mortgage Securities      SMBS              CMOs
                       Asset-Backeds           When Issued              Convertibles      Foreign Bonds
                       Brady Bonds             Foreign Currency         Forwards           Floaters
                       Inverse Floaters        Structured Notes         Futures & Options  Swaps
                       Cash Equivalents        Repurchase Agreements    Municipals         Preferred Stock
                       Investment Companies    Loan Participations

Comparative Index:     Salomon Broad Investment Grade
                       Lehman Brothers Aggregate

Strategies:            Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       High Yield Investing
                       Foreign Fixed Income Investing
                       Foreign Investing

Balanced Portfolio
Objective:              To achieve above average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and fixed- income securities.
                        When the Adviser judges the relative outlook for the equity and fixed- income markets to be neutral the portfolio will be invested 60% in common stocks and 40% in fixed-income securities. The asset mix may be changed, however, with common stocks ordinarily representing between 45% and 75% of the total investment.
                        The average weighted maturity of the fixed-income portion of the portfolio will ordinarily be greater than five years.
Approach:               The Adviser determines investment strategies for the equity and fixed-income portions of the portfolio separately and then determine the mix of those strategies expected to maximize the return available from both the stock and bond markets. Strategic judgments on the equity/fixed-income asset mix are based on valuation disciplines and tools for analysis developed by the Adviser over its twenty-five year history of managing balanced accounts.
Policies:               Generally 45% to 75% invested in Equity Securities
                        Up to 25% invested in Foreign Bonds and/or Foreign Equities
                        Up to 10% invested in Brady Bonds
                        At least 25% invested in senior Fixed-Income Securities
                        Derivatives may be used to pursue portfolio strategy
Equity Capitalization:  Generally greater than $1 billion
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years
Allowable Investments:  Common Stock             Preferred Stock      U.S. Governments         Zero Coupons
                        Corporates               High Yield           Foreign Bonds            Mortgage Securities
                        CMOs                     Asset-Backeds         SMBS                    When Issued
                        Brady Bonds              Floaters              Inverse Floaters        Structured Notes
                        Agencies                 Convertibles          Futures & Options       Swaps
                        Foreign Currency         Forwards              Cash Equivalents        Repurchase Agreements
                        Eastern European Issuers Investment Funds      Municipals              Investment Companies
                        ADRs                     Foreign Equities      Rights                  Warrants
                        Loan Participations

Comparative Index:      A weighted blend of quarterly returns compiled by the Adviser using:
                        60% S&P 500 Index
                        40% Salomon Broad Investment Grade Index
Strategies:             Asset Allocation Management
                        Core Equity Investing
                        Fixed Income Management and Asset Allocation
                        Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing


Multi-Asset-Class Portfolio

Objective:              To achieve above average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and fixed-income securities of
                        United States and Foreign issuers.


Approach:               The Adviser determines the mix of investments in domestic and foreign equity and fixed-income and high yield securities expected to maximize available total return. Strategic judgments on the asset mix are based on valuation disciplines and tools for analysis which have been developed by the Adviser to compare the relative potential returns and risks of global stock and bond markets.


Policies:               Generally at least 65% invested in issuers located in at least 3 countries, including the U.S.
                        Derivatives may be used to pursue portfolio strategy

Domestic Equity
Capitalization:         Generally greater than $1 billion
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years
Allowable Investments:  Common Stock               U.S. Governments         Agencies
                        Corporates                                          High Yield               Foreign Bonds
                        Foreign Equities           Foreign Currency
                        Eastern European Issuers   Investment Funds         Mortgage Securities      CMOs
                        SMBS                       Asset-Backeds            When Issued              Brady Bonds
                        Floaters                   Inverse Floaters         Structured Notes         Zero Coupons
                        Futures & Options          Swaps                    Forwards                 Cash Equivalents
                        Repurchase Agreements      Convertibles             Preferred Stock
                        Municipals                                          Investment Companies     ADRs
                        Rights                     Warrants
                        Loan Participations        Emerging Markets Issuers Structured Investments

Comparative Index:      A weighted blend of quarterly returns compiled by the Adviser using:
                        50% S&P 500 Index
                        14% EAFE-GDP Weighted Index
                        24% Salomon Broad Investment Grade Index
                         6% Salomon World  Ex U.S. Government Bond Index
                         6% Salomon High Yield Market Index

Strategies:             Asset Allocation Management
                        Fixed Income Management and Asset Allocation
                        Maturity and Duration Management
                        Value Investing
                        Foreign Fixed Income Investing
                        Core Equity Management
                        International Equity Investing
                        Emerging Markets Investing
                        High Yield Investing
                        Foreign Investing

                               PROSPECTUS GLOSSARY

             CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS

STRATEGIES

Asset Allocation Management: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a portfolio separately, and then determine the mix of those strategies expected to maximize the return available from each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser's twenty-five year history of managing balanced accounts.

Tactical asset-allocation shifts are based on comparisons of prospective risks, returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed-income, and international investment professionals manage the investments in each asset class.

Core Equity Investing: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on MAS's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

Emerging Markets Investing: The Adviser's approach to emerging markets investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

As used in this Prospectus, emerging markets describes any country which is generally considered to be an emerging or developing country by the international financial community such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and/or the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).


Fixed Income Management and Asset Allocation: Within the Balanced, Multi-Asset-Class and Special Purpose Fixed Income Portfolios, the Adviser selects fixed-income securities not only on the basis of judgments regarding Maturity and Duration Management and Value Investing, but also on the basis of the value offered by various segments of the fixed-income securities market relative to Cash Equivalents and Equity Securities. In this context, the Adviser may find that certain segments of the fixed-income securities market offer more or less attractive relative value when compared to Equity Securities than when compared to other Fixed-Income Securities.


For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed-income securities, but overvalued compared to long duration fixed-income securities.

Consequently, while a portfolio investing only in fixed-income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

Foreign Fixed Income Investing: The Adviser invests in Foreign Bonds and other Fixed-Income Securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency Futures & Options, Forwards and Swaps may be used to hedge the currency risk.

Foreign Investing: Investors should recognize that investing in securities issued by foreign companies or governments involves certain special considerations which are not typically associated with investing in U.S. companies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign companies than about U.S. companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since the securities of foreign issuers may be denominated in foreign currencies, and since a portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although a portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a portfolio receives from the companies comprising the portfolio's investments.

Growth Stock Investing: Seeks to invest in Common Stocks generally characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P 500 Index.

High Yield Investing: Involves investing in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers.

To the extent a portfolio invests in high yield securities it will be exposed to a substantial degree of credit risk. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

The market for high yield securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a portfolio may experience sudden and substantial price declines. This lower liquidity might have an effect on a portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a portfolio may find it difficult to value its securities accurately. A portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.

Certain types of high yield bonds are non-income paying securities. For example, zero coupon bonds pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the portfolio does not receive periodic cash flow from these investments.



The table below provides a summary of ratings assigned to all U.S. and foreign debt holdings of those portfolios with more than 5% invested in High Yield (not including money market instruments). These figures are dollar-weighted averages of month-end portfolio holdings and do not necessarily indicate a portfolio's current or future debt holdings. Portfolios whose debt holdings total less than 100% also invest in Equity Securities.


    High Yield Portfolio                       Fixed Income Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA           4.85%              TSY, AGY, AAA             66.18%
  AA                      0.00%              AA                        10.03%
  A                       0.37%              A                          7.16%
  BAA                     3.12%              BAA                        4.54%
  BA                     26.14%              BA                         7.39%
  B                      49.15%              B                          3.27%
  CAA                     8.13%              CAA                        0.01%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           8.24%              Not Available              1.42%
TOTAL                   100.00%            TOTAL                      100.00%

Special Purpose Fixed Income Portfolio       Balanced Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          64.17%              TSY, AGY, AAA             28.21%
  AA                     12.04%              AA                         4.47%
  A                       6.49%              A                          2.65%
  BAA                     4.20%              BAA                        2.22%
  BA                      7.49%              BA                         4.02%
  B                       3.18%              B                          2.19%
  CAA                     0.09%              CAA                        0.18%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           2.34%              Not Available              0.98%
TOTAL                   100.00%            TOTAL                       44.92%

  Multi-Asset Class Portfolio                Emerging Markets Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          26.50%              TSY, AGY, AAA              0.83%
  AA                      1.98%              AA                         0.00%
  A                       1.97%              A                          0.00%
  BAA                     1.35%              BAA                        1.39%
  BA                      3.73%              BA                         1.43%
  B                       4.13%              B                          3.47%
  CAA                     0.46%              CAA                        0.00%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           0.72%              Not Available              2.69%
TOTAL                    40.84%            TOTAL                        9.80%

International Equity Investing: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

MAS considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law.


Maturity and Duration Management: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a portfolio investing in Fixed-Income Securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Money Market Investing: A money market fund like the Cash Reserves Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. A money market portfolio is designed to provide maximum principal stability for investors seeking to invest funds for the short-term, or, for investors seeking to combine a long-term investment program in other portfolios of the Fund with an investment in money market instruments. However, because the Cash Reserves Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Cash Reserves Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

Mortgage Investing: At times it is anticipated that greater than 50% of a fixed-income portfolio's assets may be invested in mortgage-related securities. These include mortgage-backed securities, which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage

Association (FNMA), other government agencies, and private issuers. It is expected that a portfolio's primary emphasis will be on mortgage-backed securities issued by the various Government-related organizations. However, a portfolio may invest, without limit, in mortgage-backed securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

Municipals Management: MAS manages municipal portfolios in a total return context. This means that taxable investments will regularly be included in a portfolio when they have an attractive prospective after-tax total return, regardless of the taxable nature of income on the security.

MAS Municipals Management emphasizes a diversified portfolio of high grade municipal debt securities. Under normal circumstances, a portfolio will invest at least 80% of net assets in municipal securities including AMT Bonds and at least 80% will be Investment Grade Securities.


Under normal conditions, a portfolio may hold up to 20% of net assets in U.S. Governments, Agencies, Corporates, Cash Equivalents, Preferred Stocks, Mortgage Securities, Asset-Backeds, Floaters, and Inverse Floaters and other Fixed Income Securities (collectively "Taxable Investments").


Non-Diversified Status: A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. Non-diversified portfolios may invest more than 25% of assets in securities of individual issuers representing greater than 5% each of a portfolio's total assets, whereas diversified investment companies may only invest up to 25% of assets in positions of greater than 5%. Both diversified and non-diversified portfolios are subject to diversification specifications under the Internal Revenue Code of 1986, as amended, which require that, as of the close of each fiscal quarter, (i) no more than 25% of a portfolio's total assets may be invested in the securities of a single issuer (except for U.S. Government securities) and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer. Because of its non-diversified status, a portfolio may be subject to greater credit and other risks than a diversified investment company.

Value Investing: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby MAS seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See Maturity and Duration Management for a description of the other key component of MAS's fixed-income investment strategy.

Value Stock Investing: Emphasizes common stocks which are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

INVESTMENTS

Each Portfolio may invest in the securities defined below in accordance with their listing of Allowable Investments and any quality or policy constraints.

ADRs--American Depository Receipts: are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders.

Agencies: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies.

Asset-Backeds: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.

Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Brady Bonds: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Cash Equivalents:  are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the Foreign Investing section of this Prospectus.

Portfolios will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio.

(2) Each portfolio (except Cash Reserves) may invest in commercial paper rated at time of purchase by one or more NRSRO in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch). The Cash Reserves Portfolio invests only in commercial paper rated in the highest category;

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) Repurchase agreements collateralized by securities listed above; and

(7) Investments by the Cash Reserve Portfolio in Cash Equivalents are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the 1940 Act.

CMOs--Collateralized Mortgage Obligations: are Derivatives which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Prepayment risk has two important effects. First, like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Second, when interest rates fall, additional mortgage prepayments must be reinvested at lower interest rates. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds.

Common Stocks: are Equity Securities which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: are convertible bonds or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of Common Stock at the purchaser's option.

Corporates--corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A portfolio will buy Corporates subject to any quality constraints. If a security held by a portfolio is down-graded, the portfolio may retain the security.


Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. All of the portfolios of the MAS Funds, except the Cash Reserves Portfolio, may enter into over-the-counter Derivatives transactions with counterparties approved by MAS in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOs, Forwards, Futures and Options, SMBS, Structured Investments, Structured Notes and Swaps. See each individual Portfolio's listing of Allowable Investments to determine which of these the Portfolio may hold.


Eastern European Issuers: The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

Emerging Markets Issuers: An emerging market security is one issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. Investing in emerging markets may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Equity Securities: Commonly include but are not limited to Common Stock, Preferred Stock, ADRs, Rights, Warrants, Convertibles, and Foreign Equities.

See each individual portfolio listing of Allowable Investments to determine which of the above the portfolio can hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type.

Fixed-Income Securities: Commonly include but are not limited to U.S. Governments, Zero Coupons, Agencies, Corporates, High Yield, Mortgage Securities, SMBS, CMOs, Asset-Backeds, Convertibles, Brady Bonds, Floaters, Inverse Floaters, Cash Equivalents, Repurchase Agreements, Preferred Stock, and Foreign Bonds. See each individual portfolio listing of Allowable Investments to determine which securities a portfolio may hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type of security.


Floaters--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under Foreign Investing.

Foreign Currency: Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. These portfolios may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).

Foreign Equities: are Common Stock, Preferred Stock, Rights and Warrants of foreign issuers. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies (see Foreign Investing).

Foreign Bonds: are Fixed-Income Securities denominated in foreign currency including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign Mortgage Securities and various other mortgage and asset-backed securities denominated in foreign currency.

Forwards--Forward Foreign Currency Exchange Contracts: are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts, which protect the value of a portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Also, although such contracts minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition the portfolios may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A portfolio's entry into forward contracts, as well as any use of Cross or Proxy hedging techniques will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

A portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

 There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a portfolio's obligation under the forward contract. On the date of maturity, a portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. When a portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Futures & Options--Futures Contracts, Options on Futures Contracts and Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

A portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by a portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on a portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that a portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

High Yield: High yield securities are generally considered to be corporate bonds, preferred stocks, and convertible securities rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. The following are excerpts from the Moody's and Standard & Poor's definitions for speculative-grade debt obligations:

     Moody's: Ba-rated bonds have "speculative elements" so their future "cannot be considered assured," and protection of principal and interest is "moderate" and "not well safeguarded during both good and bad times in the future." B-rated bonds "lack characteristics of a desirable investment" and the assurance of interest or principal payments "may be small." Caa-rated bonds are "of poor standing" and "may be in default" or may have "elements of danger with respect to principal or interest." Ca-rated bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-rated bonds are the "lowest rated" class of bonds, and issues so rated can be regarded as having "extremely poor prospects" of ever attaining any real investment standing.

     Standard & Poor's: BB-rated bonds have "less near-term vulnerability to default" than B- or CCC-rated securities but face "major ongoing uncertainties . . . which may lead to inadequate capacity" to pay interest or principal. B-rated bonds have a "greater vulnerability to default than BB-rated bonds and the ability to pay interest or principal will likely be impaired by adverse business conditions." CCC-rated bonds have a currently identifiable "vulnerability to default" and, without favorable business conditions, will be "unable to repay interest and principal." C The rating C is reserved for income bonds on which "no interest is being paid." D - Debt rated D is in "default", and "payment of interest and/or repayment of principal is in arrears."


While these securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds.


The risks posed by securities issued under such circumstances are substantial. If a security held by a portfolio is down-graded, the portfolio may retain the security.

Inverse Floaters--Inverse Floating Rate Obligations: are Fixed-Income Securities, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Companies: The portfolios are permitted to invest in shares of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended, generally prohibits the portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered close-end investment company.

To the extent a portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the portfolio itself. The portfolios may not purchase shares of any affiliated investment company except as permitted by SEC Rule or Order.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds. The International Equity and Emerging Markets portfolios may invest in these investment funds subject to applicable law as discussed under Investment Restrictions. The International Equity and Emerging Markets portfolios will invest in such investment funds only where appropriate given that the portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the portfolio. Under certain circumstances, an investment in an investment fund will be subject to the additional limitations that apply to investments in Investment Companies.

Investment Grade Securities: are those rated by one or more nationally recognized statistical rating organization (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings falls below investment grade if it deems retention of the security to be in the best interests of the portfolio. Any Portfolio permitted to hold Investment Grade Securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.

Loan Participations: are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to the portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the investing portfolio to supply additional cash to the borrower on demand. Loan participations involving Emerging Market Issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to financial institutions that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such loan participations present additional risks of default or loss.

Mortgage Securities--Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various Governmental, Government-related and private organizations. Portfolios may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.

Due to the possibility that prepayments on home mortgages will alter cash flow on mortgage securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

There are two methods of trading mortgage-backed securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral, usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including Zero Coupon Treasury Bonds), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Municipals--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipal securities include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolios eligible to purchase municipal bonds may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

PA Municipals: are obligations of the Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Concentration of investment in the securities of one state exposes a portfolio to greater credit risks than would be present in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of that state.

Debt of Government Agencies, Authorities and Commissions: Certain state-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the Commonwealth. Some of these agencies, however, such as the Delaware River Joint Toll Bridge Commission, are indirectly dependent on Commonwealth funds through various state-assisted programs.

Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.


Repurchase Agreements: are transactions by which a portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.


Pursuant to an order issued by the Securities and Exchange Commission, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each portfolio's participation in the income from jointly purchased repurchase agreements will be based on that portfolio's percentage share in the total purchase agreement.

Rights: represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SMBS--Stripped Mortgage-Backed Securities: are Derivatives in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to a portfolio's limitations on investment in illiquid securities.

Structured Investments: are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more Swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A portfolio will purchase Structured Investments in trusts that engage in such Swaps only where the counterparties are approved by MAS in accordance with credit-risk guidelines established by the Board of Trustees.

Structured Notes: are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


Swaps--Swap Contracts: are Derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.


A portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a portfolio receiving or paying, as the case may be, only the net amount of the two returns. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. A portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Trustees.

Possible Risks: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a portfolio's risk of loss consists of the net amount of interest payments that a portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolios would be less favorable than it would have been if this investment technique were not used.

Taxable Investments: comprise Fixed-Income Securities and other instruments which pay income that is not exempt from taxation. Investors may be liable for tax on the income distributed as a result of the portfolio holding taxable investments. In this event, shareholders will receive an IRS form 1099 disclosing the taxable income paid for a calendar year.

U.S. Governments--U.S. Treasury securities: are Fixed-Income Securities which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

Warrants: are options issued by a corporation which give the holder the option to purchase stock.

When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by a portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although a portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid, high-grade debt securities or cash in an amount at least equal to these commitments.

Zero Coupons--Zero Coupon Obligations: are Fixed-Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

GENERAL SHAREHOLDER INFORMATION

                               PURCHASE OF SHARES

Institutional Class Shares are available to clients of the Adviser and accounts managed by the Adviser and Shareholder Organizations who have a contractual arrangement with the Fund, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.


Institutional Class Shares of each portfolio except for the Cash Reserves Portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. Such portfolios determine net asset value at the normal close of trading of the New York Stock Exchange (NYSE)(currently 4:00 P.M. Eastern Time) each day that the portfolios are open for business. See Other Information -- Closed Holidays and Valuation of Shares.


The Cash Reserves Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, payment for the purchase of shares must be in the form of Federal Funds (monies credited to the portfolio's Custodian by a Federal Reserve Bank) before they can be accepted by the portfolio. The portfolio is credited with Federal Funds on the same day if the investment is made by Federal Funds. Institutional Class Shares of the Cash Reserves Portfolio may be purchased at the net asset value next determined after an order is received by the portfolio and Federal Funds are received by the Custodian. The Cash Reserves Portfolio determines net asset value as of 12:00 noon (Eastern Time) each day that the portfolios are open for business. See Other Information-Closed Holidays and Valuation of Shares.


Initial Purchase by Mail: Subject to acceptance by the Fund, an account may be opened by contacting the Client Service Group at One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, Pennsylvania 19428-0868.

Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund, except for the Cash Reserves Portfolio. Purchases made by check in the Cash Reserves Portfolio are ordinarily credited at the net asset value per share determined two business days after receipt of the check by the Fund. Please note that purchases made by check in any portfolio are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase.


Shareholders can avoid this delay by utilizing the wire purchase option.


Initial Purchase by Wire: Subject to acceptance by the Fund, Institutional Class Shares of each portfolio may also be purchased by wiring Federal Funds to the Fund's Custodian Bank, The Chase Manhattan Bank, N.A. (see instructions below). A completed Account Registration Form should be forwarded to the Client Services Group at Miller Anderson & Sherrerd, LLP in advance of the wire. For all portfolios (except the Cash Reserves Portfolio), notification must be given to the Client Services Group at Miller Anderson & Sherrerd, LLP at 1-800-354-8185 prior to 4:00 p.m. (Eastern Time) of the wire date. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:

                             The Chase Manhattan Bank, N.A.
                             1 Chase Manhattan Plaza
                             New York, NY  10081
                             ABA #021000021
                             DDA #910-2-734143
                             Attn:  MAS Funds
                             Ref: (Portfolio Name, Account Number, Account Name)

Purchases in the Cash Reserves Portfolio may be made by Federal Funds wire to the Fund's Custodian. If the portfolio receives notification of an order prior to 12:00 noon (Eastern Time) and funds are received by the Custodian the same day, purchases of portfolio shares will become effective and begin to earn income on that business day. Orders received after 12:00 noon (Eastern Time) will be effective on the next business day upon receipt of funds. Federal Funds purchases will be accepted only on a day on which the portfolio is open for business. See Other Information-Closed Holidays.


Additional Investments: Additional investments of Institutional Class
Shares at net asset value may be made at any time (minimum investment $1,000) by mailing a check (payable to MAS Funds) to the Client Services Group at the address noted under Initial Investments by Mail or by wiring monies to the Custodian Bank as outlined above. For all portfolios except the Cash Reserves Portfolio, notification must be given to the Client Services Group at Miller Anderson & Sherrerd, LLP at 1-800-354-8185 prior to 4:00 p.m. (Eastern Time) of the wire date. For the Cash Reserves Portfolio, notification of a Federal Funds wire must be received by 12:00 noon (Eastern Time). Purchases made by check in the Cash Reserves Portfolio are ordinarily credited at the net asset value per share determined two business days after receipt of the check by the Fund.


Other Purchase Information: The Fund reserves the right, in its sole discretion, to suspend the offering of Institutional Class Shares of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and subsequent investment amounts.

Purchases of a portfolio's Institutional Class Shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Institutional Class Shares of the Fund's portfolios are also sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolios through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Fund Institutional Class Shares.

                              REDEMPTION OF SHARES

Institutional Class Shares of each portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of Institutional Class Shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio.

By Mail: Each portfolio will redeem Institutional Class Shares at the net asset value next determined after the request is received in good order. , Requests should be addressed to MAS Funds: c/o the Client Services Group, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868.


To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees (see Signature Guarantees); and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Signature Guarantees: To protect your account, the Fund and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact the Client Services Group at Miller Anderson & Sherrerd, LLP for further details.

By Telephone: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling the Client Services Group at Miller Anderson & Sherrerd, LLP and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.

By Facsimile: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to the Client Services group at Miller Anderson & Sherrerd, LLP to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, Suite 1150, P. O. Box 868, West Conshohocken, PA 19428-0868.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the NYSE, the Custodian, or the Fund is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

                              SHAREHOLDER SERVICES


Exchange Privilege: Each portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios (except the Select Equity and Small Cap Value Portfolios which are currently not accepting new investors) based on the respective net asset values of the shares involved. The exchange privilege is only available, however, with respect to portfolios that are registered for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Client Services Group, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868.


 Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares for tax purposes.

The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

Transfer of Registration: The registration of Fund shares may be transferred by writing to MAS Funds: c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above.

                              VALUATION OF SHARES

Equity, Select Equity, Value, Small Cap Value, Mid Cap Value, Growth, Mid Cap Growth, Balanced, Multi-Asset-Class, International Equity and Emerging Markets
Portfolios:

Net asset value per share of each class is determined by dividing the total market value of each portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that portfolio. Net asset value per share is determined as of the normal close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Equity Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed Equity Securities is taken from the exchange where the security is primarily traded. Equity Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars. Unlisted Equity Securities and listed U.S. Equity Securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Trustees.

Domestic Fixed Income, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Municipal and PA Municipal Portfolios:


Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is determined as of the normal close of the bond markets (normally ___ p.m.
Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). The net asset value per share of the Balanced and Multi-Asset-Class Portfolios is determined as of the latter of the close of the NYSE or the bond markets on each day the portfolios are open for business. Bonds and other Fixed-Income Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.


Net asset value includes interest on bonds and other Fixed-Income Securities which is accrued daily. Bonds and other Fixed-Income Securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other Fixed-Income Securities this ordinarily will be the over-the-counter market.

However, bonds and other Fixed-Income Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other Fixed-Income Securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), will be valued in good faith at fair value using methods approved by the Board of Trustees.

Cash Reserves Portfolio: The net asset value per share of the Cash Reserves Portfolio is calculated daily as of 12:00 noon (Eastern Time) on each day that the portfolio is open for business (See Other Information-Closed Holidays). The portfolio determines its net asset value per share by subtracting the portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the portfolio's investments and other assets and dividing the result by the total outstanding shares of the portfolio.

For the purpose of calculating the portfolio's net asset value per share, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. As conditions of operating under Rule 2a-7, the portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S.

dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Trustees have also agreed to establish procedures reasonably designed, taking into account current market conditions and the portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Trustees.

In the event of a deviation of over 1/2 of 1% between a portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Trustees will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a net asset value per share not equal to $1.00 based upon available market quotations.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES: Dividends and Capital Gains
Distributions: The Fund maintains different dividend and capital gain distribution policies for each portfolio. These are:

o The Equity, Value, Growth, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Select Equity and Domestic Fixed Income Portfolios normally distribute substantially all of their net investment income to shareholders in the form of quarterly dividends.

o The International Equity, Small Cap Value, Mid Cap Value, Mid Cap Growth and Emerging Markets Portfolios normally distribute substantially all of their net investment income in the form of annual dividends.

o The Municipal and the PA Municipal Portfolios normally distribute substantially all of their net investment income in the form of monthly dividends.

o The Cash Reserves Portfolio declares dividends daily and normally distributes substantially all of its investment income in the form of monthly dividends.

If any portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net capital gains are realized from the sale of underlying securities, the portfolios normally distribute such gains with the last dividend for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

In all portfolios except the Cash Reserves Portfolio, undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.


Certain Mortgage Securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.


Special Considerations for the Cash Reserves Portfolio: Net investment income is computed and dividends declared as of 12:00 noon (Eastern Time), on each day. Such dividends are payable to Cash Reserves Portfolio shareholders of record as of 12:00 noon (Eastern Time) on that day, if the portfolio is open for business. Shareholders who redeem prior to 12:00 noon (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 12:00 noon (Eastern Time) on the preceding business day on which the portfolio was open for business.

For the purpose of calculating dividends, net income shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the portfolio.

Net realized short-term capital gains, if any, of the Cash Reserves Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

Federal Taxes: Each portfolio of the Fund intends to qualify for taxation as a regulated investment company under the Code so that each portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a portfolio from net investment income will be taxable to shareholders as ordinary income, except for the Municipal and PA Municipal Portfolios (see Special Tax Considerations for the Municipal and PA Municipal Portfolios). In the case of the Equity, Value, Small Cap Value, Mid Cap Growth, Growth, Balanced, Multi-Asset-Class, Mid Cap Value, Select Equity, and Select Value Portfolios, such dividends will generally qualify in part for the dividends received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by each portfolio from domestic (U.S.) sources. The Fund will send each shareholder a statement each year indicating the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of a portfolio, and regardless of the length of time the shares in such portfolio have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends received deduction for corporations. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a portfolio. Such dividends and distributions may also be subject to state and local taxes.

Exchanges and redemptions of shares in a portfolio are taxable events for Federal income tax purposes. Individual shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.

Each portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the Federal excise tax. To do so, each portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year. Dividends declared in December by a portfolio will be deemed to have been paid by such portfolio and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Special Considerations. Under the Code if more than 50% of a portfolio's securities is owned by five or fewer persons, the portfolio may be a "personal holding company" and subject to Federal income tax.

Foreign Income Taxes: Investment income received by the portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which entitle these portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the portfolios' assets to be invested within various countries is not known. The portfolios intend to operate so as to qualify for treaty reduced rates of tax where applicable.

The International Equity, Emerging Markets, Global Fixed Income and International Fixed Income Portfolios may file an election with the Internal Revenue Service to pass through to the portfolio's shareholders the amount of foreign income taxes paid by the portfolio, but may do so only if more than 50% of the value of the total assets of the portfolio at the end of the fiscal year is represented by foreign securities. These portfolios will make such an election only if they deem it to be in the best interests of their shareholders.

If this election is made, shareholders of the portfolio will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Each shareholder of the portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the portfolio's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Internal Revenue Code, will not be affected by any such "pass through" of foreign tax credits.

State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and therefore is not liable, under current law, for any corporate income or franchise tax of the Commonwealth of Pennsylvania. The Fund will provide Pennsylvania taxable values on a per share basis.

Special Tax Considerations for the Municipal and PA Municipal Portfolios: These portfolios intend to invest a sufficient portion of their assets in municipal bonds and notes so that each will qualify to pay exempt-interest dividends to shareholders. Such exempt-interest dividends are excluded from a shareholder's gross income for Federal personal income tax purposes. Tax-exempt dividends received from the Municipal and PA Municipal Portfolios may be subject to state and local taxes. However, some states allow shareholders to exclude that portion of a portfolio's tax-exempt income which is attributable to municipal securities issued within the shareholder's state of residence. Furthermore, the PA Municipal Portfolio invests at least 65% of its assets in PA Municipals. As a result, the income of the portfolio that is derived from PA Municipals and U.S. Governments will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax. Distributions by the PA Municipal Portfolio to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax. To the extent, if any, that dividends paid to shareholders of the Municipal and PA Municipal Portfolios are derived from taxable interest or long-term or short-term capital gains, such dividends will be subject to Federal personal income tax (whether such dividends are paid in cash or in additional shares) and may also be subject to state and local taxes. In addition, the Municipal and PA Municipal Portfolios may invest in private activity municipal securities, the interest on which is subject to the Federal alternative minimum tax for individuals (AMT bonds). To the extent that the portfolios invest in AMT bonds, individuals who are subject to the AMT will be required to report a portion of dividends as a tax preference item in determining their federal taxes. A shareholder may lose the tax exempt status of the accrual income of these portfolios if they redeem their shares before a dividend has been declared.

TRUSTEES OF THE TRUST: The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.


INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the Adviser), is a Pennsylvania limited liability partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, PA 19428. Miller Anderson & Sherrerd, LLP is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of the date of this prospectus had in excess of $35 billion in assets under management. On January 3, 1996, Morgan Stanley Group Inc. acquired Miller Anderson & Sherrerd, LLP (the "Adviser") in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of the Adviser. Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of the Adviser. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated as of January 3, 1996, which Agreement was approved by the shareholders of each Portfolio at a special meeting held on October 6, 1995. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations, and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, each portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the portfolio's average daily net assets for the quarter:

                                                                 Rate
              Emerging Markets Portfolio*                       .750%
              Equity Portfolio                                  .500
              Growth Portfolio                                  .500
              International Equity Portfolio                    .500
              Mid Cap Growth Portfolio                          .500
              Mid Cap Value Portfolio*                          .750
              Small Cap Value Portfolio*                        .750
              Value Portfolio                                   .500
              Cash Reserves Portfolio                           .250
              Domestic Fixed Income Portfolio                   .375
              Fixed Income Portfolio                            .375
              Fixed Income Portfolio II                         .375
              Global Fixed Income Portfolio                     .375
              High Yield Portfolio                              .375
              Intermediate Duration Portfolio                   .375
              International Fixed Income Portfolio              .375
              Limited Duration Portfolio                        .300
              Mortgage-Backed Securities Portfolio              .375
              Municipal Portfolio                               .375
              PA Municipal Portfolio                            .375
              Special Purpose Fixed Income Portfolio            .375
              Balanced Portfolio                                .450
              Multi-Asset-Class Portfolio                       .450
              Select Equity Portfolio                           .500

* Advisory fees in excess of 0.750% of average net assets are considered higher than normal for most investment companies, but are not unusual for portfolios that invest primarily in small capitalization stocks or in countries with emerging market economies.

Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively.


For the fiscal year ended September 30, 1995, the Adviser received the following as compensation for its services:

                                                                 Rate
              Emerging Markets Portfolio                        .470%
              Equity Portfolio                                  .500%
              International Equity Portfolio                    .500%
              Mid Cap Growth Portfolio                          .500%
              Mid Cap Value Portfolio                           .000%
              Small Cap Value Portfolio                         .750%
              Value Portfolio                                   .500%
              Cash Reserves Portfolio                           .141%
              Domestic Fixed Income Portfolio                   .285%
              Fixed Income Portfolio                            .375%
              Fixed Income Portfolio II                         .375%
              Global Fixed Income Portfolio                     .375%
              High Yield Portfolio                              .375%
              Intermediate Duration Portfolio                   .290%
              International Fixed Income Portfolio              .375%
              Limited Duration Portfolio                        .285%
              Mortgage-Backed Securities Portfolio              .370%
              Municipal Portfolio                               .281%
              PA Municipal Portfolio                            .190%
              Special Purpose Fixed Income Portfolio            .375%
              Balanced Portfolio                                .450%
              Multi-Asset-Class Portfolio                       .309%
              Select Equity Portfolio                           .367%

PORTFOLIO MANAGEMENT

                            MAS Portfolio Management
                                                                 Manager
                                   Portfolio                      Since
Portfolio                           Manager                       (Year)
--------------------------------------------------------------------------------
Equity and Select             Arden C. Armstrong                  1994
Equity Portfolios:
--------------------------------------------------------------------------------
                              John D. Connolly                    1990
--------------------------------------------------------------------------------
                              Timothy G. Connors                  1994
--------------------------------------------------------------------------------
                              Nicholas J. Kovich                  1994
--------------------------------------------------------------------------------
                              Robert J. Marcin                    1994
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum          Equity (1987)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr.     Equity (1984)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
Value Portfolio:              Robert J. Marcin                    1990
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr              1984
--------------------------------------------------------------------------------
Small Cap Value and           Gary G. Schlarbaum          Small Cap (1987)
Mid Cap Value                                             Mid Cap (1994)
Portfolios:
--------------------------------------------------------------------------------
                              Gary D. Haubold             Small Cap (1993)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
                              Bradley S. Daniels          Small Cap (1986)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
Mid Cap Growth                Arden C. Armstrong                   1990
Portfolio:
--------------------------------------------------------------------------------
                              John D. Connolly                     1990
--------------------------------------------------------------------------------
Growth Portfolio:             Arden C. Armstrong                   1993
--------------------------------------------------------------------------------
                              John D. Connolly                     1993
--------------------------------------------------------------------------------
                              Timothy G. Connors                   1994
--------------------------------------------------------------------------------
Fixed Income,                 Thomas L. Bennett            Fixed Income (1984)
Domestic Fixed                                             Domestic (1987)
Income, Special                                            Special Purpose
Purpose Fixed                                              (1992)
Income, and Fixed                                          Fixed Income II
Income II Portfolios:                                      (1990)
--------------------------------------------------------------------------------
                              Kenneth B. Dunn              Fixed Income and
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
                              Richard B. Worley            Fixed Income (1984)
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
Mortgage-Backed               Kenneth B. Dunn                      1992
Securities
Portfolio:
--------------------------------------------------------------------------------
                              Scott F. Richard                     1992
--------------------------------------------------------------------------------
High Yield                    Stephen F. Esser                     1989
Portfolio:
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1989
--------------------------------------------------------------------------------
Cash Reserves                 Ellen D. Harvey                      1990
Portfolio:
--------------------------------------------------------------------------------
Limited Duration              Ellen D. Harvey              Limited (1992)
and Intermediate                                           Intermediate (1994)
Duration
Portfolios:
--------------------------------------------------------------------------------

                              Scott F. Richard             Intermediate and
                                                           Limited (1994)
--------------------------------------------------------------------------------
                              Christian G. Roth            Intermediate and
                                                           Limited (1994)
--------------------------------------------------------------------------------
Municipal and PA              Kenneth B. Dunn                      1994
Municipal Portfolios:
--------------------------------------------------------------------------------
                              Steven K. Kreider                    1992
--------------------------------------------------------------------------------
                              Scott F. Richard                     1994
--------------------------------------------------------------------------------
Balanced Portfolio:           John D. Connolly                     1992
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1992
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1992
--------------------------------------------------------------------------------
                              Richard B. Worley                    1992
--------------------------------------------------------------------------------
Multi-Asset-Class             John D. Connolly                     1994
Portfolio:
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1994
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1994
--------------------------------------------------------------------------------
                              J. David Germany                     1994
--------------------------------------------------------------------------------
                              Horacio A. Valeiras                  1994
--------------------------------------------------------------------------------
                              Dean Williams                        1994
--------------------------------------------------------------------------------
                              Richard B. Worley                    1994
--------------------------------------------------------------------------------
International                 Dean Williams                International
Equity and Emerging                                        (1988)
Markets Portfolios:                                        Emerging Markets
                                                           (1994)
--------------------------------------------------------------------------------
                              Horacio A. Valeiras          International
                                                           (1992)
                                                           Emerging Markets
                                                           (1995)
--------------------------------------------------------------------------------
Global Fixed Income           J. David Germany                  1993
and International
Fixed Income
Portfolios:
--------------------------------------------------------------------------------
                              Richard B. Worley                 1993
--------------------------------------------------------------------------------

A description of their business experience during the past five years is as follows:


Arden C. Armstrong, Portfolio Manager, joined MAS in 1986. She assumed responsibility for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity and Select Eqity Portfolios in 1994.

Thomas L. Bennett, Portfolio Manager, joined MAS in 1984. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio 1987, the High Yield Portfolio in 1985, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994.


Timothy G. Connors, Portfolio Manager, joined MAS in 1994. Mr. Connors served as Vice President and Managing Director of CoreStates Investment Advisers from
1986 to 1994. He assumed responsibility for the Equity, Select Equity and Growth Portfolios in 1994.


John D. Connolly, Portfolio Manager, joined MAS in 1990. Mr. Connolly served as Senior Vice President and Chief Investment Strategist at Dean Witter Reynolds from 1984 to 1990. He assumed responsibility for the Equity, Select Equity and Mid Cap Growth Portfolios in 1990, the Balanced Portfolio in 1992, the Growth Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.


Bradley S. Daniels, Portfolio Manager, joined MAS in 1985. He assumed responsibility for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.


Kenneth B. Dunn, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the Municipal and PA Municipal Portfolios in 1994.

Stephen F. Esser, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the High Yield Portfolio in 1989.

J. David Germany, Portfolio Manager, joined MAS in 1991. He served as Vice President & Senior Economist for Morgan Stanley & Co. from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.

Ellen D. Harvey, Portfolio Manager, joined MAS in 1984. She assumed responsibility for the Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994.


Gary D. Haubold, Portfolio Manager, joined MAS in 1993. Mr. Haubold served as Senior Vice President at Wood, Struthers & Winthrop in 1993. He assumed responsibility for the Small Cap Value Portfolio in 1993 and the Mid Cap Value Portfolio in 1994.


Nicholas J. Kovich, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Equity and Select Equity Portfolios in 1994.

Steven K. Kreider, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Municipal and the PA Municipal Portfolios in 1992.

Robert J. Marcin, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Value Portfolio in 1990 and the Equity and Select Equity Portfolios in 1994.

Scott F. Richard, Portfolio Manager, joined MAS in 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994.

Christian G. Roth, Portfolio Manager, joined MAS in 1991. He served as Senior Associate, Dean Witter Capital Corporation from 1987 to 1991. He assumed responsibility for the Limited Duration and Intermediate Duration Portfolios in 1994.

Gary G. Schlarbaum, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Equity and Small Cap Value Portfolios in 1987, the Select Equity Portfolio in 1988, the Balanced Portfolio in 1992 and the
Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Horacio A. Valeiras, Portfolio Manager, joined MAS in 1992. He served as an International Strategist from 1989 through 1992 for Credit Suisse First Boston and as Director-Equity Research in 1992. He assumed responsibility for the International Equity Portfolio in 1992, the Emerging Markets Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.

A. Morris Williams, Jr., Portfolio Manager, joined MAS in 1973. He assumed responsibility for the Equity Portfolio in 1984, the Select Equity Portfolio in 1988 and the Value Portfolio in 1984.

Dean Williams, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the International Equity Portfolio in 1988 and the Emerging Markets and Multi-Asset-Class Portfolios in 1994.

Richard B. Worley, Portfolio Manager, joined MAS in 1978. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.


ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Administrative services provided by MAS include shareholder communication services, regulatory reporting, office space and personnel. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.

GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.

Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. MAS may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Group Inc., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-six portfolios.

The shares of each portfolio of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the Investment Company Act of 1940, as amended, and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.


As of January 25, 1988, AT&T Savings Plans Group Trust II (Berkley Heights, NJ) owned controlling interests (as that term is defined in the Investment Company Act of 1940, as amended) of the Select Equity Portfolio; Forbes Health System (Philadelphia, PA) owned a controlling interest of the Domestic Fixed Income Portfolio; Sun Company, Inc. (Philadelphia, PA) owned a controlling interest of the Cash Reserves Portfolio; Inglis House Foundation (Philadelphia, PA) and Northwestern University (Evanston, IL) owned controlling interests of the Mortgage Backed Securities Portfolio; Ministers & Missionaries Benefit Board (New York, NY) owned a controlling interest of the Emerging Markets Portfolio and R. & S. Roberts (Philadelphia, PA) owned a controlling interest of the Pennsylvania Municipal Portfolio.


Custodians: The Chase Manhattan Bank N.A., New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets as required by the 1940 Act.

Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston, MA 02108-3913.

Reports: Shareholders receive semiannual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

Litigation: The Fund is not involved in any litigation.

Closed Holidays: Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Fixed Income, Special Purpose Fixed Income, Fixed Income Portfolio II, Limited Duration, Cash Reserves, High Yield, Mortgage-Backed Securities, Intermediate Duration, International Fixed Income, Global Fixed Income, Domestic Fixed Income, Municipal, and PA Municipal Portfolios will be closed on Martin Luther King Day, Columbus Day, and Veteran's Day.

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


Thomas L. Bennett,* Chairman of the Board of Trustees; Portfolio Manager, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.


David P. Eastburn, Trustee; Retired; formerly: Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; Vice President and Treasurer, The J. Paul Getty
Trust.

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.


James D. Schmid, President; [               ], Miller Anderson & Sherrerd, LLP;
Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, Chase Manhattan Bank.


Lorraine Truten, CFA, Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

Douglas W. Kugler, Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Assistant Vice President, Provident Financial Processing Corporation.

John H. Grady, Jr., Secretary of the Fund since July 1995; Partner, Morgan, Lewis & Bockius; LLP, formerly Attorney, Ropes & Gray.

                                January 30, 1996

         Investment Adviser and Administrator:  Transfer Agent:

         Miller Anderson & Sherrerd, LLP        Chase Global Funds Services
                                                   Company
         One Tower Bridge                       73 Tremont Street
         West Conshohocken,                     Boston, Massachusetts 02108-0913
         Pennsylvania 19428-2899

                             General Distribution Agent:

                             MAS Fund Distribution, Inc.
                             One Tower Bridge
                             P.O. Box 868
                             West Conshohocken,
                             Pennsylvania 19428-0868




                                Table of Contents

                            Page
Page

Fund Expenses                 2    General Information
Prospectus Summary            4       Other Information                       52
Financial Highlights          8       Purchase of Shares                      52
Yield and Total Return       14       Redemption of Shares                    53
Investment Suitability       15       Shareholder Services                    54
Investment Limitations       15       Valuation of Shares                     54
Portfolio Summaries          17       Dividends, Capital Gains Distributions
Equity Investments           17          and Taxes                            56
Fixed-Income Investments     21       Investment Adviser                      58
Prospectus Glossary:                  Portfolio Management                    59
   Strategies                36       Administrative Services                 61
   Investments               41       General Distribution Agent              62
                                      Portfolio Transactions                  62
                                      Trustees and Officers                   64

                            ACCOUNT REGISTRATION FORM

                           MAS Fund Distribution, Inc.
                           General Distribution Agent
REGISTRATION/PRIMARY MAILING ADDRESS


   City                                                    State            Zip
   Telephone No.
   Type of Account:  o Defined Benefit Plan        o Defined Contribution Plan
                     o Profit Sharing/Thrift Plan  o Other Employee Benefit Plan
                     o Endowment    o Foundation   o Taxable  o Other (Specify)
                     o United States Citizen  o Resident Alien
                     o Non-Resident Alien, Indicate Country of Residence
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                    State            Zip
   Telephone No.
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                    State            Zip
   Telephone No.
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                    State            Zip
   Telephone No.
INVESTMENT
For Purchase of:

   o Equity Portfolio
   o Value Portfolio
   o Growth Portfolio
   o Mid Cap Growth Portfolio
   o Balanced Portfolio
   o Multi-Asset-Class Portfolio
   o Balanced Investing--Indicate Portfolios
   o Fixed Income Portfolio


   o Fixed Income Portfolio II
   o Special Purpose Fixed Income Portfolio
   o High Yield Portfolio
   o Limited Duration Fixed Income Portfolio
   o Intermediate Duration Portfolio
   o Mortgage-Backed Securities Portfolio
   o Cash Reserves Portfolio
   o International Equity Portfolio

   o Emerging Markets Portfolio
   o International Fixed Income Portfolio
   o Global Fixed Income Portfolio
   o Municipal Portfolio
   o PA Municipal Portfolio
   o Mid Cap Value Portfolio
   o Domestic Fixed Income Portfolio

     TAXPAYER IDENTIFICATION NUMBER
     Part 1.
                                          Social Security Number
                -        -
                                                    or
                                      Employer Identification Number
                -


     Part 2. BACKUP WITHHOLDING
     o Check the box if the account is subject to Backup Withholding under the provisions of Section 3406(a)(1)(C) of the Internal Revenue Code.




                            IMPORTANT TAX INFORMATION

You (as payee) are required by law to provide us (as payer) with your current taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 31% rate on ordinary income and capital gains distributions as well as redemptions. Backup withholding isnot an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. You may be notified that you are subject to backup withholding under section 3406(a)(1)(C) because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment. If you have been so notified, check the box in PART 2 at left.






     TELEPHONE REDEMPTION OPTION
     The Fund is hereby authorized to honor any telephone or telegraphic requests believed to be authentic for the following:
                    (check one or both)
        o Mailing of Redemption proceeds to the name and address in Section 1 above.
        o Wire of Redemption proceeds to:

                                      Name of Commercial Bank (Not Savings Bank)
        ------------------------------------------------------------------------
           Bank Account Number

--------------------------------------------------------------------------------
                               Name(s) in which your Bank Account is Established

--------------------------------------------------------------------------------
                                             Bank's Street Address

         ...............................................................

--------------------------------------------------------------------------------
                  City               State             Zip    Routing/ABA Number

     DISTRIBUTION OPTION
       o Income dividends and capital gains distributions to be reinvested in additional shares.
       o Income dividends and capital gains distributions to be paid in cash.
       o Income dividends in cash and capital gains distributions in additional shares.

If cash option is chosen, please indicate instructions below:
  o Mail distribution check to the name and address in which account is registered.
  o Wire distributions to the same Commercial Bank indicated in Section 5 above.
  o Wire distributions to:

      Name of Commercial Bank (Not Savings Bank)            Bank Account Number

                               Name(s) in which your Bank Account is Established

                                                 Bank's Street Address

City                          State         Zip              Routing/ABA Number

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION
The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current Prospectus of the MAS Funds and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete.

     (X)
     Signature                                       Date
     (X)
     Signature                                       Date              (X)
     (X)
     Signature                                       Date
     (X)
     Signature                                       Date

                                         FOR INTERNAL USE ONLY (X)



    Signature                                        Date

      O*            F             OR             S

Client Services:  1-800-354-8185        Prices and Investment Results: 1-800-

522-1525



MAS Funds (the Fund) is a no-load mutual fund consisting of twenty-six portfolios, twenty-four of which are described in this Prospectus. Each portfolio in this Prospectus operates as a separate diversified investment company except the Global Fixed Income, International Fixed Income, and Emerging Markets Portfolios which are non-diversified investment companies. The investment objective of each portfolio is described with a summary of investment policies as referenced below. The Fund's Select Equity and Small Cap Value Portfolios are not currently being offered to new investors. This Prospectus offers the Investment Class Shares of the Fund. The Fund also offers Institutional Class Shares and Adviser Class Shares.


Shares of the Cash Reserves Portfolio are neither insured nor guaranteed by the U.S. Government. The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.


The High Yield Portfolio will invest primarily, and certain other portfolios of the Fund may invest to varying degrees, in high yield, high risk securities which are speculative with regard to payment of interest and return of principal (commonly referred to as junk bonds); therefore, investments in these portfolios may not be suitable for all investors. See High Yield Investing in the Glossary of Strategies for additional information regarding certain risks associated with investment in such securities.



                            PORTFOLIO PAGE REFERENCE


    How to Use This Prospectus:     3     Fixed Income:                       Balanced:                    34
    --------------------------            ------------                        --------
                                            Cash Reserves                21   Multi-Asset-Class:           35
                                                                              -----------------

    Portfolio Summaries:                    Domestic Fixed Income        22
    -------------------
    Equity:                                 Fixed Income                 23   Select Equity Portfolio:      6
    ------                                                                    -----------------------

           Emerging Markets        17       Fixed Income II              24
           Equity                  17       Global Fixed Income          25   Prospectus Glossary:
                                                                              -------------------
           Growth                  18       High Yield                   26      Strategies                36
           International Equity    18       Intermediate Duration        27      Investments               41
           Mid Cap Growth          19       International Fixed Income   28
           Mid Cap Value           19       Limited Duration             29   Other Information:           52
                                                                              -----------------
           Small Cap Value         20       Mortgage-Backed Securities   30   Table of Contents:   Back Cover
                                                                              -----------------
           Value                   20       Municipal                    31
                                            PA Municipal                 32
                                            Special Purpose Fixed Income 33



This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 30, 1996 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.





          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
               THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
                SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
                          ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY


INVESTMENT CLASS SHARES


The following tables illustrate the various expenses and fees that a shareholder for that portfolio will incur either directly or indirectly. The expenses and fees set forth below are based on each portfolio's operations during the fiscal year ended September 30, 1995, except portfolios whose Total Operating Expenses have been capped. An estimate has been provided for portfolios with less than 10 months of operations.


       Shareholder Transaction Expenses:
       Sales Load Imposed on Purchases                              None
       Sales Load Imposed on Reinvested Dividends                   None
       Redemption Fees                                              None
       Exchange Fees                                                None

       Annual Fund Operating Expenses:
       (as a percentage of average net assets after fee waivers)

                                           Shareholder Service Fee     ____%



                                           Investment                   Total
                                            Advisory       Other      Operating
Portfolio                                     Fees        Expenses     Expenses

Emerging Markets                              0.750%*
Equity                                        0.500




























Growth
International Equity
Mid Cap Growth
Mid Cap Value                                                               *
Small Cap Value
Value
Cash Reserves                                                               *
Domestic Fixed Income                                                       *
Fixed Income
Fixed Income II
Global Fixed Income                                                         *
High Yield                                                                  *
Intermediate Duration                                                       *
International Fixed Income                                                  *
Limited Duration                                                            *
Mortgage-Backed Securities                                                  *
Municipal                                                                   *
PA Municipal                                                                *
Special Purpose Fixed Income
Balanced
Multi-Asset-Class                                                           *
Select Equity                                                               *

*After fee waivers and reimbursements.

*Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively. Absent fee waivers and reimbursements by the Adviser, Total Operating Expenses would be _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, _____%, and _____% for
the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Intermediate Duration, International Fixed Income, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios, respectively.

EXAMPLE

The purpose of this table is to assist in understanding the various expenses that a shareholder in a portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. For portfolios with less than 10 months of operations, only the 1 and 3 year examples are shown.



Portfolio                    1 year         3 year         5 year        10 year


Emerging Markets             $              $             $              $
Equity
Growth
International Equity
Mid Cap Growth
Mid Cap Value
Small Cap Value
Value
Cash Reserves
Domestic Fixed Income
Fixed Income
Fixed Income II
Global Fixed Income
High Yield
Intermediate Duration
International Fixed Income

Limited Duration
Mortgage-Backed Securities
Municipal
PA Municipal
Special Purpose Fixed Income
Balanced
Multi-Asset-Class
Select Equity




                           HOW TO USE THIS PROSPECTUS


A PROSPECTUS SUMMARY begins on page __;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page
__;

GENERAL INFORMATION including INVESTMENT LIMITATIONS pertinent to all portfolios begins on page __;

SUMMARY PAGES for each portfolio's Objective, Policies and Strategies begin on page __;


The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page __;

OTHER INFORMATION including SHAREHOLDER SERVICES begins on page __.

PROSPECTUS SUMMARY

EQUITY PORTFOLIOS

Emerging Markets - seeks to achieve long-term capital growth by investing primarily in Common Stocks of Emerging Market Issuers.

Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks of companies which are deemed by the Adviser to have earnings growth potential greater than the economy in general and greater than the expected rate of inflation.

Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of larger size companies that are deemed by the Adviser to offer long-term growth potential.

International Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Foreign Equities.

Mid Cap Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of smaller companies that are deemed by the Adviser to offer long-term growth potential.

Mid Cap Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in Common Stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.

Small Cap Value - (not currently offered to new investors) seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks with equity capitalizations in the range of companies represented in the Russell 2000 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit lower price/earnings and price/book value ratios than the Russell 2000.

Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/earnings ratios and price/book ratios.

FIXED-INCOME PORTFOLIOS

Cash Reserves - seeks to realize maximum current income, consistent with preservation of capital and liquidity, by investing in a diversified portfolio of money-market instruments, Cash Equivalents and other short-term securities having expected maturities of thirteen months or less. The portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

Domestic Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Governments, Corporates rated "A" or higher, Mortgage Securities, other Fixed-Income Securities rated "A" or higher of domestic issuers and Derivatives. The portfolio's average weighted maturity will ordinarily be greater than five years.

Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Fixed Income II - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, investment grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities (rated A or higher) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Global Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Fixed-Income Securities, Foreign Bonds and Derivatives representing securities of United States and foreign issuers. The portfolio's average weighted maturity will ordinarily exceed five years.


High Yield - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of High Yield Securities, Corporates and other Fixed-Income Securities (including bonds rated below investment grade) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Intermediate Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments and investment-grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio will maintain an average duration of between two and five years.


International Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Foreign Bonds and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Limited Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Mortgage Securities, investment-grade Corporates and other Fixed-Income Securities. The portfolio will maintain an average duration of between one and three years.

Mortgage-Backed Securities - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Mortgage Securities and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed seven years.

Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with conservation of capital and the realization of current income which is exempt from federal income tax, by investing primarily in a diversified portfolio of Municipals and other Fixed-Income Securities and Derivatives, including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

PA Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax and Pennsylvania personal income tax by investing in a diversified portfolio of PA Municipals and other Fixed-Income Securities and Derivatives including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

Special Purpose Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio is structured to complement an investment in one or more of the Fund's Equity Portfolios for investors seeking a balanced investment. The portfolio's average weighted maturity will ordinarily exceed five years.

BALANCED INVESTING


Balanced Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of Equity Securities, Fixed-Income Securities and Derivatives. When the Adviser judges the relative outlook for the equity and fixed-income markets to be neutral, the portfolio will be invested 60% in equity securities and 40% in fixed-income securities. The asset mix is actively managed by the Adviser, with equity securities ordinarily representing between 45% and 75% of the total investment. The average weighted maturity of the fixed-income portion of the portfolio will ordinarily be greater than five years.

Multi-Asset-Class Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Equity Securities, Fixed-Income Securities and High Yield Securities of United States and foreign issuers and Derivatives. The asset mix is actively managed by the Adviser.

Balanced Investing and the Balanced Investment Program - MAS offers a balanced investing option allowing clients to combine investments in two or more portfolios of the Fund. Clients can authorize MAS to manage the mix of assets among the portfolios according to their individual objectives and specifications. If client objectives are consistent with active management of investments in the Equity and Special Purpose Fixed Income Portfolios around a 60/40 asset mix, the account will be managed in the same manner as the Adviser's fully-discretionary, Balanced Investment Program. When client objectives require use of different portfolios, a different neutral asset mix or specific limitations, a balanced program is managed according to those specifications.


SELECT EQUITY PORTFOLIO (Not currently offered to new investors)

The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having direct investment or employees in South Africa. The Portfolio is not currently accepting new investors.


RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to each Portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in bold type:


_ Each portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

_ Each portfolio may participate in a Securities Lending program which entails a risk of loss should a borrower fail financially;

_ Fixed-Income Securities will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by a portfolio. The value of fixed-income securities can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa;

_ Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Portfolio's net asset value.

_ Securities purchased on a When-Issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

_ Each portfolio (except the Cash Reserves Portfolio) may invest a portion of its assets in Derivatives including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so;

_ Investments in floating rate securities (Floaters) and inverse floating rate securities (Inverse Floaters) and mortgage-backed securities (Mortgage Securities), including principal-only and interest-only Stripped Mortgage-Backed Securities (SMBS), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets);

_ From time to time Congress has considered proposals to restrict or eliminate the tax-exempt status of Municipals. If such proposals were enacted in the future, the Municipal Portfolio and the PA Municipal Portfolio would reconsider their investment objectives and policies;

_ Investments in securities rated below investment grade, generally referred to as High Yield, high risk or junk bonds, carry a high degree of credit risk and are considered speculative by the major rating agencies;

_ Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. See Foreign Investing. The portfolios investing in foreign securities may also engage in foreign currency exchange transactions. See Forwards, Futures & Options, and Swaps; and,

_ The Emerging Markets, Global Fixed Income, and International Fixed Income Portfolios are Non-Diversified for purposes of the Investment Company Act of 1940, as amended, meaning that they may invest a greater percentage of assets in the securities of one issuer than other portfolios.


HOW TO INVEST: Investment Class Shares of each portfolio are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund. The minimum initial investment for Investment Class Shares is $1,000,000 and the minimum for subsequent investments is $1,000. Purchases may also be made through Shareholder Organizations who have a contractual agreement with the Fund's distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. The Fund also offers Institutional and Adviser Class Shares which differ from the Investment Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.


HOW TO REDEEM: Shares of each portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price, except ordinarily in the case of the Cash Reserves Portfolio which seeks to maintain, but does not guarantee, a constant net asset value per share of $1.00. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser" or "MAS") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of the Morgan Stanley Group, Inc., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of the date of this Prospectus had in excess of $35 billion in assets under management.


Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services t employee benefit plans, endowments, voted to approve a new agreement, effective as of the transaction date. See Investment Adviser.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

ADMINISTRATIVE SERVICES: The Adviser provides the Fund directly, or through third parties, with fund administration services. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., serves as Transfer Agent to the Fund. See Administrative Services.

             Financial Highlights - Fiscal Years Ended September 30

                       Selected per share data and ratios
                 for a share of the Institutional Class of each
                  Portfolio outstanding throughout each period

The following information should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders and incorporated by reference in the Statement of Additional Information. The Fund's financial statements for the year ended September 30, 1995 have been examined by Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information.

Institutional Class share financial information is provided to investors for informational purposes only and should be referred to as an historical guide to a Portfolio's operations and expenses. Past performance does not indicate future results. Financial information for Investment Class Shares will be provided to investors upon completion of the fiscal year end.

(Adjusted to reflect a 2.5 for 1 share split as of August 13, 1993 except for the Emerging Markets, Mid Cap Value, Cash Reserves, Global Fixed Income, Intermediate Duration, International Fixed Income and Multi-Asset-Class Portfolios)

Emerging Markets Portfolio (Commencement of Operations 2/28/95)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.10         $1.53           $1.63            --                --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $11.63      16.30%     $ 42,459        1.18%*++        2.04%*         63%

Equity Portfolio (Commencement of Operations 11/14/84)


                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $21.05      $0.52         $4.55           $5.07        ($0.52)           ($1.17)                --          ($1.69)
1994       22.82       0.44          0.41            0.85         (0.41)            (2.21)                --           (2.62)
1993       22.04       0.41          1.95            2.36         (0.43)            (1.15)                --           (1.58)
1992       20.78       0.43          1.86            2.29         (0.42)            (0.61)                --           (1.03)
1991       15.86       0.44          5.64            6.08         (0.44)            (0.72)                --           (1.16)
1990       18.65       0.48         (2.57)          (2.09)        (0.54)            (0.16)                --           (0.70)
1989       14.48       0.51          4.15            4.66         (0.46)            (0.03)                --           (0.49)
1988       17.14       0.40         (1.93)          (1.53)        (0.32)            (0.81)                --           (1.13)
1987       14.09       0.43          3.67            4.10         (0.41)            (0.64)                --           (1.05)
1986       10.83       0.45          3.49            3.94         (0.49)            (0.19)                --           (0.68)


         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $24.43      26.15%    $1,597,632         0.61%           2.39%*       67%
1994       21.05       4.11      1,193,017         0.60            2.10         41
1993       22.82      11.05      1,098,003         0.59            1.86         51
1992       22.04      11.55        918,989         0.59            2.03         21
1991       20.78      40.18        675,487         0.60            2.36         33
1990       15.86     (11.67)       473,261         0.59            2.66         44
1989       18.65      32.95        602,261         0.59            3.29         29
1988       14.48      (8.41)       385,864         0.62            2.99         51
1987       17.14      30.89        322,803         0.66            2.88         66
1986       14.09      37.60        108,367         0.68            3.17         52


International Equity Portfolio (Commencement of Operations 11/25/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $14.52      $0.19        ($0.75)         ($0.56)             --            ($1.35)          ($0.10)+        ($1.45)
1994       13.18       0.12          1.63            1.75           (0.16)            (0.25)              --           (0.41)
1993       11.03       0.21          2.14            2.35           (0.20)               --               --           (0.20)
1992       11.56       0.36         (0.33)           0.03           (0.56)               --               --           (0.56)
1991        9.83       0.22          1.83            2.05           (0.23)            (0.09)              --           (0.32)
1990       11.86       0.26         (1.90)          (1.64)          (0.31)            (0.08)              --           (0.39)
1989       10.00       0.26          1.75            2.01           (0.15)              --                --           (0.15)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.51     (3.36%)    $1,160,986        0.70%           1.90%        112%
1994       14.52     13.33       1,132,867        0.64            0.89          69
1993       13.18     21.64         891,675        0.66            1.23          43
1992       11.03      0.37         512,127        0.70            1.41          42
1991       11.56     21.22         274,295        0.67            2.08          51
1990        9.83    (14.38)        126,035        0.65            2.40          45
1989       11.86     20.36          87,083        0.63*           3.05*          4


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of net realized gains.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Emerging Markets Portfolio from exceeding 1.18%. Voluntarily waived fees and reimbursed expenses totalled 0.29%* for the period ended September 30, 1995.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Emerging Markets Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Equity and International Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.66%, respectively.

Mid Cap Growth Portfolio (Commencement of Operations 3/30/90)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $16.29       $0.03         $4.21           $4.24        ($0.03)            ($1.90)              --            ($1.93)
1994       18.56        0.02         (0.58)          (0.56)        (0.01)             (1.70)              --             (1.71)
1993       14.51        0.01          4.80            4.81            --              (0.76)              --             (0.76)
1992       14.92        0.01          0.44            0.45         (0.03)             (0.83)              --             (0.86)
1991        9.00        0.04          5.91            5.95         (0.03)                --               --             (0.03)
1990       10.00        0.02         (1.01)          (0.99)        (0.01)                --               --             (0.01)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $18.60      30.56%      $373,547         0.61%           0.21          129%
1994      16.29      (3.28)       302,995         0.60            0.12           55
1993      18.56      33.92        309,459         0.59            0.07           69
1992      14.51       2.87        192,817         0.60            0.05           39
1991      14.92      66.26        171,163         0.60            0.29           46
1990       9.00      (9.98)        76,398         0.64*           0.34*          23


Mid Cap Value Portfolio (Commencement of Operations 12/30/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995     $10.00       $0.55o         $2.90           $3.45           --                 --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $13.45      34.50%      $  4,507        0.93%*++         10.13%*o     639%o

Small Cap Value Portfolio (Commencement of Operations 7/01/86)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.67      $0.19          $2.49           $2.68         ($0.14)          ($1.93)               --            ($2.07)
1994       17.55       0.16           1.14            1.30          (0.24)           (0.94)               --             (1.18)
1993       12.84       0.18           4.64            4.82          (0.11)              --                --             (0.11)
1992       11.45       0.10           1.48            1.58          (0.19)              --                --             (0.19)
1991        7.20       0.23           4.21            4.44          (0.19)              --                --             (0.19)
1990       10.42       0.28          (3.05)          (2.77)         (0.45)              --                --             (0.45)
1989        8.54       0.34           1.74            2.08          (0.20)              --                --             (0.20)
1988       10.24       0.18          (1.42)          (1.24)         (0.14)           (0.32)               --             (0.46)
1987        9.35       0.13           0.84            0.97          (0.08)              --                --             (0.08)
1986       10.00       0.08          (0.73)          (0.65)            --               --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------



1995     $18.28      18.39%      $430,368         0.87%           1.20%         119%
1994      17.67       8.04        308,156         0.88            0.91          162
1993      17.55      37.72        175,029         0.88            1.33           93
1992      12.84      14.12        105,886         0.86            1.06           50
1991      11.45      63.07         52,182         0.88            1.70           53
1990       7.20     (27.63)       100,848         0.85            1.77           59
1989      10.42      24.85        189,223         0.85            3.48           36
1988       8.54     (11.50)       202,500         0.86            2.32           41
1987      10.24      10.53        201,621         0.92            1.67           38
1986       9.35      (6.52)        87,755         0.902           2.274*          0


Value Portfolio (Commencement of Operations 11/05/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.63       $0.31         $3.34           $3.65         ($0.31)           ($1.08)              --           ($1.39)
1994       12.76        0.30          0.59            0.89          (0.29)            (0.73)              --            (1.02)
1993       12.67        0.30          1.92            2.22          (0.31)            (1.82)              --            (2.13)
1992       12.92        0.35          1.05            1.40          (0.38)            (1.27)              --            (1.65)
1991       10.29        0.44          3.79            4.23          (0.44)            (1.16)              --            (1.60)
1990       14.56        0.52         (3.14)          (2.62)         (0.62)            (1.03)              --            (1.65)
1989       12.42        0.54          2.73            3.27          (0.47)            (0.66)              --            (1.13)
1988       15.81        0.48         (1.68)          (1.20)         (0.46)            (1.73)              --            (2.19)
1987       14.26        0.55          2.47            3.02          (0.53)            (0.94)              --            (1.47)
1986       10.78        0.57          3.89            4.46          (0.58)            (0.40)              --            (0.98)


*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary in order to keep the total annual operating expenses for the Mid Cap Value Portfolio from exceeding 0.88%. Voluntarily waived and reimbursed expenses totalled 2.13%* for the period ended September 30, 1995.
# Formerly Emerging Growth Portfolio (through May 17, 1995) and Small Capitalization Value Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average
   Net Assets for the Mid Cap Growth and Mid Cap Value Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.88%*, respectively. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Small Cap Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
o Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $14.89      32.58%     $1,271,586        0.60%           2.43%          56%
1994      12.63       7.45         981,337        0.61            2.40           54
1993      12.76      19.67         762,175        0.59            2.48           43
1992      12.67      12.83         448,329        0.60            2.87           55
1991      12.92      45.54         458,117        0.60            3.67           64
1990      10.29     (19.88)        369,044        0.59            3.87           51
1989      14.56      28.49         726,776        0.59            4.05           35
1988      12.42      (5.40)        619,287        0.59            3.96           47
1987      15.81      22.99         700,538        0.62            3.68           28
1986      14.26      43.65         636,805        0.66            4.26           33


Cash Reserves Portfolio (Commencement of Operations 8/29/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $1.000       $.055           --            $.055        ($.055)               --               --             ($.055)
1994       1.000        .034           --             .034         (.034)               --               --              (.034)
1993       1.000        .028           --             .028         (.028)               --               --              (.028)
1992       1.000        .038           --             .038         (.038)               --               --              (.038)
1991       1.000        .064           --             .064         (.064)               --               --              (.064)
1990       1.000        .007           --             .007         (.007)               --               --              (.007)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $1.000      5.57%       $44,624         0.33%++          5.45%         N/A
1994      1.000      3.40         37,933         0.32++           3.70          N/A
1993      1.000      2.81         10,717         0.32++           2.78          N/A
1992      1.000      3.89         12,935         0.32++           3.95          N/A
1991      1.000      6.63         24,163         0.32++           6.57          N/A
1990      1.000      0.74         23,285         0.48*            8.31*         N/A


Domestic Fixed Income Portfolio (Commencement of Operations 9/30/87)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.87       $0.52         $0.87           $1.39         ($0.23)               --                --           ($0.23)
1994       11.99        0.94         (1.23)          (0.29)         (0.95)           ($0.73)           ($0.15)+          (1.83)
1993       11.80        0.84          0.66            1.50          (0.78)            (0.53)               --            (1.31)
1992       11.34        0.87          0.76            1.63          (1.00)            (0.17)               --            (1.17)
1991       10.26        0.92          1.10            2.02          (0.94)               --                --            (0.94)
1990       10.90        0.87         (0.45)           0.42          (0.96)            (0.10)               --            (1.06)
1989       10.78        0.86          0.08            0.94          (0.78)            (0.04)               --            (0.82)
1988        9.99        0.73          0.52            1.25          (0.45)            (0.01)               --            (0.46)
1987       10.00          --         (0.01)          (0.01)            --                --                --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.03     14.33%       $36,147         0.51%++         6.80%         313%
1994        9.87     (2.87)        36,521         0.50++          7.65           78
1993       11.99     14.08         90,350         0.50            7.15           96
1992       11.80     15.41         98,130         0.47            7.67          136
1991       11.34     20.99         83,200         0.48            8.18          131
1990       10.26      3.90         77,622         0.48            8.35          181
1989       10.90      9.14         68,855         0.49            8.24          219
1988       10.78     12.63         53,236         0.50            8.62          224
1987        9.99     (0.10)        14,981         N/A             N/A           N/A

*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Cash Reserves and Domestic Fixed Income Portfolios from exceeding 0.32% and 0.50% respectively for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.05%, 0.08%, 0.24%, 0.14% and 0.11% for the years 1991, 1992, 1993, 1994 and 1995, respectively, for the Cash Reserves Portfolio. For 1994 and 1995, such fees and expenses were 0.03% and 0.09%, respectively, for the Domestic Fixed Income Portfolio.
#  Formerly Select Fixed Income Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Cash Reserves and Domestic Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.32% and 0.50%, respectively.

Fixed Income Portfolio (Commencement of Operations 11/14/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.93       $0.80         $0.69           $1.49        ($0.60)               --                 --          ($0.60)
1994       12.86        0.77         (1.28)          (0.51)        (0.82)            ($0.47)           ($0.13)+         (1.42)
1993       12.67        0.88          0.75            1.63         (0.83)             (0.61)               --           (1.44)
1992       12.20        0.90          0.74            1.64         (1.02)             (0.15)               --           (1.17)
1991       10.94        0.94          1.25            2.19         (0.93)                --                --           (0.93)
1990       11.64        0.92         (0.49)           0.43         (1.03)             (0.10)               --           (1.13)
1989       11.40        0.90          0.11            1.01         (0.76)             (0.01)               --           (0.77)
1988       10.86        0.97          0.43            1.40         (0.86)                --                --           (0.86)
1987       11.95        0.93         (0.61)           0.32         (0.91)             (0.50)               --           (1.41)
1986       10.92        0.99          1.20            2.19         (1.02)             (0.14)               --           (1.16)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.82      14.19%    $1,487,409        0.49%           7.28%         140%
1994       10.93      (4.43)     1,194,957        0.49            6.79          100
1993       12.86      14.26        909,738        0.47            7.06          144
1992       12.67      14.35        859,712        0.47            7.50          137
1991       12.20      21.12        831,547        0.47            8.25          143
1990       10.94       3.79        666,736        0.46            8.43          209
1989       11.64       9.25        559,995        0.47            8.36          100
1988       11.40      13.43        405,385        0.49            8.91          168
1987       10.86       2.55        290,824        0.52            8.54          202
1986       11.95      21.27         95,898        0.55            8.39          169

Fixed Income Portfolio II (Commencement of Operations 8/31/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.42       $0.71         $0.71           $1.42         ($0.51)                --               --           ($0.51)
1994       11.97        0.63         (1.16)          (0.53)         (0.67)            ($0.21)          ($0.14)+          (1.02)
1993       11.67        0.69          0.77            1.46          (0.61)             (0.55)              --            (1.16)
1992       11.34        0.77          0.61            1.38          (0.81)             (0.24)              --            (1.05)
1991       10.09        0.81          1.10            1.91          (0.66)                --               --            (0.66)
1990       10.00        0.04          0.05            0.09            --                  --               --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.33     14.13%      $176,945         0.51%           6.75%         153%
1994       10.42     (4.76)       129,902         0.51            6.07          137
1993       11.97     13.53         94,836         0.51            6.17          101
1992       11.67     13.02         78,302         0.49            7.05          182
1991       11.34     19.59         42,881         0.49            7.76          190
1990       10.09      0.88         20,729         0.52*           8.00*           7

Global Fixed Income Portfolio (Commencement of Operations 4/30/93)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.20       $0.71         $0.81           $1.52         ($0.67)              --               --            ($0.67)
1994       10.67        0.58         (0.61)          (0.03)         (0.41)           (0.03)              --             (0.44)
1993       10.00        0.13          0.61            0.74          (0.07)              --               --             (0.07)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.05     15.54%       $55,147         0.58%           6.34%          118%
1994       10.20     (0.29)        43,066         0.57            5.48           117
1993       10.67      7.43         53,164         0.58*++         5.08*           30


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Global Fixed Income Portfolio from exceeding 0.58%. Voluntarily waived fees and reimbursed expenses totalled 0.18%* for the Global Fixed Income Portfolio in 1993.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Fixed Income, Fixed Income II and Global Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%, 0.49% and 0.56%, respectively.

High Yield Portfolio (Commencement of Operations 2/28/89)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995       $8.97       $0.90          $0.19          $1.09        ($0.85)           ($0.08)            ($0.05)+         ($0.98)
1994        9.49        0.75          (0.42)          0.33         (0.69)            (0.16)                --            (0.85)
1993        8.58        0.73           0.90           1.63         (0.72)               --                 --            (0.72)
1992        7.80        0.74           0.89           1.63         (0.85)               --                 --            (0.85)
1991        7.07        1.42           0.82           2.24         (1.51)               --                 --            (1.51)
1990        9.98        1.36          (2.82)         (1.46)        (1.42)            (0.03)                --            (1.45)
1989       10.00        0.55          (0.44)          0.11         (0.13)               --                 --            (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $9.08      13.58%      $220,785          0.50%          10.68%        96%
1994       8.97       3.57        182,969          0.50            9.01        112
1993       9.49      20.12         50,396          0.53++          8.94         99
1992       8.58      22.49         20,491          0.53++          9.74        148
1991       7.80      36.70          6,453          0.76           19.45        106
1990       7.07     (16.26)         4,820          0.82           16.93         65
1989       9.98       0.91          3,479          0.73*          11.66*        17


Intermediate Duration Portfolio (Commencement of Operations 10/3/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.69         $0.42           $1.11         ($0.43)              --               --             ($0.43)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.68     11.39%      $ 19,237        0.52%*++         6.56%*        168%

International Fixed Income Portfolio (Commencement of Operations 4/29/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.05       $0.67        $0.92            $1.59         ($0.63)              --                --           ($0.63)
1994       10.00        0.21        (0.11)            0.10          (0.05)              --                --            (0.05)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.01     16.36%      $127,882        0.54%            6.35%*        140%
1994       10.05      1.01         66,879        0.60*++          5.83*          31

Limited Duration Portfolio (Commencement of Operations 3/31/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.19       $0.56        $0.22           $0.78         ($0.55)               --              ($0.01)+       ($0.56)
1994       10.72        0.56        (0.52)           0.04          (0.51)            (0.04)             ($0.02)+        (0.57)
1993       10.58        0.32         0.22            0.54          (0.32)            (0.08)                 --          (0.40)
1992       10.00        0.19         0.49            0.68          (0.10)               --                  --          (0.10)


         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.41      7.95%     $100,186         0.43%++          5.96%         119%
1994       10.19      0.40        62,775         0.41             4.16          192
1993       10.72      5.33       128,991         0.42++           3.92          217
1992       10.58      6.90        13,065         0.49*            4.99*         159


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the High Yield, Intermediate Duration, International Fixed Income and Limited Duration Portfolios from exceeding 0.525%, 0.52%, 0.60%, and 0.42%, respectively. Voluntarily waived fees and reimbursed expenses totalled 0.22% and 0.09% in 1992 and 1993 for the High Yield Portfolio; 0.08%* for the period ended September 30, 1995 for the Intermediate Duration Portfolio; 0.11%* in 1994 for the International Fixed Income Portfolio; and 0.03% and 0.02% for the years ended September 30, 1993 and 1995, respectively.
# Formerly High Yield Securities Portfolio and Intermediate Duration Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Intermediate Duration and International Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the High Yield and Limited Duration Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.49% and 0.42%, respectively.

Mortgage-Backed Securities Portfolio (Commencement of Operations 1/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.95       $0.72         $0.47            $1.19        ($0.65)              --                --            ($0.65)
1994       10.95        0.52         (0.83)           (0.31)        (0.45)          ($0.21)           ($0.03)+           (0.69)
1993       10.44        0.63          0.48             1.11         (0.60)              --                --             (0.60)
1992       10.00        0.29          0.28             0.57         (0.13)              --                --             (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.49     12.52%       $ 49,766       0.50%++          6.35%         107%
1994        9.95     (2.95)        119,518       0.50++           5.30          220
1993       10.95     11.03          50,249       0.50++           6.92           93
1992       10.44      5.75          13,601       0.50*++          8.11*         133


Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.04       $0.59         $0.71           $1.30         ($0.59)              --                --           ($0.59)
1994       11.15        0.51         (1.01)          (0.50)         (0.54)              --            ($0.07)+          (0.61)
1993       10.00        0.37          1.04            1.41          (0.26)              --                --            (0.26)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.75      13.37%      $36,040         0.50%++         5.64%         58%
1994       10.04      (4.64)       38,549         0.50++          4.98          34
1993       11.15      14.20        26,914         0.50*++         4.65*         66


PA Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.13       $0.58         $0.77           $1.35         ($0.57)               --              --             ($0.57)
1994       11.26        0.56         (1.00)          (0.44)         (0.64)           ($0.05)             --              (0.69)
1993       10.00        0.39          1.17            1.56          (0.30)               --              --              (0.30)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.91     13.74%      $15,734         0.50%++          5.56%         57%
1994       10.13     (4.08)       23,515         0.50++           5.39          69
1993       11.26     15.81        15,633         0.50*++          4.74*         94

Special Purpose Fixed Income Portfolio (Commencement of Operations 3/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995o     $11.52       $0.91         $0.75            $1.66        ($0.65)              --                 --           ($0.65)
1994       13.40        0.80         (1.28)           (0.48)        (0.78)          ($0.53)            ($0.09)+          (1.40)
1993       12.72        0.88          0.92             1.80         (0.82)           (0.30)                --            (1.12)
1992       11.80        0.39          0.72             1.11         (0.19)              --                 --            (0.19)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.53     14.97%      $390,258         0.49%           7.33%         143%
1994       11.52     (4.00)       384,731         0.50            6.66          100
1993       13.40     15.19        300,185         0.48            6.84          124
1992       12.72      9.47        274,195         0.53*           6.94*         138


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Mortgage-Backed Securities, Municipal and PA Municipal Portfolios from exceeding 0.50% and 0.50%, 0.50%, respectively, for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.30%*, 0.06%, 0.01% and 0.01% for the period ended September 30, 1992, and the years ended 1993, 1994 and 1995, respectively, for the Mortgage-Backed Securities Portfolio; 0.20%*, 0.06% and 0.09% in 1993, 1994 and 1995 for the Municipal Portfolio; and 0.25%*, 0.09% and 0.19%* for 1993, 1994 and 1995, respectively, for the PA Municipal Portfolio.
+  Represents distributions in excess of net investment income.
# Formerly Municipal Fixed Income Portfolio and Pennsylvania Municipal Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Mortgage-Backed Securities and the Municipal Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. The PA Municipal Portfolio had no such expense offsets. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Special Purpose Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%.

Balanced Portfolio (Commencement of Operations 12/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.28       $0.54         $1.78           $2.32         ($0.47)           ($0.07)             --             ($0.54)
1994       11.84        0.47         (0.45)           0.02          (0.43)            (0.15)             --              (0.58)
1993       11.06        0.25          0.66            0.91          (0.13)               --              --              (0.13)



         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $13.06     21.37%      $334,630         0.58%           4.55%          95%
1994       11.28      0.19        309,596         0.58            4.06           75
1993       11.84      8.31        291,762         0.58*           3.99*          62


Multi-Asset-Class Portfolio (Commencement of Operations 7/29/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.97       $0.44        $1.33            $1.77         ($0.40)              --                --            ($0.40)
1994       10.00        0.07        (0.10)           (0.03)         --                  --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.34     18.28%      $96,839         0.58%++          4.56%         112%
1994        9.97     (0.30)       51,877         0.58*++          4.39*          20

Select Equity Portfolio (Commencement of Operations 2/26/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.29       $0.27         $2.07           $2.34         ($0.30)           ($7.53)              --           ($7.83)
1994       18.41        0.71          0.06            0.77          (0.70)            (1.19)              --            (1.89)
1993       17.65        0.31          1.49            1.80          (0.32)            (0.72)              --            (1.04)
1992       16.09        0.32          1.76            2.08          (0.31)            (0.21)              --            (0.52)
1991       11.86        0.34          4.26            4.60          (0.33)            (0.04)              --            (0.37)
1990       13.69        0.30         (1.63)          (1.33)         (0.34)            (0.16)              --            (0.50)
1989       10.90        0.38          2.82            3.20          (0.34)            (0.07)              --            (0.41)
1988       10.00        0.19          0.82            1.01          (0.11)               --               --            (0.11)



         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.80     26.22%       $29,581        0.62%++          2.48%          73%
1994       17.29      4.50         29,155        0.62++           1.75           27
1993       18.41     10.46        295,050        0.60             1.78           33
1992       17.65     13.26        205,264        0.60             1.89           19
1991       16.09     39.48        118,557        0.60             2.41           29
1990       11.86    (10.07)        71,481        0.61             2.75           39
1989       13.69     30.20         34,415        0.64             3.29           35
1988       10.90     10.13         20,541        0.70*            3.13*          16

*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Multi-Asset-Class and the Select Equity Portfolios from exceeding 0.58% and 0.61%, respectively. Voluntarily waived fees for 1994 and 1995 were 0.26% and 0.14%, respectively, for the Multi-Asset-Class Portfolio; for the Select Equity Portfolio, such fees were less than 0.01% and 0.13%* for 1994 and 1995, respectively.
#  Formerly known as Global Balanced Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Multi-Asset-Class Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Balanced and Select Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.57% and 0.61%, respectively.

YIELD AND TOTAL RETURN:

From time to time each portfolio of the Fund advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of a portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations). When considering average total return figures for periods longer than one year, it is important to note that a portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.

In addition to average annual total return, a portfolio may also quote an aggregate total return for various periods representing the cumulative change in value of an investment in a portfolio for a specific period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types).


The yield of a portfolio (other than the Cash Reserves Portfolio) is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period stated in the advertisement by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the portfolio's reports to shareholders. A portfolio may also advertise or quote a yield which is gross of expenses.


The Municipal and PA Municipal Portfolios may also advertise or quote tax-equivalent yields and after-tax total returns. A tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the portfolio's tax-free yield. This is done by increasing the portfolio's yield (computed as above) by the amount necessary to reflect the payment of Federal income tax (and Pennsylvania income tax, in the case of the PA Municipal Portfolio) at a tax rate stated in the advertisement or quote. An after-tax return reflects the average annual of cumulative change in value over the measuring period after the deduction of taxes at rates stated in the advertisement or quote.

From time to time the Cash Reserves Portfolio may advertise or quote its yield and effective yield. The yield of the Cash Reserves Portfolio refers to the income generated by an investment in the portfolio over a stated seven day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the income earned over the seven day period by an investment in the portfolio is assumed to be reinvested when the return is annualized. The "effective yield" will be higher than the yield because of the compounding effect of this assumed reinvestment.

The performance of a portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.


The performance of Institutional Class Shares, Investment Class Shares and Adviser Class Shares will differ because of any class specific expenses paid by each class and the shareholder servicing fees charged to the Investment Class Shares and distribution fees charged to Adviser Class Shares.

The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION:

The following information relates to each portfolio of the Fund and should be read in conjunction with the specific information about each portfolio.

Objectives: Each portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by a portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. Fixed-Income Portfolios will seek to produce total return by actively trading portfolio securities. The objective of each portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of each portfolio.

  The achievement of any portfolio's objective cannot be assured.

Suitability: The Fund's portfolios are designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and are not meant to provide a vehicle for playing short-term swings in the market. The Fund's portfolios are designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for all portfolios except the Municipal and PA Municipal Portfolios will not be influenced by the different tax treatment of long-term capital gains, short-term capital gains, and dividend income under the Internal Revenue Code. Investments in the Municipal and PA Municipal Portfolios are suitable for taxable investors who would benefit from the portfolios' tax-exempt income.

Securities Lending/Restrictions: Each portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issues or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, a portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be commited to loans at that time.

Illiquid Securities/Restricted Securities: Each of the portfolios may invest up to 15% of its net assets (except the Cash Reserves Portfolio, which may invest up to 10% of its net assets) in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

Turnover: The Adviser manages the portfolios generally without regard to restrictions on portfolio Turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the portfolios will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.


The larger than expected turnover rate for the Mid Cap Value Portfolio was due to the small size of the portfolio and the fact that it commenced operations during the fiscal year. In addition, the portfolio entered into various transactions which increased the turnover rate in order to qualify under certain tax rules. With respect to the Fixed Income Portfolios and the fixed-income portion of the Balanced Portfolio, the annual turnover rate may exceed 100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities.

Portfolio turnover rates for certain portfolios are as follows: International Equity -- 112%, Mid Cap Growth -- 129%, Mid Cap Value -- 639%, Domestic Fixed Income -- 313%, Fixed Income -- 140%, Fixed Income II -- 153%, Global Fixed Income -- 118%, Intermediate Duration -- 168%, International Fixed Income -- 140%, Limited Duration -- 119%, Mortgage-Backed Securities -- 107%, Special Purpose Fixed Income -- 143% and Multi-Asset-Class -- 112%.

High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a portfolio. Trading in Fixed-Income Securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Cash Equivalents/Temporary Defensive Investing: Although each portfolio intends to remain substantially fully invested, a small percentage of a portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of each portfolio. In addition, any portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in cash equivalents or the Fixed-Income Securities listed for that portfolio without limit. In addition, the Adviser may, for temporary defensive purposes, increase or decrease the average weighted maturity or duration of any Fixed-Income portfolio without regard to that portfolio's usual average weighted maturity.


Concentration: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in a portfolio's specific investment policies, a portfolio will not concentrate investments in any one industry.

Select Equity Portfolio: The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it will not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having any direct investment or employees in South Africa. The Select Equity Portfolio is not currently accepting new investors. The Investor Responsibility Research Center (IRRC) is an independent, not-for-profit corporation that conducts research and publishes impartial reports on contemporary social and public policy issues and the impact of those issues on major corporations and institutional investors. In May 1986 the IRRC's South Africa Review Section first published a comprehensive directory of U.S. and Canadian companies which do business in South Africa.

Investment Limitations: Each portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, a portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(b) with respect to 75% of its assets, a Portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(c) a portfolio will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;

(d) a portfolio will not acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the portfolio's total assets would be invested in securities of companies within such industry; provided, however, that (1) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ; (2) the Cash Reserves Portfolio may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (3) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (4) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (5) asset-backed securities will be classified according to the underlying assets securing such securities, and (6) the Mortgage-Backed Securities Portfolio will concentrate in mortgage-backed securities.

(e) a portfolio will not make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into Repurchase Agreements, (ii) by lending its portfolio securities and (iii) by lending portfolio assets to other portfolios of the Fund, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;


(f) a portfolio will not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);


(g) a portfolio will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value; and

(h) a portfolio will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the Investment Company Act of 1940, as amended.

Limitations (a), (b), (d), (e) and (f),and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of each portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

Emerging Markets Portfolio - (a non-diversified portfolio)


Objective:             To achieve long-term capital growth by investing primarily in common stocks of emerging markets issuers.
Approach:              The Adviser evaluates both short-term and long-term international economic trends and relative attractiveness of emerging markets and individual emerging market securities.
Policies:              Generally at least 65% invested in Equity Securities of Emerging Markets Issuers
                       Derivatives may be used to pursue portfolio strategy
Allowable Investments: Emerging Markets Issuers  Foreign Equities     ADRs                     Eastern European Issuers
                       Investment Funds          Foreign Currency     Forwards                 Cash Equivalents
                       Repurchase Agreements     Common Stocks        Preferred Stock          Convertibles
                       U.S. Governments          Zero Coupons         Agencies                 Corporates
                       High Yield                Foreign Bonds        Futures & Options        Swaps
                       Investment Companies      When Issued          Rights                   Warrants
                       Brady Bonds               Loan Participations  Structured Investments
                                                                      Structured Notes

Comparative Index:     MSCI Emerging Markets Free Index
Strategies:            Emerging Markets Investing
                       Foreign Investing
                       Non-Diversified Status



Equity Portfolio

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing primarily in dividend-paying common stocks
                       of companies which are deemed by the Adviser to
                       demonstrate long-term earnings growth that is greater
                       than the economy in general and greater than the expected
                       rate of inflation.
Approach:              The Adviser evaluates both short-term and long-term
                       economic trends and their impact on corporate profits and
                       the relative value offered by different sectors and
                       securities within the equity markets. Individual
                       securities are selected based on fundamental business and
                       financial factors (such as earnings growth, financial
                       position, price volatility, and dividend payment records)
                       and the measurement of those factors relative to the
                       current market price of the security.
Policies:              Generally at least 65% invested in Equity Securities

                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally  greater than $1 billion

Allowable Investments: Common Stock        Preferred Stock            Convertibles                ADRs
                       Cash Equivalents    Repurchase Agreements      Foreign Equities            Rights
                       Warrants            Futures & Options          Swaps                       Foreign Currency
                       Forwards            U.S. Governments           Zero Coupons                Agencies
                       Corporates          Foreign Bonds              Investment Companies        When Issued

Comparative Index:     S&P 500 Index
Strategies:            Core Equity Investing


Growth Portfolio

Objective:             To achieve long-term capital growth by investing primarily in common stocks of large size companies which the Adviser believes offer long-term growth potential.
Approach:              The Adviser selects common stocks which meet certain criteria which the Adviser believes are related to the stability and growth of the fundamental characteristics of the company.
Policies:              Generally at least 65% invested in Equity Securities of companies offering long-term growth potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $1 billion

Allowable Investments: Common Stock        Preferred Stock           Convertibles                        ADRs
                       Cash Equivalents    Repurchase Agreements     Foreign Equities                    Rights
                       Warrants            Futures & Options         Swaps                               Foreign Currency
                       Forwards            U.S. Governments          Zero Coupons                        Agencies
                       Corporates          Foreign Bonds             Investment Companies                When Issued


Comparative Index:     S&P 500 Index
Strategy:              Growth Stock Investing




International Equity Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks of companies based outside of the United States.
Approach:              The Adviser evaluates both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.
Policies:              Generally at least 65% invested in Foreign Equities of issuers in at least 3 countries other than the U.S.
                       Derivatives may be used to pursue portfolio strategy

Allowable              Foreign Equities          ADRs                      Emerging Markets Issuers        Eastern European Issuers

Investments:           Investment Funds          Foreign Currency          Forwards                        Cash Equivalents


                       Repurchase Agreements     Common Stock              Preferred  Stock                Convertibles
                       U.S. Governments          Zero Coupons              Agencies                        Corporates
                       Foreign Bonds             Futures & Options         Swaps                           Investment Companies
                       When Issued               Rights                    Warrants                        Brady Bonds
                       Loan Participations       Structured Investments
                                                 Structured Notes

                                       16

Comparative
Index:                 MSCI World Ex-U.S. Index

Strategies:            International Equity Investing
                       Emerging Markets Investing
                       Foreign Investing


Mid Cap Growth Portfolio

Objective:             To achieve long-term capital growth by investing
                       primarily in common stocks of smaller and medium size
                       companies which are deemed by the Adviser to offer
                       long-term growth potential. Due to its emphasis on
                       long-term capital growth, dividend income will be lower
                       than for the Equity and Value Portfolios.
Approach:              MAS screens a universe of about 900 companies to find a
                       relatively small number of high quality companies that it believes have passed the earliest and riskiest stages of growth. MAS selects individual stocks by fundamental business and financial factors relative to the current market price. The fund will purchase shares of companies that MAS believes are capable of sustaining short-term and long-term earnings growth and that are capable of producing positive earnings surprises relative to consensus earnings estimates.

Policies:              Generally at least 65% invested in Equity Securities of
                       mid-cap companies offering long-term growth
                           potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally $300 million to $3 billion

Allowable Investments: Common Stock            Preferred Stock           Convertibles              ADRs
                       Cash Equivalents        Repurchase Agreements     Foreign Equities          Rights
                       Warrants                Futures & Options         Swaps                     Foreign Currency
                       Forwards                U.S. Governments          Zero Coupons              Agencies
                       Corporates              Foreign Bonds             Investment Companies      When Issued

Comparative Index:     S&P MidCap 400 Index

Strategies:            Growth Stock Investing




Mid Cap Value Portfolio

Objective:        To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The Portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.

Approach:         The Adviser selects common stocks which are deemed to be
                  undervalued at the time of purchase, based on proprietary
                  measures of value. The Portfolio will be structured taking into account the economic sector weights of the S&P MidCap 400
                  Index, with sector weights normally being within 5% of the sector weights of the Index.
Policies:         Generally at least 65% invested in Equity Securities of
                  mid-cap companies deemed to be undervalued
                  Up to 5% invested in Foreign Equities (excluding ADRs)
                  Derivatives may be used to pursue portfolio strategy
Capitalization
Range:            Generally matching the S&P MidCap 400 Index (currently $500 million to $3 billion)

Allowable         Common Stock            Preferred Stock           Convertibles              ADRs
Investments:      Cash Equivalents        Repurchase Agreements     Foreign Equities          Rights
                  Warrants                Futures & Options         Swaps                     Foreign Currency
                  Forwards                U.S. Governments          Zero Coupons              Agencies
                  Corporates              Foreign Bonds             Investment Companies      When Issued

Comparative
Index:            S&P MidCap 400 Index

Strategies:       Value Stock Investing


Small Cap Value Portfolio (not currently being offered to new investors)

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations in the range of the companies represented in the Russell 2000 Small Stock Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value.
                       The Portfolio will typically exhibit lower price/earnings and price/book value ratios than the
                       Russell 2000.  Dividend income will typically be lower than for the Equity and Value
                       Portfolios.


Approach:               The Adviser selects common stocks which are deemed to be undervalued at the time of purchase, based on proprietary measures of value. The Portfolio will be structured taking into account the economic sector weights of the Russell 2000 Index, with the portfolio's sector weights normally being within 5% of the sector weights for the Index.

Policies:               Generally at least 65% invested in Equity Securities of small-cap companies deemed to be undervalued
                        Up to 5% invested in Foreign Equities (excluding ADRs)
                        Derivatives may be used to pursue portfolio strategy

Capitalization Range:   Generally matching the Russell 2000 size distribution (currently $50 million to $800 million)

Allowable Investments: Common Stock            Preferred Stock           Convertibles              ADRs
                       Cash Equivalents        Repurchase Agreements     Foreign Equities          Rights
                       Warrants                Futures & Options         Swaps                     Foreign Currency
                       Forwards                U.S. Governments          Zero Coupons              Agencies
                       Corporates              Foreign Bonds             Investment Companies      When Issued


Comparative Index:     Russell 2000 Index

Strategies:            Value Stock Investing

Value Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks with equity capitalizations usually greater than $300 million which are deemed by the Adviser to be relatively undervalued, based on various measures such as price/earnings ratios and price/book ratios.  While capital return will be emphasized somewhat more than income return, the Portfolio's total return will consist of both capital and income returns.  It is expected that income return will be higher than that of the Equity Portfolio because stocks which are deemed to be undervalued in the marketplace have, under most market conditions, provided higher dividend income returns than stocks which are deemed to have long-term earnings growth potential which normally sell at higher price/earnings ratios.
Approach:              The Adviser selects common stocks which are deemed to be undervalued relative to the stock market in general as measured by the Standard & Poor's 500 Index, based on the value measures such as price/earnings ratios and price/book ratios, as well as fundamental research.
Policies:              Generally at least 65% invested in Equity Securities deemed to be undervalued
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $300 million

Allowable Investments: Common Stock            Preferred Stock           Convertibles              ADRs
                       Cash Equivalents        Repurchase Agreements     Foreign Equities          Rights
                       Warrants                Futures & Options         Swaps                     Foreign Currency
                       Forwards                U.S. Governments          Zero Coupons              Agencies
                       Corporates              Foreign Bonds             Investment Companies      When Issued

Comparative Index:     S&P 500 Index
Strategy:              Value Stock Investing

Cash Reserves Portfolio

Objective:              To realize maximum current income, consistent with the preservation of capital and liquidity, by investing in money market instruments and other short-term securities having expected maturities of thirteen months or less. The Portfolio's average weighted maturity will not exceed 90 days. The securities in which the
                        Portfolio will invest may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. The
                        Portfolio is designed to provide maximum principal stability for investors seeking to invest funds for the short term, or, for investors seeking to combine a long-term investment program in other portfolios of the
                        Fund with an investment in money market instruments. The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.

Approach:               The Adviser selects a diversified portfolio of money market securities of government and corporate issuers, any of which may be variable or floating rate, and which have remaining maturities of thirteen months or less from the date of purchase. For the purpose of determining remaining maturity on Floaters, demand features and interest reset dates will be taken into consideration.
Policies:               The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.
Quality Specifications: 100% of Commercial Paper Rated in Top Tier
Maturity and Duration:  Dollar weighted average maturity less than 90 days Individual maturities 13 months or less

                                                                                                    Zero Coupons
Allowable Investments:  Cash Equivalents        Repurchase Agreements     U.S. Governments          Floaters
                        Corporates              Agencies                  Asset-Backeds             Investment Companies



Comparative Index:      Lipper Money Market Index
Strategy:               Money Market Investing

Domestic Fixed Income Portfolio


Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds rated A or higher, and other fixed-income securities rated A or higher of domestic issuers. The
                        Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        U.S. Fixed-Income Securities (rated as A or higher at the time of purchase) in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income Securities 100% invested in domestic issuers
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 100% of securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments        Zero Coupons              Agencies                  Corporates
                        Mortgage Securities     SMBS                      CMOs                      Asset-Backeds
                        When Issued             Convertibles              Floaters                  Inverse Floaters
                        Structured Notes        Futures & Options         Swaps                     Cash Equivalents
                        Repurchase Agreements   Municipals                Preferred Stock           Investment Companies



Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing

Fixed Income Portfolio

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds
                        (including bonds rated below investment grade, commonly referred to as junk bonds), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The
                        Portfolio's average weighted maturity will ordinarily be greater than five years.

                                       20

Approach:               The Adviser actively manages the maturity and duration structure of the Portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        Fixed-Income Securities in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments        Zero Coupons              Agencies                  Corporates
                        High Yield              Mortgage Securities       SMBS                      CMOs
                        Asset-Backeds           When Issued               Convertibles              Foreign Bonds
                        Brady Bonds             Foreign Currency          Forwards                  Floaters
                        Inverse Floaters        Structured Notes          Futures & Options         Swaps
                        Cash Equivalents        Repurchase Agreements     Municipals                Preferred Stock
                        Investment Companies    Loan Participations

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Fixed Income Portfolio II

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, investment grade corporate bonds and other fixed-income securities (rated A or higher). The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                        Fixed-Income Securities (rated A or higher at the time of purchase) in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: Individual securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments        Zero Coupons              Agencies                  Corporates
                        Mortgage Securities     SMBS                      CMOs                      Asset-Backeds
                        When Issued             Convertibles              Foreign Bonds             Brady Bonds
                        Foreign Currency        Forwards                  Floaters                  Inverse Floaters
                        Structured Notes        Futures & Options         Swaps                     Cash Equivalents
                        Repurchase Agreements   Municipals                Preferred Stock           Investment Companies

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Global Fixed Income Portfolio - (a non-diversified portfolio)

Objective:              To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in high grade fixed-income securities of United States and foreign issuers.
                        Total return is the combination of income and changes in value. The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:               The Adviser manages the duration, country, and currency exposure of the Portfolio by combining fundamental research on relative values with analyses of economic, interest-rate, and exchange-rate trends. MAS will invest in mortgage and corporate bonds when it believes they offer the most value, although most foreign currency denominated investments are in government and supranational securities.
Policies:               Generally at least 65% invested in Fixed-Income Securities of issuers in at least 3 countries, one of which may be the U.S.
                        Derivatives may be used to represent country investments, and otherwise pursue portfolio strategy

Quality
Specifications:         95% Investment Grade Securities
Maturity and
Duration:               Average weighted maturity generally greater than 5 years

Allowable              Foreign Bonds             Foreign Currency        Forwards                  U.S. Governments
Investments:           Zero Coupons              Agencies                Corporates                Mortgage Securities
                       CMOs                      SMBS                    Asset-Backeds             Floaters

                       Futures & Options         Swaps                   Cash Equivalents          Emerging Markets Issuers
                       Eastern European Issuers  Convertibles            When Issued               Brady Bonds


                       Inverse Floaters          Structured Notes        Repurchase Agreements      Municipals
                       Preferred Stock           Investment Companies

Comparative
Index:                 Salomon World Government Bond Index
Strategies:            Foreign Fixed Income Investing
                       Maturity and Duration Management
                       Value Investing
                       Foreign Investing
                       Non-Diversified Status
                       Emerging Markets Investing
                       Mortgage Investing

High Yield Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in high yielding corporate fixed-income securities (including bonds rated below investment grade, commonly referred to as junk bonds). The Portfolio may also invest in U.S.
                       Government securities, mortgage-backed securities, investment grade corporate bonds and in short-term fixed-income securities, such as certificates of deposit, treasury bills, and commercial paper. The
                       Portfolio expects to achieve its objective through maximizing current income, although the Portfolio may seek capital growth opportunities when consistent with its objective. The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:              The Adviser uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine portfolio structure. Individual securities are selected, and monitored, by fixed-income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.
Policies:              Generally at least 65% invested in High Yield (including bonds rated below investment grade, commonly referred to as junk bonds)
                       Derivatives may be used to pursue portfolio strategy

Quality
Specifications:        None
Maturity and
Duration:              Average weighted maturity generally greater than 5 years

Allowable              High Yield              Corporates                U.S. Governments                Zero Coupons
Investments:           Agencies                Mortgage Securities       SMBS                            CMOs
                       Asset-Backeds           When Issued               Convertibles                    Foreign Bonds
                       Brady Bonds             Foreign Currency          Forwards                        Floaters
                       Inverse Floaters        Structured Notes          Futures & Options               Swaps
                       Cash Equivalents        Repurchase Agreements     Municipals                      Preferred Stock
                       Investment Companies    Loan Participations       Eastern European Issuers        Emerging Markets Issuers
                       Foreign Equities

Comparative
Index:                 Salomon High Yield Index

Strategies:            High Yield Investing
                       Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       Foreign Fixed Income Investing
                       Foreign Investing
                       Emerging Markets Investing

Intermediate Duration Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities and investment grade corporate, foreign and other investment grade fixed-income securities. The Portfolio will maintain an average duration of between two and five years.
Approach:              The Adviser constructs a portfolio with a duration between two and five years by actively managing the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of investment grade Fixed-Income Securities in all market sectors.
Policies:              Generally at least 65% invested in Fixed-Income Securities
                       Derivatives may be used to pursue portfolio strategy

Quality
Specifications:        100% Investment Grade Securities
Maturity and
Duration:              Average duration between two and five years

Allowable Investments: U.S. Governments           Zero Coupons       Agencies         Corporates
                       Mortgage Securities        SMBS               CMOs             Asset-Backeds
                       When Issued                Convertibles       Foreign Bonds    Brady Bonds
                       Foreign Currency           Forwards           Floaters         Inverse Floaters
                       Structured Notes           Futures & Options  Swaps            Cash Equivalents
                       Repurchase Agreements      Municipals         Preferred Stock  Investment Companies

Comparative Index:     Lehman Brothers Intermediate Government/Corporate Index
Strategies:            Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       Foreign Fixed Income Investing
                       Foreign Investing


International Fixed Income Portfolio - (a non-diversified portfolio)

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade fixed-income securities of foreign issuers.
Approach:              The Adviser manages the duration, country, and currency exposure of the portfolio by combining fundamental research on relative values with analyses of economic, interest-rate, and exchange-rate trends. MAS will invest in mortgage and corporate bonds when it believes they offer the most value, although most foreign currency denominated investments are in government and supranational securities.
Policies:              Generally at least 80% invested in Fixed-Income Securities of issuers in at least 3 countries other than the U.S.
                       Derivatives may be used to represent country investments, and otherwise pursue portfolio strategy

Quality
Specifications:        95% Investment Grade Securities
Maturity and
Duration:              Average weighted maturity generally greater than 5 years

Allowable              Foreign Bonds             Foreign Currency          Forwards                 Floaters
Investments:           Futures & Options         Swaps                     Cash Equivalents         U.S. Governments
                       Zero Coupons              Agencies                  Corporates               Mortgage Securities
                       CMOs                      SMBS                      Asset-Backeds            Emerging Markets Issuers
                       Eastern European Issuers  Convertibles              When Issued              Brady Bonds
                       Inverse Floaters          Structured Notes          Repurchase Agreements    Municipals
                       Preferred Stock           Investment Companies

Comparative
Index:            Salomon World Government Bond Index Except U.S.
Strategies:       Foreign Fixed Income Investing
                  Maturity and Duration Management
                  Value Investing
                  Foreign Investing
                  Non-Diversified Status
                  Emerging Markets Investing
                  Mortgage Investing


Limited Duration Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, investment-grade corporate bonds and other fixed-income securities. The portfolio will maintain an average duration of between one and three years. Duration is a measure of the life of the portfolio's debt securities on a present-value basis and is indicative of a security's price volatility relative to interest rate changes.

Approach:              The Adviser manages the duration of the overall portfolio as a more effective way to control interest-rate risk than limiting the maturity of individual securities within the portfolio. In this way investors can benefit from opportunities across the entire yield curve as well as in various market sectors, and at the same time limit the volatility of investment returns. MAS establishes the duration target through the use of its top-down view of the economy and analysis of the current level of interest rates, and the shape of the yield curve. MAS then strives to purchase the most attractively priced portfolio that meets our duration and investment objectives. When purchasing securities other than U.S. Governments, MAS evaluates credit, liquidity, and option risk. When MAS believes the portfolio is compensated for these risks, it includes agency, mortgage, and investment-grade corporate securities which meet the Portfolio's quality specifications.

Policies:              Generally at least 65% invested in Fixed-Income Securities
                       Derivatives may be used to pursue portfolio strategy

Quality Specifications: 100% Investment Grade Securities

Maturity and Duration:  Average duration between 1 and 3 years


Allowable Investments: U.S. Governments        Zero Coupons         Agencies                     Corporates
                       Mortgage Securities     CMOs                 Asset-Backeds                When Issued
                       Convertibles            Floaters             Structured Notes             Futures & Options
                       Swaps                   Cash Equivalents     Repurchase Agreements        Investment Companies


Comparative Index:     Salomon 1-3 Year Index

Strategies:            Maturity and Duration Management
                       Value Investing
                       Mortgage Investing


Mortgage-Backed Securities Portfolio

Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily (at least 65% of its assets under normal circumstances) in mortgage-backed securities. In addition, the portfolio may also invest in U.S. government securities and in short-term fixed-income securities such as certificates of deposit, treasury bills, and commercial paper.
                       The portfolio's average weighted maturity will ordinarily be greater than seven years.

                                       25


Approach:              The Adviser sets three portfolio targets: (1) interest-rate sensitivity; (2) yield-curve sensitivity; and
                       (3) prepayment sensitivity. The Adviser increases the sensitivity of the portfolio to changes in interest rates when bonds offer greater value on the basis of inflation- adjusted interest rates. Similarly, the
                       Adviser increases yield-curve sensitivity when long- maturity interest rates offer exceptional value relative to short-maturity interest rates. Finally, the Adviser increases prepayment exposure when mortgage yields, adjusted for probable prepayments, indicate unusual value in mortgage-backed securities.
Policies:              Generally at least 65% invested in Mortgage Securities
                       Derivatives may be used to pursue portfolio strategy
Quality Specifications: Securities not guaranteed by the U.S. Government or a private organization will be rated
                       Investment Grade Securities


Maturity and
Duration:              Average weighted maturity generally greater than 7 years
                       Duration generally between 2 and 7 years

Allowable Investments: Mortgage Securities   CMOs                     Asset-Backeds             SMBS
                       U.S. Governments      Zero Coupons             Agencies                  When Issued
                       Floaters              Inverse Floaters         Structured Notes          Futures & Options
                       Cash Equivalents      Repurchase Agreements    Municipals                Investment Companies
                       Swaps

Comparative Index:     Lehman Mortgage Index
Strategies:            Mortgage Investing
                       Maturity and Duration Management
                       Value Investing


Municipal Portfolio

Objective:             To realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax, by investing in a diversified portfolio of investment grade and short-term municipal debt securities, other investment grade fixed-income securities and a limited percentage of bonds rated below investment grade
                       (commonly referred to as junk bonds). The portfolio's average weighted maturity will ordinarily be between ten and thirty years.
Approach:              The Adviser varies portfolio structure--the average duration and maturity and the amount of the portfolio invested in various types of bonds--according to its outlook for interest rates and its analysis of the risks and rewards offered by different classes of bonds. The portfolio will invest in taxable bonds only in cases where MAS believes they improve the risk/reward profile of the portfolio on an after-tax basis.
Policies:              Generally at least 80% invested in Municipals
                       Derivatives may be used to pursue portfolio strategy

Quality
Specifications:        80% Investment Grade Securities
                       Up to 20% High Yield
Maturity
and Duration:          Average weighted maturity generally between 10 and 30 years

Allowable              Municipals              Taxable Investments         U.S. Governments          Agencies
Investments:           Corporates              Mortgage Securities         SMBS                      CMOs
                       Asset-Backeds           When Issued                 Convertibles              Floaters
                       Inverse Floaters        Structured Notes            Futures & Options         Swaps
                       Cash Equivalents        Repurchase Agreements       Preferred Stock           Investment Companies
                       High Yield              Zero Coupons                Foreign Bonds             Forwards
                       Foreign Currency        Brady Bonds                 Emerging Markets Issuers  Eastern European Issuers

Comparative
Index:                 Lehman Long-Term Municipal Bond Index

Strategies:            Municipals Management
                       Maturity and Duration Management
                       Value Investing
                       High Yield Investing
                       Mortgage Investing


PA Municipal Portfolio

Objective:             To realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax and
                       Pennsylvania personal income tax by investing in a diversified portfolio of investment grade and short-term municipal debt securities, other investment grade fixed-income securities and a limited percentage of bonds rated below investment grade (commonly referred to as junk bonds). The Portfolio's average weighted maturity will ordinarily be between ten and thirty years.
Approach:              The Adviser varies portfolio structure--the average duration and maturity and the amount of the portfolio invested in various types of bonds--according to its outlook for interest rates and its analysis of the risks and rewards offered by different classes of bonds. The portfolio will invest in federally or
                       Pennsylvania State taxable bonds only in cases where MAS believes they improve the risk/reward profile of the portfolio on an after-tax basis for Pennsylvania residents.
Policies:              Generally at least 80% invested in Municipal Securities
                       Generally at least 65% invested in PA Municipal Securities
                       Derivatives may be used to pursue portfolio strategy

Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield

Maturity and Duration: Average weighted maturity generally between 10 and 30 years

Allowable Investments: PA Municipals            Municipals                Taxable Investments             U.S. Governments
                       Agencies                 Corporates                Mortgage Securities             SMBS
                       CMOs                     Asset-Backeds             When Issued                     Convertibles
                       Floaters                 Inverse Floaters          Structured Notes                Futures & Options
                       Swaps                    Cash Equivalents          Repurchase Agreements           Preferred Stock
                       Investment Companies     High Yield                Foreign Bonds                   Forwards
                       Foreign Currency         Zero Coupons              Brady Bonds                     Emerging Markets Issuers
                       Eastern European Issuers

Comparative Index:     Lehman Long-Term Municipal Bond Index
Strategies:            Municipals Management
                       Maturity and Duration Management
                       Value Investing
                       High Yield Investing
                       Mortgage Investing

Special Purpose Fixed Income Portfolio


Objective:             To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds
                       (including bonds rated below investment grade, commonly referred to as junk bonds), foreign fixed-income securities and mortgage-backed securities and other fixed-income securities. The portfolio is structured to complement an investment in one or more of the Fund's equity portfolios for investors seeking a balanced investment.
Approach:              The Adviser actively manages the maturity and duration structure of the portfolio in anticipation of long-term trends in interest rates and inflation. Investments are diversified among a wide variety of
                       Fixed-Income Securities in all market sectors. Both duration/maturity strategy and sector allocation are determined based on the presumption that investors are combining an investment in the portfolio with an equity investment.
Policies:              Generally at least 65% invested in Fixed-Income Securities
                       May invest greater than 50% in Mortgage Securities
                       Derivatives may be used to pursue portfolio strategy

Quality Specifications: None

Maturity and Duration: Average weighted maturity generally greater than 5 years

Allowable Investments: U.S. Governments        Zero Coupons             Agencies             Corporates
                       High Yield              Mortgage Securities      SMBS                 CMOs
                       Asset-Backeds           When Issued              Convertibles         Foreign Bonds
                       Brady Bonds             Foreign Currency         Forwards             Floaters
                       Inverse Floaters        Structured Notes         Futures & Options    Swaps
                       Cash Equivalents        Repurchase Agreements    Municipals           Preferred Stock
                       Investment Companies    Loan Participations

Comparative Index:     Salomon Broad Investment Grade
                       Lehman Brothers Aggregate

Strategies:            Fixed Income Management and Asset Allocation
                       Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       High Yield Investing
                       Foreign Fixed Income Investing
                       Foreign Investing


Balanced Portfolio

Objective:             To achieve above average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and fixed- income securities.
                       When the Adviser judges the relative outlook for the equity and fixed- income markets to be neutral the portfolio will be invested 60% in common stocks and 40% in fixed-income securities. The asset mix may be changed, however, with common stocks ordinarily representing between 45% and 75% of the total investment.
                       The average weighted maturity of the fixed-income portion of the portfolio will ordinarily be greater than five years.
Approach:              The Adviser determines investment strategies for the equity and fixed-income portions of the portfolio separately and then determine the mix of those strategies expected to maximize the return available from both the stock and bond markets. Strategic judgments on the equity/fixed-income asset mix are based on valuation disciplines and tools for analysis developed by the Adviser over its twenty-five year history of managing balanced accounts.


Policies:              Generally 45% to 75% invested in Equity Securities
                       Up to 25% invested in Foreign Bonds and/or Foreign
                       Equities
                       Up to 10% invested in Brady Bonds
                       At least 25% invested in senior Fixed-Income Securities
                       Derivatives may be used to pursue portfolio strategy


Equity Capitalization:  Generally greater than $1 billion
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments: Common Stock             Preferred Stock     U.S. Governments        Zero Coupons
                       Corporates               High Yield          Foreign Bonds           Mortgage Securities
                       CMOs                     Asset-Backeds       SMBS                    When Issued
                       Brady Bonds              Floaters            Inverse Floaters        Structured Notes
                       Agencies                 Convertibles        Futures & Options       Swaps
                       Foreign Currency         Forwards            Cash Equivalents        Repurchase Agreements
                       Eastern European Issuers Investment Funds    Municipals              Investment Companies
                       ADRs                     Foreign Equities    Rights                  Warrants
                       Loan Participations

Comparative Index:     A weighted blend of quarterly returns compiled by the
                         Adviser using:
                       60% S&P 500 Index
                       40% Salomon Broad Investment Grade Index
Strategies:            Asset Allocation Management
                       Core Equity Investing
                       Fixed Income Management and Asset Allocation
                       Maturity and Duration Management
                       Value Investing
                       Mortgage Investing
                       High Yield Investing
                       Foreign Fixed Income Investing
                       Foreign Investing

Multi-Asset-Class Portfolio

Objective:             To achieve above average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and fixed-income securities of
                       United States and Foreign issuers.
Approach:              The Adviser determines the mix of investments in domestic and foreign equity and fixed-income and high yield securities expected to maximize available total return. Strategic judgments on the asset mix are based on valuation disciplines and tools for analysis which have been developed by the Adviser to compare the relative potential returns and risks of global stock and bond markets.

Policies:              Generally at least 65% invested in issuers located in at least 3 countries, including the U.S.
                       Derivatives may be used to pursue portfolio strategy

Domestic Equity
Capitalization:         Generally greater than $1 billion
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments: Common Stock               U.S. Governments               Agencies
                       Corporates                                                High Yield                   Foreign Bonds
                       Foreign Equities           Foreign Currency
                       Eastern European Issuers   Investment Funds               Mortgage Securities          CMOs
                       SMBS                       Asset-Backeds                  When Issued                  Brady Bonds
                       Floaters                   Inverse Floaters               Structured Notes             Zero Coupons
                       Futures & Options          Swaps                          Forwards                     Cash Equivalents
                       Repurchase Agreements      Convertibles                   Preferred Stock
                       Municipals                                                Investment Companies         ADRs
                       Rights                     Warrants
                       Loan Participations        Emerging Markets Issuers       Structured Investments

Comparative Index:     A weighted blend of quarterly returns compiled by the
                         Adviser using:
                       50% S&P 500 Index
                       14% EAFE-GDP Weighted Index
                       24% Salomon Broad Investment Grade Index
                        6% Salomon World  Ex U.S. Government Bond Index
                        6% Salomon High Yield Market Index

Strategies:            Asset Allocation Management
                       Fixed Income Management and Asset Allocation
                       Maturity and Duration Management
                       Value Investing
                       Foreign Fixed Income Investing
                       Core Equity Management
                       International Equity Investing
                       Emerging Markets Investing
                       High Yield Investing
                       Foreign Investing

                               PROSPECTUS GLOSSARY

             CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS

STRATEGIES

Asset Allocation Management: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a portfolio separately, and then determine the mix of those strategies expected to maximize the return available from each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser's twenty-five year history of managing balanced accounts.

Tactical asset-allocation shifts are based on comparisons of prospective risks, returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed-income, and international investment professionals manage the investments in each asset class.

Core Equity Investing: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on MAS's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

Emerging Markets Investing: The Adviser's approach to emerging markets investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

As used in this Prospectus, emerging markets describes any country which is generally considered to be an emerging or developing country by the international financial community such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and/or the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).


Fixed Income Management and Asset Allocation: Within the Balanced, Multi-Asset-Class and Special Purpose Fixed Income Portfolios, the Adviser selects fixed-income securities not only on the basis of judgments regarding Maturity and Duration Management and Value Investing, but also on the basis of the value offered by various segments of the fixed-income securities market relative to Cash Equivalents and Equity Securities. In this context, the Adviser may find that certain segments of the fixed-income securities market offer more or less attractive relative value when compared to Equity Securities than when compared to other Fixed-Income Securities.

For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed-income securities, but overvalued compared to long duration fixed-income securities. Consequently, while a portfolio investing only in fixed-income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.

Foreign Fixed Income Investing: The Adviser invests in Foreign Bonds and other Fixed-Income Securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency Futures & Options, Forwards and Swaps may be used to hedge the currency risk.

Foreign Investing: Investors should recognize that investing in securities issued by foreign companies or governments involves certain special considerations which are not typically associated with investing in U.S. companies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign companies than about U.S. companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since the securities of foreign issuers may be denominated in foreign currencies, and since a portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

Although a portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a portfolio receives from the companies comprising the portfolio's investments.

Growth Stock Investing: Seeks to invest in Common Stocks generally characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P 500 Index.

High Yield Investing: Involves investing in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers.

To the extent a portfolio invests in high yield securities it will be exposed to a substantial degree of credit risk. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

The market for high yield securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a portfolio may experience sudden and substantial price declines. This lower liquidity might have an effect on a portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a portfolio may find it difficult to value its securities accurately. A portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.

Certain types of high yield bonds are non-income paying securities. For example, zero coupon bonds pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the portfolio does not receive periodic cash flow from these investments.

The table below provides a summary of ratings assigned to all U.S. and foreign debt holdings of those portfolios with more than 5% invested in High Yield (not including money market instruments). These figures are dollar-weighted averages of month-end portfolio holdings and do not necessarily indicate a portfolio's current or future debt holdings. Portfolios whose debt holdings total less than 100% also invest in Equity Securities.

    High Yield Portfolio                       Fixed Income Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA           4.85%              TSY, AGY, AAA             66.18%
  AA                      0.00%              AA                        10.03%
  A                       0.37%              A                          7.16%
  BAA                     3.12%              BAA                        4.54%
  BA                     26.14%              BA                         7.39%
  B                      49.15%              B                          3.27%
  CAA                     8.13%              CAA                        0.01%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           8.24%              Not Available              1.42%
TOTAL                   100.00%            TOTAL                      100.00%

Special Purpose Fixed Income Portfolio       Balanced Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          64.17%              TSY, AGY, AAA             28.21%
  AA                     12.04%              AA                         4.47%
  A                       6.49%              A                          2.65%
  BAA                     4.20%              BAA                        2.22%
  BA                      7.49%              BA                         4.02%
  B                       3.18%              B                          2.19%
  CAA                     0.09%              CAA                        0.18%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           2.34%              Not Available              0.98%
TOTAL                   100.00%            TOTAL                       44.92%

  Multi-Asset Class Portfolio                Emerging Markets Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          26.50%              TSY, AGY, AAA              0.83%
  AA                      1.98%              AA                         0.00%
  A                       1.97%              A                          0.00%
  BAA                     1.35%              BAA                        1.39%
  BA                      3.73%              BA                         1.43%
  B                       4.13%              B                          3.47%
  CAA                     0.46%              CAA                        0.00%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           0.72%              Not Available              2.69%
TOTAL                    40.84%            TOTAL                        9.80%


International Equity Investing: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

MAS considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law.

Maturity and Duration Management: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a portfolio investing in Fixed-Income Securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Money Market Investing: A money market fund like the Cash Reserves Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. A money market portfolio is designed to provide maximum principal stability for investors seeking to invest funds for the short-term, or, for investors seeking to combine a long-term investment program in other portfolios of the Fund with an investment in money market instruments. However, because the Cash Reserves Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Cash Reserves Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

Mortgage Investing: At times it is anticipated that greater than 50% of a fixed-income portfolio's assets may be invested in mortgage-related securities. These include mortgage-backed securities which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National

Mortgage Association (FNMA), other government agencies, and private issuers. It is expected that a portfolio's primary emphasis will be on mortgage-backed securities issued by the various Government-related organizations. However, a portfolio may invest, without limit, in mortgage-backed securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.

Municipals Management: MAS manages municipal portfolios in a total return context. This means that taxable investments will regularly be included in a portfolio when they have an attractive prospective after-tax total return, regardless of the taxable nature of income on the security.

MAS Municipals Management emphasizes a diversified portfolio of high grade municipal debt securities. Under normal circumstances, a portfolio will invest at least 80% of net assets in municipal securities including AMT Bonds and at least 80% will be Investment Grade Securities.

Under normal conditions, a portfolio may hold up to 20% of net assets in U.S. Governments, Agencies, Corporates, Cash Equivalents, Preferred Stocks, Mortgage Securities, Asset-Backeds, Floaters, and Inverse Floaters and other Fixed Income Securities (collectively "Taxable Investments").

Non-Diversified Status: A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. Non-diversified portfolios may invest more than 25% of assets in securities of individual issuers representing greater than 5% each of a portfolio's total assets, whereas diversified investment companies may only invest up to 25% of assets in positions of greater than 5%. Both diversified and non-diversified portfolios are subject to diversification specifications under the Internal Revenue Code of 1986, as amended, which require that, as of the close of each fiscal quarter, (i) no more than 25% of a portfolio's total assets may be invested in the securities of a single issuer (except for U.S. Government securities) and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer. Because of its non-diversified status, a portfolio may be subject to greater credit and other risks than a diversified investment company.

Value Investing: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby MAS seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See Maturity and Duration Management for a description of the other key component of MAS's fixed-income investment strategy.

Value Stock Investing: Emphasizes common stocks which are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.

INVESTMENTS

Each Portfolio may invest in the securities defined below in accordance with their listing of Allowable Investments and any quality or policy constraints.

ADRs--American Depository Receipts: are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders.

Agencies: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies.

Asset-Backeds: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.

Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Brady Bonds: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Cash Equivalents:  are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the Foreign Investing section of this Prospectus.

Portfolios will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio.

(2) Each portfolio (except Cash Reserves) may invest in commercial paper rated at time of purchase by one or more NRSRO in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch). The Cash Reserves Portfolio invests only in commercial paper rated in the highest category;

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor' s or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) Repurchase agreements collateralized by securities listed above; and

(7) Investments by the Cash Reserve Portfolio in Cash Equivalents are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the 1940 Act.

CMOs--Collateralized Mortgage Obligations: are Derivatives which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Prepayment risk has two important effects. First, like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Second, when interest rates fall, additional mortgage prepayments must be reinvested at lower interest rates. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds.

Common Stocks: are Equity Securities which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: are convertible bonds or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of Common Stock at the purchaser's option.

Corporates--corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A portfolio will buy Corporates subject to any quality constraints. If a security held by a portfolio is down-graded, the portfolio may retain the security.


Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. All of the portfolios of the MAS Funds, except the Cash Reserves Portfolio, may enter into over-the-counter Derivatives transactions with counterparties approved by MAS in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOs, Forwards, Futures and Options, SMBS, Structured Investments, Structured Notes and Swaps. See each individual Portfolio's listing of Allowable Investments to determine which of these the Portfolio may hold.


Eastern European Issuers: The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

Emerging Markets Issuers: An emerging market security is one issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. Investing in emerging markets may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Equity Securities: Commonly include but are not limited to Common Stock, Preferred Stock, ADRs, Rights, Warrants, Convertibles, and Foreign Equities.

See each individual portfolio listing of Allowable Investments to determine which of the above the portfolio can hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type.

Fixed-Income Securities: Commonly include but are not limited to U.S. Governments, Zero Coupons, Agencies, Corporates, High Yield, Mortgage Securities, SMBS, CMOs, Asset-Backeds, Convertibles, Brady Bonds, Floaters, Inverse Floaters, Cash Equivalents, Repurchase Agreements, Preferred Stock, and Foreign Bonds. See each individual portfolio listing of Allowable Investments to determine which securities a portfolio may hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type of security.



Floaters--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under Foreign Investing.


Foreign Currency: Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. These portfolios may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).

Foreign Equities: are Common Stock, Preferred Stock, Rights and Warrants of foreign issuers. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies (see Foreign Investing).

Foreign Bonds: are Fixed-Income Securities denominated in foreign currency including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign Mortgage Securities and various other mortgage and asset-backed securities denominated in foreign currency.


Forwards--Forward Foreign Currency Exchange Contracts: are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts, which protect the value of a portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Also, although such contracts minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.


A portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition the portfolios may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A portfolio's entry into forward contracts, as well as any use of Cross or Proxy hedging techniques will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

A portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a portfolio's obligation under the forward contract. On the date of maturity, a portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. When a portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Futures & Options--Futures Contracts, Options on Futures Contracts and Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.


A portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by a portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on a portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that a portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

High Yield: High yield securities are generally considered to be corporate bonds, preferred stocks, and convertible securities rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. The following are excerpts from the Moody's and Standard & Poor's definitions for speculative-grade debt obligations:

     Moody's: Ba-rated bonds have "speculative elements" so their future "cannot be considered assured," and protection of principal and interest is "moderate" and "not well safeguarded during both good and bad times in the future." B-rated bonds "lack characteristics of a desirable investment" and the assurance of interest or principal payments "may be small." Caa-rated bonds are "of poor standing" and "may be in default" or may have "elements of danger with respect to principal or interest." Ca-rated bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-rated bonds are the "lowest rated" class of bonds, and issues so rated can be regarded as having "extremely poor prospects" of ever attaining any real investment standing.

     Standard & Poor's: BB-rated bonds have "less near-term vulnerability to default" than B- or CCC-rated securities but face "major ongoing uncertainties . . . which may lead to inadequate capacity" to pay interest or principal. B-rated bonds have a "greater vulnerability to default than BB-rated bonds and the ability to pay interest or principal will likely be impaired by adverse business conditions." CCC-rated bonds have a currently identifiable "vulnerability to default" and, without favorable business conditions, will be "unable to repay interest and principal." C The rating C is reserved for income bonds on which "no interest is being paid." D - Debt rated D is in "default", and "payment of interest and/or repayment of principal is in arrears."


While these securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds.

The risks posed by securities issued under such circumstances are substantial. If a security held by a portfolio is down-graded, the portfolio may retain the security.

Inverse Floaters--Inverse Floating Rate Obligations: are Fixed-Income Securities, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Companies: The portfolios are permitted to invest in shares of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended, generally prohibits the portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered close-end investment company.

To the extent a portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the portfolio itself. The portfolios may not purchase shares of any affiliated investment company except as permitted by SEC Rule or Order.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds. The International Equity and Emerging Markets portfolios may invest in these investment funds subject to applicable law as discussed under Investment Restrictions. The International Equity and Emerging Markets portfolios will invest in such investment funds only where appropriate given that the portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the portfolio. Under certain circumstances, an investment in an investment fund will be subject to the additional limitations that apply to investments in Investment Companies.


Investment Grade Securities: are those rated by one or more nationally recognized statistical rating organization (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings falls below investment grade if it deems retention of the security to be in the best interests of the portfolio. Any Portfolio permitted to hold Investment Grade Securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.


Loan Participations: are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to the portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the investing portfolio to supply additional cash to the borrower on demand. Loan participations involving Emerging Market Issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to financial institutions that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such loan participations present additional risks of default or loss.

Mortgage Securities--Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various Governmental, Government-related and private organizations. Portfolios may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.


Due to the possibility that prepayments on home mortgages will alter cash flow on mortgage securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


There are two methods of trading mortgage-backed securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including Zero Coupon Treasury Bonds), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Municipals--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipal securities include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolios eligible to purchase municipal bonds may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

PA Municipals: are obligations of the Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Concentration of investment in the securities of one state exposes a portfolio to greater credit risks than would be present in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of that state.

Debt of Government Agencies, Authorities and Commissions: Certain state-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the Commonwealth. Some of these agencies, however, such as the Delaware River Joint Toll Bridge Commission, are indirectly dependent on Commonwealth funds through various state-assisted programs.


Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.


Repurchase Agreements: are transactions by which a portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.


Pursuant to an order issued by the Securities and Exchange Commission, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each portfolio's participation in the income from jointly purchased repurchase agreements will be based on that portfolio's percentage share in the total purchase agreement.

Rights: represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SMBS--Stripped Mortgage-Backed Securities: are Derivatives in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to a portfolio's limitations on investment in illiquid securities.

Structured Investments: are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more Swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A portfolio will purchase Structured Investments in trusts that engage in such Swaps only where the counterparties are approved by MAS in accordance with credit-risk guidelines established by the Board of Trustees.

Structured Notes: are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


Swaps--Swap Contracts: are Derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.


A portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a portfolio receiving or paying, as the case may be, only the net amount of the two returns. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. A portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Trustees.

Possible Risks: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a portfolio's risk of loss consists of the net amount of interest payments that a portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolios would be less favorable than it would have been if this investment technique were not used.

Taxable Investments: comprise Fixed-Income Securities and other instruments which pay income that is not exempt from taxation. Investors may be liable for tax on the income distributed as a result of the portfolio holding taxable investments. In this event, shareholders will receive an IRS form 1099 disclosing the taxable income paid for a calendar year.

U.S. Governments--U.S. Treasury securities: are Fixed-Income Securities which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

Warrants: are options issued by a corporation which give the holder the option to purchase stock.


When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days . No payment or delivery is made by a portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although a portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid, high-grade debt securities or cash in an amount at least equal to these commitments.


Zero Coupons--Zero Coupon Obligations: are Fixed-Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

GENERAL SHAREHOLDER INFORMATION

                                 PURCHASE OF SHARES

Investment Class Shares of each portfolio are offered directly to investors without a sales commission or may be made through Shareholder Organizations who have a contractural agreement with the Fund's distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.

Investment Class Shares of each portfolio except for the Cash Reserves Portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. Such portfolios determine net asset value at the normal close of trading of the New York Stock Exchange (NYSE)(currently 4:00 P.M. Eastern Time) each day that the portfolios are open for business. See Other Information-Closed Holidays and Valuation of Shares.

The Cash Reserves Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, payment for the purchase of shares must be in the form of Federal Funds (monies credited to the portfolio's Custodian by a Federal Reserve Bank) before they can be accepted by the portfolio. The portfolio is credited with Federal Funds on the same day if the investment is made by Federal Funds wire. Investment Class Shares of the Cash Reserves Portfolio may be purchased at the net asset value next determined after an order is received by the portfolio and Federal Funds are received by the Custodian. The Cash Reserves Portfolio determines net asset value as of 12:00 noon (Eastern Time) each day that the portfolios are open for business. See Other Information-Closed Holidays and Valuation of Shares.

Investors who purchase Investment Class Shares through Shareholder Orgnaizations should contact that organization for information about how to purchase, redeem and exchange shares.


Initial Purchase by Mail: Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Registration Form (provided at the end of the Prospectus), and mailing it to the Client Services Group at the address noted below, together with a check ($1,000,000 minimum) payable to MAS
Funds: MAS Funds c/o the Distributor, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, Pennsylvania 19428-0868.

The portfolio(s) to be purchased should be designated on the Account Registration Form. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund, except for the Cash Reserves Portfolio. Purchases made by check in the Cash Reserves Portfolio are ordinarily credited at the net asset value per share determined two business days after receipt of the check by the Fund. Please note that purchases made by check in any portfolio are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

Initial Purchase by Wire: Subject to acceptance by the Fund, Investment Class Shares of each portfolio may also be purchased by wiring Federal Funds ($1,000,000 minimum) to the Fund's Custodian Bank, The Chase Manhattan Bank, N.A. (see instructions below). A completed Account Registration Form should be forwarded to the Client Services Group at Miller Anderson & Sherrerd, LLP in advance of the wire. For all portfolios (except the Cash Reserves Portfolio), notification must be given to the Client Services Group at Miller Anderson & Sherrerd, LLP at 1-800-354-8185 prior to 4:00 p.m. (Eastern Time) of the wire date. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:



                             The Chase Manhattan Bank, N.A.
                             1 Chase Manhattan Plaza
                             New York, NY  10081
                             ABA #021000021
                             DDA #910-2-734143
                             Attn:  MAS Funds
                             Ref: (Portfolio Name, Account Number, Account Name)

Purchases in the Cash Reserves Portfolio may be made by Federal Funds wire to the Fund's Custodian. If the portfolio receives notification of an order prior to 12:00 noon (Eastern Time) and funds are received by the Custodian the same day, purchases of portfolio shares will become effective and begin to earn income on that business day. Orders received after 12:00 noon (Eastern Time) will be effective on the next business day upon receipt of funds. Federal Funds purchases will be accepted only on a day on which the portfolio is open for business. See Other Information-Closed Holidays.


Additional Investments: Additional investments of Investment Class Shares at net asset value may be made at any time (minimum investment $1,000) by mailing a check (payable to MAS Funds) to the Client Services Group at the address noted under Initial Purchase by Mail or by wiring monies to the Custodian Bank as outlined above. For all portfolios except the Cash Reserves Portfolio, notification must be given to the Client Services Group at Miller Anderson & Sherrerd, LLP at 1-800-354-8185 prior to 4:00 p.m. (Eastern Time) of the wire date. For the Cash Reserves Portfolio, notification of a Federal Funds wire must be received by 12:00 noon (Eastern Time). Purchases made by check in the Cash Reserves Portfolio are ordinarily credited at the net asset value per share determined two business days after receipt of the check by the Fund.

Other Purchase Information: The Fund reserves the right, in its sole discretion, to suspend the offering of Investment Class Shares of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and subsequent investment amounts.

Purchases of a portfolio's Investment Class Shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Investment Class Shares of the Fund's portfolios may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolios through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Investment Class Shares though Shareholder Organization may receive a fee for providing shareholder services to their clients who hold Investment Class Shares.

                              REDEMPTION OF SHARES


Investment Class Shares of each portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of Investment Class Shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio.

By Mail: Each portfolio will redeem Investment Class Shares at the net asset value next determined after the request is received in good order. , Requests should be addressed to MAS Funds: c/o the Distributor, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868.


To be in good order, redemption requests must include the following:


(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees (see Signature Guarantees); and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Signature Guarantees: To protect your account, the Fund and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact the Client Services Group at Miller Anderson & Sherrerd, LLP for further details.

By Telephone: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling the Client Services Group at Miller Anderson & Sherrerd, LLP and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.


By Facsimile: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to the Client Services group at Miller Anderson & Sherrerd, LLP to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, Suite 1150, P. O. Box 868, West Conshohocken, PA 19428-0868.


Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the NYSE, the Custodian, or the Fund is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

                              SHAREHOLDER SERVICES


Exchange Privilege: Each portfolio's Investment Class Shares may be exchanged for Investment Class Shares of the Fund's other portfolios that have Investment Class Shares issued and outstanding based on the respective net asset values of the shares involved. The exchange privilege is only available, however, with respect to portfolios that are registered for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, Suite 1150,
P.O. Box 868, West Conshohocken, PA 19428-0868. Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares for tax purposes.


The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

Transfer of Registration: The registration of Fund shares may be transferred by writing to MAS Funds: c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above.

                               VALUATION OF SHARES

Equity, Select Equity, Value, Small Cap Value, Mid Cap Value, Growth, Mid Cap Growth, Balanced, Multi-Asset-Class, International Equity and Emerging Markets
Portfolios:


Net asset value per share of each class is determined by dividing the total market value of each portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that portfolio. Net asset value per share is determined as of the normal close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Equity Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed Equity Securities is taken from the exchange where the security is primarily traded. Equity Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars. Unlisted Equity Securities and listed U.S. Equity Securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Trustees.

Domestic Fixed Income, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Municipal and PA Municipal Portfolios:


Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is determined as of the normal close of the bond markets (normally --- p.m. Eastern
Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). The net asset value per share of the Balanced and Multi-Asset-Class Portfolios is determined as of the latter of the close of the NYSE or the bond markets on each day the portfolios are open for business. Bonds and other Fixed-Income Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.


Net asset value includes interest on bonds and other Fixed-Income Securities which is accrued daily. Bonds and other Fixed-Income Securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other Fixed-Income Securities this ordinarily will be the over-the-counter market.


However, bonds and other Fixed-Income Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other Fixed-Income Securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), will be valued in good faith at fair value using methods approved by the Board of Trustees.

Cash Reserves Portfolio: The net asset value per share of the Cash Reserves Portfolio is calculated daily as of 12:00 noon (Eastern Time) on each day that the portfolio is open for business (See Other Information-Closed Holidays). The portfolio determines its net asset value per share by subtracting the portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the portfolio's investments and other assets and dividing the result by the total outstanding shares of the portfolio.

For the purpose of calculating the portfolio's net asset value per share, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. As conditions of operating under Rule 2a-7, the portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Trustees have also agreed to establish procedures reasonably designed, taking into account current market conditions and the portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Trustees.

In the event of a deviation of over 1/2 of 1% between a portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Trustees will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a net asset value per share not equal to $1.00 based upon available market quotations.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES: Dividends and Capital Gains
Distributions: The Fund maintains different dividend and capital gain distribution policies for each portfolio. These are:

_ The Equity, Value, Growth, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Select Equity and Domestic Fixed Income Portfolios normally distribute substantially all of their net investment income to shareholders in the form of quarterly dividends.

_ The International Equity, Small Cap Value, Mid Cap Value, Mid Cap Growth and Emerging Markets Portfolios normally distribute substantially all of their net investment income in the form of annual dividends.

_ The Municipal and the PA Municipal Portfolios normally distribute substantially all of their net investment income in the form of monthly dividends.

_ The Cash Reserves Portfolio declares dividends daily and normally distributes substantially all of its investment income in the form of monthly dividends.

If any portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net capital gains are realized from the sale of underlying securities, the portfolios normally distribute such gains with the last dividend for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

In all portfolios except the Cash Reserves Portfolio, undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain Mortgage Securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.

Special Considerations for the Cash Reserves Portfolio: Net investment income is computed and dividends declared as of 12:00 noon (Eastern Time), on each day. Such dividends are payable to Cash Reserves Portfolio shareholders of record as of 12:00 noon (Eastern Time) on that day, if the portfolio is open for business. Shareholders who redeem prior to 12:00 noon (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 12:00 noon (Eastern Time) on the preceding business day on which the portfolio was open for business.

For the purpose of calculating dividends, net income shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the portfolio.

Net realized short-term capital gains, if any, of the Cash Reserves Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.


Federal Taxes: Each portfolio of the Fund intends to qualify for taxation as a regulated investment company under the Code so that each portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a portfolio from net investment income will be taxable to shareholders as ordinary income, except for the Municipal and PA Municipal Portfolios (see Special Tax Considerations for the Municipal and PA Municipal Portfolios). In the case of the Equity, Value, Small Cap Value, Mid Cap Growth, Growth, Balanced, Multi-Asset-Class, Mid Cap Value, Select Equity, and Select Value Portfolios, such dividends will generally qualify in part for the dividends received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by each portfolio from domestic (U.S.) sources. The Fund will send each shareholder a statement each year indicating the amount of the dividend income which qualifies for such treatment.


Whether paid in cash or additional shares of a portfolio, and regardless of the length of time the shares in such portfolio have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends received deduction for corporations. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a portfolio. Such dividends and distributions may also be subject to state and local taxes.

Exchanges and redemptions of shares in a portfolio are taxable events for Federal income tax purposes. Individual shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.

Each portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the Federal excise tax. To do so, each portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year. Dividends declared in December by a portfolio will be deemed to have been paid by such portfolio and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Special Considerations. Under the Code if more than 50% of a portfolio's securities is owned by five or fewer persons, the portfolio may be a "personal holding company" and subject to Federal income tax.



Foreign Income Taxes: Investment income received by the portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which entitle these portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the portfolios' assets to be invested within various countries is not known. The portfolios intend to operate so as to qualify for treaty reduced rates of tax where applicable.

The International Equity, Emerging Markets, Global Fixed Income and International Fixed Income Portfolios may file an election with the Internal Revenue Service to pass through to the portfolio's shareholders the amount of foreign income taxes paid by the portfolio, but may do so only if more than 50% of the value of the total assets of the portfolio at the end of the fiscal year is represented by foreign securities. These portfolios will make such an election only if they deem it to be in the best interests of their shareholders.

If this election is made, shareholders of the portfolio will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Each shareholder of the portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the portfolio's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Internal Revenue Code, will not be affected by any such "pass through" of foreign tax credits.

State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and therefore is not liable, under current law, for any corporate income or franchise tax of the Commonwealth of Pennsylvania. The Fund will provide Pennsylvania taxable values on a per share basis.

Special Tax Considerations for the Municipal and PA Municipal Portfolios: These portfolios intend to invest a sufficient portion of their assets in municipal bonds and notes so that each will qualify to pay exempt-interest dividends to shareholders. Such exempt-interest dividends are excluded from a shareholder's gross income for Federal personal income tax purposes. Tax-exempt dividends received from the Municipal and PA Municipal Portfolios may be subject to state and local taxes. However, some states allow shareholders to exclude that portion of a portfolio's tax-exempt income which is attributable to municipal securities issued within the shareholder's state of residence. Furthermore, the PA Municipal Portfolio invests at least 65% of its assets in PA Municipals. As a result, the income of the portfolio that is derived from PA Municipals and U.S. Governments will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax. Distributions by the PA Municipal Portfolio to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax. To the extent, if any, that dividends paid to shareholders of the Municipal and PA Municipal Portfolios are derived from taxable interest or long-term or short-term capital gains, such dividends will be subject to Federal personal income tax (whether such dividends are paid in cash or in additional shares) and may also be subject to state and local taxes. In addition, the Municipal and PA Municipal Portfolios may invest in private activity municipal securities, the interest on which is subject to the Federal alternative minimum tax for individuals (AMT bonds). To the extent that the portfolios invest in AMT bonds, individuals who are subject to the AMT will be required to report a portion of dividends as a tax preference item in determining their federal taxes. A shareholder may lose the tax exempt status of the accrual income of these portfolios if they redeem their shares before a dividend has been declared.

TRUSTEES OF THE TRUST: The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.


INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the Adviser), is a Pennsylvania limited liability partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, PA 19428. Miller Anderson & Sherrerd, LLP is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of the date of this prospectus had in excess of $35 billion in assets under management. On January 3, 1996, Morgan Stanley Group Inc. acquired Miller Anderson & Sherrers, LLP (the "Adviser") in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of the Adviser. Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of the Adviser. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated as of
January 3, 1996, which agreement was approved by the shareholders of each Portfolio at a special meeting held on October 6, 1995. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, each portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the portfolio's average daily net assets for the quarter:

                                                                          Rate
             Emerging Markets Portfolio*                                  .750%
             Equity Portfolio                                             .500
             Growth Portfolio                                             .500
             International Equity Portfolio                               .500
             Mid Cap Growth Portfolio                                     .500
             Mid Cap Value Portfolio*                                     .750
             Small Cap Value Portfolio*                                   .750
             Value Portfolio                                              .500
             Cash Reserves Portfolio                                      .250
             Domestic Fixed Income Portfolio                              .375
             Fixed Income Portfolio                                       .375
             Fixed Income Portfolio II                                    .375
             Global Fixed Income Portfolio                                .375
             High Yield Portfolio                                         .375
             Intermediate Duration Portfolio                              .375
             International Fixed Income Portfolio                         .375
             Limited Duration Portfolio                                   .300
             Mortgage-Backed Securities Portfolio                         .375
             Municipal Portfolio                                          .375
             PA Municipal Portfolio                                       .375
             Special Purpose Fixed Income Portfolio                       .375
             Balanced Portfolio                                           .450
             Multi-Asset-Class Portfolio                                  .450
             Select Equity Portfolio                                      .500


* Advisory fees in excess of 0.750% of average net assets are considered higher than normal for most investment companies, but are not unusual for portfolios that invest primarily in small capitalization stocks or in countries with emerging market economies.


Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively.

For the fiscal year ended September 30, 1995, the Adviser received the following as compensation for its services:

                                                                 Rate
              Emerging Markets Portfolio                        .470%
              Equity Portfolio                                  .500%
              International Equity Portfolio                    .500%
              Mid Cap Growth Portfolio                          .500%
              Mid Cap Value Portfolio                           .000%
              Small Cap Value Portfolio                         .750%
              Value Portfolio                                   .500%
              Cash Reserves Portfolio                           .141%
              Domestic Fixed Income Portfolio                   .285%
              Fixed Income Portfolio                            .375%
              Fixed Income Portfolio II                         .375%
              Global Fixed Income Portfolio                     .375%
              High Yield Portfolio                              .375%
              Intermediate Duration Portfolio                   .290%
              International Fixed Income Portfolio              .375%
              Limited Duration Portfolio                        .285%
              Mortgage-Backed Securities Portfolio              .370%
              Municipal Portfolio                               .281%
              PA Municipal Portfolio                            .190%
              Special Purpose Fixed Income Portfolio            .375%
              Balanced Portfolio                                .450%
              Multi-Asset-Class Portfolio                       .309%
              Select Equity Portfolio                           .367%

Service Plan.


The Board of Trustees of the Fund has approved a Service Plan (the "Service Plan"). Under the Plan, Service Providers are paid for certain shareholder support service on behalf of Investment Class Shares of each Portfolio wherein the Fund has retained the Distributor to compensate organizations for providing shareholder support services to clients who purchase Investment Class Shares.
For this service, such Service Providers are compensated at an annual rate of
 .15% of the average net assets of the Investment Class Shares of each Portfolio. Fees paid pursuant to the Service Plan are separate fees of the Investment Class Shares of each Portfolio and will reduce the net investment income and total return of the Investment Class Shares of these Portfolios.

                            MAS Portfolio Management
                                                                 Manager
                                   Portfolio                      Since
Portfolio                           Manager                       (Year)
--------------------------------------------------------------------------------
Equity and Select             Arden C. Armstrong                  1994
Equity Portfolios:
--------------------------------------------------------------------------------
                              John D. Connolly                    1990
--------------------------------------------------------------------------------
                              Timothy G. Connors                  1994
--------------------------------------------------------------------------------
                              Nicholas J. Kovich                  1994
--------------------------------------------------------------------------------
                              Robert J. Marcin                    1994
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum          Equity (1987)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr.     Equity (1984)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
Value Portfolio:              Robert J. Marcin                    1990
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr              1984
--------------------------------------------------------------------------------
Small Cap Value and           Gary G. Schlarbaum          Small Cap (1987)
Mid Cap Value                                             Mid Cap (1994)
Portfolios:
--------------------------------------------------------------------------------
                              Gary D. Haubold             Small Cap (1993)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
                              Bradley S. Daniels          Small Cap (1986)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
Mid Cap Growth                Arden C. Armstrong                   1990
Portfolio:
--------------------------------------------------------------------------------
                              John D. Connolly                     1990
--------------------------------------------------------------------------------
Growth Portfolio:             Arden C. Armstrong                   1993
--------------------------------------------------------------------------------
                              John D. Connolly                     1993
--------------------------------------------------------------------------------
                              Timothy G. Connors                   1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fixed Income,                 Thomas L. Bennett            Fixed Income (1984)
Domestic Fixed                                             Domestic (1987)
Income, Special                                            Special Purpose
Purpose Fixed                                              (1992)
Income, and Fixed                                           Fixed Income II
Income II Portfolios:                                      (1990)
--------------------------------------------------------------------------------
                              Kenneth B. Dunn              Fixed Income and
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
                              Richard B. Worley            Fixed Income (1984)
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
Mortgage-Backed               Kenneth B. Dunn                      1992
Securities
Portfolio:
--------------------------------------------------------------------------------
                              Scott F. Richard                     1992
--------------------------------------------------------------------------------
High Yield                    Stephen F. Esser                     1989
Portfolio:
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1989
--------------------------------------------------------------------------------
Cash Reserves                 Ellen D. Harvey                      1990
Portfolio:
--------------------------------------------------------------------------------
Limited Duration              Ellen D. Harvey              Limited (1992)
and Intermediate                                           Intermediate (1994)
Duration
Portfolios:
--------------------------------------------------------------------------------
                              Scott F. Richard             Intermediate and
                                                           Limited (1994)
--------------------------------------------------------------------------------
                              Christian G. Roth            Intermediate and
                                                           Limited (1994)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Municipal and PA              Kenneth B. Dunn                      1994
Municipal Portfolios:
--------------------------------------------------------------------------------
                              Steven K. Kreider                    1992
--------------------------------------------------------------------------------
                              Scott F. Richard                     1994
--------------------------------------------------------------------------------
Balanced Portfolio:           John D. Connolly                     1992
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1992
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1992
--------------------------------------------------------------------------------
                              Richard B. Worley                    1992
--------------------------------------------------------------------------------
Multi-Asset-Class             John D. Connolly                     1994
Portfolio:
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1994
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1994
--------------------------------------------------------------------------------
                              J. David Germany                     1994
--------------------------------------------------------------------------------
                              Horacio A. Valeiras                  1994
--------------------------------------------------------------------------------
                              Dean Williams                        1994
--------------------------------------------------------------------------------
                              Richard B. Worley                    1994
--------------------------------------------------------------------------------
International                 Dean Williams                International
Equity and Emerging                                        (1988)
Markets Portfolios:                                        Emerging Markets
                                                           (1994)
--------------------------------------------------------------------------------
                              Horacio A. Valeiras          International
                                                           (1992)
                                                           Emerging Markets
                                                           (1993)
--------------------------------------------------------------------------------
Global Fixed Income           J. David Germany                  1993
and International
Fixed Income
Portfolios:
--------------------------------------------------------------------------------
                              Richard B. Worley                 1993
--------------------------------------------------------------------------------


A description of their business experience during the past five years is as follows:


Arden C. Armstrong, Portfolio Manager, joined MAS in 1986. She assumed responsibility for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity and Select Equity Portfolios in 1994.

Thomas L. Bennett, Portfolio Manager, joined MAS in 1984. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio 1987, the High Yield Portfolio in 1989, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994.

Timothy G. Connors, Portfolio Manager, joined MAS in 1994. Mr. Connors served as Vice President and Managing Director of CoreStates Investment Advisers from 1986 to 1994. He assumed responsibility for the Equity, Select Equity and Growth Portfolios in 1994.


John D. Connolly, Portfolio Manager, joined MAS in 1990. Mr. Connolly served as Senior Vice President and Chief Investment Strategist at Dean Witter Reynolds from 1984 to 1990. He assumed responsibility for the Equity, Select Equity and Mid Cap Growth Portfolios in 1990, the Balanced Portfolio in 1992, the Growth Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.


Bradley S. Daniels, Portfolio Manager, joined MAS in 1985. He assumed responsibility for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.


Kenneth B. Dunn, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the Municipal and PA Municipal Portfolios in 1994.

Stephen F. Esser, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the High Yield Portfolio in 1989.

J. David Germany, Portfolio Manager, joined MAS in 1991. He served as Vice President & Senior Economist for Morgan Stanley & Co. from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.

Ellen D. Harvey, Portfolio Manager, joined MAS in 1984. She assumed responsibility for the Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994.


Gary D. Haubold, Portfolio Manager, joined MAS in 1993. Mr. Haubold served as Senior Vice President at Wood, Struthers & Winthrop in 1993. He assumed responsibility for the Small Cap Value Portfolio in 1993 and the Mid Cap Value Portfolio in 1994.


Nicholas J. Kovich, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Equity and Select Equity Portfolios in 1994.

Steven K. Kreider, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Municipal and the PA Municipal Portfolios in 1992.

Robert J. Marcin, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Value Portfolio in 1990 and the Equity and Select Equity Portfolios in 1994.

Scott F. Richard, Portfolio Manager, joined MAS in 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994.

Christian G. Roth, Portfolio Manager, joined MAS in 1991. He served as Senior Associate, Dean Witter Capital Corporation from 1987 to 1991. He assumed responsibility for the Limited Duration and Intermediate Duration Portfolios in 1994.

Gary G. Schlarbaum, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Equity and Small Cap Value Portfolios in 1987, the Select Equity Portfolio in 1988, the Balanced Portfolio in 1992 and the
Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

Horacio A. Valeiras, Portfolio Manager, joined MAS in 1992. He served as an International Strategist from 1989 through 1992 for Credit Suisse First Boston and as Director-Equity Research in 1992. He assumed responsibility for the International Equity Portfolio in 1992, the Emerging Markets Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.

A. Morris Williams, Jr., Portfolio Manager, joined MAS in 1973. He assumed responsibility for the Equity Portfolio in 1984, the Select Equity Portfolio in 1988 and the Value Portfolio in 1984.

Dean Williams, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the International Equity Portfolio in 1988 and the Emerging Markets and Multi-Asset-Class Portfolios in 1994.

Richard B. Worley, Portfolio Manager, joined MAS in 1978. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.


ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Administrative services provided by MAS include shareholder communication services, regulatory reporting, office space and personnel. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.


GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.


Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. MAS may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Group Inc., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-six portfolios.


The shares of each portfolio of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the Investment Company Act of 1940, as amended, and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

As of January 25, 1996, AT&T Savings Plans Group Trust II (Berkeley Heights, NJ) owned controlling interests (as that term is defined in the Investment Company Act of 1940, as amended) of the Select Equity Portfolio; Forbes Health System (Philadelphia, PA) owned a controlling interest of the Domestic Fixed
Income Portfolio; Sun Company, Inc. (Philadelphia, PA) owned a controlling interest of the Cash Reserves Portfolio; Inglis House Foundation (Philadelphia,
PA) and Northwestern University (Evanston, IL) owned controlling interests of the Mortgage Backed Securities Portfolio; Ministers & Missionaries Benefit
Board (New York, NY) owned a controlling interest of the Emerging Markets Portfolio and R.& S. Roberts (Philadelphia, PA) owned a controlling interest of the Pennsylvania Municipal Portfolio.

Custodians: The Chase Manhattan Bank N.A., New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.


Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston, MA 02108-3913.

Reports: Shareholders receive semiannual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

Litigation: The Fund is not involved in any litigation.

Closed Holidays: Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Fixed Income, Special Purpose Fixed Income, Fixed Income Portfolio II, Limited Duration, Cash Reserves, High Yield, Mortgage-Backed Securities, Intermediate Duration, International Fixed Income, Global Fixed Income, Domestic Fixed Income, Municipal, and PA Municipal Portfolios will be closed on Martin Luther King Day, Columbus Day, and Veteran's Day.

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


Thomas L. Bennett,* Chairman of the Board of Trustees; Portfolio Manager, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.


David P. Eastburn, Trustee; Retired; formerly: Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; Vice President and Treasurer, The J. Paul Getty
Trust.

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.


James D. Schmid, President; [      ], Miller Anderson & Sherrerd, LLP; Director,
MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, Chase Manhattan Bank.


Lorraine Truten, CFA, Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

Douglas W. Kugler, Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Assistant Vice President, Provident Financial Processing Corporation.


John H. Grady, Jr., Secretary of the Fund since July 1995; Partner, Morgan, Lewis & Bockius, LLP; formerly Attorney, Ropes & Gray.

                       THIS PAGE INTENTIONALL LEFT BLANK

                                January 30, 1996

  Investment Adviser and Administrator:     Transfer Agent:

  Miller Anderson & Sherrerd, LLP           Chase Global Funds Services Company
  One Tower Bridge                          73 Tremont Street
  West Conshohocken,                        Boston, Massachusetts 02108-0913
  Pennsylvania 19428-2899

                         General Distribution Agent:

                         MAS Fund Distribution, Inc.
                         One Tower Bridge
                         P.O. Box 868
                         West Conshohocken,
                         Pennsylvania 19428-0868



                                Table of Contents

                         Page                                              Page

Fund Expenses              2      General Information
Prospectus Summary         4         Other Information                       52
Financial Highlights       8         Purchase of Shares                      52
Yield and Total Return    14         Redemption of Shares                    53
Investment Suitability    15         Shareholder Services                    54
Investment Limitations    15         Valuation of Shares                     54
Portfolio Summaries       17         Dividends, Capital Gains Distributions
Equity Investments        17           and Taxes                             56
Fixed-Income Investments  21         Investment Adviser                      58
Prospectus Glossary:                 Portfolio Management                    59
   Strategies             36         Administrative Services                 61
   Investments            41         General Distribution Agent              62
                                     Portfolio Transactions                  62
                                     Trustees and Officers                   64

                            ACCOUNT REGISTRATION FORM

                           MAS Fund Distribution, Inc.
                           General Distribution Agent
REGISTRATION/PRIMARY MAILING ADDRESS




   City                                                     State            Zip
   Telephone No.
   Type of Account: o Defined Benefit Plan        o Defined Contribution Plan
                    o Profit Sharing/Thrift Plan  o Other Employee Benefit Plan
                    o Endowment    o Foundation   o Taxable    o Other (Specify)
   o United States Citizen  o Resident Alien
   o Non-Resident Alien, Indicate Country of Residence
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                     State            Zip
   Telephone No.
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                     State            Zip
   Telephone No.
INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City                                                     State            Zip
   Telephone No.
INVESTMENT
For Purchase of:

   o Equity Portfolio
   o Value Portfolio
   o Growth Portfolio
   o Mid Cap Growth Portfolio
   o Balanced Portfolio
   o Multi-Asset-Class Portfolio
   o Balanced Investing--Indicate Portfolios
   o Fixed Income Portfolio


   o Fixed Income Portfolio II
   o Special Purpose Fixed Income Portfolio
   o High Yield Portfolio
   o Limited Duration Fixed Income Portfolio
   o Intermediate Duration Portfolio
   o Mortgage-Backed Securities Portfolio
   o Cash Reserves Portfolio
   o International Equity Portfolio


   o Emerging Markets Portfolio
   o International Fixed Income Portfolio
   o Global Fixed Income Portfolio
   o Municipal Portfolio
   o PA Municipal Portfolio
   o Mid Cap Value Portfolio
   o Domestic Fixed Income Portfolio

     TAXPAYER IDENTIFICATION NUMBER
     Part 1.
                                          Social Security Number
                -        -
                                                    or
                                      Employer Identification Number
                -


     Part 2. BACKUP WITHHOLDING

     o Check the box if the account is subject to Backup Withholding under the provisions of Section 3406(a)(1)(C) of the Internal Revenue Code.




                            IMPORTANT TAX INFORMATION

You (as payee) are required by law to provide us (as payer) with your current taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 31% rate on ordinary income and capital gains distributions as well as redemptions. Backup withholding isnot an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld.

You may be notified that you are subject to backup withholding under section 3406(a)(1)(C) because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment. If you have been so notified, check the box in
PART 2 at left.






  TELEPHONE REDEMPTION OPTION
  The Fund is hereby authorized to honor any telephone or telegraphic requests believed to be authentic for the following:
                 (check one or both)
    o Mailing of Redemption proceeds to the name and address in Section 1 above.
    o Wire of Redemption proceeds to:

                                Name of Commercial Bank (Not Savings Bank)
Bank Account Number


 ..............................................................................
                             Name(s) in which your Bank Account is Established


 ..............................................................................
                                            Bank's Street Address

         .....................................................................

            City                   State          Zip       Routing/ABA Number

     DISTRIBUTION OPTION
       o Income dividends and capital gains distributions to be reinvested in additional shares.
       o Income dividends and capital gains distributions to be paid in cash.
       o Income dividends in cash and capital gains distributions in additional shares.

If cash option is chosen, please indicate instructions below:
  o Mail distribution check to the name and address in which account is registered.
  o Wire distributions to the same Commercial Bank indicated in Section 5 above.
  o Wire distributions to:
             Name of Commercial Bank (Not Savings Bank)     Bank Account Number

                     Name(s) in which your Bank Account is Established

                                      Bank's Street Address

City                              State            Zip       Routing/ABA Number
SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION
The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current Prospectus of the MAS Funds and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete.

     (X)

     Signature                                       Date
     (X)
     Signature                                       Date              (X)
     (X)
     Signature                                       Date
     (X)
     Signature                                       Date

                            FOR INTERNAL USE ONLY (X)



    Signature                                        Date




      O*            F             OR             S

Client Services:  1-800-354-8185          Prices and Investment Results:  1-800-

522-1525


MAS Funds (the Fund) is a no-load mutual fund consisting of twenty-six portfolios, twenty-four of which are described in this Prospectus. Each portfolio in this Prospectus operates as a separate diversified investment company except the Global Fixed Income, International Fixed Income, and Emerging Markets Portfolios which are non-diversified investment companies. The investment objective of each portfolio is described with a summary of investment policies as referenced below. The Fund's Select-Equity and Small Cap Value Portfolios are not currently being offered to new investors. This Prospectus offers the Adviser Class Shares of the Fund. The Fund also offers
Institutional Class Shares and Investment Class Shares.


Shares of the Cash Reserves Portfolio are neither insured nor guaranteed by the U.S. Government. The Portfolio seeks to maintain, but there can be no assurance that it will be able to maintain, a constant net asset value of $1.00 per share.


The High Yield Portfolio will invest primarily, and certain other portfolios of the Fund may invest to varying degrees, in high yield, high risk securities which are speculative with regard to payment of interest and return of principal (commonly referred to as junk bonds); therefore, investments in these portfolios may not be suitable for all investors. See High Yield Investing in the Glossary of Strategies for additional information regarding certain risks associated with investment in such securities.


                         PORTFOLIO PAGE REFERENCE

How to Use This Prospectus: 3             Fixed Income:                               Balanced:                    34
--------------------------                -------------                               ---------
                                            Cash Reserves                  21         Multi-Asset-Class:           35
Portfolio Summaries:                        Domestic Fixed Income          22
Equity:                                     Fixed Income                   23         Select Equity  Portfolio:     6
  Emerging Markets         17               Fixed Income II                24
  Equity                   17               Global Fixed Income            25         Prospectus Glossary:
  Growth                   18               High Yield                     26           Strategies                 36
  International Equity     18               Intermediate Duration          27           Investments                41
  Mid Cap Growth           19               International Fixed Income     28
  Mid Cap Value            19               Limited Duration               29         Other Information:           52
  Small Cap Value          20               Mortgage-Backed Securities     30         Table of Contents:   Back Cover
  Value                    20               Municipal                      31
                                            PA Municipal                   32
                                            Special Purpose Fixed Income   33



This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 30, 1996 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.



          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
    THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY


ADVISER CLASS SHARES


The following tables illustrate the various expenses and fees that a shareholder for that portfolio will incur either directly or indirectly. The expenses and fees set forth below are based on each portfolio's operations during the fiscal year ended September 30, 1995, except portfolios whose Total Operating Expenses have been capped. An estimate has been provided for portfolios with less than 10 months of operations.

           Shareholder Transaction Expenses:
           Sales Load Imposed on Purchases                              None
           Sales Load Imposed on Reinvested Dividends                   None
           Redemption Fees                                              None
           Exchange Fees                                                None

           Annual Fund Operating Expenses:
           (as a percentage of average net assets after fee waivers)
           12b-1 Fees                                                   .  %

                             Investment                               Total
                             Advisory                     Other      Operating
Portfolio                      Fees        12b-1 Fees    Expenses     Expenses
Emerging Markets                                   %          %        %*
Equity
Growth
International Equity
Mid Cap Growth
Mid Cap Value                                                           *
Small Cap Value
Value
Cash Reserves                                                           *
Domestic Fixed Income                                                   *
Fixed Income
Fixed Income II
Global Fixed Income                                                     *
High Yield                                                              *
Intermediate Duration                                                   *
International Fixed Income                                              *
Limited Duration                                                        *
Mortgage-Backed Securities                                              *
Municipal                                                               *
PA Municipal                                                            *
Special Purpose Fixed
Income
Balanced                                                                *
Multi-Asset-Class                                                       *
Select Equity

*After fee waivers and reimbursements.

*Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively. Absent fee waivers and reimbursements by the Adviser, Total Operating Expenses would be ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, ___%, and ___% for the Emerging
Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Intermediate Duration, International Fixed Income, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset Class and Select Equity Portfolios, respectively.

EXAMPLE

The purpose of this table is to assist in understanding the various expenses that a shareholder in a portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. For portfolios with less than 10 months of operations, only the 1 and 3 year examples are shown.

Portfolio           1 year          3 year           5 year           10 year

Emerging Markets    $               $                $                $

Equity
Growth
International Equity
Mid Cap Growth
Mid Cap Value
Small Cap Value
Value
Cash Reserves
Domestic Fixed Income
Fixed Income
Fixed Income II
Global Fixed Income
High Yield
Intermediate Duration
International Fixed Income
Limited Duration
Mortgage-Backed Securities
Municipal
PA Municipal
Special Purpose Fixed Income
Balanced
Multi-Asset-Class
Select Equity

                           HOW TO USE THIS PROSPECTUS

A PROSPECTUS SUMMARY begins on page __;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page
__;

GENERAL INFORMATION including INVESTMENT LIMITATIONS pertinent to all portfolios begins on page __;

SUMMARY PAGES for each portfolio's Objective, Policies and Strategies begin on page __;


The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page __;

OTHER INFORMATION including SHAREHOLDER SERVICES begins on page __.

PROSPECTUS SUMMARY

EQUITY PORTFOLIOS

Emerging Markets - seeks to achieve long-term capital growth by investing primarily in Common Stocks of Emerging Market Issuers.

Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks of companies which are deemed by the Adviser to have earnings growth potential greater than the economy in general and greater than the expected rate of inflation.

Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of larger size companies that are deemed by the Adviser to offer long-term growth potential.

International Equity - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Foreign Equities.

Mid Cap Growth - seeks to achieve long-term capital growth by investing primarily in a diversified portfolio of Common Stocks of smaller companies that are deemed by the Adviser to offer long-term growth potential.

Mid Cap Value - (not currently offered to new investors) seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in Common Stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.

Small Cap Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks with equity capitalizations in the range of companies represented in the Russell 2000 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The portfolio will typically exhibit lower price/earnings and price/book value ratios than the Russell 2000.

Value - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/earnings ratios and price/book ratios.

FIXED-INCOME PORTFOLIOS

Cash Reserves - seeks to realize maximum current income, consistent with preservation of capital and liquidity, by investing in a diversified portfolio of money-market instruments, Cash Equivalents and other short-term securities having expected maturities of thirteen months or less. The portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

Domestic Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Governments, Corporates rated "A" or higher, Mortgages Securities, other Fixed-Income Securities rated "A" or higher of domestic issuers and Derivatives. The portfolio's average weighted maturity will ordinarily be greater than five years.

Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Fixed Income II - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, investment grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities (rated A or higher) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Global Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Fixed-Income Securities, Foreign Bonds and Derivatives representing securities of United States and foreign issuers. The portfolio's average weighted maturity will ordinarily exceed five years.


High Yield - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of High Yield Securities, Corporates and other Fixed-Income Securities(including bonds rated below investment grade) and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.

Intermediate Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments and investment-grade Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio will maintain an average duration of between two and five years.


International Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Foreign Bonds and Derivatives. The portfolio's average weighted maturity will ordinarily exceed five years.


Limited Duration - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Mortgage Securities, investment-grade Corporates and other Fixed-Income Securities. The portfolio will maintain an average duration of between one and three years.


Mortgage-Backed Securities - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Mortgage Securities and other Fixed-Income Securities and Derivatives. The portfolio's average weighted maturity will ordinarily exceed seven years.

Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with conservation of capital and the realization of current income which is exempt from federal income tax, by investing primarily in a diversified portfolio of Municipals and other Fixed-Income Securities and Derivatives, including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

PA Municipal - seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income which is exempt from federal income tax and Pennsylvania personal income tax by investing in a diversified portfolio of PA Municipals and other Fixed-Income Securities and Derivatives including a limited percentage of bonds rated below investment grade. The portfolio's average weighted maturity will ordinarily be between ten and thirty years.

Special Purpose Fixed Income - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of U.S. Governments, Corporates, Mortgage Securities, Foreign Bonds and other Fixed-Income Securities and Derivatives. The portfolio is structured to complement an investment in one or more of the Fund's Equity Portfolios for investors seeking a balanced investment. The portfolio's average weighted maturity will ordinarily exceed five years.

BALANCED INVESTING


Balanced Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of Equity Securities, Fixed-Income Securities and Derivatives. When the Adviser judges the relative outlook for the equity and fixed-income markets to be neutral, the portfolio will be invested 60% in equity securities and 40% in fixed-income securities. The asset mix is actively managed by the Adviser, with equity securities ordinarily representing between 45% and 75% of the total investment. The average weighted maturity of the fixed-income portion of the portfolio will ordinarily be greater than five years.

Multi-Asset-Class Portfolio - seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Equity Securities, Fixed-Income Securities and High Yield Securities of United States and foreign issuers and Derivatives. The asset mix is actively managed by the Adviser.

Balanced Investing and the Balanced Investment Program - MAS offers a balanced investing option allowing clients to combine investments in two or more portfolios of the Fund. Clients can authorize MAS to manage the mix of assets among the portfolios according to their individual objectives and specifications. If client objectives are consistent with active management of investments in the Equity and Special Purpose Fixed Income Portfolios around a 60/40 asset mix, the account will be managed in the same manner as the Adviser's fully-discretionary, Balanced Investment Program. When client objectives require use of different portfolios, a different neutral asset mix or specific limitations, a balanced program is managed according to those specifications.


SELECT EQUITY PORTFOLIO (Not currently offered to new investors)


The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having direct investment or employees in South Africa. The Portfolio is not currently accepting new investors.


RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to each Portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in bold type:


o Each portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

o Each portfolio may participate in a Securities Lending program which entails a risk of loss should a borrower fail financially;

o Fixed-Income Securities will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by a portfolio. The value of fixed-income securities can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa;

Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will affect a Portfolio's net asset value.


o Securities purchased on a When-Issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

o Each portfolio (except the Cash Reserves Portfolio) may invest a portion of its assets in Derivatives including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so;

o Investments in floating rate securities (Floaters) and inverse floating rate securities (Inverse Floaters) and mortgage-related securities (Mortgage Securities), including principal-only and interest-only Stripped Mortgage-Backed Securities (SMBS), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets);


o From time to time Congress has considered proposals to restrict or eliminate the tax-exempt status of Municipals. If such proposals were enacted in the future, the Municipal Portfolio and the PA Municipal Portfolio would reconsider their investment objectives and policies;

o Investments in securities rated below investment grade, generally referred to as High Yield, high risk or junk bonds, carry a high degree of credit risk and are considered speculative by the major rating agencies;

o Investments in foreign securities involve certain special considerations which are not typically associated with investing in U.S. companies. See Foreign Investing. The portfolios investing in foreign securities may also engage in foreign currency exchange transactions. See Forwards, Futures & Options, and Swaps; and,

o The Emerging Markets, Global Fixed Income, and International Fixed Income Portfolios are Non-Diversified for purposes of the Investment Company Act of 1940, as amended, meaning that they may invest a greater percentage of assets in the securities of one issuer than the other portfolios.


HOW TO INVEST: Adviser Class Shares of each portfolio are offered to investors through Shareholder Organizations who have a contractual agreement with the Fund's distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others or through the Fund's distributor. Shares are offered without a sales commission at the net asset value of the portfolio next determined after receipt of an order by the Fund. Share purchases may be made through the Shareholder Organization, subject to the procedures and policies of each such Organization. The minimum initial investment for Adviser Class Shares is $500,000. The Fund also offers Institutional and Investment Class Shares which differ from the Adviser Class Shares in expenses charged and purchase requirements. Further information relating to the other classes may be obtained by calling 800-354-8185.


HOW TO REDEEM: Shares of each portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price, except ordinarily in the case of the Cash Reserves Portfolio which seeks to maintain, but does not guarantee, a constant net asset value per share of $1.00. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser" or "MAS") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of the Morgan Stanely Group, Inc., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of the date of this Prospectus had in excess of $35 billion in assets under management.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

ADMINISTRATIVE SERVICES: The Adviser provides the Fund directly, or through third parties, with fund administration services. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., serves as Transfer Agent to the Fund. See Administrative Services.

             Financial Highlights - Fiscal Years Ended September 30

                       Selected per share data and ratios
                 for a share of the Institutional Class of each
                  Portfolio outstanding throughout each period

The following information should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders and incorporated by reference in the Statement of Additional Information. The Fund's financial statements for the year ended September 30, 1995 have been examined by Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information.

Institutional Class share financial information is provided to investors for informational purposes only and should be referred to as an historical guide to a Portfolio's operations and expenses. Past performance does not indicate future results. Financial information for Adviser Class Shares will be provided to investors upon completion of the fiscal year end.

(Adjusted to reflect a 2.5 for 1 share split as of August 13, 1993 except for the Emerging Markets, Mid Cap Value, Cash Reserves, Global Fixed Income, Intermediate Duration, International Fixed Income and Multi-Asset-Class Portfolios)

Emerging Markets Portfolio (Commencement of Operations 2/28/95)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.10         $1.53           $1.63            --                --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995     $11.63      16.30%     $ 42,459        1.18%*++        2.04%*         63%

Equity Portfolio (Commencement of Operations 11/14/84)


                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $21.05      $0.52         $4.55           $5.07        ($0.52)           ($1.17)                --          ($1.69)
1994       22.82       0.44          0.41            0.85         (0.41)            (2.21)                --           (2.62)
1993       22.04       0.41          1.95            2.36         (0.43)            (1.15)                --           (1.58)
1992       20.78       0.43          1.86            2.29         (0.42)            (0.61)                --           (1.03)
1991       15.86       0.44          5.64            6.08         (0.44)            (0.72)                --           (1.16)
1990       18.65       0.48         (2.57)          (2.09)        (0.54)            (0.16)                --           (0.70)
1989       14.48       0.51          4.15            4.66         (0.46)            (0.03)                --           (0.49)
1988       17.14       0.40         (1.93)          (1.53)        (0.32)            (0.81)                --           (1.13)
1987       14.09       0.43          3.67            4.10         (0.41)            (0.64)                --           (1.05)
1986       10.83       0.45          3.49            3.94         (0.49)            (0.19)                --           (0.68)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $24.43      26.15%    $1,597,632         0.61%           2.39%*       67%
1994       21.05       4.11      1,193,017         0.60            2.10         41
1993       22.82      11.05      1,098,003         0.59            1.86         51
1992       22.04      11.55        918,989         0.59            2.03         21
1991       20.78      40.18        675,487         0.60            2.36         33
1990       15.86     (11.67)       473,261         0.59            2.66         44
1989       18.65      32.95        602,261         0.59            3.29         29
1988       14.48      (8.41)       385,864         0.62            2.99         51
1987       17.14      30.89        322,803         0.66            2.88         66
1986       14.09      37.60        108,367         0.68            3.17         52

International Equity Portfolio (Commencement of Operations 11/25/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $14.52      $0.19        ($0.75)         ($0.56)             --            ($1.35)          ($0.10)+        ($1.45)
1994       13.18       0.12          1.63            1.75           (0.16)            (0.25)              --           (0.41)
1993       11.03       0.21          2.14            2.35           (0.20)               --               --           (0.20)
1992       11.56       0.36         (0.33)           0.03           (0.56)               --               --           (0.56)
1991        9.83       0.22          1.83            2.05           (0.23)            (0.09)              --           (0.32)
1990       11.86       0.26         (1.90)          (1.64)          (0.31)            (0.08)              --           (0.39)
1989       10.00       0.26          1.75            2.01           (0.15)              --                --           (0.15)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------



1995      $12.51     (3.36%)    $1,160,986        0.70%           1.90%        112%
1994       14.52     13.33       1,132,867        0.64            0.89          69
1993       13.18     21.64         891,675        0.66            1.23          43
1992       11.03      0.37         512,127        0.70            1.41          42
1991       11.56     21.22         274,295        0.67            2.08          51
1990        9.83    (14.38)        126,035        0.65            2.40          45
1989       11.86     20.36          87,083        0.63*           3.05*          4


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of net realized gains.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Emerging Markets Portfolio from exceeding 1.18%. Voluntarily waived fees and reimbursed expenses totalled 0.29%* for the period ended September 30, 1995.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Emerging Markets Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Equity and International Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.66%, respectively.

Mid Cap Growth Portfolio (Commencement of Operations 3/30/90)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $16.29       $0.03         $4.21           $4.24        ($0.03)            ($1.90)              --            ($1.93)
1994       18.56        0.02         (0.58)          (0.56)        (0.01)             (1.70)              --             (1.71)
1993       14.51        0.01          4.80            4.81            --              (0.76)              --             (0.76)
1992       14.92        0.01          0.44            0.45         (0.03)             (0.83)              --             (0.86)
1991        9.00        0.04          5.91            5.95         (0.03)                --               --             (0.03)
1990       10.00        0.02         (1.01)          (0.99)        (0.01)                --               --             (0.01)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $18.60      30.56%      $373,547         0.61%           0.21%        129%
1994      16.29      (3.28)       302,995         0.60            0.12           55
1993      18.56      33.92        309,459         0.59            0.07           69
1992      14.51       2.87        192,817         0.60            0.05           39
1991      14.92      66.26        171,163         0.60            0.29           46
1990       9.00      (9.98)        76,398         0.64*           0.34*          23


Mid Cap Value Portfolio (Commencement of Operations 12/30/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------

1995     $10.00       $0.55o         $2.90           $3.45           --                 --                --              --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------



1995     $13.45      34.50%      $  4,507        0.93%*++         10.13*o      639%o


Small Cap Value Portfolio (Commencement of Operations 7/01/86)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.67      $0.19          $2.49           $2.68         ($0.14)          ($1.93)               --            ($2.07)
1994       17.55       0.16           1.14            1.30          (0.24)           (0.94)               --             (1.18)
1993       12.84       0.18           4.64            4.82          (0.11)              --                --             (0.11)
1992       11.45       0.10           1.48            1.58          (0.19)              --                --             (0.19)
1991        7.20       0.23           4.21            4.44          (0.19)              --                --             (0.19)
1990       10.42       0.28          (3.05)          (2.77)         (0.45)              --                --             (0.45)
1989        8.54       0.34           1.74            2.08          (0.20)              --                --             (0.20)
1988       10.24       0.18          (1.42)          (1.24)         (0.14)           (0.32)               --             (0.46)
1987        9.35       0.13           0.84            0.97          (0.08)              --                --             (0.08)
1986       10.00       0.08          (0.73)          (0.65)            --               --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $18.28      18.39%      $430,368         0.87            1.20%         119%
1994      17.67       8.04        308,156         0.88            0.91          162
1993      17.55      37.72        175,029         0.88            1.33           93
1992      12.84      14.12        105,886         0.86            1.06           50
1991      11.45      63.07         52,182         0.88            1.70           53
1990       7.20     (27.63)       100,848         0.85            1.77           59
1989      10.42      24.85        189,223         0.85            3.48           36
1988       8.54     (11.50)       202,500         0.86            2.32           41
1987      10.24      10.53        201,621         0.92            1.67           38
1986       9.35      (6.52)        87,755         0.902           2.274*          0


Value Portfolio (Commencement of Operations 11/05/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.63       $0.31         $3.34           $3.65         ($0.31)           ($1.08)              --           ($1.39)
1994       12.76        0.30          0.59            0.89          (0.29)            (0.73)              --            (1.02)
1993       12.67        0.30          1.92            2.22          (0.31)            (1.82)              --            (2.13)
1992       12.92        0.35          1.05            1.40          (0.38)            (1.27)              --            (1.65)
1991       10.29        0.44          3.79            4.23          (0.44)            (1.16)              --            (1.60)
1990       14.56        0.52         (3.14)          (2.62)         (0.62)            (1.03)              --            (1.65)
1989       12.42        0.54          2.73            3.27          (0.47)            (0.66)              --            (1.13)
1988       15.81        0.48         (1.68)          (1.20)         (0.46)            (1.73)              --            (2.19)
1987       14.26        0.55          2.47            3.02          (0.53)            (0.94)              --            (1.47)
1986       10.78        0.57          3.89            4.46          (0.58)            (0.40)              --            (0.98)


*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary in order to keep the total annual operating expenses for the Mid Cap Value Portfolio from exceeding 0.88%. Voluntarily waived and reimbursed expenses totalled 2.13%* for the period ended September 30, 1995.
# Formerly Emerging Growth Portfolio (through May 17, 1995) and Small Capitalization Value Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average
   Net Assets for the Mid Cap Growth and Mid Cap Value Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.60% and 0.88%*, respectively. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Small Cap Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ.
o Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a nonrecurring initiative to invest in higher-paying dividend income producing securities.


         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period      Return    (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------


1995     $14.89      32.58%     $1,271,586        0.60%           2.43%          56%
1994      12.63       7.45         981,337        0.61            2.40           54
1993      12.76      19.67         762,175        0.59            2.48           43
1992      12.67      12.83         448,329        0.60            2.87           55
1991      12.92      45.54         458,117        0.60            3.67           64
1990      10.29     (19.88)        369,044        0.59            3.87           51
1989      14.56      28.49         726,776        0.59            4.05           35
1988      12.42      (5.40)        619,287        0.59            3.96           47
1987      15.81      22.99         700,538        0.62            3.68           28
1986      14.26      43.65         636,805        0.66            4.26           33


Cash Reserves Portfolio (Commencement of Operations 8/29/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $1.000       $.055           --            $.055        ($.055)               --               --             ($.055)
1994       1.000        .034           --             .034         (.034)               --               --              (.034)
1993       1.000        .028           --             .028         (.028)               --               --              (.028)
1992       1.000        .038           --             .038         (.038)               --               --              (.038)
1991       1.000        .064           --             .064         (.064)               --               --              (.064)
1990       1.000        .007           --             .007         (.007)               --               --              (.007)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995     $1.000      5.57%       $44,624         0.33%++          5.45%         N/A
1994      1.000      3.40         37,933         0.32++           3.70          N/A
1993      1.000      2.81         10,717         0.32++           2.78          N/A
1992      1.000      3.89         12,935         0.32++           3.95          N/A
1991      1.000      6.63         24,163         0.32++           6.57          N/A
1990      1.000      0.74         23,285         0.48*            8.31*         N/A


Domestic Fixed Income Portfolio (Commencement of Operations 9/30/87)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.87       $0.52         $0.87           $1.39         ($0.23)               --                --           ($0.23)
1994       11.99        0.94         (1.23)          (0.29)         (0.95)           ($0.73)           ($0.15)+          (1.83)
1993       11.80        0.84          0.66            1.50          (0.78)            (0.53)               --            (1.31)
1992       11.34        0.87          0.76            1.63          (1.00)            (0.17)               --            (1.17)
1991       10.26        0.92          1.10            2.02          (0.94)               --                --            (0.94)
1990       10.90        0.87         (0.45)           0.42          (0.96)            (0.10)               --            (1.06)
1989       10.78        0.86          0.08            0.94          (0.78)            (0.04)               --            (0.82)
1988        9.99        0.73          0.52            1.25          (0.45)            (0.01)               --            (0.46)
1987       10.00          --         (0.01)          (0.01)            --                --                --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.03     14.33%       $36,147         0.51%++         6.80%         313%
1994        9.87     (2.87)        36,521         0.50++          7.65           78
1993       11.99     14.08         90,350         0.50            7.15           96
1992       11.80     15.41         98,130         0.47            7.67          136
1991       11.34     20.99         83,200         0.48            8.18          131
1990       10.26      3.90         77,622         0.48            8.35          181
1989       10.90      9.14         68,855         0.49            8.24          219
1988       10.78     12.63         53,236         0.50            8.62          224
1987        9.99     (0.10)        14,981         N/A             N/A           N/A

*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Cash Reserves and Domestic Fixed Income Portfolios from exceeding 0.32% and 0.50% respectively for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.05%, 0.08%, 0.24%, 0.14% and 0.11% for the years 1991, 1992, 1993, 1994 and 1995, respectively, for the Cash Reserves Portfolio. For 1994 and 1995, such fees and expenses were 0.03% and 0.09%, respectively, for the Domestic Fixed Income Portfolio.
#  Formerly Select Fixed Income Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Value Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Cash Reserves and Domestic Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.32% and 0.50%, respectively.

Fixed Income Portfolio (Commencement of Operations 11/14/84)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.93       $0.80         $0.69           $1.49        ($0.60)               --                 --          ($0.60)
1994       12.86        0.77         (1.28)          (0.51)        (0.82)            ($0.47)           ($0.13)+         (1.42)
1993       12.67        0.88          0.75            1.63         (0.83)             (0.61)               --           (1.44)
1992       12.20        0.90          0.74            1.64         (1.02)             (0.15)               --           (1.17)
1991       10.94        0.94          1.25            2.19         (0.93)                --                --           (0.93)
1990       11.64        0.92         (0.49)           0.43         (1.03)             (0.10)               --           (1.13)
1989       11.40        0.90          0.11            1.01         (0.76)             (0.01)               --           (0.77)
1988       10.86        0.97          0.43            1.40         (0.86)                --                --           (0.86)
1987       11.95        0.93         (0.61)           0.32         (0.91)             (0.50)               --           (1.41)
1986       10.92        0.99          1.20            2.19         (1.02)             (0.14)               --           (1.16)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.82      14.19%    $1,487,409        0.49%           7.28%         140%
1994       10.93      (4.43)     1,194,957        0.49            6.79          100
1993       12.86      14.26        909,738        0.47            7.06          144
1992       12.67      14.35        859,712        0.47            7.50          137
1991       12.20      21.12        831,547        0.47            8.25          143
1990       10.94       3.79        666,736        0.46            8.43          209
1989       11.64       9.25        559,995        0.47            8.36          100
1988       11.40      13.43        405,385        0.49            8.91          168
1987       10.86       2.55        290,824        0.52            8.54          202
1986       11.95      21.27         95,898        0.55            8.39          169

Fixed Income Portfolio II (Commencement of Operations 8/31/90)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.42       $0.71         $0.71           $1.42         ($0.51)                --               --           ($0.51)
1994       11.97        0.63         (1.16)          (0.53)         (0.67)            ($0.21)          ($0.14)+          (1.02)
1993       11.67        0.69          0.77            1.46          (0.61)             (0.55)              --            (1.16)
1992       11.34        0.77          0.61            1.38          (0.81)             (0.24)              --            (1.05)
1991       10.09        0.81          1.10            1.91          (0.66)                --               --            (0.66)
1990       10.00        0.04          0.05            0.09            --                  --               --               --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------



1995      $11.33     14.13%      $176,945         0.51%           6.75%         153%
1994       10.42     (4.76)       129,902         0.51            6.07          137
1993       11.97     13.53         94,836         0.51            6.17          101
1992       11.67     13.02         78,302         0.49            7.05          182
1991       11.34     19.59         42,881         0.49            7.76          190
1990       10.09      0.88         20,729         0.52*           8.00*           7


Global Fixed Income Portfolio (Commencement of Operations 4/30/93)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.20       $0.71         $0.81           $1.52         ($0.67)              --               --            ($0.67)
1994       10.67        0.58         (0.61)          (0.03)         (0.41)           (0.03)              --             (0.44)
1993       10.00        0.13          0.61            0.74          (0.07)              --               --             (0.07)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return     (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.05     15.54%       $55,147         0.58%           6.34           118%
1994       10.20     (0.29)        43,066         0.57            5.48           117
1993       10.67      7.43         53,164         0.58*++         5.08*           30

*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Global Fixed Income Portfolio from exceeding 0.58%. Voluntarily waived fees and reimbursed expenses totalled 0.18%* for the Global Fixed Income Portfolio in 1993.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Fixed Income, Fixed Income II and Global Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%, 0.49% and 0.56%, respectively.

High Yield Portfolio (Commencement of Operations 2/28/89)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995       $8.97       $0.90          $0.19          $1.09        ($0.85)           ($0.08)            ($0.05)+         ($0.98)
1994        9.49        0.75          (0.42)          0.33         (0.69)            (0.16)                --            (0.85)
1993        8.58        0.73           0.90           1.63         (0.72)               --                 --            (0.72)
1992        7.80        0.74           0.89           1.63         (0.85)               --                 --            (0.85)
1991        7.07        1.42           0.82           2.24         (1.51)               --                 --            (1.51)
1990        9.98        1.36          (2.82)         (1.46)        (1.42)            (0.03)                --            (1.45)
1989       10.00        0.55          (0.44)          0.11         (0.13)               --                 --            (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $9.08      13.58%      $220,785          0.50%          10.68%        96%
1994       8.97       3.57        182,969          0.50            9.01        112
1993       9.49      20.12         50,396          0.53++          8.94         99
1992       8.58      22.49         20,491          0.53++          9.74        148
1991       7.80      36.70          6,453          0.76           19.45        106
1990       7.07     (16.26)         4,820          0.82           16.93         65
1989       9.98       0.91          3,479          0.73*          11.66*        17


Intermediate Duration Portfolio (Commencement of Operations 10/3/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.00       $0.69         $0.42           $1.11         ($0.43)              --               --             ($0.43)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.68     11.39%      $ 19,237        0.52%*++         6.56%*        168%

International Fixed Income Portfolio (Commencement of Operations 4/29/94)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.05       $0.67        $0.92            $1.59         ($0.63)              --                --           ($0.63)
1994       10.00        0.21        (0.11)            0.10          (0.05)              --                --            (0.05)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.01     16.36%      $127,882        0.54%            6.35%*        140%
1994       10.05      1.01         66,879        0.60*++          5.83*          31


Limited Duration Portfolio (Commencement of Operations 3/31/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.19       $0.56        $0.22           $0.78         ($0.55)               --              ($0.01)+       ($0.56)
1994       10.72        0.56        (0.52)           0.04          (0.51)            (0.04)             ($0.02)+        (0.57)
1993       10.58        0.32         0.22            0.54          (0.32)            (0.08)                 --          (0.40)
1992       10.00        0.19         0.49            0.68          (0.10)               --                  --          (0.10)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.41      7.95%     $100,186         0.43%++          5.96%         119%
1994       10.19      0.40        62,775         0.41             4.16          192
1993       10.72      5.33       128,991         0.42++           3.92          217
1992       10.58      6.90        13,065         0.49*            4.99*         159

*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the High Yield, Intermediate Duration, International Fixed Income and Limited Duration Portfolios from exceeding 0.525%, 0.52%, 0.60%, and 0.42%, respectively. Voluntarily waived fees and reimbursed expenses totalled 0.22% and 0.09% in 1992 and 1993 for the High Yield Portfolio; 0.08%* for the period ended September 30, 1995 for the Intermediate Duration Portfolio; 0.11%* in 1994 for the International Fixed Income Portfolio; and 0.03% and 0.02% for the years ended September 30, 1993 and 1995, respectively.
# Formerly High Yield Securities Portfolio and Intermediate Duration Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Intermediate Duration and International Fixed Income Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the High Yield and Limited Duration Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.49% and 0.42%, respectively.

Mortgage-Backed Securities Portfolio (Commencement of Operations 1/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.95       $0.72         $0.47            $1.19        ($0.65)              --                --            ($0.65)
1994       10.95        0.52         (0.83)           (0.31)        (0.45)          ($0.21)           ($0.03)+           (0.69)
1993       10.44        0.63          0.48             1.11         (0.60)              --                --             (0.60)
1992       10.00        0.29          0.28             0.57         (0.13)              --                --             (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.49     12.52%       $ 49,766       0.50%++          6.35%         107%
1994        9.95     (2.95)        119,518       0.50++           5.30          220
1993       10.95     11.03          50,249       0.50++           6.92           93
1992       10.44      5.75          13,601       0.50*++          8.11*         133


Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.04       $0.59         $0.71           $1.30         ($0.59)              --                --           ($0.59)
1994       11.15        0.51         (1.01)          (0.50)         (0.54)              --            ($0.07)+          (0.61)
1993       10.00        0.37          1.04            1.41          (0.26)              --                --            (0.26)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.75      13.37%      $36,040         0.50%++         5.64%         58%
1994       10.04      (4.64)       38,549         0.50++          4.98          34
1993       11.15      14.20        26,914         0.50*++         4.65*         66


PA Municipal Portfolio (Commencement of Operations 10/01/92)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $10.13       $0.58         $0.77           $1.35         ($0.57)               --              --             ($0.57)
1994       11.26        0.56         (1.00)          (0.44)         (0.64)           ($0.05)             --              (0.69)
1993       10.00        0.39          1.17            1.56          (0.30)               --              --              (0.30)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $10.91     13.74%       $15,734        0.50%++          5.56%         57%
1994       10.13     (4.08)       23,515         0.50++           5.39          69
1993       11.26     15.81        15,633         0.50*++          4.74*         94


Special Purpose Fixed Income Portfolio (Commencement of Operations 3/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995o     $11.52       $0.91         $0.75            $1.66        ($0.65)              --                 --           ($0.65)
1994       13.40        0.80         (1.28)           (0.48)        (0.78)          ($0.53)            ($0.09)+          (1.40)
1993       12.72        0.88          0.92             1.80         (0.82)           (0.30)                --            (1.12)
1992       11.80        0.39          0.72             1.11         (0.19)              --                 --            (0.19)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------
1995      $12.53     14.97%      $390,258         0.49%           7.33%         143%
1994       11.52     (4.00)       384,731         0.50            6.66          100
1993       13.40     15.19        300,185         0.48            6.84          124
1992       12.72      9.47        274,195         0.53*           6.94*         138


*  Annualized
** Total return figures for partial years are not annualized.
+  Represents distributions in excess of realized net gain.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Mortgage-Backed Securities, Municipal and PA Municipal Portfolios from exceeding 0.50%, 0.50% and 0.50%, respectively, for the periods indicated. Voluntarily waived fees and reimbursed expenses totalled 0.30%*, 0.06%, 0.01% and 0.01% for the period ended September 30, 1992, and the years ended 1993, 1994 and 1995, respectively, for the Mortgage-Backed Securities Portfolio; 0.20%*, 0.06% and 0.09% in 1993, 1994 and 1995 for the Municipal Portfolio; and 0.25%*, 0.09% and 0.19%* for 1993, 1994 and 1995, respectively, for the PA Municipal Portfolio.
+  Represents distributions in excess of net investment income.
# Formerly Municipal Fixed Income Portfolio and Pennsylvania Municipal Fixed Income Portfolio, respectively (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Mortgage-Backed Securities and the Municipal Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. The PA Municipal Portfolio had no such expense offsets. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Special Purpose Fixed Income Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.48%.

Balanced Portfolio (Commencement of Operations 12/31/92)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $11.28       $0.54         $1.78           $2.32         ($0.47)           ($0.07)             --             ($0.54)
1994       11.84        0.47         (0.45)           0.02          (0.43)            (0.15)             --              (0.58)
1993       11.06        0.25          0.66            0.91          (0.13)               --              --              (0.13)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $13.06     21.37%      $334,630         0.58%           4.55%          95%
1994       11.28      0.19        309,596         0.58            4.06           75
1993       11.84      8.31        291,762         0.58*           3.99*          62


Multi-Asset-Class Portfolio (Commencement of Operations 7/29/94)#

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $ 9.97       $0.44        $1.33            $1.77         ($0.40)              --                --            ($0.40)
1994       10.00        0.07        (0.10)           (0.03)         --                  --                --                --

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.34     18.28%      $96,839         0.58%++          4.56%         112%
1994        9.97     (0.30)       51,877         0.58*++          4.39*          20


Select Equity Portfolio (Commencement of Operations 2/26/88)

                                   Net Gains                      Dividend
         Net Asset                 or Losses                    Distributions     Capital Gain
           Value-        Net      on Securities    Total from       (net          Distributions
         Beginning   Investment   (realized and    Investment     investment      (realized net         Other           Total
         of Period     Income      unrealized)     Activities      income)        capital gains)    Distributions    Distributions
----------------------------------------------------------------------------------------------------------------------------------
1995      $17.29       $0.27         $2.07           $2.34         ($0.30)           ($7.53)              --           ($7.83)
1994       18.41        0.71          0.06            0.77          (0.70)            (1.19)              --            (1.89)
1993       17.65        0.31          1.49            1.80          (0.32)            (0.72)              --            (1.04)
1992       16.09        0.32          1.76            2.08          (0.31)            (0.21)              --            (0.52)
1991       11.86        0.34          4.26            4.60          (0.33)            (0.04)              --            (0.37)
1990       13.69        0.30         (1.63)          (1.33)         (0.34)            (0.16)              --            (0.50)
1989       10.90        0.38          2.82            3.20          (0.34)            (0.07)              --            (0.41)
1988       10.00        0.19          0.82            1.01          (0.11)               --               --            (0.11)

         Net Asset              Net Assets-      Ratio of        Ratio of
          Value-                  End of         Expenses       Net Income    Portfolio
          End of      Total       Period        to Average      to Average    Turnover
          Period     Return**   (thousands)    Net Assets##     Net Assets      Rate
----------------------------------------------------------------------------------------------------------------------------------

1995      $11.80     26.22%       $29,581        0.62%++          2.48%          73%
1994       17.29      4.50         29,155        0.62++           1.75           27
1993       18.41     10.46        295,050        0.60             1.78           33
1992       17.65     13.26        205,264        0.60             1.89           19
1991       16.09     39.48        118,557        0.60             2.41           29
1990       11.86    (10.07)        71,481        0.61             2.75           39
1989       13.69     30.20         34,415        0.64             3.29           35
1988       10.90     10.13         20,541        0.70*            3.13*          16

*  Annualized
** Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Multi-Asset-Class and the Select Equity Portfolios from exceeding 0.58% and 0.61%, respectively. Voluntarily waived fees for 1994 and 1995 were 0.26% and 0.14%, respectively, for the Multi-Asset-Class Portfolio; for the Select Equity Portfolio, such fees were less than 0.01% and 0.13%* for 1994 and 1995, respectively.
#  Formerly known as Global Balanced Portfolio (through December 23, 1994)
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net
   Assets for the Multi-Asset-Class Portfolio excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would not significantly differ. For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Balanced and Select Equity Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.57% and 0.61%, respectively.

YIELD AND TOTAL RETURN:
From time to time each portfolio of the Fund advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of a portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations). When considering average total return figures for periods longer than one year, it is important to note that a portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.


In addition to average annual total return, a portfolio may also quote an aggregate total return for various periods representing the cumulative change in value of an investment in a portfolio for a specific period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g., income dividends or returns for specific types of securities such as industry or country types).


The yield of a portfolio (other than the Cash Reserves Portfolio) is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period stated in the advertisement by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the portfolio's reports to shareholders. A portfolio may also advertise or quote a yield which is gross of expenses.



The Municipal and PA Municipal Portfolios may also advertise or quote tax-equivalent yields and after total returns. A tax-equivalent yield shows the level of taxable yield needed to produce an after-tax equivalent to the portfolio's tax-free yield. This is done by increasing the portfolio's yield (computed as above) by the amount necessary to reflect the payment of Federal income tax (and Pennsylvania income tax, in the case of the PA Municipal Portfolio) at a tax rate stated in the advertisement or quote. An after-tax return reflects the average annual or cumulative change in value over the measuring period after the deduction of taxes at rates stated in the advertisement or quote.


From time to time the Cash Reserves Portfolio may advertise or quote its yield and effective yield. The yield of the Cash Reserves Portfolio refers to the income generated by an investment in the portfolio over a stated seven day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the income earned over the seven day period by an investment in the portfolio is assumed to be reinvested when the return is annualized. The "effective yield" will be higher than the yield because of the compounding effect of this assumed reinvestment.


The performance of a portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.



The performance of Institutional Class Shares, Investment Class Shares and Adviser Class Shares will differ because of any class specific expenses paid by each class and the shareholder servicing fees charged to Investment Class Shares and distribution fees charged to Adviser Class Shares.


The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION:

The following information relates to each portfolio of the Fund and should be read in conjunction with the specific information about each portfolio.

Objectives: Each portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by a portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. Fixed-Income Portfolios will seek to produce total return by actively trading portfolio securities. The objective of each portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of each portfolio.

The achievement of any portfolio's objective cannot be assured.

Suitability: The Fund's portfolios are designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and are not meant to provide a vehicle for playing short-term swings in the market. The Fund's portfolios are designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for all portfolios except the Municipal and PA Municipal Portfolios will not be influenced by the different tax treatment of long-term capital gains, short-term capital gains, and dividend income under the Internal Revenue Code. Investments in the Municipal and PA Municipal Portfolios are suitable for taxable investors who would benefit from the portfolios' tax-exempt income.

Securities Lending: Each portfolio may lend its securities to qualified brokers, dealer, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, a portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

Illiquid Securities/Restricted Securities: Each of the portfolios may invest up to 15% of its net assets (except the Cash Reserves Portfolio which may invest up to 10% of its net assets) in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

Turnover: The Adviser manages the portfolios generally without regard to restrictions on portfolio Turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the portfolios will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.


The larger than expected turnover rate for the Mid Cap Value Portfolio was due to the small size of the portfolio and the fact that it commenced operations during the fiscal year. In addition, the portfolio entered into various transactions which increased the turnover rate in order to qualify under certain tax rules. With respect to the Fixed Income Portfoios and the fixed-income portion of the Balanced Portfolio, the annual turnover rate may exceed 100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities.

Portfolio turnover rates for certain portfolios are as follows: International Equity -- 112%, Mid Cap Growth -- 129%, Mid Cap Value -- 639%, Domestic Fixed Income -- 313%, Fixed Income -- 140%, Fixed Income II -- 153%, Global Fixed Income -- 118%, Intermediate Duration -- 168%, International Fixed Income -- 140%, Limited Duration -- 119%, Mortgage-Backed Securities -- 107%, Special Purpose Fixed Income -- 143% and Multi-Asset-Class -- 112%.


High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a portfolio. Trading in Fixed-Income Securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Cash Equivalents/Temporary Defensive Investing: Although each portfolio intends to remain substantially fully invested, a small percentage of a portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of each portfolio. Any portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in cash equivalents or the Fixed-Income Securities listed for that portfolio without limit. In addition, the Adviser may, for temporary defensive purposes, increase or decrease the average weighted maturity or duration of any Fixed-Income portfolio without regard to that portfolio's usual average weighted maturity.



Concentration: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in a portfolio's specific investment policies, a portfolio will not concentrate investments in any one industry.


Select Equity Portfolio: The Select Equity Portfolio has the same investment objective as the Equity Portfolio with the investment restriction that it will not invest in companies listed as of August 31, 1993 by the Investor Responsibility Research Center as having any direct investment or employees in South Africa. The Select Equity Portfolio is not currently accepting new investors. The Investor Responsibility Research Center (IRRC) is an independent, not-for-profit corporation that conducts research and publishes impartial reports on contemporary social and public policy issues and the impact of those issues on major corporations and institutional investors. In May 1986 the IRRC's South Africa Review Section first published a comprehensive directory of U.S. and Canadian companies which do business in South Africa.

Investment Limitations: Each portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:


(a) with respect to 75% of its assets, a portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(b) with respect to 75% of its assets, a Portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer. This limitation is not applicable to the Global Fixed Income, International Fixed Income and Emerging Markets Portfolios. However, these portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(c) a portfolio will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;


(d) a portfolio will not acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the portfolio's total assets would be invested in securities of companies within such industry; provided, however, that (1) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) the Cash Reserves Portfolio may invest without limitation in certificates of deposit or bankers' acceptances of domestic banks; (3) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (4) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (5) asset-backed securities will be classified according to the underlying assets securing such securities, and (6) the Mortgage-Backed Securities Portfolio will concentrate in mortgage-backed securities.

(e) a portfolio will not make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into Repurchase Agreements, (ii) by lending its portfolio securities and (iii) by lending portfolio assets to other portfolios of the Fund, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;


(f) a portfolio will not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);



(g) a portfolio will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value; and

(h) a portfolio will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the Investment Company Act of 1940, as amended.

Limitations (a), (b), (d), (e) and (f), and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of each portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.



Emerging Markets Portfolio - (a non-diversified portfolio)

Objective:        To achieve long-term capital growth by investing primarily in common stocks of emerging markets issuers.
Approach:         The Adviser evaluates both short-term and long-term
                  international economic trends and relative attractiveness of emerging markets and individual emerging market securities.
Policies:         Generally at least 65% invested in Equity Securities
                  of Emerging Markets Issuers
                  Derivatives may be used to pursue portfolio strategy

Allowable Investments: Emerging Markets Issuers  Foreign Equities    ADRs                 Eastern European Issuers
                       Investment Funds          Foreign Currency    Forwards             Cash Equivalents
                       Repurchase Agreements     Common Stocks       Preferred Stock      Convertibles
                       U.S. Governments          Zero Coupons        Agencies             Corporates
                       High Yield                Foreign Bonds       Futures & Options    Swaps
                       Investment Companies      When Issued         Rights               Warrants
                       Brady Bonds               Loan Participations Structured Investments
                                                                     Structured Notes


                                       15


Comparative Index:     MSCI Emerging Markets Free Index
Strategies:            Emerging Markets Investing
                       Foreign Investing
                       Non-Diversified Status

Equity Portfolio


Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing primarily in dividend-paying common stocks
                       of companies which are deemed by the Adviser to
                       demonstrate long-term earnings growth that is greater
                       than the economy in general and greater than the expected
                       rate of inflation.
Approach:              The Adviser evaluates both short-term and long-term
                       economic trends and their impact on corporate profits and
                       the relative value offered by different sectors and
                       securities within the equity markets. Individual
                       securities are selected based on fundamental business and
                       financial factors (such as earnings growth, financial
                       position, price volatility, and dividend payment records)
                       and the measurement of those factors relative to the
                       current market price of the security.
Policies:              Generally at least 65% invested in Equity Securities
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally  greater than $1 billion

Allowable Investments: Common Stock        Preferred Stock            Convertibles             ADRs
                       Cash Equivalents    Repurchase Agreements      Foreign Equities         Rights
                       Warrants            Futures & Options          Swaps                    Foreign Currency
                       Forwards            U.S. Governments           Zero Coupons             Agencies
                       Corporates          Foreign Bonds              Investment Companies     When Issued


Comparative Index:     S&P 500 Index
Strategies:            Core Equity Investing


Growth Portfolio

Objective:             To achieve long-term capital growth by investing
                       primarily in common stocks of large size companies which
                       the Adviser believes offer long-term growth potential.
 Approach:             The Adviser selects common stocks which meet certain
                       criteria which the Adviser believes are related to the
                       stability and growth of the fundamental characteristics
                       of the company.
 Policies:             Generally at least 65% invested in Equity Securities of
                       companies offering long-term growth potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $1 billion

Allowable Investments: Common Stock        Preferred Stock            Convertibles             ADRs
                       Cash Equivalents    Repurchase Agreements      Foreign Equities         Rights
                       Warrants            Futures & Options          Swaps                    Foreign Currency
                       Forwards            U.S. Governments           Zero Coupons             Agencies
                       Corporates          Foreign Bonds              Investment Companies     When Issued

Comparative Index:    S&P 500 Index
Strategy:             Growth Stock Investing


International Equity Portfolio

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing in common stocks of companies based outside
                       of the United States.
Approach:              The Adviser evaluates both short-term and long-term
                       international economic trends and the relative
                       attractiveness of non-U.S. equity markets and individual
                       securities.
Policies:              Generally at least 65% invested in Foreign Equities of
                       issuers in at least 3 countries other than the U.S.
                       Derivatives may be used to pursue portfolio strategy

Allowable              Foreign Equities        ADRs                 Emerging Markets Issuers          Eastern European Issuers

Investments:           Investment Funds        Foreign Currency     Forwards                          Cash Equivalents

                       Repurchase Agreements   Common Stock         Preferred Stock                   Convertibles
                       U.S. Governments        Zero Coupons         Agencies                          Corporates
                       Foreign Bonds           Futures & Options    Swaps                             Investment Companies
                       When Issued             Rights               Warrants                          Brady Bonds
                       Loan Participations     Structured Investments
                                               Structured Notes

Comparative
Index:                 MSCI World Ex-U.S. Index

Strategies:            International Equity Investing
                       Emerging Markets Investing
                       Foreign Investing

Mid Cap Growth Portfolio

Objective:             To achieve long-term capital growth by investing
                       primarily in common stocks of smaller and medium size
                       companies which are deemed by the Adviser to offer
                       long-term growth potential. Due to its emphasis on
                       long-term capital growth, dividend income will be lower
                       than for the Equity and Value Portfolios.
Approach:              MAS screens a universe of about 900 companies to find a
                       relatively small number of high quality companies that it believes have passed the earliest and riskiest stages of growth. MAS selects individual stocks by fundamental business and financial factors relative to the current market price. The fund will purchase shares of companies that MAS believes are capable of sustaining short-term and long-term earnings growth and that are capable of producing positive earnings surprises relative to consensus earnings estimates.

Policies:              Generally at least 65% invested in Equity Securities of
                       mid-cap companies offering long-term growth potential
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally $300 million to $3 billion


Allowable Investments: Common Stock            Preferred Stock           Convertibles            ADRs
                       Cash Equivalents        Repurchase Agreements     Foreign Equities        Rights
                       Warrants                Futures & Options         Swaps                   Foreign Currency
                       Forwards                U.S. Governments          Zero Coupons            Agencies
                       Corporates              Foreign Bonds             Investment Companies    When Issued

Comparative Index:    S&P MidCap 400 Index

Strategies:           Growth Stock Investing


Mid Cap Value Portfolio

Objective:        To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by
                  investing in common stocks with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index which are deemed by the Adviser to be relatively undervalued based on certain proprietary measures of value. The Portfolio will typically exhibit a lower price/earnings value ratio than the S&P MidCap 400 Index.
Approach:         The Adviser selects common stocks which are deemed to be
                  undervalued at the time of purchase, based on proprietary
                  measures of value. The Portfolio will be structured taking into account the economic sector weights of the S&P MidCap 400
                  Index, with sector weights normally being within 5% of the sector weights of the Index.
Policies:         Generally at least 65% invested in Equity Securities of
                  mid-cap companies deemed to be undervalued
                  Up to 5% invested in Foreign Equities (excluding ADRs)
                  Derivatives may be used to pursue portfolio strategy
Capitalization
Range:            Generally matching the S&P MidCap 400 Index (currently $500 million to $3 billion)



Allowable         Common Stock           Preferred Stock         Convertibles            ADRs
Investments:      Cash Equivalents       Repurchase Agreements   Foreign Equities        Rights
                  Warrants               Futures & Options       Swaps                   Foreign Currency
                  Forwards               U.S. Governments        Zero Coupons            Agencies
                  Corporates             Foreign Bonds           Investment Companies    When Issued

Comparative
Index:            S&P MidCap 400 Index

Strategies:       Value Stock Investing

Small Cap Value Portfolio (not currently being offered to new investors)

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing in common stocks with equity capitalizations
                       in the range of the companies represented in the Russell
                       2000 Small Stock Index which are deemed by the Adviser to
                       be relatively undervalued based on certain proprietary
                       measures of value. The Portfolio will typically exhibit
                       lower price/earnings and price/book value ratios than the
                       Russell 2000. Dividend income will typically be lower
                       than for the Equity and Value Portfolios.
Approach:              The Adviser selects common stocks which are deemed to be
                       undervalued at the time of purchase, based on proprietary measures of value. The Portfolio will be structured taking into account the economic sector weights of the Russell 2000 Index, with the portfolio's sector weights normally being within 5% of the sector weights for the Index.

Policies:              Generally at least 65% invested in Equity Securities of
                       small-cap companies deemed to be undervalued
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally matching the Russell 2000 size distribution
                       (currently $50 million to $800 million)


Allowable Investments: Common Stock        Preferred Stock            Convertibles             ADRs
                       Cash Equivalents    Repurchase Agreements      Foreign Equities         Rights
                       Warrants            Futures & Options          Swaps                    Foreign Currency
                       Forwards            U.S. Governments           Zero Coupons             Agencies
                       Corporates          Foreign Bonds              Investment Companies     When Issued

Comparative Index:     Russell 2000 Index

Strategies:            Value Stock Investing


Value Portfolio

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing in common stocks with equity capitalizations
                       usually greater than $300 million which are deemed by the
                       Adviser to be relatively undervalued, based on various
                       measures such as price/earnings ratios and price/book
                       ratios. While capital return will be emphasized somewhat
                       more than income return, the Portfolio's total return
                       will consist of both capital and income returns. It is
                       expected that income return will be higher than that of
                       the Equity Portfolio because stocks which are deemed to
                       be undervalued in the marketplace have, under most market
                       conditions, provided higher dividend income returns than
                       stocks which are deemed to have long-term earnings growth
                       potential which normally sell at higher price/earnings
                       ratios.
 Approach:             The Adviser selects common stocks which are deemed to be
                       undervalued relative to the stock market in general as
                       measured by the Standard & Poor's 500 Index, based on the
                       value measures such as price/earnings ratios and
                       price/book ratios, as well as fundamental research.
Policies:              Generally at least 65% invested in Equity Securities
                       deemed to be undervalued
                       Up to 5% invested in Foreign Equities (excluding ADRs)
                       Derivatives may be used to pursue portfolio strategy
Capitalization Range:  Generally greater than $300 million

Allowable Investments: Common Stock        Preferred Stock            Convertibles             ADRs
                       Cash Equivalents    Repurchase Agreements      Foreign Equities         Rights
                       Warrants            Futures & Options          Swaps                    Foreign Currency
                       Forwards            U.S. Governments           Zero Coupons             Agencies
                       Corporates          Foreign Bonds              Investment Companies     When Issued


Comparative Index:     S&P 500 Index
Strategy:              Value Stock Investing

                                       20

Cash Reserves Portfolio

Objective:              To realize maximum current income, consistent with the
                        preservation of capital and liquidity, by investing in
                        money market instruments and other short-term securities
                        having expected maturities of thirteen months or less.
                        The Portfolio's average weighted maturity will not
                        exceed 90 days. The securities in which the Portfolio
                        will invest may not yield as high a level of current
                        income as securities of lower quality or longer
                        maturities which generally have less liquidity, greater
                        market risk and more price fluctuation. The Portfolio is
                        designed to provide maximum principal stability for
                        investors seeking to invest funds for the short term,
                        or, for investors seeking to combine a long-term
                        investment program in other portfolios of the Fund with
                        an investment in money market instruments. The Portfolio
                        seeks to maintain, but there can be no assurance that it
                        will be able to maintain, a constant net asset value of
                        $1.00 per share.
Approach:               The Adviser selects a diversified portfolio of money
                        market securities of government and corporate issuers,
                        any of which may be variable or floating rate, and which
                        have remaining maturities of thirteen months or less
                        from the date of purchase. For the purpose of
                        determining remaining maturity on Floaters, demand
                        features and interest reset dates will be taken into
                        consideration.
Policies:               The Portfolio seeks to maintain, but there can be no
                        assurance that it will be able to maintain, a constant net asset value of $1.00 per share.
Quality Specifications: 100% of Commercial Paper Rated in Top Tier
Maturity and Duration:  Dollar weighted average maturity less than 90 days
                        Individual maturities 13 months or less


                                                                                                        Zero Coupons
Allowable Investments:  Cash Equivalents          Repurchase Agreements       U.S. Governments          Floaters
                        Corporates                Agencies                    Asset-Backeds             Investment Companies


Comparative Index:      Lipper Money Market Index
Strategy:               Money Market Investing


Domestic Fixed Income Portfolio

Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities, corporate bonds rated A or
                        higher, and other fixed-income securities rated A or
                        higher of domestic issuers. The Portfolio's average
                        weighted maturity will ordinarily be greater than five
                        years.
Approach:               The Adviser actively manages the maturity and duration
                        structure of the portfolio in anticipation of long-term
                        trends in interest rates and inflation. Investments are
                        diversified among a wide variety of U.S. Fixed-Income
                        Securities (rated as A or higher at the time of
                        purchase) in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        100% invested in domestic issuers
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 100% of securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments         Zero Coupons         Agencies           Corporates
                        Mortgage Securities      SMBS                 CMOs               Asset-Backeds
                        When Issued              Convertibles         Floaters           Inverse Floaters
                        Structured Notes         Futures & Options    Swaps              Cash Equivalents
                        Repurchase Agreements    Municipals           Preferred Stock    Investment Companies

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing

                                       22

Fixed Income Portfolio

Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities, corporate bonds (including bonds
                        rated below investment grade, commonly referred to as
                        junk bonds), foreign fixed-income securities and
                        mortgage-backed securities of domestic issuers and other
                        fixed-income securities. The Portfolio's average
                        weighted maturity will ordinarily be greater than five
                        years.
Approach:               The Adviser actively manages the maturity and duration
                        structure of the Portfolio in anticipation of long-term
                        trends in interest rates and inflation. Investments are
                        diversified among a wide variety of Fixed-Income
                        Securities in all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments           Zero Coupons               Agencies           Corporates
                        High Yield                 Mortgage Securities        SMBS               CMOs
                        Asset-Backeds              When Issued                Convertibles       Foreign Bonds
                        Brady Bonds                Foreign Currency           Forwards           Floaters
                        Inverse Floaters           Structured Notes           Futures & Options  Swaps
                        Cash Equivalents           Repurchase Agreements      Municipals         Preferred Stock
                        Investment Companies       Loan Participations

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Fixed Income Portfolio II


Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities, investment grade corporate bonds
                        and other fixed-income securities (rated A or higher).
                        The Portfolio's average weighted maturity will
                        ordinarily be greater than five years.
Approach:               The Adviser actively manages the maturity and duration
                        structure of the portfolio in anticipation of long-term
                        trends in interest rates and inflation. Investments are
                        diversified among a wide variety of Fixed-Income
                        Securities (rated A or higher at the time of purchase)
                        on all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy


Quality Specifications: Individual securities rated A or higher
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments           Zero Coupons          Agencies            Corporates
                        Mortgage Securities        SMBS                  CMOs                Asset-Backeds
                        When Issued                Convertibles          Foreign Bonds       Brady Bonds
                        Foreign Currency           Forwards              Floaters            Inverse Floaters
                        Structured Notes           Futures & Options     Swaps               Cash Equivalents
                        Repurchase Agreements      Municipals            Preferred Stock     Investment Companies

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

Global Fixed Income Portfolio - (a non-diversified portfolio)

Objective:             To achieve above-average total return over a market cycle
                       of three to five years, consistent with reasonable risk,
                       by investing in high grade fixed-income securities of
                       United States and foreign issuers. Total return is the
                       combination of income and changes in value. The
                       Portfolio's average weighted maturity will ordinarily be
                       greater than five years.
Approach:              The Adviser manages the duration, country, and currency
                       exposure of the Portfolio by combining fundamental
                       research on relative values with analyses of economic,
                       interest-rate, and exchange-rate trends. MAS will invest
                       in mortgage and corporate bonds when it believes they
                       offer the most value, although most foreign currency
                       denominated investments are in government and
                       supranational securities.
Policies:              Generally at least 65% invested in Fixed-Income
                       Securities of issuers in at least 3 countries, one of
                       which may be the U.S.
                       Derivatives may be used to represent country investments,
                       and otherwise pursue portfolio strategy
Quality
Specifications:        95% Investment Grade Securities
Maturity and
Duration:              Average weighted maturity generally greater than 5 years

Allowable              Foreign Bonds              Foreign Currency           Forwards                 U.S. Governments
Investments:           Zero Coupons               Agencies                   Corporates               Mortgage Securities
                       CMOs                       SMBS                       Asset-Backeds            Floaters
                       Futures & Options          Swaps                      Cash Equivalents         Emerging Markets Issuers
                       Eastern European Issuers   Convertibles               When Issued              Brady Bonds
                       Inverse Floaters           Structured Notes           Repurchase Agreements    Municipals
                       Preferred Stock            Investment Companies

Comparative
Index:                 Salomon World Government Bond Index
Strategies:            Foreign Fixed Income Investing
                       Maturity and Duration Management
                       Value Investing
                       Foreign Investing
                       Non-Diversified Status
                       Emerging Markets Investing
                       Mortgage Investing


High Yield Portfolio

Objective:      To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by
                investing in high yielding corporate fixed-income securities
                (including bonds rated below investment grade, commonly referred to as junk bonds). The Portfolio may also invest in U.S.
                Government securities, mortgage-backed securities, investment grade corporate bonds and in short-term fixed-income securities, such as certificates of deposit, treasury bills, and commercial paper. The Portfolio expects to achieve its objective through maximizing current income, although the Portfolio may seek capital growth opportunities when consistent with its objective.
                The Portfolio's average weighted maturity will ordinarily be greater than five years.
Approach:       The Adviser uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine
                portfolio structure. Individual securities are selected, and monitored, by fixed-income portfolio managers who specialize in corporate bonds and use in-depth financial analysis to uncover opportunities in undervalued issues.
Policies:       Generally at least 65% invested in High Yield (including bonds rated below investment grade, commonly referred to as junk bonds)
                Derivatives may be used to pursue portfolio strategy
Quality
Specifications: None
Maturity and
Duration:       Average weighted maturity generally greater than 5 years

Allowable       High Yield            Corporates                U.S. Governments           Zero Coupons
Investments:    Agencies              Mortgage Securities       SMBS                       CMOs
                Asset-Backeds         When Issued               Convertibles               Foreign Bonds
                Brady Bonds           Foreign Currency          Forwards                   Floaters
                Inverse Floaters      Structured Notes          Futures & Options          Swaps
                Cash Equivalents      Repurchase Agreements     Municipals                 Preferred Stock
                Investment Companies  Loan Participations       Eastern European Issuers   Emerging Markets Issuers
                Foreign Equities

Comparative
Index:          Salomon High Yield Index

Strategies:     High Yield Investing
                Maturity and Duration Management
                Value Investing
                Mortgage Investing
                Foreign Fixed Income Investing
                Foreign Investing
                Emerging Markets Investing

Intermediate Duration Portfolio

Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities and investment grade corporate,
                        foreign and other investment grade fixed-income
                        securities. The Portfolio will maintain an average
                        duration of between two and five years.
Approach:               The Adviser constructs a portfolio with a duration
                        between two and five years by actively managing the
                        maturity and duration structure of the portfolio in
                        anticipation of long-term trends in interest rates and
                        inflation. Investments are diversified among a wide
                        variety of investment grade Fixed-Income Securities in
                        all market sectors.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 100% Investment Grade  Securities
Maturity and Duration:  Average duration between two and five years

Allowable Investments:  U.S. Governments            Zero Coupons            Agencies           Corporates
                        Mortgage Securities         SMBS                    CMOs               Asset-Backeds
                        When Issued                 Convertibles            Foreign Bonds      Brady Bonds
                        Foreign Currency            Forwards                Floaters           Inverse Floaters
                        Structured Notes            Futures & Options       Swaps              Cash Equivalents
                        Repurchase Agreements       Municipals              Preferred Stock    Investment Companies

Comparative Index:      Lehman Brothers Intermediate Government/Corporate Index
Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

International Fixed Income Portfolio - (a non-diversified portfolio)

Objective:        To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by
                  investing primarily in high-grade fixed-income securities of foreign issuers.
Approach:         The Adviser manages the duration, country, and currency
                  exposure of the portfolio by combining fundamental research on relative values with analyses of economic, interest-rate, and exchange-rate trends. MAS will invest in mortgage and
                  corporate bonds when it believes they offer the most value, although most foreign currency denominated investments are in government and supranational securities.
Policies:         Generally at least 80% invested in Fixed-Income Securities of issuers in at least 3 countries other than the U.S.
                  Derivatives may be used to represent country investments, and otherwise pursue portfolio strategy
Quality
Specifications:   95% Investment Grade Securities
Maturity and
Duration:         Average weighted maturity generally greater than 5 years

Allowable         Foreign Bonds             Foreign Currency           Forwards                 Floaters
Investments:      Futures & Options         Swaps                      Cash Equivalents         U.S. Governments
                  Zero Coupons              Agencies                   Corporates               Mortgage Securities
                  CMOs                      SMBS                       Asset-Backeds            Emerging Markets Issuers
                  Eastern European Issuers  Convertibles               When Issued              Brady Bonds
                  Inverse Floaters          Structured Notes           Repurchase Agreements    Municipals
                  Preferred Stock           Investment Companies

Comparative
Index:            Salomon World Government Bond Index Except U.S.
Strategies:       Foreign Fixed Income Investing
                  Maturity and Duration Management
                  Value Investing
                  Foreign Investing
                  Non-Diversified Status
                  Emerging Markets Investing
                  Mortgage Investing

                                       28

Limited Duration Portfolio

Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities, investment-grade corporate bonds
                        and other fixed-income securities. The portfolio will
                        maintain an average duration of between one and three
                        years. Duration is a measure of the life of the
                        portfolio's debt securities on a present-value basis and
                        is indicative of a security's price volatility relative
                        to interest rate changes.
Approach:               The Adviser manages the duration of the overall
                        portfolio as a more effective way to control
                        interest-rate risk than limiting the maturity of
                        individual securities within the portfolio. In this way
                        investors can benefit from opportunities across the
                        entire yield curve as well as in various market sectors,
                        and at the same time limit the volatility of investment
                        returns. MAS establishes the duration target through the
                        use of its top-down view of the economy and analysis of
                        the current level of interest rates, and the shape of
                        the yield curve. MAS then strives to purchase the most
                        attractively priced portfolio that meets our duration
                        and investment objectives. When purchasing securities
                        other than U.S. Governments, MAS evaluates credit,
                        liquidity, and option risk. When MAS believes the
                        portfolio is compensated for these risks, it includes
                        agency, mortgage, and investment-grade corporate
                        securities which meet the Portfolio's quality
                        specifications.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 100% Investment Grade Securities
Maturity and Duration:  Average duration between 1 and 3 years


Allowable Investments:  U.S. Governments        Zero Coupons         Agencies                Corporates
                        Mortgage Securities     CMOs                 Asset-Backeds           When Issued
                        Convertibles            Floaters             Structured Notes        Futures & Options
                        Swaps                   Cash Equivalents     Repurchase Agreements   Investment Companies


Comparative Index:      Salomon 1-3 Year Index

Strategies:             Maturity and Duration Management
                        Value Investing
                        Mortgage Investing

                                       29

Mortgage-Backed Securities Portfolio


Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing primarily (at least 65% of its assets
                        under normal circumstances) in mortgage-backed
                        securities. In addition, the portfolio may also invest
                        in U.S. government securities and in short-term
                        fixed-income securities such as certificates of deposit,
                        treasury bills, and commercial paper. The portfolio's
                        average weighted maturity will ordinarily be greater
                        than seven years.
Approach:               The Adviser sets three portfolio targets: (1)
                        interest-rate sensitivity; (2) yield-curve sensitivity;
                        and (3) prepayment sensitivity. The Adviser increases
                        the sensitivity of the portfolio to changes in interest
                        rates when bonds offer greater value on the basis of
                        inflation- adjusted interest rates. Similarly, the
                        Adviser increases yield-curve sensitivity when long-
                        maturity interest rates offer exceptional value relative
                        to short-maturity interest rates. Finally, the Adviser
                        increases prepayment exposure when mortgage yields,
                        adjusted for probable prepayments, indicate unusual
                        value in mortgage-backed securities.
Policies:               Generally at least 65% invested in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: Securities not guaranteed by the U.S. Government or a private organization will be rated Investment Grade
                        Securities
Maturity and Duration:  Average weighted maturity generally greater than 7 years
                        Duration generally between 2 and 7 years

Allowable Investments:  Mortgage Securities        CMOs                    Asset-Backeds            SMBS
                        U.S. Governments           Zero Coupons            Agencies                 When Issued
                        Floaters                   Inverse Floaters        Structured Notes         Futures & Options
                        Cash Equivalents           Repurchase Agreements   Municipals               Investment Companies
                        Swaps

Comparative Index:      Lehman Mortgage Index
Strategies:             Mortgage Investing
                        Maturity and Duration Management
                        Value Investing

Municipal Portfolio

Objective:              To realize above-average total return over a market
                        cycle of three to five years, consistent with the
                        conservation of capital and the realization of current
                        income which is exempt from federal income tax, by
                        investing in a diversified portfolio of investment grade
                        and short-term municipal debt securities, other
                        investment grade fixed-income securities and a limited
                        percentage of bonds rated below investment grade
                        (commonly referred to as junk bonds). The portfolio's
                        average weighted maturity will ordinarily be between ten
                        and thirty years.
Approach:               The Adviser varies portfolio structure--the average
                        duration and maturity and the amount of the portfolio
                        invested in various types of bonds--according to its
                        outlook for interest rates and its analysis of the risks
                        and rewards offered by different classes of bonds. The
                        portfolio will invest in taxable bonds only in cases
                        where MAS believes they improve the risk/reward profile
                        of the portfolio on an after-tax basis.
Policies:               Generally at least 80% invested in Municipals
                        Derivatives may be used to pursue portfolio strategy

Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield
Maturity
and Duration:           Average weighted maturity generally between 10 and
                        30 years

Allowable               Municipals              Taxable Investments         U.S. Governments           Agencies
Investments:            Corporates              Mortgage Securities         SMBS                       CMOs
                        Asset-Backeds           When Issued                 Convertibles               Floaters
                        Inverse Floaters        Structured Notes            Futures & Options          Swaps
                        Cash Equivalents        Repurchase Agreements       Preferred Stock            Investment Companies
                        High Yield              Zero Coupons                Foreign Bonds              Forwards
                        Foreign Currency        Brady Bonds                 Emerging Markets Issuers   Eastern European Issuers

Comparative
Index:                  Lehman Long-Term Municipal Bond Index

Strategies:             Municipals Management
                        Maturity and Duration Management
                        Value Investing
                        High Yield Investing
                        Mortgage Investing

PA Municipal Portfolio

Objective:              To realize above-average total return over a market
                        cycle of three to five years, consistent with the
                        conservation of capital and the realization of current
                        income which is exempt from federal income tax and
                        Pennsylvania personal income tax by investing in a
                        diversified portfolio of investment grade and short-term
                        municipal debt securities, other investment grade
                        fixed-income securities and a limited percentage of
                        bonds rated below investment grade (commonly referred to
                        as junk bonds). The Portfolio's average weighted
                        maturity will ordinarily be between ten and thirty
                        years.
Approach:               The Adviser varies portfolio structure--the average
                        duration and maturity and the amount of the portfolio
                        invested in various types of bonds--according to its
                        outlook for interest rates and its analysis of the risks
                        and rewards offered by different classes of bonds. The
                        portfolio will invest in federally or Pennsylvania State
                        taxable bonds only in cases where MAS believes they
                        improve the risk/reward profile of the portfolio on an
                        after-tax basis for Pennsylvania residents.
 Policies:              Generally at least 80% invested in Municipal Securities
                        Generally at least 65% invested in PA Municipal
                        Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: 80% Investment Grade Securities
                        Up to 20% High Yield
Maturity and Duration:  Average weighted maturity generally between 10 and
                        30 years

Allowable Investments:  PA Municipals               Municipals              Taxable Investments          U.S. Governments
                        Agencies                    Corporates              Mortgage Securities          SMBS
                        CMOs                        Asset-Backeds           When Issued                  Convertibles
                        Floaters                    Inverse Floaters        Structured Notes             Futures & Options
                        Swaps                       Cash Equivalents        Repurchase Agreements        Preferred Stock
                        Investment Companies        High Yield              Foreign Bonds                Forwards
                        Foreign Currency            Zero Coupons            Brady Bonds                  Emerging Markets Issuers
                        Eastern European Issuers

Comparative Index:      Lehman Long-Term Municipal Bond Index
Strategies:             Municipals Management
                        Maturity and Duration Management
                        Value Investing
                        High Yield Investing
                        Mortgage Investing

Special Purpose Fixed Income Portfolio

Objective:              To achieve above-average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of U.S.
                        Government securities, corporate bonds (including bonds
                        rated below investment grade, commonly referred to as
                        junk bonds), foreign fixed-income securities and
                        mortgage-backed securities and other fixed-income
                        securities. The portfolio is structured to complement an
                        investment in one or more of the Fund's equity
                        portfolios for investors seeking a balanced investment.
Approach:               The Adviser actively manages the maturity and duration
                        structure of the portfolio in anticipation of long-term
                        trends in interest rates and inflation. Investments are
                        diversified among a wide variety of Fixed-Income
                        Securities in all market sectors. Both duration/maturity
                        strategy and sector allocation are determined based on
                        the presumption that investors are combining an
                        investment in the portfolio with an equity investment.
Policies:               Generally at least 65% invested in Fixed-Income
                        Securities
                        May invest greater than 50% in Mortgage Securities
                        Derivatives may be used to pursue portfolio strategy
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  U.S. Governments         Zero Coupons             Agencies            Corporates
                        High Yield               Mortgage Securities      SMBS                CMOs
                        Asset-Backeds            When Issued              Convertibles        Foreign Bonds
                        Brady Bonds              Foreign Currency         Forwards            Floaters
                        Inverse Floaters         Structured Notes         Futures & Options   Swaps
                        Cash Equivalents         Repurchase Agreements    Municipals          Preferred Stock
                        Investment Companies     Loan Participations

Comparative Index:      Salomon Broad Investment Grade
                        Lehman Brothers Aggregate

Strategies:             Fixed Income Management and Asset Allocation
                        Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing


Balanced Portfolio

Objective:              To achieve above average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of common
                        stocks and fixed- income securities. When the Adviser
                        judges the relative outlook for the equity and fixed-
                        income markets to be neutral the portfolio will be
                        invested 60% in common stocks and 40% in fixed-income
                        securities. The asset mix may be changed, however, with
                        common stocks ordinarily representing between 45% and
                        75% of the total investment. The average weighted
                        maturity of the fixed-income portion of the portfolio
                        will ordinarily be greater than five years.
Approach:               The Adviser determines investment strategies for the
                        equity and fixed-income portions of the portfolio
                        separately and then determine the mix of those
                        strategies expected to maximize the return available
                        from both the stock and bond markets. Strategic
                        judgments on the equity/fixed-income asset mix are based
                        on valuation disciplines and tools for analysis
                        developed by the Adviser over its twenty-five year
                        history of managing balanced accounts.
Policies:               Generally 45% to 75% invested in Equity Securities
                        Up to 25% invested in Foreign Bonds and/or Foreign
                        Equities
                        Up to 10% invested in Brady Bonds
                        At least 25% invested in senior Fixed-Income Securities
                        Derivatives may be used to pursue portfolio strategy
Equity Capitalization:  Generally greater than $1 billion
Quality Specifications: None
Maturity and Duration:  Average weighted maturity generally greater than 5 years

Allowable Investments:  Common Stock                Preferred Stock         U.S. Governments           Zero Coupons
                        Corporates                  High Yield              Foreign Bonds              Mortgage Securities
                        CMOs                        Asset-Backeds           SMBS                       When Issued
                        Brady Bonds                 Floaters                Inverse Floaters           Structured Notes
                        Agencies                    Convertibles            Futures & Options          Swaps
                        Foreign Currency            Forwards                Cash Equivalents           Repurchase Agreements
                        Eastern European Issuers    Investment Funds        Municipals                 Investment Companies
                        ADRs                        Foreign Equities        Rights                     Warrants
                        Loan Participations

Comparative Index:      A weighted blend of quarterly returns compiled by the Adviser using:
                        60% S&P 500 Index
                        40% Salomon Broad Investment Grade Index
Strategies:             Asset Allocation Management
                        Core Equity Investing
                        Fixed Income Management and Asset Allocation
                        Maturity and Duration Management
                        Value Investing
                        Mortgage Investing
                        High Yield Investing
                        Foreign Fixed Income Investing
                        Foreign Investing

                                       34

Multi-Asset-Class Portfolio


Objective:              To achieve above average total return over a market
                        cycle of three to five years, consistent with reasonable
                        risk, by investing in a diversified portfolio of common
                        stocks and fixed-income securities of United States and
                        Foreign issuers.
Approach:               The Adviser determines the mix of investments in
                        domestic and foreign equity and fixed-income and high yield securities expected to maximize available total return. Strategic judgments on the asset mix are based on valuation disciplines and tools for analysis which have been developed by the Adviser to compare the relative potential returns and risks of global stock and bond markets. Policies: Generally at least 65% invested in issuers located in at least 3 countries, including the U.S. Derivatives may be used to pursue portfolio strategy Domestic Equity Capitalization: Generally greater than $1 billion Quality Specifications: None
                        Maturity and Duration: Average weighted maturity generally greater than 5 years

Allowable Investments:  Common Stock               U.S. Governments            Agencies
                        Corporates                                             High Yield              Foreign Bonds
                        Foreign Equities           Foreign Currency
                        Eastern European Issuers   Investment Funds            Mortgage Securities     CMOs
                        SMBS                       Asset-Backeds               When Issued             Brady Bonds
                        Floaters                   Inverse Floaters            Structured Notes        Zero Coupons
                        Futures & Options          Swaps                       Forwards                Cash Equivalents
                        Repurchase Agreements      Convertibles                Preferred Stock
                        Municipals                                             Investment Companies    ADRs
                        Rights                     Warrants
                        Loan Participations        Emerging Markets Issuers    Structured Investments

Comparative Index:      A weighted blend of quarterly returns compiled by the Adviser using:
                        50% S&P 500 Index
                        14% EAFE-GDP Weighted Index
                        24% Salomon Broad Investment Grade Index
                         6% Salomon World  Ex U.S. Government Bond Index
                         6% Salomon High Yield Market Index

Strategies:             Asset Allocation Management
                        Fixed Income Management and Asset Allocation
                        Maturity and Duration Management
                        Value Investing
                        Foreign Fixed Income Investing
                        Core Equity Management
                        International Equity Investing
                        Emerging Markets Investing
                        High Yield Investing
                        Foreign Investing

                               PROSPECTUS GLOSSARY
             CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS

STRATEGIES
Asset Allocation Management: The Adviser's approach to asset allocation management is to determine investment strategies for each asset class in a portfolio separately, and then determine the mix of those strategies expected to maximize the return available from each market. Strategic judgments on the mix among asset classes are based on valuation disciplines and tools for analysis which have been developed over the Adviser's twenty-five year history of managing balanced accounts.

Tactical asset-allocation shifts are based on comparisons of prospective risks, returns, and the likely risk-reducing benefits derived from combining different asset classes into a single portfolio. Experienced teams of equity, fixed-income, and international investment professionals manage the investments in each asset class.

Core Equity Investing: The Adviser's "core" or primary equity strategy emphasizes common stocks of large companies, with targeted investments in small company stocks that promise special growth opportunities. Depending on MAS's outlook for the economy and different market sectors, the mix between value stocks and growth stocks will change.

Emerging Markets Investing: The Adviser's approach to emerging markets investing is based on the Adviser's evaluation of both short-term and long-term international economic trends and the relative attractiveness of emerging markets and individual emerging market securities.

As used in this Prospectus, emerging markets describes any country which is generally considered to be an emerging or developing country by the international financial community such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Currently, investing in many emerging markets is either not feasible or very costly, or may involve unacceptable political risks. Other special risks include the possible increased likelihood of expropriation or the return to power of a communist regime which would institute policies to expropriate, nationalize or otherwise confiscate investments. A portfolio will focus its investments on those emerging market countries in which the Adviser believes the potential for market appreciation outweighs these risks and/or the cost of investment. Investing in emerging markets also involves an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).


Fixed Income Management and Asset Allocation: Within the Balanced, Multi-Asset-Class and Special Purpose Fixed Income Portfolios, the Adviser selects fixed-income securities not only on the basis of judgments regarding Maturity and Duration Management and Value Investing, but also on the basis of the value offered by various segments of the fixed-income securities market relative to Cash Equivalents and Equity Securities. In this context, the Adviser may find that certain segments of the fixed-income securities market offer more or less attractive relative value when compared to Equity Securities than when compared to other Fixed-Income Securities.

For example, in a given interest rate environment, equity securities may be judged to be fairly valued when compared to intermediate duration fixed-income securities, but overvalued compared to long duration fixed-income securities. Consequently, while a portfolio investing only in fixed-income securities may not emphasize long duration assets to the same extent, the fixed-income portion of a balanced investment may invest a percentage of its assets in long duration bonds on the basis of their valuation relative to equity securities.


Foreign Fixed Income Investing: The Adviser invests in Foreign Bonds and other Fixed-Income Securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency Futures & Options, Forwards and Swaps may be used to hedge the currency risk.


Foreign Investing: Investors should recognize that investing in securities issued by foreign companies or governments involves certain special considerations which are not typically associated with investing in U.S. companies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign companies than about U.S. companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Since the securities of foreign issuers may be denominated in foreign currencies, and since a portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.


Although a portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a portfolio receives from the companies comprising the portfolio's investments.

Growth Stock Investing: Seeks to invest in Common Stocks generally characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in general as measured by the S&P 500 Index.


High Yield Investing: Involves investing in high yield securities based on the Adviser's analysis of economic and industry trends and individual security characteristics. The Adviser conducts credit analysis for each security considered for investment to evaluate its attractiveness relative to its risk. A high level of diversification is also maintained to limit credit exposure to individual issuers.


To the extent a portfolio invests in high yield securities it will be exposed to a substantial degree of credit risk. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

The market for high yield securities is still relatively new. Because of this, a long-term track record for bond default rates does not exist. In addition, the secondary market for high yield securities is generally less liquid than that for investment grade corporate securities. In periods of reduced market liquidity, high yield bond prices may become more volatile, and both the high yield market and a portfolio may experience sudden and substantial price declines. This lower liquidity might have an effect on a portfolio's ability to value or dispose of such securities. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Under such conditions, a portfolio may find it difficult to value its securities accurately. A portfolio may also be forced to sell securities at a significant loss in order to meet shareholder redemptions. These factors add to the risks associated with investing in high yield securities.

High yield bonds may also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.

Certain types of high yield bonds are non-income paying securities. For example, zero coupon bonds pay interest only at maturity and payment-in-kind bonds pay interest in the form of additional securities. Payment in the form of additional securities, or interest income recognized through discount accretion, will, however, be treated as ordinary income which will be distributed to shareholders even though the portfolio does not receive periodic cash flow from these investments.

The table below provides a summary of ratings assigned to all U.S. and foreign debt holdings of portfolios with more than 5% invested in High Yield (not including money market instruments). These figures are dollar-weighted averages of month-end portfolio holdings and do not necessarily indicate a portfolio's current or future debt holdings. Portfolios whose debt holdings total less than 100% also invest in Equity Securities.


    High Yield Portfolio                       Fixed Income Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA           4.85%              TSY, AGY, AAA             66.18%
  AA                      0.00%              AA                        10.03%
  A                       0.37%              A                          7.16%
  BAA                     3.12%              BAA                        4.54%
  BA                     26.14%              BA                         7.39%
  B                      49.15%              B                          3.27%
  CAA                     8.13%              CAA                        0.01%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           8.24%              Not Available              1.42%
TOTAL                   100.00%            TOTAL                      100.00%

Special Purpose Fixed Income Portfolio       Balanced Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          64.17%              TSY, AGY, AAA             28.21%
  AA                     12.04%              AA                         4.47%
  A                       6.49%              A                          2.65%
  BAA                     4.20%              BAA                        2.22%
  BA                      7.49%              BA                         4.02%
  B                       3.18%              B                          2.19%
  CAA                     0.09%              CAA                        0.18%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           2.34%              Not Available              0.98%
TOTAL                   100.00%            TOTAL                       44.92%

  Multi-Asset Class Portfolio                Emerging Markets Portfolio
QUALITY                                    QUALITY
  TSY, AGY, AAA          26.50%              TSY, AGY, AAA              0.83%
  AA                      1.98%              AA                         0.00%
  A                       1.97%              A                          0.00%
  BAA                     1.35%              BAA                        1.39%
  BA                      3.73%              BA                         1.43%
  B                       4.13%              B                          3.47%
  CAA                     0.46%              CAA                        0.00%
  CA OR BELOW             0.00%              CA OR BELOW                0.00%
  Not Available           0.72%              Not Available              2.69%
TOTAL                    40.84%            TOTAL                        9.80%

International Equity Investing: The Adviser's approach to international equity investing is based on its evaluation of both short-term and long-term international economic trends and the relative attractiveness of non-U.S. equity markets and individual securities.

MAS considers fundamental investment characteristics, the principles of valuation and diversification, and a relatively long-term investment time horizon. Since liquidity will also be a consideration, emphasis will likely be influenced by the relative market capitalizations of different non-U.S. stock markets and individual securities. Portfolios seek to diversify investments broadly among both developed and newly industrializing foreign countries. Where appropriate, a portfolio may also invest in regulated investment companies or investment funds which invest in such countries to the extent allowed by applicable law.

Maturity and Duration Management: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a portfolio investing in Fixed-Income Securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of the Adviser's fixed-income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.


There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Money Market Investing: A money market fund like the Cash Reserves Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. A money market portfolio is designed to provide maximum principal stability for investors seeking to invest funds for the short-term, or, for investors seeking to combine a long-term investment program in other portfolios of the Fund with an investment in money market instruments. However, because the Cash Reserves Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Cash Reserves Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

Mortgage Investing: At times it is anticipated that greater than 50% of a fixed-income portfolio's assets may be invested in mortgage-related securities. These include mortgage-backed securities which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various Government-organizations, including the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), other government agencies, and private issuers. It is expected that a portfolio's primary emphasis will be on mortgage-backed securities issued by the various Government-related organizations. However, a portfolio may invest, without limit, in mortgage-backed securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.


Municipals Management: MAS manages municipal portfolios in a total return context. This means that taxable investments will regularly be included in a portfolio when they have an attractive prospective after-tax total return, regardless of the taxable nature of income on the security.

MAS Municipals Management emphasizes a diversified portfolio of high grade municipal debt securities. Under normal circumstances, a portfolio will invest at least 80% of net assets in municipal securities including AMT Bonds and at least 80% will be Investment Grade Securities.

Under normal conditions, a portfolio may hold up to 20% of net assets in U.S. Governments, Agencies, Corporates, Cash Equivalents, Preferred Stocks, Mortgage Securities, Asset-Backeds, Floaters, and Inverse Floaters and other Fixed Income Securities (collectively "Taxable Investments").

Non-Diversified Status: A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. Non-diversified portfolios may invest more than 25% of assets in securities of individual issuers representing greater than 5% each of a portfolio's total assets, whereas diversified investment companies may only invest up to 25% of assets in positions of greater than 5%. Both diversified and non-diversified portfolios are subject to diversification specifications under the Internal Revenue Code of 1986, as amended, which require that, as of the close of each fiscal quarter, (i) no more than 25% of a portfolio's total assets may be invested in the securities of a single issuer (except for U.S. Government securities) and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer. Because of its non-diversified status, a portfolio may be subject to greater credit and other risks than a diversified investment company.

Value Investing: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby MAS seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See Maturity and Duration Management for a description of the other key component of MAS's fixed-income investment strategy.

Value Stock Investing: Emphasizes common stocks which are deemed by the Adviser to be undervalued relative to the stock market in general as measured by the appropriate market index, based on value measures such as price/earnings ratios and price/book ratios. Value stocks are generally dividend paying common stocks. However, non-dividend paying stocks may also be selected for their value characteristics.
                                       43

INVESTMENTS

Each Portfolio may invest in the securities defined below in accordance with their listing of Allowable Investments and any quality or policy constraints.




ADRs: American Depository Receipts: are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders.

Agencies: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies.

Asset-Backeds: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.


Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Brady Bonds: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Cash Equivalents: are short-term fixed-income instruments comprising:


(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods)


A portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the Foreign Investing section of this Prospectus.

Portfolios will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio.


(2) Each portfolio (except Cash Reserves) may invest in commercial paper rated at time of purchase by one or more NRSRO in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch). The Cash Reserves Portfolio invests only in commercial paper rated in the highest category;


(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor' s or Fitch);


(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others;

(6) Repurchase agreements collateralized by securities listed above; and

(7) Investments by the Cash Reserve Portfolio in Cash Equivalents are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the 1940 Act.


CMOs--Collateralized Mortgage Obligations: are Derivatives which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.


Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Prepayment risk has two important effects. First, like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Second, when interest rates fall, additional mortgage prepayments must be reinvested at lower interest rates. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds.

Common Stocks: are Equity Securities which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: are convertible bonds or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of Common Stock at the purchaser's option.

Corporates--corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A portfolio will buy Corporates subject to any quality constraints. If a security held by a portfolio is down-graded, the portfolio may retain the security.




Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. All of the portfolios of the MAS Funds, except the Cash Reserves Portfolio, may enter into over-the-counter Derivatives transactions with counterparties approved by MAS in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, CMOs, Forwards, Futures and Options, SMBS, Structured Investments, Structured Notes and Swaps. See each individual Portfolio's listing of Allowable Investments to determine which of these the Portfolio may hold.


Eastern European Issuers: The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

Emerging Markets Issuers: An emerging market security is one issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. Investing in emerging markets may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Equity Securities: Commonly include but are not limited to Common Stock, Preferred Stock, ADRs, Rights, Warrants, Convertibles, and Foreign Equities. See each individual portfolio listing of Allowable Investments to determine which of the above the portfolio can hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type.


Fixed-Income Securities: Commonly include but are not limited to U.S. Governments, Zero Coupons, Agencies, Corporates, High Yield, Mortgage Securities, SMBS, CMOs, Asset-Backeds, Convertibles, Brady Bonds, Floaters, Inverse Floaters, Cash Equivalents, Repurchase Agreements, Preferred Stock, and Foreign Bonds. See each individual portfolio listing of Allowable Investments to determine which securities a portfolio may hold. Preferred Stock is contained in both the definition of Equity Securities and Fixed-Income Securities since it exhibits characteristics commonly associated with each type of security.



Floaters--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under Foreign Investing.


Foreign Currency: Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. These portfolios may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).

Foreign Equities: are Common Stock, Preferred Stock, Rights and Warrants of foreign issuers. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies (see Foreign Investing).

Foreign Bonds: are Fixed-Income Securities denominated in foreign currency including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign Mortgage Securities and various other mortgage and asset-backed securities denominated in foreign currency.


Forwards--Forward Foreign Currency Exchange Contracts: are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts, which protect the value of a portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Also, although such contracts minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.


A portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition the portfolios may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A portfolio's entry into forward contracts, as well as any use of Cross or Proxy hedging techniques will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

A portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a portfolio's obligation under the forward contract. On the date of maturity, a portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. When a portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Futures & Options--Futures Contracts, Options on Futures Contracts and Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.


A portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by a portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on a portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that a portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

High Yield: High yield securities are generally considered to be corporate bonds, preferred stocks, and convertible securities rated Ba through C by Moody's or BB through D by Standard & Poor's, and unrated securities considered to be of equivalent quality. Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as junk bonds or high yield, high risk securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. The following are excerpts from the Moody's and Standard & Poor's definitions for speculative-grade debt obligations:

         Moody's: Ba-rated bonds have "speculative elements" so their future "cannot be considered assured," and protection of principal and interest is "moderate" and "not well safeguarded during both good and bad times in the future." B-rated bonds "lack characteristics of a desirable investment" and the assurance of interest or principal payments "may be small." Caa-rated bonds are "of poor standing" and "may be in default" or may have "elements of danger with respect to principal or interest." Ca-rated bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-rated bonds are the "lowest rated" class of bonds, and issues so rated can be regarded as having "extremely poor prospects" of ever attaining any real investment standing.
         Standard & Poor's: BB-rated bonds have "less near-term vulnerability to default" than B- or CCC-rated securities but face "major ongoing uncertainties . . . which may lead to inadequate capacity" to pay interest or principal. B-rated bonds have a "greater vulnerability to default than BB-rated bonds and the ability to pay interest or principal will likely be impaired by adverse business conditions." CCC-rated bonds have a currently identifiable "vulnerability to default" and, without favorable business conditions, will be "unable to repay interest and principal." C - The rating C is reserved for income bonds on which "no interest is being paid." D - Debt rated D is in "default", and "payment of interest and/or repayment of principal is in arrears."

While these securities offer high yields, they also normally carry with them a greater degree of risk than securities with higher ratings. Lower-rated bonds are considered speculative by traditional investment standards. High yield securities may be issued as a consequence of corporate restructuring or similar events. Also, high yield securities are often issued by smaller, less credit worthy companies, or by highly leveraged (indebted) firms, which are generally less able than more established or less leveraged firms to make scheduled payments of interest and principal. The price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuing corporation when compared to investment grade bonds.

The risks posed by securities issued under such circumstances are substantial. If a security held by a portfolio is down-graded, the portfolio may retain the security.

Inverse Floaters--Inverse Floating Rate Obligations: are Fixed-Income Securities, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Companies: The portfolios are permitted to invest in shares of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended, generally prohibits the portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered close-end investment company.

To the extent a portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the portfolio itself. The portfolios may not purchase shares of any affiliated investment company except as permitted by SEC Rule or Order.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds. The International Equity and Emerging Markets portfolios may invest in these investment funds subject to applicable law as discussed under Investment Restrictions. The International Equity and Emerging Markets portfolios will invest in such investment funds only where appropriate given that the portfolio's shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the portfolio. Under certain circumstances, an investment in an investment fund will be subject to the additional limitations that apply to investments in Investment Companies.


Investment Grade Securities: are those rated by one or more nationally recognized statistical rating organization (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings falls below investment grade if it deems retention of the security to be in the best interests of the portfolio. Any Portfolio permitted to hold Investment Grade Securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.


Loan Participations: are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to the portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the investing portfolio to supply additional cash to the borrower on demand. Loan participations involving Emerging Market Issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to financial institutions that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such loan participations present additional risks of default or loss.

Mortgage Securities--Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various Governmental, Government-related and private organizations. Portfolios may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), private issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.


Due to the possibility that prepayments on home mortgages will alter cash flow on mortgage securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


There are two methods of trading mortgage-backed securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral usually consisting of agency mortgage pass-through securities, although other assets, including U.S. Treasuries (including Zero Coupon Treasury Bonds), agencies, cash equivalent securities, whole loans and corporate bonds, may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.


Municipals--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipal securities include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.


Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond [?]anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio [?]may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolios eligible to purchase municipal bonds may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

PA Municipals: Are obligations of the Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts and authorities. In general, the credit quality and credit risk of any issuer's debt is contingent upon the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in the debt document that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified, where financial operations are sound and the debt burden is reasonable.

Concentration of investment in the securities of one state exposes a portfolio to greater credit risks than a portfolio, which has the flexibility to invest in a nationally diversified portfolio of municipal securities. The risks associated with investment in the securities of a single state include possible tax changes or a deterioration in economic conditions and differing levels of supply and demand for the municipal obligations of that state.

Debt of Government Agencies, Authorities and Commissions: Certain state-created agencies have statutory authorization to incur debt for which legislation providing for state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed; it is not an obligation of the Commonwealth. Some of these agencies, however, such as the Delaware River Joint Toll Bridge Commission, are indirectly dependent on Commonwealth funds through various state-assisted programs.



Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.


Repurchase Agreements: are transactions by which a portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.


Pursuant to an order issued by the Securities and Exchange Commission, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each portfolio's participation in the income from jointly purchased repurchase agreements will be based on that portfolio's percentage share in the total purchase agreement.

Rights: represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

SMBS--Stripped Mortgage-Backed Securities: are Derivatives in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to a portfolio's limitations on investment in illiquid securities.

Structured Investments: are Derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more Swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A portfolio will purchase Structured Investments in trusts that engage in such Swaps only where the counterparties are approved by MAS in accordance with credit-risk guidelines established by the Board of Trustees.

Structured Notes: are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.



Swaps--Swap Contracts: are Derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a portfolio receiving or paying, as the case may be, only the net amount of the two returns. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. A portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Trustees.

Possible Risks: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a portfolio's risk of loss consists of the net amount of interest payments that a portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolios would be less favorable than it would have been if this investment technique were not used.

Taxable Investments: comprise Fixed-Income Securities and other instruments which pay income that is not exempt from taxation. Investors may be liable for tax on the income distributed as a result of the portfolio holding taxable investments. In this event, shareholders will receive an IRS form 1099 disclosing the taxable income paid for a calendar year.

U.S. Governments--U.S. Treasury securities: are Fixed-Income Securities which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

Warrants: are options issued by a corporation which give the holder the option to purchase stock.


When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by a portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although a portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid, high-grade debt securities or cash in an amount at least equal to these commitments.

Zero Coupons--Zero Coupon Obligations: are Fixed-Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.


                         GENERAL SHAREHOLDER INFORMATION

                      PURCHASE, REDEMPTION AND EXCHANGE OF SHARES


Adviser Class Shares of each portfolio are offered to investors through Shareholder Organizations who have a contractual agreement with the Fund's distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others or through the Fund's distributor.

Adviser Class Shares of each portfolio except for the Cash Reserves
Portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. Such portfolios determine net asset value at the normal close of trading of the New York Stock Exchange (NYSE)(currently 4:00 P.M. Eastern Time) each day that the portfolios are open for business. See Other Information - Closed Holidays and Valuation of Shares.

The Cash Reserves Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, payment for the purchase of shares must be in the form of Federal Funds (monies credited to the portfolio's Custodian by a Federal Reserve Bank) before they can be accepted by the portfolio. The portfolio is credited with Federal Funds on the same day if the investment is made by Federal Funds wire. Adviser Class Shares of the Cash Reserves Portfolio may be purchased at the net asset value next determined after an order is received by the portfolio and Federal Funds are received by the Custodian. The Cash Reserves Portfolio determines net asset value as of 12:00 noon (Eastern Time) each day that the portfolios are open for business. See Other Information-Closed Holidays and Valuation of Shares.


Investors should contact their Shareholder Organizations for information about how to purchase, redeem and exchange shares. Adviser Class Shares of a portfolio may be exchanged only for Adviser Class Shares of another portfolio that has shares issued and outstanding.

The Fund reserves the right, in its sole discretion, to suspend the offering of Adviser Class Shares of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and subsequent investment amounts.

Purchases of a portfolio's Adviser Class Shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Adviser Class Shares of the Fund's portfolios are sold through organizations who provide distribution and Shareholder services to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolios through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization.


Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the NYSE, the Custodian, or the Fund is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.


If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.



                              VALUATION OF SHARES

Equity, Select Equity, Value, Small Cap Value, Mid Cap Value, Growth, Mid Cap Growth, Balanced, Multi-Asset-Class, International Equity and Emerging Markets
Portfolios:


Net asset value per share of each class is determined by dividing the total market value of each portfolio's investments and other assets, less any liabilities, by the total outstanding shares of that portfolio. Net asset value per share is determined as of the normal close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Equity Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed Equity Securities is taken from the exchange where the security is primarily traded. Equity Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars. Unlisted Equity Securities and listed U.S. Equity Securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Trustees.

Domestic Fixed Income, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Municipal and PA Municipal Portfolios:


Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is
determined as of the normal close of the bond markets (normally       p.m.
Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). The net asset value per share of the Balanced and Multi-Asset-Class Portfolios is determined as of the latter of the close of the NYSE or the bond markets on each day the portfolios are open for business. Bonds and other Fixed-Income Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.


Net asset value includes interest on bonds and other Fixed-Income Securities which is accrued daily. Bonds and other Fixed-Income Securities which are traded over the counter and on an exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other Fixed-Income Securities this ordinarily will be the over-the-counter market.


However, bonds and other Fixed-Income Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other Fixed-Income Securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), will be valued in good faith at fair value using methods approved by the Board of Trustees.

Cash Reserves Portfolio: The net asset value per share of the Cash Reserves Portfolio is calculated daily as of 12:00 noon (Eastern Time) on each day that the portfolio is open for business (See Other Information-Closed Holidays). The portfolio determines its net asset value per share by subtracting the portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the portfolio's investments and other assets and dividing the result by the total outstanding shares of the portfolio.

For the purpose of calculating the portfolio's net asset value per share, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. As conditions of operating under Rule 2a-7, the portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.

The Trustees have also agreed to establish procedures reasonably designed, taking into account current market conditions and the portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Trustees.

In the event of a deviation of over 1/2 of 1% between a portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Trustees will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital or capital gains, or utilizing a net asset value per share not equal to $1.00 based upon available market quotations.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES: Dividends and Capital Gains
Distributions: The Fund maintains different dividend and capital gain distribution policies for each portfolio. These are:

o The Equity, Value, Growth, Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Balanced, Multi-Asset-Class, Global Fixed Income, International Fixed Income, Select Equity and Domestic Fixed Income Portfolios normally distribute substantially all of their net investment income to shareholders in the form of quarterly dividends.

o The International Equity, Small Cap Value, Mid Cap Value, Mid Cap Growth and Emerging Markets Portfolios normally distribute substantially all of their net investment income in the form of annual dividends.

o The Municipal and the PA Municipal Portfolios normally distribute substantially all of their net investment income in the form of monthly dividends.

o The Cash Reserves Portfolio declares dividends daily and normally distributes substantially all of its investment income in the form of monthly dividends.

If any portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net capital gains are realized from the sale of underlying securities, the portfolios normally distribute such gains with the last dividend for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

In all portfolios except the Cash Reserves Portfolio, undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain Mortgage Securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.

Special Considerations for the Cash Reserves Portfolio: Net investment income is computed and dividends declared as of 12:00 noon (Eastern Time), on each day. Such dividends are payable to Cash Reserves Portfolio shareholders of record as of 12:00 noon (Eastern Time) on that day, if the portfolio is open for business. Shareholders who redeem prior to 12:00 noon (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 12:00 noon (Eastern Time) on the preceding business day on which the portfolio was open for business.

For the purpose of calculating dividends, net income shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the portfolio.

Net realized short-term capital gains, if any, of the Cash Reserves Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.


Federal Taxes: Each portfolio of the Fund intends to qualify for taxation as a regulated investment company under the Code so that each portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a portfolio from net investment income will be taxable to shareholders as ordinary income, except for the Municipal and PA Municipal Portfolios (see Special Tax Considerations for the Municipal and PA Municipal Portfolios). In the case of the Equity, Value, Small Cap Value, Mid Cap Growth, Growth, Balanced, Multi-Asset-Class, Mid Cap Value, Select Equity, and Select Value Portfolios, such dividends will generally qualify in part for the dividends received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by each portfolio from domestic (U.S.) sources. The Fund will send each shareholder a statement each year indicating the amount of the dividend income which qualifies for such treatment.


Whether paid in cash or additional shares of a portfolio, and regardless of the length of time the shares in such portfolio have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends received deduction for corporations. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a portfolio. Such dividends and distributions may also be subject to state and local taxes.

Exchanges and redemptions of shares in a portfolio are taxable events for Federal income tax purposes. Individual shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.

Each portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the Federal excise tax. To do so, each portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year. Dividends declared in December by a portfolio will be deemed to have been paid by such portfolio and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the Account Registration Form that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


Special Considerations. Under the Code if more than 50% of a portfolio's securities is owned by five or fewer persons, the portfolio may be a "personal holding company" and subject to Federal income tax.

Foreign Income Taxes: Investment income received by the portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which entitle these portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the portfolios' assets to be invested within various countries is not known. The portfolios intend to operate so as to qualify for treaty reduced rates of tax where applicable.


The International Equity, Emerging Markets, Global Fixed Income and International Fixed Income Portfolios may file an election with the Internal Revenue Service to pass through to the portfolio's shareholders the amount of foreign income taxes paid by the portfolio, but may do so only if more than 50% of the value of the total assets of the portfolio at the end of the fiscal year is represented by foreign securities. These portfolios will make such an election only if they deem it to be in the best interests of their shareholders.

If this election is made, shareholders of the portfolio will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Each shareholder of the portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the portfolio's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Internal Revenue Code, will not be affected by any such "pass through" of foreign tax credits.


State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and therefore is not liable, under current law, for any corporate income or franchise tax of the Commonwealth of Pennsylvania. The Fund will provide Pennsylvania taxable values on a per share basis.

Special Tax Considerations for the Municipal and PA Municipal Portfolios: These portfolios intend to invest a sufficient portion of their assets in municipal bonds and notes so that each will qualify to pay exempt-interest dividends to shareholders. Such exempt-interest dividends are excluded from a shareholder's gross income for Federal personal income tax purposes. Tax-exempt dividends received from the Municipal and PA Municipal Portfolios may be subject to state and local taxes. However, some states allow shareholders to exclude that portion of a portfolio's tax-exempt income which is attributable to municipal securities issued within the shareholder's state of residence. Furthermore, the PA Municipal Portfolio invests at least 65% of its assets in PA Municipals. As a result, the income of the portfolio that is derived from PA Municipals and U.S. Governments will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax. Distributions by the PA Municipal Portfolio to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax. To the extent, if any, that dividends paid to shareholders of the Municipal and PA Municipal Portfolios are derived from taxable interest or long-term or short-term capital gains, such dividends will be subject to Federal personal income tax (whether such dividends are paid in cash or in additional shares) and may also be subject to state and local taxes. In addition, the Municipal and PA Municipal Portfolios may invest in private activity municipal securities, the interest on which is subject to the Federal alternative minimum tax for individuals (AMT bonds). To the extent that the portfolios invest in AMT bonds, individuals who are subject to the AMT will be required to report a portion of dividends as a tax preference item in determining their federal taxes. A shareholder may lose the tax exempt status of the accrual income of these portfolios if they redeem their shares before a dividend has been declared.

TRUSTEES OF THE TRUST: The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.


INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the Adviser), is a Pennsylvania limited liability partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, PA 19428. Miller Anderson & Sherrerd, LLP is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of the date of this prospectus had in excess of $35 billion in assets under management. On January 3, 1996, Morgan Stanley Group Inc. acquired Miller Anderson & Sherrerd, LLP (the "Adviser") in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of the Adviser. Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of the Adviser. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated as of January 3, 1996, which agreement was approved by the shareholders of each Portfolio at a special meeting held on October 6, 1995. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, each portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the portfolio's average daily net assets for the quarter:


                                                           Rate
      Emerging Markets Portfolio*                          .750%
      Equity Portfolio                                     .500
      Growth Portfolio                                     .500
      International Equity Portfolio                       .500
      Mid Cap Growth Portfolio                             .500
      Mid Cap Value Portfolio*                             .750
      Small Cap Value Portfolio*                           .750
      Value Portfolio                                      .500
      Cash Reserves Portfolio                              .250
      Domestic Fixed Income Portfolio                      .375
      Fixed Income Portfolio                               .375
      Fixed Income Portfolio II                            .375
      Global Fixed Income Portfolio                        .375
      High Yield Portfolio                                 .375
      Intermediate Duration Portfolio                      .375
      International Fixed Income Portfolio                 .375
      Limited Duration Portfolio                           .300
      Mortgage-Backed Securities Portfolio                 .375
      Municipal Portfolio                                  .375
      PA Municipal Portfolio                               .375
      Special Purpose Fixed Income Portfolio               .375
      Balanced Portfolio                                   .450
      Multi-Asset-Class Portfolio                          .450
      Select Equity Portfolio                              .500

* Advisory fees in excess of 0.750% of average net assets are considered higher than normal for most investment companies, but are not unusual for portfolios that invest primarily in small capitalization stocks or in countries with emerging market economies.


Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary to keep Total Operating Expenses for the Emerging Markets, Mid Cap Value, Cash Reserves, Domestic Fixed Income, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Mortgage-Backed Securities, Municipal, PA Municipal, Multi-Asset-Class and Select Equity Portfolios from exceeding 1.18%, 0.88%, 0.32%, 0.50%, 0.58%, 0.525%, 0.52%, 0.60%, 0.42%, 0.50%,
0.50%, 0.50%, 0.58% and 0.61%, respectively.

For the fiscal year ended September 30, 1995, the Adviser received the following as compensation for its services:

                                                                 Rate
              Emerging Markets Portfolio                        .470%
              Equity Portfolio                                  .500%
              International Equity Portfolio                    .500%
              Mid Cap Growth Portfolio                          .500%
              Mid Cap Value Portfolio                           .000%
              Small Cap Value Portfolio                         .750%
              Value Portfolio                                   .500%
              Cash Reserves Portfolio                           .141%
              Domestic Fixed Income Portfolio                   .285%
              Fixed Income Portfolio                            .375%
              Fixed Income Portfolio II                         .375%
              Global Fixed Income Portfolio                     .375%
              High Yield Portfolio                              .375%
              Intermediate Duration Portfolio                   .290%
              International Fixed Income Portfolio              .375%
              Limited Duration Portfolio                        .285%
              Mortgage-Backed Securities Portfolio              .370%
              Municipal Portfolio                               .281%
              PA Municipal Portfolio                            .190%
              Special Purpose Fixed Income Portfolio            .375%
              Balanced Portfolio                                .450%
              Multi-Asset-Class Portfolio                       .309%
              Select Equity Portfolio                           .367%


DISTRIBUTION PLAN. The Board of Trustees has approved a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act (the "Rule". Under this Plan, the Distributor is compensated at an annual rate of ___% of the average aggregate daily net assets of the Investment Class shares of each Portfolio. The Plan permits the Distributor, at its sole discretion, to use all or a portion of the fee received, to pay financial institutions or other industry professionals such as investment advisers, accountants, banks, and estate planning firms for distribution and shareholder support services.

                            MAS Portfolio Management
                                                                 Manager
                                   Portfolio                      Since
Portfolio                           Manager                       (Year)
--------------------------------------------------------------------------------
Equity and Select             Arden C. Armstrong                  1994
Equity Portfolios:
--------------------------------------------------------------------------------
                              John D. Connolly                    1990
--------------------------------------------------------------------------------
                              Timothy G. Connors                  1994
--------------------------------------------------------------------------------
                              Nicholas J. Kovich                  1994
--------------------------------------------------------------------------------
                              Robert J. Marcin                    1994
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum          Equity (1987)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr.     Equity (1984)
                                                          Select Equity
                                                          (1988)
--------------------------------------------------------------------------------
Value Portfolio:              Robert J. Marcin                    1990
--------------------------------------------------------------------------------
                              A. Morris Williams, Jr              1984
--------------------------------------------------------------------------------
Small Cap Value and           Gary G. Schlarbaum          Small Cap (1987)
Mid Cap Value                                             Mid Cap (1994)
Portfolios:
--------------------------------------------------------------------------------
                              Gary D. Haubold             Small Cap (1993)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
                              Bradley S. Daniels          Small Cap (1986)
                                                          Mid Cap (1994)
--------------------------------------------------------------------------------
Mid Cap Growth                Arden C. Armstrong                   1990
Portfolio:
--------------------------------------------------------------------------------
                              John D. Connolly                     1990
--------------------------------------------------------------------------------
Growth Portfolio:             Arden C. Armstrong                   1993
--------------------------------------------------------------------------------
                              John D. Connolly                     1993
--------------------------------------------------------------------------------
                              Timothy G. Connors                   1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fixed Income,                 Thomas L. Bennett            Fixed Income (1984)
Domestic Fixed                                             Domestic (1987)
Income, Special                                            Special Purpose
Purpose Fixed                                              (1992)
Income, and Fixed                                          Fixed Income II
Income II Portfolios:                                      (1990)
--------------------------------------------------------------------------------
                              Kenneth B. Dunn              Fixed Income and
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
                              Richard B. Worley            Fixed Income (1984)
                                                           Domestic (1987)
                                                           Special Purpose
                                                           (1992)
                                                           Fixed Income II
                                                           (1990)
--------------------------------------------------------------------------------
Mortgage-Backed               Kenneth B. Dunn                      1992
Securities
Portfolio:
--------------------------------------------------------------------------------
                              Scott F. Richard                     1992
--------------------------------------------------------------------------------
High Yield                    Stephen F. Esser                     1989
Portfolio:
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1989
--------------------------------------------------------------------------------
Cash Reserves                 Ellen D. Harvey                      1990
Portfolio:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Limited Duration              Ellen D. Harvey              Limited (1992)
and Intermediate                                           Intermediate (1994)
Duration
Portfolios:
--------------------------------------------------------------------------------
                              Scott F. Richard   Intermediate and Limited (1994)
--------------------------------------------------------------------------------
                              Christian G. Roth  Intermediate and Limited (1994)
--------------------------------------------------------------------------------
Municipal and PA              Kenneth B. Dunn                      1994
Municipal Portfolios:
--------------------------------------------------------------------------------
                              Steven K. Kreider                    1992
--------------------------------------------------------------------------------
                              Scott F. Richard                     1994
--------------------------------------------------------------------------------
Balanced Portfolio:           John D. Connolly                     1992
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1992
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1992
--------------------------------------------------------------------------------
                              Richard B. Worley                    1992
--------------------------------------------------------------------------------
Multi-Asset-Class             John D. Connolly                     1994
Portfolio:
--------------------------------------------------------------------------------
                              Gary G. Schlarbaum                   1994
--------------------------------------------------------------------------------
                              Thomas L. Bennett                    1994
--------------------------------------------------------------------------------
                              J. David Germany                     1994
--------------------------------------------------------------------------------
                              Horacio A. Valeiras                  1994
--------------------------------------------------------------------------------
                              Dean Williams                        1994
--------------------------------------------------------------------------------
                              Richard B. Worley                    1994
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International                 Dean Williams                International
Equity and Emerging                                        (1988)
Markets Portfolios:                                        Emerging Markets
                                                           (1994)
--------------------------------------------------------------------------------
                              Horacio A. Valeiras          International
                                                           (1992)
                                                           Emerging Markets
                                                           (1993)
--------------------------------------------------------------------------------
Global Fixed Income           J. David Germany                  1993
and International
Fixed Income
Portfolios:
--------------------------------------------------------------------------------
                              Richard B. Worley                 1993
--------------------------------------------------------------------------------

     A description of their business experience during the past five years is as follows:


     Arden C. Armstrong, Portfolio Manager, joined MAS in 1986. She assumed responsibility for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993 and the Equity and Select Equity Portfolios in 1994.

     Thomas L. Bennett, Portfolio Manager, joined MAS in 1984. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio 1987, the High Yield Portfolio in 1989, the Fixed Income Portfolio II in 1990, the Special Purpose Fixed Income and Balanced Portfolios in 1992 and the Multi-Asset-Class Portfolio in 1994.


     Timothy G. Connors, Portfolio Manager, joined MAS in 1994. Mr. Connors served as Vice President and Managing Director of CoreStates Investment Advisers from 1986 to 1994. He assumed responsibility for the Equity, Select Equity and Growth Portfolios in 1994.


     John D. Connolly, Portfolio Manager, joined MAS in 1990. Mr. Connolly served as Senior Vice President and Chief Investment Strategist at Dean Witter Reynolds from 1984 to 1990. He assumed responsibility for the Equity, Select Equity and Mid Cap Growth Portfolios in 1990, the Balanced Portfolio in 1992, the Growth Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.


     Bradley S. Daniels, Portfolio Manager, joined MAS in 1985. He assumed responsibility for the Small Cap Value Portfolio in 1986 and the Mid Cap Value Portfolio in 1994.


     Kenneth B. Dunn, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Fixed Income and the Domestic Fixed Income Portfolios in 1987, the Fixed Income II Portfolio in 1990, the Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios in 1992, and the Municipal and PA Municipal Portfolios in 1994.

     Stephen F. Esser, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the High Yield Portfolio in 1989.

     J. David Germany, Portfolio Manager, joined MAS in 1991. He served as Vice President & Senior Economist for Morgan Stanley & Co. from 1989 to 1991. He assumed responsibility for the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.

     Ellen D. Harvey, Portfolio Manager, joined MAS in 1984. She assumed responsibility for the Cash Reserves Portfolio in 1990, the Limited Duration Portfolio in 1992 and the Intermediate Duration Portfolio in 1994.

     Gary D. Haubold, Portfolio Manager, joined MAS in 1993. Mr. Haubold served as Senior Vice President at Wood, Struthers & Winthrop in 1993. He assumed responsibility for the Small Cap Value Portfolio in 1993 and the Mid Cap Value Portfolio in 1994.


     Nicholas J. Kovich, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Equity and Select Equity Portfolios in 1994.

     Steven K. Kreider, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Municipal and the PA Municipal Portfolios in 1992.

     Robert J. Marcin, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the Value Portfolio in 1990 and the Equity and Select Equity Portfolios in 1994.

     Scott F. Richard, Portfolio Manager, joined MAS in 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992. He assumed responsibility for the Mortgage-Backed Securities Portfolio in 1992 and the Limited Duration, Intermediate Duration, Municipal and PA Municipal Portfolios in 1994.

     Christian G. Roth, Portfolio Manager, joined MAS in 1991. He served as Senior Associate, Dean Witter Capital Corporation from 1987 to 1991. He assumed responsibility for the Limited Duration and Intermediate Duration Portfolios in 1994.

     Gary G. Schlarbaum, Portfolio Manager, joined MAS in 1987. He assumed responsibility for the Equity and Small Cap Value Portfolios in 1987, the Select Equity Portfolio in 1988, the Balanced Portfolio in 1992 and the Multi-Asset-Class and Mid Cap Value Portfolios in 1994.

     Horacio A. Valeiras, Portfolio Manager, joined MAS in 1992. He served as an International Strategist from 1989 through 1992 for Credit Suisse First Boston and as Director-Equity Research in 1992. He assumed responsibility for the International Equity Portfolio in 1992, the Emerging Markets Portfolio in 1993 and the Multi-Asset-Class Portfolio in 1994.

     A. Morris Williams, Jr., Portfolio Manager, joined MAS in 1973. He assumed responsibility for the Equity Portfolio in 1984, the Select Equity Portfolio in 1988 and the Value Portfolio in 1984.

     Dean Williams, Portfolio Manager, joined MAS in 1988. He assumed responsibility for the International Equity Portfolio in 1988 and the Emerging Markets and Multi-Asset-Class Portfolios in 1994.

     Richard B. Worley, Portfolio Manager, joined MAS in 1978. He assumed responsibility for the Fixed Income Portfolio in 1984, the Domestic Fixed Income Portfolio in 1987, the Fixed Income Portfolio II in 1990, the Balanced and Special Purpose Fixed Income Portfolios in 1992, the Global Fixed Income and International Fixed Income Portfolios in 1993 and the Multi-Asset-Class Portfolio in 1994.



     ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Administrative services provided by MAS include shareholder communication services, regulatory reporting, office space and personnel. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.

     GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

     PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.

     Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. MAS may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Group Inc., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

     OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-six portfolios.

     The shares of each portfolio of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.


     Meetings of shareholders will not be held except as required by the Investment Company Act of 1940, as amended, and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.


     As of January 25, 1998, AT&T Savings Plans Group Trust II (Berkeley Heights, NJ) owned controlling interests (as that term is defined in the Investment Company Act of 1940, as amended) of the Select Equity Portfolio; Forbes Health System (Philadelphia, PA) owned a controlling interest of the Domestic Fixed Income Portfolio; Sun Company, Inc. (Philadelphia, PA) owned a controlling interest of the Cash Reserves Portfolio; Inglis House Foundation (Philadelphia, PA) and Northwestern University (Evanston, IL) owned controlling interests of the Mortgage Backed Securities Portfolio; Ministers & Missionaries Benefit Board (New York, NY) owned a controlling interest of the Emerging Markets Portfolio and R. & S. Roberts (Philadelphia, PA) owned a controlling interest of the Pennsylvania Municipal Portfolio.


     Custodians: The Chase Manhattan Bank N.A., New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.


     Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston, MA 02108-3913.

     Reports: Shareholders receive semiannual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

     Litigation: The Fund is not involved in any litigation.

     Closed Holidays: Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Fixed Income, Special Purpose Fixed Income, Fixed Income Portfolio II, Limited Duration, Cash Reserves, High Yield, Mortgage-Backed Securities, Intermediate Duration, International Fixed Income, Global Fixed Income, Domestic Fixed Income, Municipal, and PA Municipal Portfolios will be closed on Martin Luther King Day, Columbus Day, and Veteran's Day.

     The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:


     Thomas L. Bennett,* Chairman of the Board of Trustees; Portfolio Manager, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.


     David P. Eastburn, Trustee; Retired; formerly: Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.

     Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

     Joseph J. Kearns, Trustee; Vice President and Treasurer, The J. Paul Getty Trust.

     C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

     *Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.


     James D. Schmid, President; [     ], Miller Anderson & Sherrerd, LLP;
     Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, Chase Manhattan Bank.


     Lorraine Truten, CFA, Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.


     Douglas W. Kugler, Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Assistant Vice President, Provident Financial Processing Corporation.


     John H. Grady, Jr., Secretary of the Fund since July 1995; Partner, Morgan, Lewis & Bockius; LLP, formerly Attorney, Ropes & Gray.

                                January 30, 1996


Investment Adviser and Administrator:        Transfer Agent:

Miller Anderson & Sherrerd, LLP              Chase Global Funds Services
                                             Company
One Tower Bridge                             73 Tremont Street
West Conshohocken,                           Boston, Massachusetts 02108-0913
Pennsylvania 19428-2899

                       General Distribution Agent:

                       MAS Fund Distribution, Inc.
                       One Tower Bridge
                       P.O. Box 868
                       West Conshohocken,
                       Pennsylvania 19428-0868



                                Table of Contents


                                        Page                                                            Page

     Fund Expenses                        2               General Information
     Prospectus Summary                   4               Other Information                               52
     Financial Highlights                 8               Purchase of Shares                              52
     Yield and Total Return              14               Redemption of Shares                            53
     Investment Suitability              15               Shareholder Services                            54
     Investment Limitations              15               Valuation of Shares                             54
     Portfolio Summaries                 17               Dividends, Capital Gains Distributions
     Equity Investments                  17                  and Taxes                                    56
     Fixed-Income Investments            21               Investment Adviser                              58
     Prospectus Glossary:                                 Portfolio Management                            59
        Strategies                       36               Administrative Services                         61
        Investments                      41               General Distribution Agent                      62
                                                          Portfolio Transactions                          62
                                                          Trustees and Officers                           64


                            ACCOUNT REGISTRATION FORM

                           MAS Fund Distribution, Inc.
                           General Distribution Agent

REGISTRATION/PRIMARY MAILING ADDRESS


  City ______________________________________ State________________ Zip________
  Telephone No.__________
  Type of Account:
  o Defined Benefit Plan
  o Defined Contribution Plan
  o Profit Sharing/Thrift Plan
  o Other Employee Benefit Plan
  o Endowment
  o Foundation
  o Taxable
  o Other (Specify)
  o United States Citizen
  o Resident Alien
  o Non-Resident Alien, Indicate Country of Residence

INTERESTED PARTY MAILING ADDRESS (Optional)
  Street or P.O. Box
  Attention:
  City ______________________________________ State________________ Zip________
Telephone No.____________

INTERESTED PARTY MAILING ADDRESS (Optional)
  Street or P.O. Box
  Attention:
  City ______________________________________ State________________ Zip________
  Telephone No.

INTERESTED PARTY MAILING ADDRESS (Optional)
  Street or P.O. Box
  Attention:
  City ______________________________________ State________________ Zip________
  Telephone No.

INVESTMENT
For Purchase of:

o Equity Portfolio
o Value Portfolio
o Growth Portfolio
o Mid Cap Growth Portfolio
o Balanced Portfolio
o Multi-Asset-Class Portfolio
o Balanced Investing--Indicate Portfolios
o Fixed Income Portfolio


o Fixed Income Portfolio II
o Special Purpose Fixed Income Portfolio
o High Yield Portfolio
o Limited Duration Fixed Income Portfolio
o Intermediate Duration Portfolio
o Mortgage-Backed Securities Portfolio
o Cash Reserves Portfolio
o International Equity Portfolio


o Emerging Markets Portfolio
o International Fixed Income Portfolio
o Global Fixed Income Portfolio
o Municipal Portfolio
o PA Municipal Portfolio
o Mid Cap Value Portfolio
o Domestic Fixed Income Portfolio

TAXPAYER IDENTIFICATION NUMBER
Part 1.
                             Social Security Number
                -        -
--------------------------
                                       or

                         Employer Identification Number
           -
------------

Part 2. BACKUP WITHHOLDING

o Check the box if the account is subject to

Backup Withholding under the provisions of Section 3406(a)(1)(C) of the Internal Revenue Code.


                            IMPORTANT TAX INFORMATION

You (as payee) are required by law to provide us (as payer) with your current taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 31% rate on ordinary income and capital gains distributions as well as redemptions. Backup withholding is not an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld.
You may be notified that you are subject to backup withholding under section 3406(a)(1)(C) because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment. If you have been so notified, check the box in
PART 2 at left.



TELEPHONE REDEMPTION OPTION

The Fund is hereby authorized to honor any telephone or telegraphic requests believed to be authentic for the following:

                    (check one or both)

o Mailing of Redemption proceeds to the name and address in Section 1 above.
o Wire of Redemption proceeds to:

__________________________ Name of Commercial Bank (Not Savings Bank)
    Bank Account Number

_____________________________________________________________________________
                Name(s) in which your Bank Account is Established
_____________________________________________________________________________
                              Bank's Street Address
_____________________________________________________________________________
City                      State                 Zip        Routing/ABA Number

DISTRIBUTION OPTION

o Income dividends and capital gains distributions to be reinvested in additional shares.
o Income dividends and capital gains distributions to be paid in cash.
o Income dividends in cash and capital gains distributions in additional shares.

If cash option is chosen, please indicate instructions below:

o Mail distribution check to the name and address in which account is registered.
o Wire distributions to the same Commercial Bank indicated in Section 5 above.
o Wire distributions to:

_________Name of Commercial Bank (Not Savings Bank)________ Bank Account Number

                Name(s) in which your Bank Account is Established

                              Bank's Street Address

City____________________ State________________ Zip__________ Routing/ABA Number

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION
The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current Prospectus of the MAS Funds and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete.

    (X)____________________________________________________

    Signature_____________________________    Date_______________
    (X)___________________________________
    Signature_____________________________    Date_______________ (X)_________
    (X)___________________________________
    Signature_____________________________    Date_______________
    (X)___________________________________
    Signature_____________________________    Date_______________

                            FOR INTERNAL USE ONLY (X)


     _____________________________________________

     Signature____________________________________  Date________

     O*/            F             OR             S
     ---------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

Client Services: 1-800-354-8185    Prices and Investment Results: 1-800-522-1525




MAS Funds (the Fund) is a no-load mutual fund consisting of twenty-six portfolios, two of which are described in this prospectus. The Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios are available only to private advisory clients of Miller Anderson & Sherrerd, LLP ("MAS" or "the Adviser") Adviser to MAS Funds. The Advisory Mortgage Portfolio is a diversified investment company and the Advisory Foreign Fixed Income Portfolio is a non-diversified investment company. The investment objective of each portfolio is described with its investment policies as referenced below.


         PORTFOLIO OBJECTIVES                     PAGE REFERENCE
         --------------------                     --------------

         Advisory Foreign Fixed Income                     9
         Advisory Mortgage                                10



This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated January 30, 1996, as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.


          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
  HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following tables illustrate the various expenses and fees that a shareholder for that portfolio will incur either directly or indirectly. The expenses and fees set forth below are based on an estimate for the first 10 months of operations.

   Shareholder Transaction Expenses:
   Sales Load Imposed on Purchases                              None
   Sales Load Imposed on Reinvested Dividends                   None
   Redemption Fees                                              None
   Exchange Fees                                                None

   Annual Fund Operating Expenses:
   (as a percentage of average net assets after fee waivers)
   12b-1 Fees                                                   None


                                                     Investment                                    Total
                                                      Advisory                Other              Operating
                             Portfolio                  Fees                Expenses             Expenses
                             ---------               ----------             --------             ----------
                 Advisory Foreign Fixed Income         0.000%*               0.16%                       %
                 Advisory Mortgage                     0.000**                  **                      **


              * Until further notice, the Adviser has voluntarily agreed to waive its advisory fees. In addition, the Adviser has voluntarily agreed to reimburse certain expenses to the extent necessary to keep Total Operating Expenses from exceeding 0.08%. Absent these fee waivers by the Adviser, Total Operating Expenses would be 0.54% for the Advisory Foreign Fixed Income Portfolio.


             ** Until further notice, the Adviser has voluntarily agreed to waive its advisory fees. In addition, the Adviser has voluntarily agreed to reimburse certain expenses to the extent necessary to keep Total Operating Expenses from exceeding 0.15%. Absent these fee waivers and reimbursements by the Adviser, Total Operating Expenses would be 0.459% for the Advisory Mortgage Portfolio.


EXAMPLE
-------

The purpose of this table is to assist in understanding the various expenses that a shareholder in a portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. For portfolios with less than 10 months of operations, only 1 and 3 year examples are shown.

               Portfolio                    1 year           3 year
     ---------------------------------------------------------------------

     Advisory Foreign Fixed Income           $2                $5
     Advisory Mortgage                        1                 3


                           HOW TO USE THIS PROSPECTUS
                           --------------------------

A PROSPECTUS SUMMARY is presented on page __;

FINANCIAL HIGHLIGHTS and a description of YIELD AND TOTAL RETURN begin on page __;

GENERAL INFORMATION and the INVESTMENT LIMITATIONS pertinent to the portfolios begin on page __;

A SUMMARY PAGE of each portfolio's Objective, Policies and Strategies begins on page __;

The PROSPECTUS GLOSSARY which defines specific investments, policies and strategies printed in bold type throughout this Prospectus begins on page __;

OTHER INFORMATION including Shareholder Services begins on page __.

A TABLE OF CONTENTS is presented on the last page of this Prospectus.

PROSPECTUS SUMMARY

The Advisory Foreign Fixed Income Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high-grade Foreign Bonds and Derivatives. The portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP.

The Advisory Mortgage Portfolio seeks to achieve returns consistent with returns generated by the market for Mortgage Securities by investing primarily (at least 65% of its assets under normal circumstances) in mortgage securities. The portfolio's average weighted maturity will ordinarily be greater than seven years. The portfolio is available only to private advisory clients of Miller Anderson & Sherrerd, LLP.

RISK FACTORS

Prospective investors in the Portfolios should consider the following factors as they apply to each Portfolio's allowable investment policies and approaches:

o Each portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

o Each portfolio may participate in a Securities Lending program which entails a risk of loss should the borrower fail financially;

o Fixed-Income Securities will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by a portfolio. The value of fixed-income securities can be expected to vary inversely to changes in prevailing interest rates, i.e., as interest rates decline, market value tends to increase and vice versa;

o        Each portfolio may purchase securities on a When-Issued basis.
         Securities purchased on a when-issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

o Each portfolio may invest a portion of its assets in Derivatives securities including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that a portfolio could not close out a futures or options position when it would be most advantageous to do so;

o Investments in floating rate (Floaters) and inverse floating rate securities (Inverse Floaters) and Mortgage Securities (Mortgages), including principal-only and interest-only Stripped Mortgage-Backed Securities (SMBS), may be highly sensitive to interest rate changes, and highly sensitive to the rate of principal payments (including prepayments on underlying mortgage assets);

o Investments in foreign securities involves certain special considerations which are not typically associated with investing in U.S. companies. See Foreign Investing. A portfolio investing in foreign securities may also engage in foreign currency exchange transactions; and,

o The Advisory Foreign Fixed Income Portfolio is Non-Diversified for purposes of the Investment Company Act of 1940, as amended, meaning that it may invest a greater percentage of assets in the securities of one issuer than the other portfolios.

HOW TO INVEST

Shares of each portfolio are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Investment is available only to advisory clients of MAS.

HOW TO REDEEM

Shares of each portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price.

THE FUND'S INVESTMENT ADVISER


Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser") is a Pennsylvania limited liability partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment counseling services to employee benefit plans, endowment funds, foundations and other institutional investors, and as of the date of this Prospectus had in excess of $33 billion in assets under management.

THE FUND'S DISTRIBUTOR--

MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

ADMINISTRATIVE SERVICES




The Adviser provides the Fund directly, or through third parties, with fund administration services. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A. serves as Transfer Agent to the Fund. See Administrative Services.

             Financial Highlights - Fiscal Years Ended September 30

                 Selected per share data and ratios for a share
                       outstanding throughout each period

The following information provides selected per share data and ratios for the shares outstanding of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios throughout the period presented and is part of the Portfolios' audited Annual Report to Shareholders for the period ended September 30, 1995 which is incorporated by reference in the Statement of Additional Information. The following should be read in conjunction with the Fund's financial statements which are included in the Annual Report to Shareholders and including the notes thereto. The Portfolio's financial statements for the year ended September 30, 1995 have been examined by Price Waterhouse LLP whose opinion thereon (which was unqualified) is also incorporated by reference in the Statement of Additional Information.

Advisory Foreign Fixed Income Portfolio (Commencement of Operations 10/7/94)

                                     Net Gains                      Dividend
         Net Asset                   or Losses                    Distributions
          Value-         Net       on Securities    Total from        (net
         Beginning   Investment    (realized and    Investment      investment          Total
         of Period     Income       unrealized)     Activities       income)        Distributions
----------------------------------------------------------------------------------------------------------
1995      $10.00       $0.74          $0.44           $1.18          ($0.38)           ($0.38)

         Net Asset                  Net Assets-      Ratio of        Ratio of
          Value-                      End of         Expenses       Net Income        Portfolio
          End of      Total           Period        to Average      to Average        Turnover
          Period     Return**       (thousands)    Net Assets##     Net Assets          Rate
----------------------------------------------------------------------------------------------------------
1995      $10.80     12.12%          $537,133        0.16%*++         7.44%*            96%

Advisory Mortgage Portfolio (Commencement of Operations 4/12/95)

                                     Net Gains                      Dividend
         Net Asset                   or Losses                    Distributions
          Value-         Net       on Securities    Total from        (net
         Beginning   Investment    (realized and    Investment      investment          Total
         of Period     Income       unrealized)     Activities       income)        Distributions
----------------------------------------------------------------------------------------------------------
1995      $10.00       $0.25          $0.35           $0.60          ($0.19)           ($0.19)

         Net Asset                  Net Assets-      Ratio of        Ratio of
          Value-                      End of         Expenses       Net Income        Portfolio
          End of      Total           Period        to Average      to Average        Turnover
          Period     Return**       (thousands)    Net Assets##     Net Assets          Rate
----------------------------------------------------------------------------------------------------------
1995     $10.41      6.03%          $1,443,038       0.10%*++         6.72%*             110%

 *  Annualized
**  Total return figures for partial years are not annualized.
++ The Adviser has voluntarily agreed to waive its advisory fees and reimburse certain expenses to the extent necessary, if any, to keep the total annual operating expenses for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios from exceeding 0.15% and 0.08%, respectively. Voluntarily waived fees and reimbursed expenses totalled 0.38%* and 0.49%* for the period ended September 30, 1995.
## For the period ended September 30, 1995, the Ratio of Expenses to Average Net Assets for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios excludes the effect of expense offsets. If expense offsets were included, the Ratio of Expenses to Average Net Assets would be 0.15%* and 0.08%*, respectively.

YIELD AND TOTAL RETURN

From time to time each portfolio of the Fund advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of a portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods as well (such as from commencement of the portfolio's operations). When considering average total return figures for periods longer than one year, it is important to note that a portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period.

In addition to average annual total return, a portfolio may also quote an aggregate total return for various periods representing the cumulative change in value of an investment in a portfolio for a specific period. Aggregate total returns may be shown by means of schedules, charts or graphs and may include subtotals of the various components of total return (e.g. income dividends or returns for specific types of securities such as industry or country types).


The yield of a portfolio is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period stated in the advertisement by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees that are charged to all shareholder accounts and any non recurring charges for the period stated. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by the portfolio to maintain its books and records, therefore the advertised 30-day yield may not reflect the income paid to your own account or the yield reported in the portfolio's reports to shareholders.




The performance of a portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices, all as further described in the Statement of Additional Information.

The Annual Report to Shareholders, when available, will be provided without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION

The following information relates to each portfolio of the Fund and should be read in conjunction with the specific information about each portfolio.

Objectives: Each portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by a portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. Both portfolios will seek to produce total return by actively trading portfolio securities. The achievement of any portfolio's objective cannot be assured.

Suitability: The portfolios are designed for advisory clients of MAS who are long-term investors and can accept the risks entailed in investing in the bond market and are not meant to provide a vehicle for playing short-term swings in the market.


Securities Lending: Each portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, a portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

Illiquid Securities/Restricted Securities: Each of the portfolios may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.




Turnover: The Adviser manages the portfolios generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the portfolios will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by a portfolio. Trading in Fixed-Income Securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

With respect to the portfolios, the annual turnover rate may exceed
100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities.

Cash Equivalents/Temporary Defense Investing: Although each portfolio intends to remain substantially fully invested, a small percentage of a portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of each portfolio. Any portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in cash equivalents or the Fixed-Income Securities listed for that portfolio without limit. In addition, the Adviser may, for temporary defensive purposes, increaase or decrease the average weighted maturity or duration of a portfolio without regard to that portfolio's total average weighted maturity.


Concentration: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. Except as provided in a portfolio's specific investment policies, a portfolio will not concentrate investments in any one industry.

Investment Limitations: Each portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, a portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This limitation is not applicable to the Advisory Foreign Fixed Income Portfolio. However, both Advisory Portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(b) with respect to 75% of its assets, a Portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer. This limitation is not applicable to the Advisory Foreign Fixed Income Portfolio. However, both Advisory Portfolios will comply with the diversification requirements imposed by Sub-Chapter M of the Internal Revenue Code;

(c) a portfolio will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;



(d) a portfolio will not acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the portfolio's total assets would be invested in securities of companies within such industry; provided, however, that (1) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when any such portfolio adopts a temporary defensive position; (2) asset-backed securities will be classified according to the underlying assets securing such securities; and (3) the Advisory Mortgage Portfolio will concentrate in mortgage-backed securities.

(e) a portfolio will not make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities and (iii) by lending portfolio assets to other portfolios of the Fund, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;


(f) a portfolio will not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes or (ii) in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);


(g) a portfolio will not pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value;

(h) a portfolio will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the Investment Company Act of 1940, as amended; and

(i) a portfolio (except the Cash Reserve Portfolio) may enter into OTC derivative transactions (Swaps, Caps, Floors, Puts, etc., excluding Foreign exchange contracts) with Counterparties that are approved by MAS in accordance with Guidelines established by the Board of Trustees. These Guidelines provide for a minimum credit rating for each Counterparty and various credit enhancement techniques (collateralization of amounts due from Counterparties) to limit exposure to Counterparties with ratings below AA and A1.

Limitations (a), (b), (d), (e), and (f), and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of each portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. Investment limitations
(a) and (b) are not fundamental policies for the Advisory Foreign Fixed Income Portfolio. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

Advisory Foreign Fixed Income Portfolio - (a non-diversified portfolio available only to advisory clients of MAS)

Objective:      To achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in investment grade fixed-income securities of foreign issuers.

Approach:       The Portfolio is available only to the Adviser's private
                advisory clients.

Policies:       Generally at least 65% invested in Fixed-Income Securities of issuers in at least 3 countries located outside of the U.S.
                Derivatives may be used to represent country investments, or otherwise pursue portfolio strategy.

                May invest all or a portion of assets in U.S. securities as a defensive strategy.

Quality         100% Investment Grade Securities
Specifications: Individual Securities Rated A or Higher

Maturity and
Duration:       Average weighted maturity generally greater than 5 years


Allowable:      Foreign Bonds           Foreign Currency           Forwards            Eastern European Issuers
Investments:    Convertibles            U.S. Governments           Zero Coupons        Agencies
                Corporates              Mortgage Securities        CMOs                SMBS
                Asset-Backeds           When Issued Securities     Brady Bonds         Floaters
                Inverse Floaters        Structured Notes           Futures & Options   Swaps
                Cash Equivalents        Repurchase Agreements      Municipals          Preferred Stock
                Investment Companies



Benchmark
Index:          Salomon Broad Investment Grade

Strategies:     Foreign Fixed Income Investing
                Maturity and Duration Management
                Value Investing
                Foreign Investing
                Non-Diversified Status
                Mortgage Investing

Advisory Mortgage Portfolio - (available only to advisory clients of MAS)

Objective:      To achieve returns consistent with returns generated by the market for mortgage securities by investing primarily (at least
                65% of its assets under normal circumstances) in mortgage
                securities.
Approach:       The Portfolio is available only to the Adviser's private
                advisory clients

Policies:       Generally at least 65% invested in Mortgage Securities
                Derivatives may be used to pursue portfolio strategy

Quality Securities not guaranteed by the U.S. Government or a private organization will be Investment Grade

Specifications: Securities
Maturity and    Average weighted maturity generally greater than 7 years
Duration:       Duration generally between 2 and 7 years


Allowable       Mortgage Securities   CMOs                       Asset-Backeds           SMBS
Investments:    U.S. Governments      Zero Coupons               Agencies                When Issued Securities
                Floaters              Inverse Floaters           Structured Notes        Futures & Options
                Cash Equivalents      Repurchase Agreements      Investment Companies    Swaps


Benchmark
Index:          Lehman Mortgage Index
Strategies:     Mortgage Investing
                Maturity and Duration Management
                Value Investing

                               PROSPECTUS GLOSSARY

             CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS
             -------------------------------------------------------

STRATEGIES

Foreign Fixed Income Investing: A portion of a portfolio may be invested in Foreign Bonds and other Fixed-Income Securities denominated in foreign currencies, where, in the opinion of the Adviser, the combination of current yield and currency value offer attractive expected returns. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where in the Adviser's judgment unacceptable currency risk exists, currency Futures & Options, Forwards and Swaps may be used to hedge the currency risk.

Foreign Investing: Investors should recognize that investing in securities issued by foreign companies or governments involves certain special considerations which are not typically associated with investing in U.S. companies. Since the securities of foreign issuers may be denominated in foreign currencies, and since a portfolio may temporarily hold uninvested reserves in bank deposits of foreign currencies prior to reinvestment or conversion to U.S. dollars, a portfolio may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, there may be less publicly available information about certain foreign companies than about U.S. companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign issuers.

Although a portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions in foreign securities, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodial arrangements of a portfolio's foreign securities will be greater than the expenses for the custodial arrangements for handling U.S. securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a portfolio receives from the companies comprising the portfolio's investments.

Maturity and Duration Management: One of two primary components of the Adviser's fixed-income investment strategy is maturity and duration management. The maturity and duration structure of a portfolio investing in Fixed-Income Securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See Value Investing for a description of the second primary component of MAS's fixed-income strategy.

Most debt obligations provide interest (coupon) payments in addition to a final
(par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed-income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed-income securities. Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


Mortgage Investing: The Advisory Mortgage Portfolio will be primarily (at least 65% of the time under normal circumstances) invested in mortgage-related securities. These include mortgage-backed securities which represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan associations, mortgage bankers and others. The pools are assembled by various organizations, including the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), other government agencies, and private issuers. It is expected that a portfolio's primary emphasis will be in mortgage-backed securities issued by the various Government-related organizations. However, a portfolio may invest, without limit, in mortgage-backed securities issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. Securities issued by private issuers will be rated investment grade by Moody's or Standard & Poor's or be deemed by the Adviser to be of comparable investment quality.


Non-Diversified Status: A portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. Non-diversified portfolios may invest more than 25% of assets in securities of individual issuers representing greater than 5% each of a portfolio's total assets, whereas diversified investment companies may only invest up to 25% of assets in positions of greater than 5%. Both diversified and non-diversified portfolios are subject to diversification specifications under the Internal Revenue Code of 1986, as amended, which require that, as of the close of each fiscal quarter, (i) no more than 25% of a portfolio's total assets may be invested in the securities of a single issuer (except for U.S. Government securities) and (ii) with respect to 50% of its total assets, no more than 5% of such assets may be invested in the securities of a single issuer (except for U.S. Government securities) or invested in more than 10% of the outstanding voting securities of a single issuer. Because of its non-diversified status, a portfolio may be subject to greater credit and other risks than a diversified investment company.


Value Investing: One of two primary components of the Adviser's fixed-income strategy is value investing, whereby MAS seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged. See Maturity and Duration Management for a description of the other key component of MAS's fixed-income investment strategy.

INVESTMENTS

Each portfolio may invest in the securities defined below in accordance with their listing of Allowable Investments and any quality or policy constraints.

Agencies: are securities which are not guaranteed by the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies.

Asset-Backeds: are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.


Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.


Brady Bonds: are debt obligations which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market. For further information on these securities, see the Statement of Additional Information. Portfolios will only invest in Brady Bonds consistent with quality specifications.

Cash Equivalents:  are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the Foreign Investing section of this Prospectus.

Portfolios will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio.


(2) Each portfolio may invest in commercial paper rated at time of purchase by one or more NRSRO in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);


(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);


(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;


(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase agreements collateralized by securities listed above.

CMOs--Collateralized Mortgage Obligations: are Derivatives which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Possible Risks: Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Prepayment risk has two important effects. First, like bonds in general, mortgage-backed securities will generally decline in price when interest rates rise. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk. Second, when interest rates fall, additional mortgage prepayments must be reinvested at lower interest rates. In part to compensate for these risks, mortgages will generally offer higher yields than comparable bonds.


Convertibles: are convertible bond or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of common stock at the purchaser's option.


Corporates--corporate bonds: are debt instruments issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A portfolio will buy Corporates subject to any quality constraints. If a security held by a portfolio is down-graded, the portfolio may retain the security.



Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes that are not listed in the Applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. Each of the Portfolios covered by this Prospectus may enter into over-the-counter Derivatives transactions with counterparties approved by MAS in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to CMOs, Forwards, Futures and Options, SMBS, Structured Investments, Structured Notes and Swaps. See each individual portfolio's listing of Investments to determine which of these the Portfolio may hold.




Eastern European Issuers: The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.


Fixed-Income Securities: Commonly include but are not limited to U.S. Governments, Zero Coupons, Agencies, Corporates, Mortgage Securities, SMBS, CMOs, Asset-Backeds, Convertibles, Brady Bonds, Floaters, Inverse Floaters, Cash Equivalents, Repurchase Agreements, Preferred Stock, and Foreign Bonds. See each individual portfolio listing of Allowable Investments to determine which securities a portfolio may hold. Preferred Stock is contained in the definition of Fixed-Income Securities since it exhibits some characteristics commonly associated with that type of security.

Floaters--Floating and Variable Rate Obligations: are debt obligations with a floating or variable rate of interest, i.e. the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under Foreign Investing.


Foreign Currency: Portfolios investing in foreign securities will regularly transact security purchases and sales in foreign currencies. These portfolios may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).

Foreign Bonds: are Fixed-Income Securities denominated in foreign currency including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign Mortgage Securities and various other mortgage and asset-backed securities denominated in foreign currency.

Forwards--Forward Foreign Currency Exchange Contracts: are Derivatives which are used to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts, which protect the value of a portfolio's investment securities against a decline in the value of a currency, do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they simply establish an exchange rate at a future date. Also, although such contracts minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition the portfolios may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A portfolio's entry into forward contracts, as well as any use of Cross or Proxy hedging techniques will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract.

A portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security. There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a portfolio's obligation under the forward contract. On the date of maturity, a portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. When a portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

Futures & Options--Futures Contracts, Options on Futures Contracts and Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.


A portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.


Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by a portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on a portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the-counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that a portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

Inverse Floaters--Inverse Floating Rate Obligations: are Fixed-Income Securities, which have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.


Investment Companies: The portfolios are permitted to invest in shares of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended, generally prohibits the portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolios from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered close-end investment company.

Investment Grade Securities: are those rated by one or more nationally recognized statistical rating organization (NRSRO) in one of the four highest rating categories at the time of purchase (e.g. AAA, AA, A or BBB by Standard & Poor's Corporation (Standard & Poor's) or Fitch Investors Service, Inc., (Fitch) or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. (Moody's)). Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Mortgage-backed securities, including mortgage pass-throughs and collateralized mortgage obligations (CMOs), deemed investment grade by the Adviser, will either carry a guarantee from an agency of the U.S. Government or a private issuer of the timely payment of principal and interest (such guarantees do not extend to the market value of such securities or the net asset value per share of the portfolio) or, in the case of unrated securities, be sufficiently seasoned that they are considered by the Adviser to be investment grade quality. The Adviser may retain securities if their ratings falls below investment grade if it deems retention of the security to be in the best interests of the portfolio. Any portfolio permitted to hold Investment Grade Securities may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an Investment Grade Security.


Mortgage Securities--Mortgage-backed securities represent an ownership interest in a pool of residential and commercial mortgage loans. Generally, these securities are designed to provide monthly payments of interest and principal to the investor. The mortgagee's monthly payments to his/her lending institution are passed through to investors such as the portfolio. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. The pools are assembled by various Governmental, Government-related and private organizations. Portfolios may invest in securities issued or guaranteed by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), non-agency issuers and other government agencies. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the portfolio will be those which at time of purchase are rated investment grade by one or more NRSRO, or, if unrated, are deemed by the Adviser to be of investment grade quality.


Due to the possibility that prepayments on home mortgages will alter cash flow on mortgage securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

There are two methods of trading mortgage-backed securities. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage security transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis.

A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral consisting usually of agency mortgage pass-through securities, although other assets including U.S. Treasuries (including Zero Coupon Treasury Bonds), agencies, cash equivalent securities, whole loans and corporate bonds may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type.

Municipals--Municipal Securities: are debt obligations issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipal securities include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

General obligation municipal bonds are secured by the issuer's pledge of full faith, credit and taxing power. Revenue or special tax bonds are payable from the revenues derived from a particular facility or, in some cases, from a special excise or other tax, but not from general tax revenue.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Demand notes permit an investor (such as the portfolio) to demand from the issuer payment of principal plus accrued interest upon a specified number of days' notice. The portfolios eligible to purchase municipal bonds may also purchase AMT bonds. AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

Repurchase Agreements: are transactions by which a portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that their value, including accrued interest, always equals or exceeds the repurchase price.

Pursuant to an order issued by the Securities and Exchange Commission, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis. By entering into repurchase agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each portfolio's participation in the income from jointly purchased repurchase agreements will be based on that portfolio's percentage share in the total purchase agreement.

SMBS--Stripped Mortgage-Backed Securities: are Derivatives in the form of multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on IOs and POs is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to a portfolio's limitations on investment in illiquid securities.

Structured Notes: are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


Swaps--Swap Contracts: are Derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.



A portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a portfolio receiving or paying, as the case may be, only the net amount of the two returns. A portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations. A portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Fund's Board of Trustees.

Possible Risks: Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a portfolio's risk of loss consists of the net amount of interest payments that a portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolios would be less favorable than it would have been if this investment technique were not used.

U.S. Governments--U.S. Treasury securities: are Fixed-Income Securities which are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest.

When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by a portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although a portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. A portfolio will maintain with the custodian a separate account with a segregated portfolio of liquid, high-grade debt securities or cash in an amount at least equal to these commitments.

Zero Coupons--Zero Coupon Obligations: are Fixed-Income Securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

GENERAL INFORMATION

PURCHASE OF SHARES

The Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios are available only to private advisory clients of Miller Anderson & Sherrerd, LLP Adviser to MAS Funds.

Shares of each portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. Such portfolios determine net asset value at the normal close of trading of the New York Stock Exchange (NYSE) (currently 4:00 P.M. Eastern Time) each day that the portfolios are open. See Other Information-Closed Holidays and Valuation of Shares.

Other Purchase Information: The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund.

Purchases of a portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

REDEMPTION OF SHARES

Shares of each portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

VALUATION OF SHARES


Net asset value per share is computed by dividing the total value of the investments and other assets of the portfolio, less any liabilities, by the total outstanding shares of the portfolio. The net asset value per share is determined as of the normal close of the bond markets (currently __ p.m. Eastern
Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Bonds and other fixed-income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars.



Net asset value includes interest on bonds and other Fixed-Income Securities which is accrued daily. Bonds and other fixed-income securities which are traded over the counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market.

However, bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to specific securities. Bonds and other fixed-income securities not priced in this manner are valued at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value. In the event that amortized cost does not approximate market, market prices as determined above will be used. Other assets and securities, for which no quotations are readily available (including restricted securities), will be valued in good faith at fair value using methods approved by the Board of Trustees.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions: The Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio will normally distribute substantially all of their net investment income to shareholders in the form of quarterly and monthly dividends, respectively.

Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the portfolio and therefore will not be distributed as dividends. Rather, these payments on mortgage-backed securities will be reinvested on behalf of the shareholders by the portfolio in accordance with its investment objectives and policies.

For the purpose of calculating dividends, net income shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the portfolio.

Federal Taxes: The Advisory Portfolios intend to qualify for taxation as a regulated investment company under the Code so that each portfolio will not be subject to Federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by a portfolio from net investment income will be taxable to shareholders as ordinary income. The Fund will send each shareholder a statement each year indicating the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of a portfolio, and regardless of the length of time the shares in such portfolio have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends received deduction for corporations. Shareholders are notified annually by the Fund as to Federal tax status of dividends and distributions paid by a portfolio. Such dividends and distributions may also be subject to state and local taxes.

Exchanges and redemptions of shares in a portfolio are taxable events for Federal income tax purposes. Individual shareholders may also be subject to state and municipal taxes on such exchanges and redemptions.

Each portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the Federal excise tax. To do so, each portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year. Dividends declared in December by a portfolio will be deemed to have been paid by such portfolio and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations.


Special Considerations. Under the Code if more than 50% of a portfolio's securities is owned by 5 or fewer persons the portfolio may be a "personal holding company" and subject to Federal income tax.


Foreign Income Taxes: Investment income received by the portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into Tax Treaties with many foreign countries which entitle these portfolios to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the portfolios' assets to be invested within various countries is not known. The portfolios intend to operate so as to qualify for treaty reduced rates of tax where applicable.

Since the Advisory Foreign Fixed Income Portfolio is treated as a single entity for Federal income tax purposes, it may file an election with the Internal Revenue Service to pass through to the portfolio's shareholders the amount of foreign income taxes paid by the portfolio, but may do so only if more than 50% of the value of the total assets of the portfolio at the end of the fiscal year is represented by foreign securities. This portfolio will make such an election only if they deem it to be in the best interests of their shareholders. The Federal income tax status of the portfolio will not be affected by the election.

If this election is made, shareholders of the portfolio will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the portfolio; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income or use it within the limitations set forth in the Internal Revenue Code as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

Each shareholder of the portfolio will be notified within 60 days after the close of each taxable (fiscal) year of the Fund if the foreign taxes paid by the portfolio will pass through for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the portfolio's gross income from foreign sources. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Internal Revenue Code, will not be affected by any such "pass through" of foreign tax credits.

State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and therefore is not liable, under current law, for any corporate income or franchise tax of the Commonwealth of Pennsylvania. The Fund will provide Pennsylvania taxable values on a per share basis.

INVESTMENT ADVISER



The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP is a Pennsylvania limited partnership founded in 1969 and is located at One Tower Bridge, West Conshohocken, PA 19428. Miller Anderson & Sherrerd, LLP is an Equal Opportunity/Affirmative Action Employer. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of the date of this prospectus had in excess of $__ billion in assets under management. On January 3, 1996, Morgan Stanley Group Inc. acquired Miller Anderson & Sherrerd, LLP (the "Adviser") in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of the Adviser. Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of the Adviser. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with the MAS Funds dated as of January 3, 1996, which Agreement was approved by the shareholders of each Portfolio at a special meeting held on October 6, 1995. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations, and other institutional investors.

Under the Investment Management Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, each portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the portfolio's average daily net assets for the quarter:


                                                           Rate
                                                          -----
              Advisory Foreign Fixed Income               0.375%*
              Advisory Mortgage                           0.375**

              * Until further notice, the Adviser has voluntarily agreed to waive its advisory fees. In addition, the Adviser has voluntarily agreed to reimburse certain expense to the extent necessary to keep Total Operating Expenses from exceeding ___. Absent these fee waivers and reimbursements by the Adviser, Total Operating Expenses would be 0.525% for the Advisory Foreign Fixed Income Portfolio.

              ** Until further notice, the Adviser has voluntarily agreed to waive its advisory fees. In addition, the Adviser has voluntarily agreed to reimburse certain expenses to the extent necessary to keep Total Operating Expenses from exceeding 0.08%. Absent these fee waivers by the Adviser, Total Operating Expenses would be 0.590% for the Advisory Mortgage Portfolio.

For the fiscal year ended September 30, 1995, the Adviser received no compensation for its services under the Investment Advisory Agent.

PORTFOLIO MANAGEMENT

The investment professionals of MAS who are primarily responsible for the day-to-day management of the Fund's portfolios are as follows:

Advisory Mortgage Portfolio - Kenneth B. Dunn and Scott F. Richard;

Advisory Foreign Fixed Income Portfolio - J. David Germany and Richard B.
Worley.

A description of their business experience during the past five years is as follows:

Kenneth B. Dunn, Portfolio Manager, joined MAS in 1987.

J. David Germany, Portfolio Manager, joined MAS in 1991. He served as Vice President & Senior Economist for Morgan Stanley & Co. from 1989 to 1991.

Scott F. Richard, Portfolio Manager, joined MAS in 1992. He served as Vice President, Head of Fixed Income Research & Model Development for Goldman, Sachs & Co. from 1987 to 1991 and as Head of Mortgage Research in 1992.

Richard B. Worley, Portfolio Manager, joined MAS in 1978.

ADMINISTRATIVE SERVICES

MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Administrative services provided by MAS include shareholder communication services, regulatory reporting, office space and personnel. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 8, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.

GENERAL DISTRIBUTION AGENT

Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO TRANSACTIONS

The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.


Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. MAS may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley Group Inc., the parent of MAS's general partner and limited partner to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.



OTHER INFORMATION

Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty six portfolios.

The shares of each portfolio of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the Investment Company Act of 1940, as amended, and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

As of January 25, 1998, AT&T Savings Plans Group Trust II (Berkeley Heights, NJ) owned controlling interests (as that term is defined in the Investment Company Act of 1940, as amended) of the Selected Equity Portfolio; Forbes Health
System (Philadelphia, PA) owned a controlling interest of the Domestic Fixed Income Portfolio; Sun Company, Inc. (Philadelphia, PA) owned a controlling interest of the Cash Reserves Portfolio; Inglis House Foundation (Philadelphia,
PA) and Northwestern University (Evanston, IL) owned controlling interests of the Mortgage Backed Securities Portfolio; Ministers & Missionaries Benefit
Board (New York, NY) owned a controlling interest of the Emerging Markets Portfolio and R. & S. Roberts (Philadelphia, PA) owned a controlling interest of the Pennsylvania Municipal Portfolio.

Custodians: The Chase Manhattan Bank, N.A. (NY) and Morgan Stanley Trust Company
(NY), and its sub-custodians serve as custodians for the portfolios. The custodians hold cash, securities and other assets as required by the 1940 Act.

Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, N.A., 73 Tremont Street, Boston, MA 02108-3913.

Reports: Shareholders receive semiannual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

Litigation:  The Fund is not involved in any litigation.

Closed Holidays: Currently, the weekdays on which the Advisory Portfolios are closed for business are: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.

TRUSTEES AND OFFICERS

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

Thomas L. Bennett,* Chairman of the Board of Trustees; Partner, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.

David P. Eastburn, Trustee; Retired; formerly: Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; Vice President and Treasurer, J. Paul Getty Trust.

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.



* Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.



James D. Schmid, President; Partner, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, Chase Manhattan Bank.

Lorraine Truten, CFA, Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

Douglas W. Kugler, Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Assistant Vice President, Provident Financial Processing Corporation from May 1989 to March 1993.


John H. Grady, Jr., Secretary of the Fund since July 1995; Partner, Morgan, Lewis & Bockius; LLP, formerly Attorney, Ropes & Gray.

Investment Adviser and Administrator:       Transfer Agent:

Miller Anderson & Sherrerd, LLP             Chase Global Funds Services Company
One Tower Bridge                            73 Tremont Street
West Conshohocken,                          Boston, Massachusetts 02108-0913
Pennsylvania 19428-2899

                           General Distribution Agent:

                           MAS Fund Distribution, Inc.
                           One Tower Bridge
                           P.O. Box 868
                           West Conshohocken,
                           Pennsylvania 19428-0868



                                Table of Contents

                                Page                                                                    Page
                                ----                                                                    ----
Fund Expenses                     2                   General Information:
Prospectus Summary                3                      Purchase of Shares                               20
Financial Highlights              5                      Redemption of Shares                             21
Yield and Total Return            6                      Valuation of Shares                              21
Investment Suitability            6                      Dividends, Capital Gains Distributions
Investment Limitations            7                         and Taxes                                     21
Portfolio Summaries               9                      Investment Adviser                               23
Prospectus Glossary:                                     Portfolio Management                             23
   Strategies                    11                   Administrative Services                             24
   Investments                   13                   General Distribution Agent                          24
                                                      Portfolio Transactions                              24
                                                      Trustees and Officers                               26


                            ACCOUNT REGISTRATION FORM

                           MAS Fund Distribution, Inc.
                           General Distribution Agent

REGISTRATION/PRIMARY MAILING ADDRESS


   City_____________________________State__________________________Zip_______
   Telephone No.__________
   Type of Account:
   o Defined Benefit Plan      o Defined Contribution Plan
   o Profit Sharing/Thrift Plan
   o Other Employee Benefit Plan
   o Endowment    o Foundation     o Taxable    o Other (Specify)
   o United States Citizen     o Resident Alien
   o Non-Resident Alien, Indicate Country of Residence

INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City_____________________________State__________________________Zip_______
   Telephone No.__________

INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City_____________________________State__________________________Zip_______
   Telephone No.__________

INTERESTED PARTY MAILING ADDRESS (Optional)
   Street or P.O. Box
   Attention:
   City_____________________________State__________________________Zip_______
   Telephone No.__________

INVESTMENT
For Purchase of:
   o Equity Portfolio
   o Value Portfolio
   o Growth Portfolio
   o Mid Cap Growth Portfolio
   o Balanced Portfolio
   o Multi-Asset-Class Portfolio
   o Balanced Investing--Indicate Portfolios
   o Fixed Income Portfolio


   o Fixed Income Portfolio II
   o Special Purpose Fixed Income Portfolio
   o High Yield Portfolio
   o Limited Duration Fixed Income Portfolio
   o Intermediate Duration Portfolio
   o Mortgage-Backed Securities Portfolio
   o Cash Reserves Portfolio
   o International Equity Portfolio


   o Emerging Markets Portfolio
   o International Fixed Income Portfolio
   o Global Fixed Income Portfolio
   o Municipal Portfolio
   o PA Municipal Portfolio
   o Mid Cap Value Portfolio
   o Domestic Fixed Income Portfolio

     TAXPAYER IDENTIFICATION NUMBER
     Part 1.
                                           Social Security Number
                -        -
   -----------------------                          or
                                       Employer Identification Number
               -
   -------------

     Part 2. BACKUP WITHHOLDING

     o Check the box if the account is subject to Backup Withholding under the provisions of Section 3406(a)(1)(C) of the Internal Revenue Code.




                            IMPORTANT TAX INFORMATION

You (as payee) are required by law to provide us (as payer) with your current taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 31% rate on ordinary income and capital gains distributions as well as redemptions. Backup withholding isnot an additional tax; the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. You may be notified that you are subject to backup withholding under section 3406(a)(1)(C) because you have underreported interest or dividends or you were required to, but failed to, file a return which would have included a reportable interest or dividend payment. If you have been so notified, check the box in PART 2 at left.






  TELEPHONE REDEMPTION OPTION

  The Fund is hereby authorized to honor any telephone or telegraphic requests believed to be authentic for the following:
                 (check one or both)
   o Mailing of Redemption proceeds to the name and address in Section 1 above.
   o Wire of Redemption proceeds to:

     _______________________________Name of Commercial Bank (Not Savings Bank)
           Bank Account Number

_______________________________________________________________________________
                Name(s) in which your Bank Account is Established

_______________________________________________________________________________
                              Bank's Street Address

_______________________________________________________________________________
City                    State                    Zip         Routing/ABA Number

     DISTRIBUTION OPTION

   o Income dividends and capital gains distributions to be reinvested in additional shares.
   o Income dividends and capital gains distributions to be paid in cash.
   o Income dividends in cash and capital gains distributions in additional shares.

If cash option is chosen, please indicate instructions below:
   o Mail distribution check to the name and address in which account is registered.
   o Wire distributions to the same Commercial Bank indicated in Section 5 above.
   o Wire distributions to:

Name of Commercial Bank (Not Savings Bank) ___________________________
                                               Bank Account Number

                Name(s) in which your Bank Account is Established

______________________________________________________________________________
                              Bank's Street Address

______________________________________________________________________________
City                     State                 Zip          Routing/ABA Number

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION

The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current Prospectus of the MAS Funds and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete.

      (X)________________________________________________________

      Signature_____________________________________ Date________
      (X____________________________________________

      Signature_____________________________________ Date________(X)______
      (X)___________________________________________

      Signature_____________________________________ Date________
      (X)___________________________________________

      Signature_____________________________________ Date________


                            FOR INTERNAL USE ONLY (X)


    _____________________________________________________________
    Signature                                        Date

      O*/             F             OR             S

                                    MAS FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION
                                January 30, 1996



         MAS Funds (the "Fund") is a no load mutual fund consisting of twenty-six portfolios offering a variety of investment alternatives. This Statement of Additional Information sets forth information about the Fund applicable to each of the twenty-six portfolios.


         This Statement is not a Prospectus but should be read in conjunction with the Fund's Prospectuses dated January 30, 1996, each as revised from time to time. To obtain either of these Prospectuses, please call the Client Services Group.



                      Client Services Group: 1-800-354-8185
                  Prices and Investment Results: 1-800-522-1525


                                TABLE OF CONTENTS
                                                                            Page


Business History ..........................................................   3
Strategies and Investments ................................................   3
Repurchase Agreements .....................................................   3
Securities Lending ........................................................   3
Foreign Investments .......................................................   4
Futures Contracts .........................................................   4
Restrictions on the Use of Futures Contracts ..............................   5
Risk Factors in Futures Transactions ......................................   5
Options ...................................................................   6
Options on Foreign Currencies .............................................   6
Combined Transactions .....................................................   7
Risks of Options on Futures Contracts, Forward Contracts and Options
  on Foreign Currencies ...................................................   7
Swap Contracts ............................................................   8
Foreign Currency Exchange-Related Securities ..............................   8
Municipal Bonds ...........................................................  10
Duration ..................................................................  11
Mortgage-Backed Securities ................................................  11
Stripped Mortgage-Backed Securities .......................................  13
U.S. Government Securities ................................................  13
Zero Coupon Bonds .........................................................  14
Repurchase Agreements .....................................................  14
Eurodollar and Yankee Obligations .........................................  14
Brady Bonds ...............................................................  15
Cash Reserves Portfolio ...................................................  15
Tax Considerations ........................................................  16
Purchase of Shares ........................................................  16
Redemption of Shares ......................................................  16
Shareholder Services ......................................................  16
Investment Limitations ....................................................  17
Management of the Fund ....................................................  19
Distribution Plans ........................................................  21
Investment Adviser ........................................................  21
Administration ............................................................  24
Distributor for Fund ......................................................  26
Portfolio Transactions ....................................................  26
Portfolio Turnover ........................................................  27
General Information .......................................................  27
Performance Information ...................................................  29
Comparative Indices .......................................................  35
Financial Statements ......................................................  38
Appendix-Description of Securities and Ratings ............................  39
Description of Bond Ratings ...............................................  41

                                BUSINESS HISTORY

MAS Funds (formerly MAS Pooled Trust Fund) is an open end management investment company established under Pennsylvania law as a Pennsylvania business trust under an Amended and Restated Agreement and Declaration of Trust dated November 18, 1993. The Fund was originally established as The MAS Pooled Trust Fund, a Pennsylvania business trust, in February, 1984.

                           STRATEGIES AND INVESTMENTS

The following information supplement the characteristics and risks of strategies and investments set forth in the Fund's Prospectuses:

                              REPURCHASE AGREEMENTS


Each of the Fund's Portfolios may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which a Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In these transactions, the securities purchased by a Portfolio have a total value in excess of the value of the repurchase agreement and are held by the Portfolio's custodian bank until repurchased. Such agreements permit a Portfolio to keep all its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Adviser and the Fund's Administrator will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of a Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                               SECURITIES LENDING


Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trustees.

At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

                               FOREIGN INVESTMENTS

Investors should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Portfolios (except for the Limited Duration, Mortgage-Backed Securities, Advisory Mortgage, Cash Reserves, PA Municipal and Municipal Portfolios) permit them to enter into forward foreign currency exchange contracts in order to hedge their respective holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

Although the Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Portfolio's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Portfolios for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.

The International Equity, Emerging Markets, International Fixed Income, Advisory Foreign Fixed Income, Global Fixed Income, Multi-Asset-Class, High Yield, Municipal, PA Muncipal and Balanced Portfolios may invest in the securities of issuers in Eastern European and other developing markets. The economies of these countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economies. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that the portfolio's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated.

                                FUTURES CONTRACTS

Each Portfolio, except the Cash Reserves Portfolio, may enter into futures contracts, options, and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on the basis of margin deposits that may range upward from less than 5% of the value of the contract being traded. A Portfolio's margin deposits will be placed in a segregated account maintained by the Fund's Custodian.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities.

Regulations of the CFTC applicable to the Fund require that the aggregate initial margins and premiums required to establish non-hedging positions not exceed 5% of the liquidation value of a Portfolio.

Although techniques other than the sale and purchase of futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

                  RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

A portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

                      RISK FACTORS IN FUTURES TRANSACTIONS

Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying interest rate futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to effectively hedge. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

                                     OPTIONS

Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities.

OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolios expect generally to enter into OTC Options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by the Portfolios or sold by them (the cost of the sell-back plus the in-the-money amount, if any) or are illiquid, and are subject to the Portfolio's limitation on investing in illiquid securities.



                          OPTIONS ON FOREIGN CURRENCIES

All Portfolios except the Cash Reserves, Limited Duration, Mortgage-Backed Securities, Advisory Mortgage, Municipal and PA Municipal Portfolios, may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolios could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolios may write options on foreign currencies for the same purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolios to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolios would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Portfolios may only write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if a Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high grade liquid debt securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash, U.S. Government securities or other high-grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars, marked-to-market daily.

The Portfolios may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio will collateralize the option by maintaining in a segregated account with the Custodian, cash or U.S. Government securities or other high grade liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

                              COMBINED TRANSACTIONS

The Portfolios may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.

      RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS
                              ON FOREIGN CURRENCIES

Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                                 SWAP CONTRACTS


All Portfolios, except the Cash Reserves Portfolio, may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon national amount.


The swaps in which the Portfolios may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Portfolios will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Portfolio. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions. All of the portfolios of MAS Funds except the Cash Reserves Portfolio may enter into OTC Derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with rating below AA.


The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.

                  FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Foreign currency warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchases of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based of the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Options, Futures, Forward Contracts and Swap Contracts

Some of the options, futures contracts, forward contracts, and swap contracts entered into by the Portfolios may be "Section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with unrealized gains or losses treated as though they were realized. Any gains or losses, including "marked to market" gains or losses, on
Section 1256 contracts other than forward contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by a Portfolio, may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio. Short-term capital gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Portfolio that did not engage in such hedging transactions.


                                 MUNICIPAL BONDS

         General. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain Funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain Funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Municipal and PA Municipal Portfolios ("the Portfolios") may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper.

         Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments issued by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

         Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the Prospectus for the Portfolios.

         The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and Standard & Poor's represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolios.


         Municipal Bonds are sometimes purchased on a "when-issued" basis meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

         From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

         Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolio to achieve its investment objective. In that event, the Fund's Trustees and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

                                    DURATION

         The Limited Duration and Intermediate Duration Fixed Income Portfolios seek to achieve their objective by investing in the types of fixed income securities described in the Prospectus and by maintaining an average duration of between one and three years and two and five years, respectively. Duration is one of the fundamental tools used by the Adviser in security selection for the Portfolios and any other Portfolio which invests in fixed income securities.

         Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of the "term of maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure.

         Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

         Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure is not properly captured by duration in the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

                           MORTGAGE-BACKED SECURITIES

         Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors. Fixed Income, Domestic Fixed Income, Fixed Income Portfolio II, Special Purpose Fixed Income, Limited Duration, High Yield, Intermediate Duration Fixed Income, Mortgage-Backed Securities, Advisory Mortgage, International Fixed Income, Advisory Foreign Fixed Income, Global Fixed Income, Multi-Asset-Class, Municipal, PA Municipal, and Balanced Portfolios may invest in Mortgage-Backed Securities. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers can meet their obligations under the policies. Mortgage-backed securities issued by private issuers, whether or not such securities are subject to guarantees, may entail greater risk. If there is no guarantee provided by the issuer, mortgage-backed securities purchased by the Portfolios will be rated investment grade by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser to be of investment grade quality.

Underlying Mortgages

         Pools consist of whole mortgage loans or participation in loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate fixed-term mortgages, the Portfolios may purchase pools of adjustable rate mortgages (ARM), growing equity mortgages (GEM), graduated payment mortgage (GPM) and other types where the principal and interest payment procedures vary. ARM's are mortgages which reset the mortgage's interest rate with changes in open market interest rates. The Portfolios' interest income will vary with changes in the applicable interest rate on pools of ARM's. GPM and GEM pools maintain constant interest rates, with varying levels of principal repayment over the life of the mortgage. These different interest and principal payment procedures should not impact the Portfolios' net asset values since the prices at which these securities are valued each day will reflect the payment procedures.

         All poolers apply standards for qualifications to local lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Average Life

         The average life of pass-through pools varies with the maturities, coupon rates, and type of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

Returns of Mortgage-Backed Securities

         Yields on mortgage-backed pass-through securities are typically quoted based on a prepayment assumption derived from the coupon and maturity of the underlying instruments. Actual pre-payment experience may cause the realized return to differ from the assumed yield. Reinvestment of pre-payments may occur at higher or lower interest rates than the original investment, thus affecting the realized returns of the Portfolios. The compounding effect from reinvestment of monthly payments received by each Portfolio will increase its return to shareholders, compared to bonds that pay interest semi-annually.

About Mortgage-Backed Securities

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make payment.

         Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation (FHLMC). FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PC's") which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

         The Federal National Mortgage Association (FNMA) is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings, banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA.


         The principal Government guarantor of mortgage-backed securities is the Government National Mortgage Association (GNMA). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by Governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers can meet their obligations under the policies. Mortgage-Backed securities purchased for the Portfolios will, however, be rated of investment grade quality by Moody's and/or Standard & Poor's or, if unrated, deemed by the Adviser to be of investment grade quality.

         It is expected that Governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios will, consistent with their investment objective and policies, consider making investments in such new types of securities.

                       STRIPPED MORTGAGE-BACKED SECURITIES

         Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

                           U.S. GOVERNMENT SECURITIES

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States.

         Agency Securities: Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities. such as the Government National Mortgage Association, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

         Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

         An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

                                ZERO COUPON BONDS

         Zero Coupon bonds, are a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the "full faith and credit" of the United States Government.

         A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity. The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

         Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

         Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities (CATS), Treasury Receipts
(Trs), Separate Trading of Registered Interest and Principal of Securities (STRIPS) and Treasury Investment Growth Receipts (TIGERS).

                              REPURCHASE AGREEMENTS

         Repurchase agreements are transactions by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

                        EURODOLLAR AND YANKEE OBLIGATIONS

         Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations held in the Cash Reserves Portfolio will undergo the same credit analysis as domestic issues in which the Cash Reserves Portfolio invests, and will have at least the same financial strength as the domestic issuers approved for the Cash Reserves Portfolio.

                                   BRADY BONDS

         A portion of each of the Fund's fixed-income investments (the Cash Reserves Portfolio must invest in dollar-denominated Brady Bonds only) may be invested in certain debt obligations customarily referred to as "Brady Bonds", which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan").

         Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady bonds are to be viewed as speculative.

         Brady Plan debt restructurings totaling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil has announced plans to issue Brady Bonds aggregating approximately $35 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

                             CASH RESERVES PORTFOLIO

A-1 and Prime-1 Commercial Paper Ratings

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                               TAX CONSIDERATIONS

         In order for a Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. In addition, gains realized on the sale or other disposition of securities or foreign currencies not directly related to the company's principal business of investing in securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on futures contracts, which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on securities held less than three months for the purpose of the 30% test.

         Each Portfolio of the Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

         The 30% limit on gains from the disposition of certain options, futures, forward contracts, and swap contracts held less than three months, and the qualifying income and diversification requirements applicable to a Portfolio's assets, may limit the extent to which a Portfolio will be able to engage in these transactions.

                               PURCHASE OF SHARES

         Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares (ii) to reject purchase orders, (iii) to reduce or waive the minimum for initial and subsequent investments. The Officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by employees of the Adviser.

                              REDEMPTION OF SHARES

         Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

         The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's Prospectus under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

         No charge is made by a Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

                              SHAREHOLDER SERVICES

The following supplements the shareholder services set forth in the Fund's
Prospectus:


Exchange Privilege

The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder's state. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, Client Services Group, One Tower Bridge, Suite 1150, P.O. Box 868, West Conshohocken, PA 19428-0868. Any such exchange will be based on the respective net asset values of the shares involved. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased. Exchange requests may be made either by mail or telephone. Telephone exchanges (referred to as "expedited exchanges") will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts are identical. Requests for expedited exchanges received prior to 12:00 p.m. for the Cash Reserves Portfolio and prior to 4:00 p.m. (Eastern time) for all other Portfolios will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Expedited exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders. The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing.

         For Federal income tax purposes, an exchange between Portfolios of the Fund is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between a series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios; you may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

Transfer of Shares

         Shareholders may transfer shares of the Fund's Portfolios to another person by written request to the Client Services Group at the address noted above. The request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

         Each Portfolio of the Fund is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

As a matter of fundamental policy, each Portfolio will not:

(1) invest in physical commodities or contracts on physical commodities;

(2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

(3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, subjects to the limitations described in (h), below, (ii) by lending its portfolio securities, and (iii) by lending portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations, or interpretations or orders of the Securities and Exchange Commission thereunder;

(4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer (this restriction is not applicable to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or the Emerging Markets Portfolios);

(5) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (this restriction does not apply to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income or the Emerging Markets Portfolios);


(6) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

(7) underwrite the securities of other issuers (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the disposition of restricted securities);

(8) acquire any securities of companies within one industry, other than mortgage-backed securities in the case of the Mortgage-Backed Securities and Advisory Mortgage Portfolios, if as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when any such Portfolio adopts a temporary defensive position. Additionally, the Cash Reserves Portfolio may invest without limitation in obligations of the U.S. Government or its agencies and instrumentalities or certificates of deposit or bankers' acceptance of domestic banks;


(9) the Select Equity Portfolio may not invest in the securities of companies listed by the Investor Responsibility Research Center as having direct investment or employees in South Africa prior to August 31, 1993.
         Each Portfolio is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval.


As a matter of non-fundamental policy, each Portfolio will not:

(a) enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

(b) invest in puts, calls, straddles or spreads except as described above in
(a);

(c) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation.

(d) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts and options are not deemed to constitute selling securities short;

(e) purchase or retain securities of an issuer if those Officers and Trustees of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(f) borrow money other than from banks or other Portfolios of the Fund, provided such borrowing is not inconsistent with the 1940 Act, as amended, or the Rules and Regulations or interpretations or orders of the Securities and Exchange Commission thereunder; or purchase additional securities when borrowings exceed 5% of total (gross) assets;


(g) pledge, mortgage, or hypothecate any of its assets to an extent greater than 50% of its total assets at fair market value;


(h) invest more than an aggregate of 15% of the net assets of the Portfolio (except that the Cash Reserves Portfolio may not invest more than an aggregate of 10% of its total assets), determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets, including repurchase agreements having maturities of more than seven days and OTC options provided that (except for the Cash Reserves Portfolio) there is no limitation with respect to or arising out of investment in (i) securities that have legal or contractual restrictions on resale but have a readily available market, or (ii) securities that are not registered under the Securities act of 1933, as amended (the "1933 Act") but which can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act;

(i) invest for the purpose of exercising control over management of any company;

(j) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act, as amended;

(k) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operation;

(l) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

(m) (with respect to the Global Fixed Income, International Fixed Income, Advisory Foreign Fixed Income and Emerging Markets Portfolios) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, with respect to 50% of its total assets, more than 5% of the value of its total assets would be invested in the securities of any single issuer, or it would hold more than 10% of the outstanding voting securities of such issuer, or more than 25% of the value of its total assets would be invested in the securities of any single issuer.

         Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Fund's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Fund. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a brief statement of their present positions and principal occupations during the past 5 years:

Thomas L. Bennett,* Chairman of the Board of Trustees; Portfolio Manager, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.

David P. Eastburn, Trustee; Retired; formerly Director (Trustee) of each of the investment companies in The Vanguard Group, except Vanguard Specialized Portfolios; Director of Penn Mutual Life Insurance Company and General Accident Insurance; President, Federal Reserve Bank of Philadelphia.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; Vice President and Treasurer, The J. Paul Getty
Trust.

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Baptist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

James D. Schmid, President; [     ], Miller Anderson & Sherrerd, LLP; Director,
MAS Fund Distribution, Inc., Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, Chase Manhattan Bank.

Lorraine Truten, Vice President; Head of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

Douglas W. Kugler, Treasurer; Manager of Mutual Fund Administration, Miller Anderson & Sherrerd, LLP; formerly Assistant Vice President, Provident Financial Processing Corporation.

John H. Grady, Jr., Secretary; Partner, Morgan, Lewis & Bockius, LLP; formerly, Attorney, Ropes & Gray.

Ellen P. Watson, Assistant Secretary; Supervisor of State Securities Registration, Chase Global Funds Services; formerly Assistant Manager, Blue Sky Department, The Putnam Companies.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

Effective July 31, 1995, Dr. Marna C. Whittington and Mr. John D. Connolly resigned as Trustees of the Fund. Also effective July 31, 1995, Mr. Karl O. Hartmann resigned as Secretary of the Fund.


         As of ___________, 1996, the Trustees and officers of the Fund, as a group, owned 2% of the outstanding shares of the High Yield Portfolio and less than 1% of the outstanding shares of any other Portfolio of the Fund.


Remuneration of Trustees and Officers


         The Fund pays each Trustee, who is not also an officer or affiliated person, a fee for each Board of Trustees Meeting attended plus travel and other expenses incurred in attending such meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by the Adviser or Sub-Administrator. During the fiscal year ended September 30, 1995, the Fund paid $______ in fees and expenses to its "non-interested" Trustees.

         The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended September 30, 1995 is set forth below.



                                                    Pension or
                                                    Retirement
                                                    Benefits              Estimated             Total
                             Aggregate (2)          Accrued               Annual                Compensation
                             Compensation           As Part of Fund       Benefits upon         from the
Name of Trustee (1)          from the Fund          Expenses              Retirement            Fund
-------------------          -------------          --------              ----------            --------
Thomas L. Bennett*           $______                $-0-                  $-0-                  $______
David P. Eastburn            $______                $-0-                  $-0-                  $______
Joseph P. Healy              $______                $-0-                  $-0-                  $______
Joseph J. Kearns             $______                $-0-                  $-0-                  $______
C. Oscar Morong, Jr.         $______                $-0-                  $-0-                  $______



*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

(2) Does not include out of pocket expenses of $419, $2,009 and $176 paid to Messrs. Eastburn, Kearns and Morong, respectively.

Principal Holders of Securities

         As of___________ , 199__, the following persons owned of record or beneficially 5% or more of the shares of a Portfolio:
         The persons listed above as owning 25% or more of the outstanding shares of each Portfolio may be presumed to "control" (as that term is defined in the Investment Company Act of 1940, as amended) such Portfolios. As a result, those persons would have the ability to vote a majority of the shares of the Portfolios on any matter requiring the approval of shareholders of such Portfolios.

                               DISTRIBUTION PLANS


         The Fund's Distribution Plan provides that the Adviser Class Shares will pay the Distributor a fee of .25% of the average daily net assets of each Portfolio attributable to Adviser Class Shares, which the Distributor can use to compensate broker/dealers and service providers which provide distribution services to Investment Class Shareholders or their customers who beneficially own Adviser Class Shares.

         The Fund has adopted the Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Adviser Class Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund.


                               INVESTMENT ADVISER


         Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each Portfolio of the Fund, manages the investment and reinvestment of the assets of each Portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's Portfolios and to place each Portfolio's purchase and sales orders for investment securities.



         As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolios and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), each Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the following annual percentage rates, to the Portfolio's average daily net assets for the quarter:

                                                                         Rate


   Equity Portfolio..........................................            .500%
   Select Equity Portfolio...................................            .500
   Value Portfolio...........................................            .500
   Small Cap Value Portfolio.................................            .750
   Growth Portfolio..........................................            .500
   Mid Cap Growth Portfolio..................................            .500
   Mid Cap Value Portfolio...................................            .750
   Fixed Income Portfolio....................................            .375
   Domestic Fixed Income Portfolio...........................            .375
   Fixed Income Portfolio II.................................            .375
   Special Purpose Fixed Income Portfolio....................            .375
   High Yield Portfolio......................................            .375
   Limited Duration Portfolio................................            .300
   Intermediate Duration Portfolio...........................            .375
   Mortgage-Backed Securities Portfolio......................            .375
   Balanced Portfolio........................................            .450
   Multi-Asset-Class Portfolio...............................            .450
   International Equity Portfolio............................            .500
   Emerging Markets Portfolio................................            .750
   International Fixed Income Portfolio......................            .375
   Advisory Foreign Fixed Income Portfolio...................            .375
   Advisory Mortgage Portfolio...............................            .375
   Global Fixed Income Portfolio.............................            .375
   Cash Reserves Portfolio...................................            .250
   Municipal Portfolio.......................................            .375
   PA Municipal Portfolio....................................            .375

         In cases where a shareholder of any of the Portfolios has an investment counseling relationship with the Adviser, the Adviser may, at its discretion, reduce the shareholder's investment counseling fees by an amount equal to the pro-rata advisory fees paid by the Fund. This procedure will be utilized with clients having contractual relationships based on total assets managed by Miller Anderson & Sherrerd to avoid situations where excess advisory fees might be paid to the Adviser. In no event will a client pay higher total advisory fees as a result of the client's investment in the Fund. In addition, the Adviser has voluntarily agreed to waive its advisory fees to the extent necessary, if any, to keep the Select Equity, Mid Cap Value, Domestic Fixed Income, High Yield, Limited Duration, Intermediate Duration, Mortgage-Backed Securities, Multi-Asset-Class, Emerging Markets, International Fixed Income, Advisory Foreign Fixed Income, Advisory Mortgage, Global Fixed Income, Cash Reserves, Municipal, and PA Municipal Portfolios' total annual operating expenses from exceeding .610%, .880%, .500%, .525%, .420%, .520%, .500%, .580%, 1.180%, .600%,
 .150%, .08%, .580%, .320%, .500%, and .500% of its average daily net assets, respectively.

For the fiscal years ended September 30, 1993 1994 and 1995, the Fund paid the following advisory fees:

====================================================================================================================================
                                                        Advisory Fees Paid (000)                  Advisory Fees Waived (000)
                     Fund
                                               -------------------------------------------------------------------------------------
                                                    1993          1994          1995           1993          1994           1995
                                                   (000)         (000)         (000)          (000)         (000)          (000)

------------------------------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio              *               *             -0-             *             *            1,631
------------------------------------------------------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                          *               *             -0-             *             *            1,711
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                           *               *              85             *             *               52
------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                   5,193           5,933         6,840           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                     *               *             *               *             *               *
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio                     3,434           5,412         5,437           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                             *               *           1,504             *             *              -0-
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                              *               *             -0-             *             *               14
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                          1,016           1,833         2,683           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Value Portfolio                                    3,091           4,764         5,078           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                                1              21            51            28            28               39
------------------------------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                      354             187            75           -0-            13               23
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                             3,351           3,997         4,893           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income II Portfolio                            307             457           567           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                         17             193           190            15           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                  97             503           764            29           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                      *               *              57             *             *               17
------------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio                 *                64           395             *            26              -0-
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                           137             348           206            14            -0-              11
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                  99             362           348            21             5                5
------------------------------------------------------------------------------------------------------------------------------------
Municipal Portfolio                                   22             112           110            25            22               37
------------------------------------------------------------------------------------------------------------------------------------
PA Municipal Portfolio                                 9              62            32            17            19               31
------------------------------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio             1,062           1,233         1,574           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                   614           1,388         1,385           -0-           -0-              -0-
------------------------------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                           *               16           220             *            22              100
------------------------------------------------------------------------------------------------------------------------------------
Select Equity Portfolio                            1,273             885            86           -0-            12               31
====================================================================================================================================


* Not in operation during the period.

         The Agreement continues for successive one year periods, only if each renewal is specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act, as amended) of any such party in person at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of each Portfolio of the Fund. If the holders of any Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Portfolio without penalty, at any time,
(1) by vote of the Board of Trustees or by vote of the outstanding voting securities of the Portfolio (2) or sixty (60) days' written notice to the Adviser, or (3) by the Adviser upon ninety (90) days' written notice to the Fund.

         The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under Federal and State securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each Portfolio, based on their relative net assets. Each Portfolio bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.



                                 ADMINISTRATION

         MAS also serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Chase Global Funds Services (formerly Mutual Fund Services Company, or MFSC), an affiliate of Chase Manhattan Bank, N.A., serves as transfer agent and provides fund accounting and other services pursuant to a sub-administration agreement.

For the fiscal years ended September 30, 1993, 1994 and 1995, the Fund paid the following administrative fees:


========================================================================================
                                                    Administrative Fees Paid (000)
                     Fund
                                                ----------------------------------------
                                                  1993           1994           1995
                                                 (000)          (000)           (000)
----------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio              *              *             357
----------------------------------------------------------------------------------------
Advisory Mortgage Portfolio                          *              *             374
----------------------------------------------------------------------------------------
Emerging Markets Portfolio                           *              *              14
----------------------------------------------------------------------------------------
Equity Portfolio                                     635            949          1,094
----------------------------------------------------------------------------------------
Growth Portfolio                                     *              *              *
----------------------------------------------------------------------------------------
International Equity Portfolio                       440            875            870
----------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                             *              *              241
----------------------------------------------------------------------------------------
Mid Cap Value Portfolio                              *              *                1
----------------------------------------------------------------------------------------
Small Cap Value Portfolio                             92            207            286
----------------------------------------------------------------------------------------
Value Portfolio                                      374            762            812
----------------------------------------------------------------------------------------
Cash Reserves Portfolio                                8             15             29
----------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                       60             43             21
----------------------------------------------------------------------------------------
Fixed Income Portfolio                               538            843          1,044
----------------------------------------------------------------------------------------
Fixed Income II Portfolio                             53             99            121
----------------------------------------------------------------------------------------
Global Fixed Income Portfolio                          5             41             41
----------------------------------------------------------------------------------------
High Yield Portfolio                                  21            108            163
----------------------------------------------------------------------------------------
Intermediate Duration Portfolio                       *              *              16
----------------------------------------------------------------------------------------
International Fixed Income Portfolio                  *              27             84
----------------------------------------------------------------------------------------
Limited Duration Portfolio                            32             93             58
----------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                  22             80             75
----------------------------------------------------------------------------------------
Municipal Portfolio                                   12             37             31
----------------------------------------------------------------------------------------
PA Municipal Portfolio                                 8             24             13
----------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio               174            261            336
----------------------------------------------------------------------------------------
Balanced Portfolio                                    90            259            246
----------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                           *               8             57
----------------------------------------------------------------------------------------
Select Equity Portfolio                              165            153             19
========================================================================================



* Not in operation during the period.

                              DISTRIBUTOR FOR FUND

         MAS Fund Distribution, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, with its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428, distributes the shares of the Fund. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. The Distribution Agreement which continues in effect so long as such continuance is approved at least annually by the Fund's Board of Trustees, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

         The Chase Manhattan Bank N.A., New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The Custodians hold cash, securities, and other assets of the Fund as required by the 1940 Act. Morgan Stanley Trust Company is an affiliated person, as defined in the 1940 Act, of the Adviser and is compensated for its services as custodian on a per account basis plus out of pocket expenses.

                             PORTFOLIO TRANSACTIONS

         The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolios. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.


         Although the Adviser generally seeks competitive commission rates and dealer spreads, a Portfolio will not necessarily pay the lowest available commission on brokerage transactions or markups on principal transactions. Transactions may involve specialized services on the part of the broker or dealer involved, and thereby justify higher commissions or markups than would be the case with other transactions requiring more routine services. In addition, a Portfolio may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, pricing, and execution services provided by the broker effecting the transaction. The Adviser does not attempt to put a specific dollar value on the research services rendered or to allocate the relative costs or benefits of those services among its clients, believing that the research it receives will help the Adviser to fulfill its overall duty to its clients. The Adviser uses research services obtained in this manner for the benefit of all of its clients, though each particular research service may not be used to service each client. As a result, the Fund may pay brokerage commissions that are used, in part, to purchase research services that are not used to benefit the Fund.

         It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients. During the fiscal years ended September 30, 1993, 1994 and 1995, the Fund paid brokerage commissions of $6,451,272, $8,785,671 and $13,457,075, respectively.

         Some securities considered for investment by each of the Fund's Portfolios may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of a Portfolio and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees.

         On January 3, 1996, affiliates of Morgan Stanley Group Inc. acquired the Adviser. As a result of this transaction, the Adviser became affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers, including Morgan Stanley & Co. Incorporated, Morgan Stanley & Co. International Limited, Morgan Stanley Securities Ltd., Morgan Stanley Japan Ltd., and Morgan Stanley Asia Ltd. (collectively, "Morgan Stanley"). The Adviser may, in the exercise of its discretion under its investment management agreement, effect transactions in securities or other instruments for the Fund through Morgan Stanley.

                               PORTFOLIO TURNOVER

         The Portfolio turnover rate for each Portfolio for the past two fiscal years ended September 30 was as follows:

================================================================================
                  Portfolio                             1994             1995
--------------------------------------------------------------------------------
Emerging Markets                                         N/A              63%
--------------------------------------------------------------------------------
Equity                                                   41%              67%
--------------------------------------------------------------------------------
Growth                                                   N/A              N/A
--------------------------------------------------------------------------------
International Equity                                     69%             112%
--------------------------------------------------------------------------------
Mid Cap Growth                                           55%             129%
--------------------------------------------------------------------------------
Mid Cap Value                                            N/A             639%
--------------------------------------------------------------------------------
Small Cap Value                                         162%             119%
--------------------------------------------------------------------------------
Value                                                    54%              56%
--------------------------------------------------------------------------------
Domestic Fixed Income                                    78%             313%
--------------------------------------------------------------------------------
Fixed Income                                            100%             140%
--------------------------------------------------------------------------------
Fixed Income II                                         137%             153%
--------------------------------------------------------------------------------
Global Fixed Income                                     117%             118%
--------------------------------------------------------------------------------
High Yield                                              112%              96%
--------------------------------------------------------------------------------
Intermediate Duration                                    N/A             168%
--------------------------------------------------------------------------------
International Fixed Income                               31%             140%
--------------------------------------------------------------------------------
Limited Duration                                        192%             119%
--------------------------------------------------------------------------------
Mortgage-Backed Securities                              220%             107%
--------------------------------------------------------------------------------
Municipal                                                34%              58%
--------------------------------------------------------------------------------
PA Municipal                                             69%              57%
--------------------------------------------------------------------------------
Special Purpose Fixed Income                            100%             143%
--------------------------------------------------------------------------------
Balanced                                                 75%              95%
--------------------------------------------------------------------------------
Multi-Asset-Class                                        20%             112%
--------------------------------------------------------------------------------
Select Equity                                            27%              73%
--------------------------------------------------------------------------------
Advisory Mortgage                                        N/A             110%
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income                            N/A              96%
================================================================================

N/A -- Portfolio has less than one year of operations.

                               GENERAL INFORMATION

Description of Shares and Voting Rights

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Portfolios") of shares. Currently the Fund is offering shares of twenty-six Portfolios.

         The shares of each Portfolio of the Fund are fully paid and non-assessable, except as set forth below, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A Shareholder of a Class is entitled to one vote for each full Class Share held (and a fractional vote for each fractional Class Share held), therestanding in the Shareholder's name on the books of the Fund. Shareholders of a Class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that Class of Shares (such as a distribution plan or service agreement relating to that Class), and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that Class differ from the interests of holders of any other Class.
                                     - 27 -

         The Fund will continue without limitation of time, provided however that:

     1) Subject to the majority vote of the holders of shares of any Portfolio of the Fund outstanding, the Trustees may sell or convert the assets of such Portfolio to another investment company in exchange for shares of such investment company, and distribute such shares, ratably among the shareholders of such Portfolio;

     2) Subject to the majority vote of shares of any Portfolio of the Fund outstanding, the Trustees may sell and convert into money the assets of such Portfolio and distribute such assets ratably among the shareholders of such Portfolio; and

     3) Without the approval of the shareholders of any Portfolio, unless otherwise required by law, the Trustees may combine the assets of any two or more Portfolios into a single Portfolio so long as such combination will not have a material adverse effect upon the shareholders of such Portfolio.

         Upon completion of the distribution of the remaining proceeds or the remaining assets of any Portfolio as provided in paragraphs 1), 2), and 3) above, that Portfolio shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged with regard to that Portfolio.

Dividend and Capital Gains Distributions

         The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectus). The amounts of any income dividends or capital gains distributions cannot be predicted.

         Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution, except for the Cash Reserves Portfolio. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectus.

         As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gain distributions are automatically received in additional shares of that Portfolio of the Fund at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gain distribution is paid.

         Each Portfolio of the Fund is treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

Shareholder and Trustee Liability

         Under Pennsylvania law, shareholders of a trust such as the Fund may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Funds property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

         Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed Portfolios with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (subject only to the rights of creditors of the Fund) and would be subject to the liabilities related thereto. Pursuant to the 1940 Act, as amended, shareholders of any additional series or class of shares would normally have to approve the adoption of any advisory contract relating to such series or class and of any changes in the investment policies relating thereto.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

                             PERFORMANCE INFORMATION

         The Fund may from time to time quote various performance figures to illustrate the past performance of its Portfolios. Performance quotations by investment companies are subject to rules adopted by the Securities and Exchange Commission ("SEC"), which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.

Total Return

         A Portfolio's average annual total return is determined by finding the average annual compounded rates of return over 1, 5, and 10 year periods (or, if shorter, the period since inception of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5, and 10 year period (or, if shorter, the period since inception of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis. Average annual total return is calculated according to the following formula:

                      P (1+T)n = ERV
Where:                P = a hypothetical initial payment of $1,000
                      T = average annual total return
                      n = number of years
                      ERV = ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the stated period

         The average annual total return of each Portfolio of the Fund for the periods noted is set forth below:


----------------------------------------------------------------------------------------------------------------
                                               1 Year     5 Years   10 Years   Inception
                                               ended       ended     ended         to         Inception
                                              9/30/95     9/30/95   9/30/95     9/30/95         Date

----------------------------------------------------------------------------------------------------------------
Equity Portfolio                              26.2%       17.9%                 15.9%         11/14/84
----------------------------------------------------------------------------------------------------------------
Select Equity Portfolio                       26.2%       18.1%                 15.4%         02/26/88
----------------------------------------------------------------------------------------------------------------
Value Portfolio                               32.6%       22.9%                 16.7%         11/05/84
----------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                     18.4%       26.8%                 11.4%         07/01/86
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio                      30.6%       23.7%                 19.0%         03/30/90
----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                        14.2%       11.6%                 11.2%         11/14/84
----------------------------------------------------------------------------------------------------------------
Domestic Fixed Income Portfolio               14.3%       12.1%                 10.7%         09/30/87
----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio II                     14.1%       10.8%                 10.8%         08/31/90
----------------------------------------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio        15.0%        --                    9.9%         03/31/92
----------------------------------------------------------------------------------------------------------------
High Yield Portfolio                          13.6%       18.8%                 11.1%         02/28/89
----------------------------------------------------------------------------------------------------------------
Limited Duration Portfolio                     8.0%        --                    5.9%         03/31/92
----------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio          12.5%        --                    7.0%         01/31/92
----------------------------------------------------------------------------------------------------------------
Balanced Portfolio                            21.4%        --                   10.5%         12/31/92
----------------------------------------------------------------------------------------------------------------
International Equity Portfolio                (3.4%)      10.1%                  7.8%         11/25/88
----------------------------------------------------------------------------------------------------------------
Cash Reserves Portfolio                        5.6%        4.5%                  4.5%         08/29/90
----------------------------------------------------------------------------------------------------------------
Municipal Portfolio                           13.4%         --                   7.3%         10/01/92
----------------------------------------------------------------------------------------------------------------
PA Municipal Portfolio                        13.7%         --                   8.1%         10/01/92
----------------------------------------------------------------------------------------------------------------
Global Fixed Income Portfolio                 15.5%         --                   9.2%         4/30/93
----------------------------------------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                   18.3%         --                  15.1%         7/29/94
----------------------------------------------------------------------------------------------------------------
International Fixed Income Portfolio          16.4%         --                  12.0%         4/29/94
----------------------------------------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio        --           --                  12.1%*        10/07/94
----------------------------------------------------------------------------------------------------------------
Intermediate Duration Portfolio                --           --                  11.4%*        10/3/94
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                                                         34.5%*        12/30/94
----------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                                      16.3%**       2/28/95
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Advisory Mortgages Portfolio                                                      6.0%*       04/12/95
----------------------------------------------------------------------------------------------------------------




         * For portfolios which have been in operation for less than 1 year, total return is not annualized.

         The Portfolios may also calculate total return on an aggregate basis which reflects the cumulative percentage change in value over the measuring period. The formula for calculating aggregate total return can be expressed as follows:


         Aggregate Total Return =      [  (  ERV  )  -  1  ]
                                             ---
                                             P



         The aggregate total return of each Portfolio for the periods noted is set forth below. One year aggregate total return figures and Portfolio inception dates are reflected under the annual total return figures provided above.



--------------------------------------------------------------------------------
                                                     5 Years       Inception
                                                      ended        to
                                                     9/30/95       9/30/95
--------------------------------------------------------------------------------
Equity Portfolio                                      128.0%        397.8%
--------------------------------------------------------------------------------
Select Equity Portfolio                               130.1%        196.8%
--------------------------------------------------------------------------------
Value Portfolio                                       179.9%        439.3%
--------------------------------------------------------------------------------
Small Cap Value Portfolio                             227.8%        170.8%
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio                              189.2%        160.4%
--------------------------------------------------------------------------------
Fixed Income Portfolio                                 72.7%        218.2%
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                        76.9%        125.9%
--------------------------------------------------------------------------------
Fixed Income Portfolio II                              66.8%         68.3%
--------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                  N/A          39.2%
--------------------------------------------------------------------------------
High Yield Portfolio                                  136.6%         99.9%
--------------------------------------------------------------------------------
Limited Duration Portfolio                              N/A          22.0%
--------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                    N/A          28.2%
--------------------------------------------------------------------------------
Balanced Portfolio                                      N/A          31.7%
--------------------------------------------------------------------------------
International Equity Portfolio                         62.1%         67.0%
--------------------------------------------------------------------------------
Cash Reserves Portfolio                                24.3%         25.2%
--------------------------------------------------------------------------------
Municipal Portfolio                                     N/A          23.5%
--------------------------------------------------------------------------------
PA Municipal Portfolio                                  N/A          26.4%
--------------------------------------------------------------------------------
Global Fixed Income Portfolio                           N/A          23.8%
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                             N/A          17.9%
--------------------------------------------------------------------------------
International Fixed Income Portfolio                    N/A          17.5%
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                 N/A          12.1%
--------------------------------------------------------------------------------
Intermediate Duration Portfolio                         N/A          11.4%
--------------------------------------------------------------------------------
Mid Cap Value Portfolio                                 N/A          34.5%
--------------------------------------------------------------------------------
Emerging Markets Portfolio                              N/A          16.3%
--------------------------------------------------------------------------------


         The Portfolios may also calculate a total return gross of all expenses which reflects the cumulative percentage change in value over the measuring period prior to the deduction of all fund expenses. The formula for calculating the total return gross of all expenses can be expressed as follows:

         Total Return Gross of all Expenses = ((ERV + E)/P) -1)
         E = Fund expenses deducted from the ending redeemable value during the measuring period.

         The annualized since inception gross of fees returns of the Fund's portfolios are set forth below:


--------------------------------------------------------------------------------
                                                               Annualized Since
                                                                   Inception
                                                                 Period Ended:
                                                                    9/30/94
     Inception Date       MAS EQUITY FUNDS                      (Gross of Fees)
--------------------------------------------------------------------------------
11/14/84                  Equity Portfolio
--------------------------------------------------------------------------------
02/26/88                  Select Equity Portfolio
--------------------------------------------------------------------------------
11/05/84                  Value Portfolio
--------------------------------------------------------------------------------
07/01/86                  Small Cap Value Portfolio
--------------------------------------------------------------------------------
03/30/90                  Mid Cap Growth Portfolio
--------------------------------------------------------------------------------
11/25/88                  International Equity Portfolio
--------------------------------------------------------------------------------
12/30/94                  Mid Cap Value
--------------------------------------------------------------------------------
02/28/95                  Emerging Markets Portfolio
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          MAS FIXED INCOME FUNDS
--------------------------------------------------------------------------------
11/14/84                  Fixed Income Portfolio
--------------------------------------------------------------------------------
09/30/87                  Domestic Fixed Income Portfolio
--------------------------------------------------------------------------------
03/31/92                  Special Purpose Income Portfolio
--------------------------------------------------------------------------------
03/31/92                  Limited Duration Portfolio
--------------------------------------------------------------------------------
01/31/92                  Mortgage-Backed Portfolio
--------------------------------------------------------------------------------
02/28/89                  High Yield Portfolio
--------------------------------------------------------------------------------
10/01/92                  Municipal Portfolio
--------------------------------------------------------------------------------
10/01/92                  PA Municipal Portfolio
--------------------------------------------------------------------------------
04/30/93                  Global Fixed Income Portfolio
--------------------------------------------------------------------------------
04/29/94                  International Fixed Income Portfolio
--------------------------------------------------------------------------------
10/07/94                  Advisory Foreign Fixed Income Portfolio
--------------------------------------------------------------------------------
10/03/94                  Intermediate Duration Portfolio
--------------------------------------------------------------------------------
04/12/95                  Advisory Mortgage Portfolio
--------------------------------------------------------------------------------
                          MAS BALANCED FUNDS
--------------------------------------------------------------------------------
12/31/92                  Balanced Portfolio
--------------------------------------------------------------------------------
07/29/94                  Multi-Asset-Class Portfolio
--------------------------------------------------------------------------------




         The Municipal Portfolio and the PA Municipal Portfolio may also calculate a total return which reflects the cumulative percentage change in value over the measuring period after the deduction of income taxes. The formula for calculating the total after tax return can be expressed as follows:

         Total After Tax Return = (((((ERV-M)/P) x T) + (M/P)) -1)
         M = Portion of ending redeemable value which was derived from tax exempt income. T = Applicable tax rate.

         The after tax returns are as follows for the Municipal Portfolio and the PA Municipal Portfolio for the period 10/1/92 (inception of the Funds) through 9/30/94:

================================================================================
                                   Pre-tax return                Post-tax return
--------------------------------------------------------------------------------
PA Municipal Portfolio             5.4%                          4.6%
--------------------------------------------------------------------------------
Municipal Portfolio                4.4                           4.2
================================================================================

         The tax rates used were 31% federal and 2.8% Pennsylvania. All Municipal Interest was considered exempt from federal taxes and interest from treasuries was considered exempt from Pennsylvania.

Yield

         In addition to total return, each portfolio of the Fund (except the Cash Reserves Portfolio) may quote performance in terms of a 30-day yield. The yield figures provided will be calculated according to a formula prescribed by the Securities and Exchange Commission and can be expressed as follows:

         Yield  = [ 2  [  (a-b)  +  1)b  -  1] ] X cd

Where:   a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.


         d = the maximum offering price per share on the last day of the period.

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market value of the debt obligations. The 30-day yield figures for each of the Fund's fixed-income and equity portfolios is set forth below:


================================================================================
                                                        Period ending
                                                        09/30/95
--------------------------------------------------------------------------------
Fixed Income Portfolio                                      7.58%
--------------------------------------------------------------------------------
Domestic Fixed Income Portfolio                             6.33%
--------------------------------------------------------------------------------
Fixed Income Portfolio II                                   6.56%
--------------------------------------------------------------------------------
High Yield Portfolio                                       11.33%
--------------------------------------------------------------------------------
Limited Duration Portfolio                                  5.64%
--------------------------------------------------------------------------------
Mortgage-Backed Securities Portfolio                        7.26%
--------------------------------------------------------------------------------
Special Purpose Fixed Income Portfolio                      7.88%
--------------------------------------------------------------------------------
Balanced Portfolio                                          4.29%
--------------------------------------------------------------------------------
Municipal Portfolio                                         5.57%
--------------------------------------------------------------------------------
PA Municipal Portfolio                                      5.47%
--------------------------------------------------------------------------------
Global Fixed Income Portfolio                               6.05%
--------------------------------------------------------------------------------
Multi-Asset-Class Portfolio                                 4.10%
--------------------------------------------------------------------------------
International Fixed Income Portfolio                        6.04%
--------------------------------------------------------------------------------
Advisory Foreign Fixed Income Portfolio                     6.64%
--------------------------------------------------------------------------------
Intermediate Duration Portfolio                             6.21%
--------------------------------------------------------------------------------
Equity Portfolio                                            2.21%
--------------------------------------------------------------------------------
Select Equity Portfolio                                     2.35%
--------------------------------------------------------------------------------
Value Portfolio                                             2.39%
--------------------------------------------------------------------------------
Select Value Portfolio                                       --
--------------------------------------------------------------------------------
Small Cap Portfolio                                         1.23%
--------------------------------------------------------------------------------
Mid Cap Growth Portfolio                                      0%
--------------------------------------------------------------------------------
Mid Cap Value Portfolio                                     1.38%
--------------------------------------------------------------------------------
Emerging Markets Portfolio                                  3.08%
--------------------------------------------------------------------------------
International Equity Portfolio                              1.80%
--------------------------------------------------------------------------------
Advisory Mortgage Portfolio                                 7.21%
================================================================================




         As of the date of this Statement of Additional Information, the Growth Portfolio, had not commenced operations.

Yield of the Cash Reserves Portfolio

         The current yield of the Cash Reserves Portfolio is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by the value of the account at the beginning of the period and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualizing of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the results.

         Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Cash Reserves Portfolio for the 7 day base period ending September 30, 1994.



================================================================================
                                                        Period ending
                                                        9/30/95
--------------------------------------------------------------------------------
Value at beginning of period                             1.00000
--------------------------------------------------------------------------------
Value at end of period                                   1.00106
--------------------------------------------------------------------------------
Net change in account value                              0.00106
--------------------------------------------------------------------------------
Annualized current yield                                    5.51%
--------------------------------------------------------------------------------
Effective yield                                             5.66%
================================================================================





         The net asset value of the Cash Reserves Portfolio is $1.00 and has remained at that amount since the initial offering of the Portfolio. The yield of the Portfolio will fluctuate. The annualizing of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

         The performance of a Portfolio, as well as the composite performance of all Fixed-Income Portfolios and all Equity Portfolios, may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of their rankings in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

Principal Holders of Securities

         As of January 25, 1996, the following persons owned of record or beneficially 5% or more of the shares of Portfolio:

Value Portfolio: Pennsylvania Public Schools Employee Retirement Fund, Harrisburg, PA, 7.3%; New York State Common Retirement Fund, Albany, NY, 6.5%; Charles Schwab & Co., Inc., San Francisco, CA, 5.5%.

Select Equity Potfolio: AT&T Savings Plans Group Trust II, Berkeley Heights, NJ, 97.0%.

Small Cap Value Portfolio: J. Paul Getty Trust, Chicago, IL, 12.3%; American Red Cross Retirement System, Falls Church, VA, 7.4%; Hearst Foundation, Boston, MA, 6.0%; The Hearst Corporation, New York, NY, 5.1%.

Mid Cap Growth Portfolio: J. Paul Getty Trust, Chicago, IL, 18.0%; New York State Common Retirement Fund, Albany, NY, 7.7%; AT&T Salaried Retirement Plan, Jersey City, NJ, 5.3%.

Domestic Fixed Income Portfolio: Forbes Health System, Philadelphia, PA, 29.6%; The Philadelphia Orchestra Endowment, Philadelphia, PA, 17.0%; Fox Chase Cancer Center, Philadelphia, PA, 8.6%; Paintmakers Money Accumulation, Portland, OR, 7.3%; Delta Dental Plan of NH, Inc., Concord, NH, 6.9%; Hartford Foundation For Public Giving, Hartford, CT, 6.6%.

Cash Reserves Portfolio: Sun Company, Inc., Philadelphia, PA, 31.1%; Wolf Revocable Trust, Palo Alto, CA, 14.7%; Roderick D. & Laura A. Marcoux, Incline Village, NV, 5.3%.

International Equity Portfolio: Ministers & Missionaries Benefit Board, New York, NY, 9.0%; Western Metal Industry, Seattle, WA, 8.1%.

Fixed Income Portfolio II: Johns Hopkins University Applied Physics Lab, Baltimore, MD, 15.1%; Sheet Metal Workers #100 Pension Plan, Suitland, MD, 10.7%; Diocese of Camden, Camden, NJ, 8.4%; Northwestern Memorial Hospital, Chicago, IL, 7.0%; Johns Hopkins University, Baltimore, MD, 6.8%; The Tinker Foundation, New York, NY, 5.6%; Sarah Lawrence College, Bronxville, NY, 5.1%.

High Yield Securities Portfolio: Western Metal Industry, Seattle, WA, 10.6%; Carnegie Corporation of New York, New York, NY, 10.2%; Ministers & Missionaries Benefit Board, New York, NY, 8.7%; KPMG Peat Marwick, Montvale, NJ, 5.8%; Williams College, Williamstown, MA, 5.2%.

Limited Duration Portfolio: Bankers Trust Company, New York, NY, 21.4%; Fieldcrest Cannon Hourly Retirement Plan, Chicago, IL, 9.9%; Connecticut Children's Medical Center Foundation, Newington, CT, 7.5%; Northern California Bakery Drivers, San Francisco, CA, 7.2%; Johns Hopkins University, Baltimore, MD, 5.7%; Benedictine Abbey of Newark, Newark, NJ, 5.3%.

Mortgage-Backed Securities Portfolio: Inglis House Foundation, Philadelphia, PA, 29.1%; Northwestern University, Evanston, IL, 26.1%; Clves Corporation, Roswell, GA, 13.4%; Paper Magic Group, Inc., Scranton, PA, 13.1%; Teamsters Local 641 Pension Plan, Union, NJ, 11.5%.

International Fixed Income Portfolio: Armco Master Pension Trust, Pittsburgh, PA, 21.9%; Western Metal Industry, Seattle, WA, 15.7%; Children's Hospital, Philadelphia, PA, 14.4%; J. Paul Getty, Chicago, IL, 14.2%; Smithsonian Institute, New York, NY, 9.1%; Williams College, Williamstown, MA, 6.1%.

Emerging Markets Portfolio: Ministers & Missionaries Benefit Board, New York, NY, 59.6%; Smithsonian Institute, New York, NY, 23.5%; Williams College, Williamstown, MA, 8.0%.

PA Municipal Portfolio: R. & S. Roberts, Philadelphia, PA, 25.1%; Kenneth Dunn, West Conshohocken, PA, 21.7%; John J.F. Sherrerd, West Conshohocken, PA, 13.0%;
A. Morris Williams, West Conshohocken, PA, 10.5%, The Cook Family, West Conshohocken, PA, 6.6%.

Municipal Fixed Income Portfolio: Robert A. Fox, Meadowbrook, PA, 13.8%; Jesse
J. Thompson, Charlotte, NC, 13.8%; Union Electric Employees Benefit Trust, Pittsburgh, PA, 6.5%; Bunkers Trust Company, New York, NY, 6.5%.

Balanced Potfolio: Fireman's Fund Incentive Savings Plan, New York, NY, 20.8%; Murray Ohio Pension Trust Salaried, Nashville, TN, 10.3%; Murray Ohio Pension Trust-Hourly, Nashville, TN, 6.4%; A & P Savings Plan, Chicago, IL, 5.0%.

Global Fixed Income Portfolio: Family Rosary, Inc., Albany, NY, 18.0%; Pitney Bowes, Inc., Stamford, CT, 14.5%; Forest Oil Corporation, Boston, MA, 13.3%; Rockefeller Family Fund, Inc., New York, NY, 11.7%; San Diego Transit Corporation, San Diego, CA, 7.2%; American Philosophical Society, Philadelphia, PA, 7.0%; Mid-Maine Medical Center Pension Plan, Waterville, ME, 5.7%; Mid-Maine Medical Center Endowment, Waterville, ME, 5.2%.

Intermediate Duration Portfolio: Connecticut Children's Medical Center, Newington, CT, 97.0%.

Multi-Asset-Class Portfolio: KPMG Peat Marwick, Montvale, NJ, 24.8%; Reed Smith Shaw McClay, Pittsburgh, PA, 13.8%; Charlotte Newcombe Foundation, Princeton, NJ, 12.0%; The Library Company of Philadelphia, PA, 7.5%; Milbank, Tweed, Hadley & McCloy Retirement, Brooklyn, NY, 6.7%.

Advisory Foreign Fixed Income Portfolio: Kaiser Foundation, Oakland, CA, 9.4%; Johns Hopkins University, Baltimore, MD, 7.0%.

Mid Cap Value Portfolio: United Power Association Master Trust, Minneapolis, MN, 21.2%; Automobile Club of Rochester, Inc., Wilmington, DE, 8.6%; American Association of Neurological Surgeons, Park Ridge, IL, 5.7%.

Advisory Mortgage Portfolio: Children's Hospital of Philadelphia, Philadelphia, PA, 8.1%; National Electrical Benefits Fund, Chicago, IL, 5.9%; The Duke Endowment, Charlotte, NC, 5.7%.

                               COMPARATIVE INDICES

         Each portfolio of the Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

Consumer Price Index

The Consumer Price Index is published by the US Department of Labor and is a measure of inflation.

Financial Times Actuaries World Ex US Index

The FT-A World Ex US Index is a capitalization-weighted price index, expressed in dollars, after dividend withholding taxes, of foreign stock prices. This index is calculated daily and reflects price changes in 24 major foreign equity markets. It is jointly compiled by the Financial Times, Ltd., Goldman, Sachs & Co., and County NatWest/Wood Mackenzie in conjunction with the Institute of Actuaries and the Faculty of Actuaries.

First Boston High Yield Index

The First Boston High Yield Index was constructed to mirror the public high yield debt market. The index is a market weighted, trader priced index, tracked by the First Boston Corporation. There are approximately 475 securities in the index with a total market value of approximately $93 billion.

JP Morgan Traded Government Bond Index

The JP Morgan Traded Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of 13 countries. The index is maintained by JP Morgan Securities, Inc. and includes only liquid issues.

Lehman Brothers Aggregate Index

The Lehman Brothers Aggregate Index is a fixed income market value-weighted index that combines the Lehman Brothers Government/Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $100 million for U. S. Government issues and $25 million for others.

Lehman Brothers Government/Corporate Index

The Lehman Brothers Government/Corporate Index is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U. S. Treasury, issues of Government agencies, and corporate debt backed by the U. S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U. S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Intermediate Government/Corporate Index

The Lehman Brothers Intermediate Government/Corporate Index is a combination of the Government and Corporate Bond Indices. All issues are investment grade (BBB) or higher, with maturities of one to ten years and an outstanding par value of at least $100 million for U. S. Government issues and $25 million for others. The Government Index includes public obligations of the U. S. Treasury, issues of Government agencies, and corporate debt backed by the U. S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman Brothers Long Municipal Bond Index

The Lehman Brothers Long Municipal Bond Index is a total return for the long-term, investment-grade tax-exempt bond market for bonds. The index includes municipal bonds with maturities of 22 years or more.

Lehman Brothers Mortgage-Backed Securities Index

The Lehman Brothers Mortgage-Backed Securities Index includes fixed rate mortgage securities backed by GNMA, FHLMC, and FNMA. Graduated Payment Mortgages (GPM's) are included. All issues are AAA, with maturities of at least one year and outstanding par values of at least $100 million. Returns are market value weighted inclusive of accrued income.

Lipper Growth & Income Fund Index

The Lipper Growth & Income Fund Index is a net asset value weighted index of the 30 largest Funds within the Growth & Income investment objective. It is calculated daily with adjustments for income dividends and capital gains distributions as of the ex-dividend dates.

Lipper High Current Yield Fund Average

The Lipper High Current Yield Fund Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc. classified as high yield funds. The number of Funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Salomon World Government Bond Index ex US

The Salomon World Government Bond Index ex US is designed to provide a comprehensive measure of total return performance of the domestic government bond markets of 12 countries outside the United States. The index has been constructed with the aim of choosing "an inclusive" universe of institutionally traded fixed rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

International Finance Corporation Emerging Markets Index

The IFC Emerging Markets Index is an index designed to measure the total return in either US or local currency terms of developing markets as defined by the World Bank. The selection of stocks is made based on size, liquidity and industry. The weight given to any stock is determined by its market capitalization.

Lipper Money Market Average

The Lipper Money Market Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc., classified as money market Funds for any given period. The number of Funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.

Merrill Lynch Corporate & Government Bond Index

The Merrill Lynch Corporate & Government Bond Index includes over 4,500 U.S. Treasury, Agency and investment grade corporate bonds. The Index is calculated daily and will be used from time to time in performance comparison for partial month periods.

Morgan Stanley Capital International World ex USA Index

The Morgan Stanley Capital International World ex USA Index is a capitalization-weighted price index expressed in dollars. The index reflects the performance of over 1,100 companies in 19 foreign equity markets. The index includes dividends, net of foreign withholding taxes.

Morgan Stanley Capital International EAFE Index

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE-GDP Weighted Index

The EAFE-GDP index is an arithmetic average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. The index is weighted by the Grow Domestic Product of the various countries in the index.

Morgan Stanley Capital International Emerging Markets Free Index

The MSCI Emerging Markets Free Index is a capitalization weighted index of over 800 stocks from 17 different emerging market countries.

NASDAQ Industrials Index

The NASDAQ Industrials Index is a measure of all NASDAQ National Market System issues classified as industrial based on Standard Industrial Classification codes relative to a company's major source of revenue. The index is exclusive of warrants, and all domestic common stocks traded in the regular NASDAQ market which are not part of the NASDAQ National Market System. The NASDAQ Industrials Index is market value weighted.

Russell 1000

The Russell 1000 Index consists of the 1,000 largest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $85 billion. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 1,000 stocks in the Russell 1000 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 2000

The Russell 2000 Index consists of the 2,000 smallest of the 3,000 largest stocks. Market capitalization is typically between $610 million and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,000 stocks in the Russell 2000 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 2500

The Russell 2500 Index consists of the 2,500 smallest of the 3,000 largest stocks. Market capitalization is typically between $1.7 billion and $57 million. The list is rebalanced each year on June 30. If a stock is taken over or goes bankrupt, it is not replaced until rebalancing. Therefore, there can be fewer than 2,500 stocks in the Russell 2500 Index. The index is an equity market capitalization weighted index available from Frank Russell & Co. on a monthly basis.

Russell 3000

The Russell 3000 Index is a combination of the Russell 1000 Index and the Russell 2000 Index.

Salomon 1-3 Year Treasury/Government Sponsored Index

The Salomon 1-3 Year Treasury/Government Sponsored Index includes U.S. Treasury and agency securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the index.

Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index

The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index includes U.S. Treasury, agency and investment grade (BBB or better) securities with maturities one year or greater and less than three years. Securities with amounts outstanding of at least $25 million are included in the index.


Salomon Broad Index

The Salomon Broad Index, also known as the Broad Investment Grade (BIG) Index, is a fixed income market capitalization-weighted index, including U. S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year or longer and with amounts outstanding of at least $25 million. The government index includes traditional agencies; the mortgage index includes agency pass-throughs and FHA and GNMA project loans; the corporate index includes returns for 17 industry sub-sectors. Securities excluded from the Broad Index are floating/variable rate bonds, private placements, and derivatives (e. g., U. S. Treasury zeros, CMOs, mortgage strips). Every issue is trader-priced at month-end and the index is published monthly.

Salomon High-Yield Market Index

The Salomon High-Yield Market Index includes public, non-convertible corporate bond issues with at least one year remaining to maturity and $50 million in par amount outstanding which carry a below investment-grade quality rating from either Standard & Poor's or Moody's rating services.

Salomon Mortgage Index

The Salomon Mortgage Index includes agency pass-throughs (GNMA, FHLMC, FNMA) and FHA and GNMA project loans. Pools with remaining terms shorter than 25 years are seasoned; pools with longer terms are classified as new. The index is published monthly.

Salomon One To Three Year Treasury Index

The Salomon One To Three Year Treasury Index includes only U.S. Treasury Notes and Bonds with maturities one year or greater and less than three years.

Salomon World Government Bond Index

The Salomon World Government Bond Index is designed to provide a comprehensive measure of total return performance of the domestic Government bond market of thirteen countries. The index has been constructed with the aim of choosing an "all inclusive" universe of institutionally traded fixed-rate bonds. The selection of security types to be included in the index is made with the aim of being as comprehensive as possible, while satisfying the criterion of reasonable availability to domestic and international institutions and the existence of complete pricing and market profile data.

S&P 500

The S&P 500 is a portfolio of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. Unlike the Russell indices, there are always 500 names in the S&P 500. Changes are made by Standard & Poor's as needed.

S&P/BARRA Mid Cap 400 Growth Index

The S&P/BARRA Mid Cap 400 Growth Index is constructed by dividing the stocks in the S&P MidCap 400 Index according to a single attribute: price-to-book ratios. The MidCap 400 Growth Index is composed of firms with higher price-to-book ratios. Like the MidCap 400, the MidCap 400 Growth Index is capitalization-weighted, meaning that each stock is weighted in the appropriate index in proportion to its market value.

S&P 500 Ex South Africa

The S&P 500 Ex South Africa Index is the same as the S&P 500 Index excluding companies that are on the Investor Responsibility Research Center (IRRC) list of companies doing business in South Africa. This index is maintained by Wilshire Associates.

Wilshire 5000 Equity Index

The Wilshire 5000 Equity Index measures performance of all US headquartered equity securities with readily available price data. Approximately 6,000 capitalization weighted security returns are used to calculate the index.


                              FINANCIAL STATEMENTS


The Fund's Financial Statements for the fiscal year ended September 30, 1995, including notes thereto and the report of Price Waterhouse LLP thereon are incorporated herein by reference. A copy of the 1995 Annual Report accompany the delivery of this Statement of Additional Information.

         APPENDIX-DESCRIPTION OF SECURITIES AND RATINGS

I.  Description of Bond Ratings

Excerpts from Moody's Investors Service, Inc.'s Corporate Bond Ratings:
-----------------------------------------------------------------------

         Aaa: judged to be the best quality; carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; Ba: B: protection of interest and principal payments is questionable.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers, 1,2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Corporate Bond Ratings:
---------------------------------------------------------------------

         AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

         BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Corporate Bond Ratings:
--------------------------------------------------------------------

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C: Bonds are in imminent default in payment of interest or principal.

         DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

         Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Excerpts from Duff & Phelps Corporate Bond Ratings:
---------------------------------------------------

         AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time of economic conditions.

         A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB+,BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

         B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protections factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

         DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

         DP: Preferred stock with dividend arrearage.

                           Description of Bond Ratings
                           ---------------------------



Excerpts from Moody's Investors Service, Inc.'s Preferred Stock Ratings
-----------------------------------------------------------------------

         aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: an issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is rated ca is speculative in a high degree an is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred of preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1,2 and 3 in each rating classification from "aa "through "b" in its preferred stock rating system. The modifier 1 indicated that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation's Preferred Stock Ratings
---------------------------------------------------------------------

         AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations , although it is somewhat more susceptible to the adverse effect of the changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameter, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB,B,CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. Bb indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

         Plus(+) or Minus(-): The ratings from "AA" for "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Excerpts from Fitch Investors Services, Inc. Preferred Stock Ratings:
---------------------------------------------------------------------
         AAA: Preferred stocks assigned this rating are the highest quality. Strong asset protection, conservative balance sheet ratios, and positive indications of continued protection of preferred dividend requirements are prerequisites for an "AAA" rating.

         AA: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

         A: Preferred of preference issues assigned this rating are good quality. Asset protection and coverages of preferred dividends are considered adequate and are expected to be maintained.

         BBB: Preferred or preference issues assigned this rating are reasonably safe but lack the protections of the "A" to "AAA" categories. Current results should be watched for possible of deterioration.
         BB: Preferred or preference issues assigned this rating are considered speculative. The margin of protection is slim or subject to wide fluctuations. The loner-term financial capacities of the enterprises cannot be predicted with assurance.

         B: Issues assigned this rating are considered highly speculative. While earnings should normally cover dividends, directors may reduce or omit payment due to unfavorable developments, inability to finance, or wide fluctuations in earnings.

         CCC: Issues assigned this rating are extremely speculative and should be assessed on their prospects in a possible reorganization. Dividend payments may be in arrears with the status of the current dividend uncertain.

         CC: Dividends are not currently being paid and may be in arrears. The outlook for future payments cannot be assured.

         C: Dividends are not currently being paid and may be in arrears. Prospects for future payments are remote.

         D: Issuer is in default on its debt obligations and has filed for reorganization or liquidation under the bankruptcy law.

         Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "CCC", "CC", "C", and "D" categories.

                                    MAS FUNDS

                            PART C: OTHER INFORMATION

                         Post-Effective Amendment No. 41

Item 24.  Financial Statements and Exhibits:

     (a) Audited financial statements for the year ended September 30, 1995, including Price Waterhouse's report thereon, are incorporated by reference in the Statement of Additional Information, from the Registrant's 1995 Annual Report which is included as an Exhibit to Post-Effective Amendment No. 41 to the Registration Statement. The financial statements included in the Annual Report are:

          (a) Statements of Net Assets as of September 30, 1995;

          (b) Statements of Operations for the fiscal year ended September 30, 1995, as applicable;

          (c) Statements of Changes in Net Assets for the fiscal years ended September, 1995 and 1994, as applicable;

          (d) Selected Per Share Data and Ratios for the fiscal years ended September 30, 1995, 1994, 1993, 1992 and 1991, as applicable

     (b)  Additional Exhibits

          (1) Amended and Restated Declaration of Trust (incorporated by reference to Exhibit 1 of the initial Registration Statement as filed on March 1, 1984).

          (1)(a)       Amendment No. 1 to Amended and Restated Declaration of
                       Trust, dated May 20, 1992 (incorporated by reference to
                       Exhibit 2 of Post-Effective Amendment No. 25 as filed on
\                      January 28, 1993).

          (1)(b) Amended and Restated Declaration of Trust, dated November 18, 1993 (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 29 as filed on December 27,
                       1993).

          (2) By-Laws (incorporated by reference to Exhibit 2 of the initial Registration Statement as filed on March 1,
                       1984).

          (2)(a) By-Laws (incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 29 as filed on December 27,
                       1993).

          (3)          Not Applicable.

          (4) Specimen of Security for the Global Fixed Income Portfolio and the Balanced Portfolio (incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 24 as filed on October 30, 1992).

          (4)(a) Specimen of Security for the Growth Portfolio (incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 26 as filed on June 28, 1993).

          (5) Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP dated July 1, 1988 (incorporated by reference to Exhibit 5 of Post-Effective Amendment No.
                       8).

          (5)(a) Form of Investment Advisory Agreement with Miller Anderson & Sherrerd, LLP is filed herewith.

          (6)          Distribution Agreement with MAS Fund Distribution, Inc.
                       dated April 13, 1993 (incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 26 as filed on June 28, 1993).

          (6)(a) Form of Distribution Agreement with MAS Fund Distribution, Inc. is filed herewith.

          (7)          Not Applicable.

          (8) Custodian Agreement with State Street Bank & Trust Company (incorporated by reference to Exhibit 8 of the initial Registration Statement as filed on March 1,
                       1984).


          (8)(a) Custodian Agreement with Morgan Stanley Trust Company dated September 1, 1993 as originally filed with Post-Effective Amendment No. 29 as filed on December 27, 1993 is filed herewith.


          (8)(b) Custodian Agreement with United States Trust Company of New York dated July 22, 1994 is filed herewith.


          (8)(c) Amendment dated January 3, 1966 between Morgan Stanley Trust Company and MAS Funds is filed herewith.


          (9) Administration Agreement with The Vanguard Group dated September, 1984 (incorporated by reference to Exhibit 9 of Pre-Effective Amendment No. 3 as filed on August 27,
                       1984).

          (9)(a) Administration Agreement with Miller Anderson & Sherrerd, LLP dated November 18, 1993 (incorporated by reference to
                       Exhibit 9 of Post-Effective Amendment No. 29 as filed on December 27, 1993).

          (9)(b) Sub-Administration Agreement with United States Trust Company of New York dated November 18, 1993 (incorporated by reference to Exhibit 9 of Post-Effective Amendment
                       No. 29 as filed on December 27, 1993).

          (9)(c) Transfer Agency Agreement with United States Trust Company of New York dated November 18, 1993 (incorporated by reference to Exhibit 9 of Post-Effective Amendment
                       No. 29 as filed on December 27, 1993).

          (9)(d) Form of Administration Agreement with Miller Anderson & Sherrerd, LLP is filed herewith.

          (10) Opinion and Consent of Counsel dated August 23, 1984 (incorporated by reference to Pre-Effective Amendment No. 3 as filed on August 27, 1984).

          (11) Consent of Independent Public Accountants is filed herewith.

          (12) Audited Financial Statements for fiscal year ended September 30, 1995 are filed herewith.

          (13)         Not Applicable.

          (14)         Not Applicable.

          (15) Distribution Plan Adviser Class Shares is filed herewith.

          (15)(a) Investment Class Shareholder Service Agreement is filed herewith.

          (15)(b) Investment Class Service Provider Agreement (incorporated by reference to Post-Effective Amendment No. 40 as filed on December 1, 1995).

          (16) Performance Quotation Computation (incorporated by reference to Post-Effective Amendment No. 21 as filed on April 6, 1992).

          (18)         Rule 18f-3 Multiple Class Plan is filed herewith.

          (24) Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 40 as filed on December 1, 1995).

          (27)         Financial Data Schedules are filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant

     Registrant is not controlled by or under common control with any person.

Item 26.  Number of Holders of Securities:

     As of January 25, 1996, the number of record holders of each class of securities of Registrant was as follows:

                                                                Number of
     Title of Class                                             Record Holders
     --------------                                             --------------


Advisory Foreign Fixed Income............................             62
Advisory Mortgage........................................             51
Emerging Markets.........................................            100
Equity...................................................            765
Growth...................................................              0
International Equity.....................................            621
Mid Cap Growth...........................................            249
Mid Cap Value............................................            162
Small Cap Value..........................................            435
Value....................................................            669
Cash Reserves............................................            131

Domestic Fixed Income....................................             24
Fixed Income.............................................            547
Fixed Income II..........................................             52
Global Fixed Income......................................             73
High Yield...............................................            304
Intermediate Duration....................................              5
International Fixed Income...............................             52
Limited Duration.........................................            136
Mortgage-Backed Securities...............................             21
Municipal................................................             76
PA Municipal.............................................             26
Special Purpose Fixed Income.............................            240
Balanced.................................................            132
Multi-Asset-Class........................................             86
          Select Equity............................................ 5

Item 27. Indemnification:

Reference is made to Article V of Registrant's By-Laws dated November 18, 1993, which is incorporated by reference. Registrant hereby also makes the undertaking consistent with rule 484 under the Securities Act of 1933, as amended.

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, or whether by or in the right of the Trust, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of self-dealing, willful misconduct or recklessness. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

Item 28.  Business and Other Connections of Investment Advisor:

Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded 1969. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

The information required by this Item 28 with respect to each director, officer, or partner of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-10437).


Item 29.  Principal Underwriters:

     (a) MAS Fund Distribution, Inc., acts as sole distributor of the Registrant's shares.

     (b) The principal address for MAS Fund Distribution, Inc. and each partner and officer listed below is One Tower Bridge, West Conshohocken, PA 19428.

Name and Principal            Positions and              Positions and
Business Address              Offices with Underwriter   Offices with Registrant
------------------            ------------------------   -----------------------
Lorraine Truten               President                  Vice President
Ronald R. Reese               Secretary & Treasurer      N/A
Paul A. Frick                 Compliance Officer
Jon K. Speare                 Client Account Manager
Gary G. Schlarbaum            Director                   N/A
Thomas L. Bennett             Director                   Trustee
James D. Schmid               Director                   President


     (c) Not applicable

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

          Chase Manhattan Bank, N.A.
          One Chase Manhattan Plaza
          New York, N.Y. 10081
          (records relating to its function as custodian)

          Morgan Stanley Trust Company
          1 Pierrepont Plaza
          Brooklyn, New York 11201
          (records relating to its function as custodian)

          Chase Global Funds Services
          73 Tremont Street
          Boston, MA 02108-3913
          (records relating to its functions as sub-administrator, transfer agent and dividend disbursing agent)

          Miller Anderson & Sherrerd, LLP
          One Tower Bridge
          West Conshohocken, Pennsylvania 19428
          (records relating to its function as investment adviser)

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings:

(a)       Not applicable

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) Registrant hereby undertakes to comply with the intent of the provisions of Section 16(c) of the Investment Company Act of 1940 in regard to shareholders' rights to call a meeting of shareholders for the purpose of voting on the removal of trustees and to assist in shareholder communications in such matters.

                                  Signatures


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 41 to Registration Statement No. 2-89729 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken, Commonwealth of Pennsylvania on the 30th day of January, 1996.


                                    MAS FUNDS

                                                 By:      *
                                                    ---------------------------
                                                    James D. Schmid, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

        *                                    Trustee           January 30, 1996
-------------------------------------------
David P. Eastburn

        *                                    Trustee           January 30, 1996
-------------------------------------------
Joseph P. Healey

        *                                    Trustee           January 30, 1996
-------------------------------------------
Joseph J. Kearns

        *                                    Trustee           January 30, 1996
-------------------------------------------
C. Oscar Morong, Jr.

        *                                    Trustee           January 30, 1996
-------------------------------------------
Thomas L. Bennett

        *                                    President         January 30, 1996
-------------------------------------------
James D. Schmid

        *                                    Treasurer         January 30, 1996
-------------------------------------------
Douglas W. Kugler



*By:  /s/
    ---------------------------
       John H. Grady, Jr.
       Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit                                                                                        Page
-------                                                                                        ----

EX-99.B1 Amended and Restated Declaration of Trust (incorporated by reference to Exhibit 1 of the initial Registration
                      Statement as filed on March 1, 1984).

EX-99.B1(a)           Amendment No. 1 to Amended and Restated Declaration of Trust,
                      dated May 20, 1992 (incorporated by reference to Exhibit 2 of Post-
                      Effective Amendment No. 25 as filed on January 28, 1993).

EX-99.B1(b)           Amended and Restated Declaration of Trust, dated November
                      18, 1993 (incorporated by reference to Exhibit 1 of
                      Post-Effective Amendment No. 29 as filed on December 27,
                      1993).

EX-99.B2 By-Laws (incorporated by reference to Exhibit 2 of the initial Registration Statement as filed on March 1, 1984).

EX-99.B2(a)           By-Laws (incorporated by reference to Exhibit 2 of Post-Effective
                      Amendment No. 29 as filed on December 27, 1993).

EX-99.B3              Not Applicable.

EX-99.B4              Specimen of Security for the Global Fixed Income Portfolio and the
                      Balanced Portfolio (incorporated by reference to Exhibit 4 of Post-
                      Effective Amendment No. 24 as filed on October 30, 1992).

EX-99.B4(a)           Specimen of Security for the Growth Portfolio
                      (incorporated by reference to Exhibit 4 of Post-Effective
                      Amendment No. 26 as filed on June 28, 1993).

EX-99.B5              Investment Advisory Agreement with Miller Anderson &
                      Sherrerd, LLP dated July 1, 1988 (incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 8).

EX-99.B5(a)           Form of Investment Advisory Agreement with Miller Anderson
                      & Sherrerd, LLP is filed herewith.

EX-99.B6              Distribution Agreement with MAS Fund Distribution, Inc. dated April 13,
                      1993 (incorporated by reference to Exhibit 6 of Post-Effective
                      Amendment No. 26 as filed on June 28, 1993).

EX-99.B6(a)           Form of Distribution Agreement with MAS Fund Distribution, Inc. is filed herewith.

EX-99.B7              Not Applicable.



Exhibit                                                                                        Page
-------                                                                                        ----

EX-99.B8              Custodian Agreement with State Street Bank & Trust Company
                      (incorporated by reference to Exhibit 8 of the initial
                      Registration Statement as filed on March 1, 1984).


EX-99.B8(a)           Custodian Agreement with Morgan Stanley Trust Company
                      dated September 1, 1993 as originally filed with
                      Post-Effective Amendment No. 29 as filed on December 27,
                      1993 is filed herewith.


EX-99.B8(b)           Custodian Agreement with United States Trust Company of
                      New York dated July 22, 1994 is filed herewith.


EX-99.B8(c)           Amendment dated January 3, 1996 between Morgan Stanley
                      Trust Company and MAS Funds is filed herewith.


EX-99.B9              Administration Agreement with The Vanguard Group dated
                      September, 1984 (incorporated by reference to Exhibit 9 of
                      Pre-Effective Amendment No. 3 as filed on August 27,
                      1984).

EX-99.B9(a)           Administration Agreement with Miller Anderson & Sherrerd,
                      LLP dated November 18, 1993 (incorporated by reference to
                      Exhibit 9 of Post-Effective Amendment No. 29 as filed on
                      December 27, 1993).

EX-99.B9(b)           Sub-Administration Agreement with United States Trust
                      Company of New York dated November 18, 1993 (incorporated
                      by reference to Exhibit 9 of Post-Effective Amendment No.
                      29 as filed on December 27, 1993).

EX-99.B9(c)           Transfer Agency Agreement with United States Trust Company of New
                      York dated November 18, 1993 (incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 29 as filed on December 27, 1993).

EX-99.B9(d)           Form of Administration Agreement with Miller Anderson &
                      Sherrerd, LLP is filed herewith.

EX-99.B10             Opinion and Consent of Counsel dated August 23, 1984
                      (incorporated by reference to Pre-Effective Amendment No.
                      3 as filed on August 27, 1984).

EX-99.B11             Consent of Independent Public Accountants is filed herewith.

EX-99.B12             Audited Financial Statements for fiscal year ended September 30, 1995 are filed herewith.

EX-99.B13             Not Applicable.

EX-99.B14             Not Applicable.



Exhibit                                                                                        Page
-------                                                                                        ----

EX-99.B15             Distribution Plan Adviser Class Shares is filed herewith.

EX-99.B15(a)          Investment Class Shareholder Service Agreement is filed herewith.

EX-99.B15(b)          Investment Class Service Provider Agreement (incorporated by reference to Post-Effective Amendment No. 40 as filed on December 1, 1995).

EX-99.B16             Performance Quotation Computation (incorporated by reference to
                      Post-Effective Amendment No. 21 as filed on April 6, 1992).

EX-99.B18             Rule 18f-3 Multiple Class Plan is filed herewith.

EX-99.B24             Powers of Attorney (incorporated by reference to Post-Effective
                      Amendment No. 40 as filed on December 1, 1995).

EX-99.B27.1           Financial Data Schedules

EX-99.B27.2

EX-99.B27.3

EX-99.B27.4

EX-99.B27.5

EX-99.B27.6

EX-99.B27.7

EX-99.B27.8

EX-99.B27.9

EX-99.B27.10

EX-99.B27.11

EX-99.B27.12

EX-99.B27.13

EX-99.B27.14

EX-99.B27.15

EX-99.B27.16

EX-99.B27.17

EX-99.B27.18

EX-99.B27.19

EX-99.B27.20

EX-99.B27.21

EX-99.B27.22

EX-99.B27.23

EX-99.B27.24

EX-99.B27.25
